Registration No.33-58950
                                                     Registration No. 811-1705

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                     --------------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |_|

                Pre-Effective Amendment No.                                  |_|
                                            -------


                Post-Effective Amendment No.  8                              |X|
                                            -------


                                     AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                Amendment No.  61                                            |X|
                              -------


                        (Check appropriate box or boxes)
                         -------------------------------

                               SEPARATE ACCOUNT A
                                       of
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)
                            -------------------------


            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (212) 554-1234
                            -------------------------

                                  MARY P. BREEN
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

            The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                   (Names and Addresses of Agents for Service)
                   -------------------------------------------


                  Please send copies of all communications to:
                               PETER E. PANARITES
                         Freedman, Levy, Kroll & Simonds
                    1050 Connecticut Avenue, N.W., Suite 825
                             Washington, D.C. 20036
                    ----------------------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

|_|     Immediately upon filing pursuant to paragraph (b) of Rule 485.


|X|     On May 1, 1998 pursuant to paragraph (b) of Rule 485.

|_|     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


|_|     On (date) pursuant to paragraph (a)(1) of Rule 485.

|_|     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

|_|     On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

        Units of interest in Separate Account under variable annuity contracts.

                              CROSS REFERENCE SHEET
                  SHOWING LOCATION OF INFORMATION IN PROSPECTUS
                  ---------------------------------------------

         Form N-4 Item                         Prospectus Caption
         -------------                         ------------------

 1.      Cover Page                            Cover Page

 2.      Definitions                           General Terms

 3.      Synopsis                              Part 1:  Summary

 4.      Condensed Financial                   Part 5: Accumulation Unit
         Information                           Values

 5.      General Description of                Part 1:  Summary, Part 3:
         Registrant, Depositor and             Equitable's Separate Account
         Portfolio Companies                   and its Investment Funds

 6.      Deductions and Expenses               Part 6:  Deductions and
                                               Charges

 7.      General Description of                Part 5:  Provisions of the
         Variable Annuity Contracts            Contract and Services We
                                               Provide

 8.      Annuity Period                        Part 5:  Provisions of the
                                               Contract and Services We
                                               Provide

 9.      Death Benefit                         Part 5:  Provisions of the
                                               Contract and Services We
                                               Provide - Death Benefit

10.      Purchases and Contract Value          Part 2:  Investment
                                               Performance, Part 5:
                                               Provisions of the Contract and
                                               Services We Provide

11.      Redemptions                           Part 5:  Provisions of the
                                               Contract and Services We
                                               Provide, Part 6: Deductions
                                               and Charges - Contingent
                                               Withdrawal Charge

12.      Taxes                                 Part 8:  Federal Tax and ERISA
                                               Matters

13.      Legal Proceedings                     Part 9: Legal Proceedings

14.      Table of Contents of the              Statement of Additional
         Statement of Additional               Information Table of
         Information                           Contents

                              CROSS REFERENCE SHEET
                         SHOWING LOCATION OF INFORMATION
                     IN STATEMENT OF ADDITIONAL INFORMATION
                     --------------------------------------

                                               Statement of Additional
         Form N-4 Item                         Information Caption
         -------------                         -------------------

15.      Cover Page                            Cover Page

16.      Table of Contents                     Table of Contents

17.      General Information                   Part 3:  The
         and History                           Reorganization,
                                               Prospectus -
                                               Part 1:  Summary

18.      Services                              Not Applicable

19.      Purchases of                          Part 9:  Distribution
         Securities Being
         Offered

20.      Underwriters                          Part 9:  Distribution

21.      Calculation of                        Part 4:  Accumulation
         Performance Data                      Unit Values, Part 5:
                                               Annuity Unit Values, Part
                                               10: Money Market Fund Yield
                                               Information, Prospectus -
                                               Part 2:  Investment Performance


22.      Annuity Payments                      Part 5:  Annuity Unit
                                               Values

23.      Financial Statements                  Part 12:  Financial Statements

                                  MOMENTUM PLUS
                     RETIREMENT PLANNING FROM EQUITABLE LIFE

                        Supplement, dated May 1, 1998, to
                          Prospectus, dated May 1, 1998

               GROUP VARIABLE ANNUITY CONTRACT FUNDED THROUGH THE
                     INVESTMENT FUNDS OF SEPARATE ACCOUNT A

                                   Issued By:
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES





--------------------------------------------------------------------------------

This supplement adds and modifies certain information to the prospectus (PROSPECTUS) of Momentum Plus (MOMENTUM PLUS) of The Equitable Life Assurance Society of the United States (EQUITABLE LIFE), dated May 1, 1998. The purpose of the supplement is to offer Employers or trustees of trusts established with respect to the below mentioned 457 plans ("Trustees") an opportunity to fund Code Section 457 employee deferred compensation (457) plans with a Momentum Plus group variable annuity contract issued directly to Employers or Trustees pursuant to the terms of their respective 457 plans. The supplement describes the material differences between the Prospectus, as it applies to the Momentum Plus Program applicable to tax qualified defined contribution plans, and its application to 457 plans. You should keep this supplement to the Prospectus for future reference. You may obtain an additional copy of the Prospectus and a copy of the Statement of Additional Information (SAI), from us, free of charge, if you write to the Processing Office, call 1-800-528-0204, or mail in the SAI request form located at the end of the Prospectus. Special terms used in the Prospectus have the same meaning in this supplement unless otherwise noted.

--------------------------------------------------------------------------------









                                 Copyright 1998
                      The Equitable Life Assurance Society
                of the United States, New York, New York, 10104.
                              All rights reserved.
                                      888-

MOMENTUM PLUS 457 CONTRACT

GENERAL TERMS. An "Employer" is either (i) a state, political subdivision of a state, or an agency or instrumentality of any one or more of these entities or
(ii) any other organization exempt from tax which maintains a plan for a select group of management or highly compensated employees as described under ERISA. A "Participant" is an employee who is a participant under a plan, adopted by the "Employer," that is intended to meet the requirements of an eligible deferred compensation plan under Section 457 of the Code. The "Source" of a contribution is either (i) the Employer or (ii) participant contributions pursuant to a deferral election or (iii) a prior plan transfer or rollover from a prior 457 plan. As the 457 Contract does not provide for loans, the definition of "Active Loan" is not applicable.

THE MOMENTUM PLUS PROGRAM. In addition to the Momentum Plus group variable annuity contract available to qualified retirement plans that meet the requirements of Code Section 401(a), the Momentum Plus Program now offers the Momentum Plus 457 group variable annuity contract ("457 Contract") as a funding vehicle for Employers or Trustees who sponsor 457 plans. There is no Master Plan, Master Trust or Pooled Trust applicable to 457 plans. Each Employer or Trustee, as applicable, participates directly in the 457 Contract, using it as a funding vehicle for the Employer's plan. The 457 Contract must be used as the exclusive funding vehicle of the plan unless Equitable Life agrees otherwise. Contributions to the 457 Contract on behalf of a participant can be from current year Employer contributions or prior plan contributions transferred from another 457 plan and are limited in amount (see "Public and Tax Exempt Organization Employee Deferred Compensation Plan (457 Plans)" below). Post-tax contributions by a Participant may not be made under the 457 Contract. The Momentum Plus Program currently is not available for state, political subdivision, agency or instrumentality 457 plans in Texas.

PLAN OR CONTRACT TERMINATION BY THE EMPLOYER. The Employer or the Trustees, in their sole discretion, may terminate the plan's 457 Contract and transfer amounts held under the 457 Contract to some other contract or account that serves as a funding vehicle for the 457 plan. In addition, the Employer or the Trustees, in their sole discretion, may decide to terminate the 457 plan. If Plan Termination occurs in the first five years that the plan has participated in the 457 Contract, all withdrawals from the Investment Funds made on behalf of a Participant will be subject to a contingent withdrawal charge, except those withdrawals exempted from such contingent withdrawal charge. See "Waiver of Withdrawal Charge" below. Withdrawals during the period from the Guaranteed Interest Account will be subject to the contingent withdrawal charge only if the Market Value Adjustment is less than the contingent withdrawal charge. See "Effects of Plan or Contract Termination" in Part 4. When Contract Termination occurs in the first five years that the plan has participated in the 457 Contract, a contingent withdrawal charge will apply to the surrendered amounts in the Investment Funds. Surrendered amounts in the Guaranteed Interest Account will generally be paid in installments. See "Effects of Plan or Contract Termination" in Part 4 of the Prospectus.

CONTINGENT WITHDRAWAL CHARGE. No sales charges are deducted from contributions. However, to assist us in defraying the various sales and promotional expenses incurred in connection with selling the Momentum Plus Program, we assess a contingent withdrawal charge described at pages 42 and 43 of the Prospectus. The contingent withdrawal charge does not apply after the Employer's 457 plan has participated in the Momentum Plus Program for five years.

WAIVER OF WITHDRAWAL CHARGE. Exceptions to the contingent withdrawal charge are described in the Prospectus, at page 43, amended, however, as follows:

The third sub-paragraph on page 43 of the Prospectus does not apply to the 457 Contract and is replaced by the following:

     o the amount withdrawn is an amount in excess of the amount that may be contributed under Section 457 of the Code, including income thereon, and is refunded within one month of the date the amount was remitted as a contribution.

The following exception is added:

     o the amount withdrawn is a result of a request of a Participant faced with an "unforeseen emergency" pursuant to Section 457(d)(1)(A)(iii) of the Code.

Also, the fourth, fifth and seventh sub-paragraphs on page 43 of the Prospectus do not apply to the 457 Contract.

PLAN LOANS NOT AVAILABLE. The 457 Contract does not provide for plan loans to Participants. Accordingly, the information in the Prospectus relating to plan loans and plan loan setup and recordkeeping charges does not apply to the 457 Contracts.

FULL SERVICE PLAN RECORDKEEPING OPTIONS NOT AVAILABLE. The full service plan recordkeeping option described in the Prospectus at pages 40 and 42 are not available under the 457 Contract. The annual charge for these services, therefore, will not apply under the 457 Contract.

FEES AND CHARGES. Except as described above, the fees and charges applicable to the 457 Contract are the same as those described in the Prospectus for Momentum Plus contracts used to fund qualified defined contribution plans. See "Fee Table" in Part 1, and Part 6, of the Prospectus.

AUTOMATIC MINIMUM WITHDRAWAL OPTION. We offer a payment option, which we call "Automatic Minimum Withdrawal Option," which is intended to meet the minimum distribution requirements applicable to 457 plans. The Employer may elect the Automatic Minimum Withdrawal Option for a Participant if the Participant is at least age 70 1/2 and the Retirement Account Value in the Investment Funds is at least $2,000. Participants should complete the Automatic Minimum Withdrawal Option by filing the proper election form provided by the Employer. If the Automatic Minimum Withdrawal Option is elected, we will pay out of the Retirement Account Value in the Investment Funds an amount which the Code requires to be distributed from the 457 plan. In performing this calculation, we assume that the only funds subject to the Code's minimum distribution requirements are those held for the Participant under the 457 Contract. We calculate the Automatic Minimum Withdrawal Option amount based on information the Employer or Trustees give us and on certain assumptions. Currently, the Automatic Minimum Withdrawal Option payments will be made annually. We are not responsible for errors that result from inaccuracies in the information provided to us.

The Automatic Minimum Withdrawal Option, if elected, will be subject to our rules then in effect. This election is not revocable. Generally, electing this option does not restrict making partial withdrawals or subsequently electing an annuity distribution option. However, you must consult with your tax advisor before making any partial withdrawal or electing an annuity distribution, because the Internal Revenue Code and Treasury Regulations generally require that payments under 457 plans have to be substantially equal in amount. The Automatic Minimum Withdrawal option should not be elected if the Participant continues to work beyond age 70 1/2 and contributions continue to be made into the Contract. To do so could result in an insufficient distribution.

The minimum check that will be sent is $300, or, if less, the Participant's Retirement Account Value. If, after the deduction of the amount of the minimum distribution, the total Retirement Account Value of a Participant is less than $500, we may pay that amount.

BENEFICIARY. Under the 457 Contract, the Employer or the Trustees must be the beneficiary of all Participants under the 457 plan. Each Participant's actual beneficiary designation under the Employer's 457 plan will be maintained by the Employer or Trustees. Upon our receipt of due proof of the death of a Participant, Equitable Life may, at the request of the Employer or Trustees, change the beneficiary designation and pay a death benefit to the then designated beneficiary. Under the Employer's 457 plan, the amount of the death benefit will be equal to the Retirement Account Value as of the applicable Transaction Date. The beneficiaries may elect any of the methods of disposition, described under "Death Benefit" in Part 5 of the Prospectus.


CODE SECTION 457 TAX MATTERS

Note: Except for the text on page 45 of the Prospectus preceding "Tax Aspects of Contributions to a Plan" and "Impact of Taxes to Equitable Life" on page 49, "Part 8: Federal Tax and ERISA Matters" in the Prospectus does not apply to 457 plans and is replaced by the addition of this section.

PUBLIC AND TAX-EXEMPT ORGANIZATION EMPLOYEE DEFERRED COMPENSATION PLANS (457 PLANS). Employees and independent contractors who perform services for an eligible employer which maintains a plan satisfying the requirements of Section 457 of the Code may exclude from Federal gross income certain salary reduction amounts. Employers eligible to maintain Plans are governmental entities such as states, municipalities, and state agencies (governmental employer) or tax exempt entities (TAX-EXEMPT EMPLOYER). Tax-exempt, non-governmental employers are generally subject to ERISA, and may be required by the provisions of that Act to limit participation in a 457 plan to a select group of management or highly compensated employees. The 457 plan funds are subject to the claims of the employer's general creditors in a 457 plan maintained by a tax-exempt employer. In a 457 plan maintained by a governmental employer, the plan's assets must be held in trust for the exclusive benefit of employees. This requirement currently applies to 457 plans newly-established by a governmental employer and must be met by 1999 for governmental employer 457 plans established before August, 1996. Regardless of Contract ownership, the EDC plan may permit the employee to choose among various investment options.

Generally, the maximum contribution amount that can be excluded from gross income in any tax year under a 457 plan is 33 1/3% of the employee's "includable compensation," up to $7,500. This amount may be adjusted for cost-of-living increases in accordance with Section 457 of the Code. In 1998, this amount is $8,000. Special rules may permit "catch-up" contributions during the three years preceding normal retirement age under the 457 plan.

In general, no amounts may be withdrawn from a 457 plan prior to the calendar year in which the employee attains age 70 1/2, separates from service or in the event of an unforeseen emergency. Income or gains on contributions under a 457 plan are subject to Federal income tax when amounts are distributed or made available to the employee or beneficiary. Amounts are not deemed to be "made available" (currently taxable) just because the participant is permitted under the plan to make a one-time election to defer commencement of distributions between the time amounts are allowed to be made available and before distributions actually start. Also, de minimis amounts (up to $5,000) may be taken out by the employee or forced out by the plan under certain circumstances, even though the employee may still be working and amounts would not otherwise be made available.

Distributions from 457 plans generally must commence no later than April 1st of the calendar year following the calendar year in which the employee attains 70 1/2 or retires from service with the employer maintaining the 457 plan, whichever is later.

If the participant in a 457 plan does not commence minimum distributions in the calendar year in which he or she attains age 70 1/2, (or retires, if later), and waits until the three month (January 1 - April 1) period in the next calendar year to commence minimum distributions, then the participant must take two required minimum distributions in that calendar year.

Distributions from a 457 plan may not be rolled over or transferred to an IRA. There is no 10% penalty tax imposed on distributions prior to age 59 1/2.

Distributions to a 457 plan participant are characterized as "wages" for income tax reporting and withholding purposes. No election out of withholding is possible. See "Federal and State Income Tax Withholding," below. These amounts are not subject to FICA tax, if FICA tax was withheld by the employer when wages were deferred. In certain circumstances, receipt of payments from a 457 plan may result in a reduction of an employee's Social Security benefits.

If the 457 plan so provides, a deceased employee's beneficiary may be able to elect to receive death benefits in installments instead of a lump sum, and will be taxed as the payments are received. However, the death benefits must be received within 15 years of the date of the deceased employee's death (or within the period of life expectancy of the surviving spouse if the spouse is the designated beneficiary).

Due to unrelated business income tax rules, the 457 Contracts may not be an appropriate funding vehicle for a 457 plan maintained by an organization exempt from tax under the following Code Sections: 501(c)(7) (social club); 501(c)(9)
(VEBA); 501(c)(17) (supplemental unemployment compensation benefit plan trust); or 501(c)(20) (legal services plan trust). Please contact your tax adviser to see if these limits may apply to your 457 plan.

TAX PENALTY FOR INSUFFICIENT DISTRIBUTIONS. Failure to make required distributions may cause the disqualification of the 457 plan. Disqualification results in current taxation of the Participant's entire benefit. In addition, a 50% penalty tax is imposed on the difference between the required distribution amount and the amount actually distributed, if any. We do not automatically make distributions from a 457 Contract unless the Employer so requests. We will notify you when our records show that your age 70 1/2 is approaching. You should consult with your tax adviser concerning these rules and their proper application to your situation.

FEDERAL AND STATE INCOME TAX WITHHOLDING. Payments under 457 plans are subject to mandatory federal income tax withholding rules applicable to wages; no election out is permitted. State income tax withholding generally also applies. The Employer (and not Equitable Life) is generally responsible for such wage withholding.

TAX CHANGES. The United States Congress has in the past considered, and may in the future consider, legislation that, if enacted, could change the tax treatment of 457 plans. In addition, the Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing laws. State tax laws or, if you are not a United States resident, foreign tax laws, may affect the tax consequences to you or the beneficiary. These laws may change from time to time without notice and, as a result, the tax consequences may be altered. There is no way of predicting whether, when or in what form any such change would be adopted. Any such change could have retroactive effects regardless of the date of enactment. We suggest you consult your legal or tax adviser.


42257
                                        4

                                  MOMENTUM PLUS
                     RETIREMENT PLANNING FROM EQUITABLE LIFE
                          PROSPECTUS, DATED MAY 1, 1998


                                   ----------

               Group Variable Annuity Contract Funded Through the
                     Investment Funds of Separate Account A

                                   Issued By:
            The Equitable Life Assurance Society of the United States
--------------------------------------------------------------------------------

This prospectus describes a group variable annuity contract (Contract) offered by The Equitable Life Assurance Society of the United States (Equitable Life). The Contract is designed to fund defined contribution plans. Employers sponsoring such plans and trustees of such plans (Plan Trustees) can participate in the Contract through the Momentum Plus Program. The Momentum Plus Program consists of a defined contribution master plan and trust sponsored by Equitable Life (Master Plan and Trust) or, for Employers who prefer to use their own individually designed or a prototype defined contribution plan, a pooled trust (Pooled Trust).


Employers and Plan Trustees may choose from investment options (Investment Options) available under the Contract. These Investment Options include the Guaranteed Interest Account, which is part of Equitable Life's general account and pays interest at a guaranteed fixed rate, and twenty-four variable investment funds (Investment Funds) of Separate Account A (Separate Account):



-----------------------------------------------------------------------------------------------------------------------------
                                                       Investment Funds
-----------------------------------------------------------------------------------------------------------------------------
o  Alliance Money Market                  o  Alliance International                 o  EQ/Putnam Growth & Income Value
o  Alliance Intermediate Government       o  Alliance Aggressive Stock              o  EQ/ Putnam Balanced
   Securities                             o  Alliance Small Cap Growth              o  MFS Research
o  Alliance High Yield                    o  Alliance Conservative Investors        o  MFS Emerging Growth Companies
o  Alliance Quality Bond                  o  Alliance Balanced                      o  Morgan Stanley Emerging Markets Equity
o  Alliance Growth & Income               o  Alliance Growth Investors              o  Warburg Pincus Small Company Value
o  Alliance Equity Index                  o  T. Rowe Price International Stock      o  Merrill Lynch World Strategy
o  Alliance Common Stock                  o  T. Rowe Price Equity Income            o  Merrill Lynch Basic Value Equity
o  Alliance Global
-----------------------------------------------------------------------------------------------------------------------------

We invest each Investment Fund in shares of a corresponding portfolio (Portfolio) of either Class IA shares of the Hudson River Trust (HRT) or in Class IB shares of the EQ Advisors Trust (EQAT). HRT and EQAT (Trusts) are two mutual funds whose shares are purchased by the separate accounts of insurance companies. The prospectuses for HRT (in which the "Alliance" Investment Funds invest) and EQAT (in which the other Investment Funds invest), are attached to this prospectus and describe the investment objectives, policies and risks of the Portfolios. Investment Funds relating to EQAT will be available in early July 1998.


Participants may choose from a variety of payout options, including annuities. Fixed annuities are funded through Equitable Life's general account.

We provide Employers, Plan Trustees and Participants with a variety of services and reports relating to the Contract. We also offer a variety of plan recordkeeping services to plan administrators at an additional cost.


This prospectus provides information about the Contract that prospective investors should know before investing. You should read it carefully and retain it for future reference. The prospectus is not valid unless it is attached to a current prospectus for the Trusts, which investors should also read carefully and maintain for future reference.

A registration statement relating to the Separate Account has been filed with the Securities and Exchange Commission (SEC). The Statement of Additional Information (SAI), dated May 1, 1998, which is part of that registration statement, is available free of charge upon request by writing to the Processing Office or calling 1-800-528-0204, our toll-free number. The SAI has been incorporated by reference into this prospectus. The Table of Contents for the SAI appears at the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



May 1, 1998                                                             888-1152
                                                                 Cat. No. 127657

--------------------------------------------------------------------------------
                                 Copyright 1998
           The Equitable Life Assurance Society of the United States,
                           New York, New York, 10104.
                              All rights reserved.

--------------------------------------------------------------------------------

                          PROSPECTUS TABLE OF CONTENTS

--------------------------------------------------------------------------------
General Terms                                         Page 3


Part 1:    Summary                                    Page 5
Equitable Life                                           5
The Momentum Plus Program                                5
Adopting the Momentum Plus Program                       6
The Contract                                             6
Investment Options                                       6
Contributions                                            7
Transfers                                                7
Services We Provide                                      7
Year 2000 Progress                                       8
Distribution Options and Death Benefit                   8
Withdrawals and Termination                              9
Withdrawals for Plan Loans                               9
Taxes                                                    9
Deductions and Charges                                   9
Fee Tables                                              11

Part 2:    Investment Performance                    Page 16
Creating an Investment Strategy                         16
Investment Fund Performance                             16
Communicating Performance Data                          24

Part 3:    Equitable Life's Separate
           Account and Its Investment
           Funds                                     Page 26
Separate Account A                                      26
The Trusts                                              26
HRT's Manager and Investment Adviser                    27
EQAT's Manager                                          28
EQAT's Investment Advisers                              28
Investment Policies and Objectives of
   the Trusts' Portfolios                               30

Part 4:    The Guaranteed Interest
           Account                                   Page 32
Effects of Plan or Contract Termination                 32

Part 5:    Provisions of the Contract
           and Services We Provide                   Page 34
Selecting Investment Options                            34
Contributions                                           34
Retirement Account Value                                35
Transfers                                               35
Investment Simplifier: Automatic
   Transfer Service                                     36
Withdrawal for Plan Loans                               36
Withdrawals and Contract Termination                    37
Forfeitures                                             37
Distribution Options                                    37
Annuity Distribution Options                            38
Electing an Annuity Distribution Option                 38
Automatic Minimum Withdrawal Option
   (Over Age 70 1/2)                                    39
Death Benefit                                           39
Payments of Proceeds                                    40
Plan Recordkeeping Services                             40

Part 6:    Deductions and Charges                    Page 41
Charge to Investment Funds                              41
Charges to Portfolios                                   41
Quarterly Administrative Charge                         42
Charges for State Premium and
   Other Applicable Taxes                               42
Charge for Plan Recordkeeping Services                  42
Contingent Withdrawal Charge                            42
Loan Charges                                            43
Special Circumstances                                   43

Part 7:    Voting Rights                             Page 44
HRT and EQAT Voting Rights                              44
Separate Account Voting Rights                          44
Voting Rights of Others                                 44
Changes in Applicable Law                               44

Part 8:    Federal Tax and ERISA
           Matters                                   Page 45
Tax Aspects of Contributions to a Plan                  45
Tax Aspects of Distributions from a Plan                46
Certain Rules Applicable to Plan Loans                  49
Impact of Taxes to Equitable Life                       49
Certain Rules Applicable to Plans Designed
   to Comply with Section 404(c) of ERISA               49

Part 9    Legal Proceedings                          Page 51

Statement of Additional Information
   Table of Contents                                 Page 52

How to Obtain the Statement of
   Additional Information                            Page 52

--------------------------------------------------------------------------------

                                  GENERAL TERMS

--------------------------------------------------------------------------------

In this prospectus, the terms "we," "our" and "us" mean The Equitable Life Assurance Society of the United States (Equitable Life). The terms "you" and "your" refer to either the Employer, Trustee or the Participant as indicated.

Accumulation Unit -- Contributions that are invested in an Investment Fund purchase Accumulation Units in that Fund. The "Accumulation Unit Value" is the dollar value of each Accumulation Unit on a given date.

Active Loan -- The principal amount of any Participant plan loan that has neither been repaid nor deemed distributed under Section 72(p) of the Code.


Business Day -- Our Business Day is generally any day on which Equitable Life is open and the New York Stock Exchange is open for trading. We are closed on national business holidays and also on Martin Luther King, Jr. Day and the Friday after Thanksgiving. Additionally, we may choose to close on the day immediately preceding or following a national business holiday or due to emergency conditions. For the purpose of determining the Transaction Date, our Business Day ends at 4:00 p.m. Eastern Time.


Cash Value -- The Retirement Account Value minus any applicable withdrawal charge and/or any Market Value Adjustment.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we receive the first contribution made with respect to a plan.

Contract Termination -- Contract Termination occurs (i) when we receive written notice from the Employer or Plan Trustee, as applicable, that it is terminating a plan's participation under the Contract, in whole or in part, or (ii) when Equitable Life delivers written notice to the Employer or Plan Trustee that Equitable Life is terminating a plan's participation under the Contract because
(a) the plan fails to qualify under the Code or (b) the plan has failed to provide Equitable Life with the Participant information necessary to properly administer the Contract.


Default Option -- The Alliance Money Market Fund, if that Fund is selected by the Employer or Plan Trustee as a funding option under the plan. Otherwise, the Guaranteed Interest Account.


Employer -- An employer who has sponsored a defined contribution plan that participates in the Momentum Plus Program through either the Master Plan and Trust or the Pooled Trust.

ERISA -- The Employee Retirement Income Security Act of 1974, as amended.

Guaranteed Interest Account -- The Investment Option that is part of Equitable Life's general account.


Investment Funds -- The twenty-four variable investment funds of the Separate Account that are listed on the first page of this prospectus. Investment Funds are referred to as "Investment Divisions" in the Contract.

Investment Options -- The twenty-five choices for investment contributions: the twenty-four Investment Funds and the Guaranteed Interest Account.


Market Value Adjustment -- A downward adjustment applied to certain withdrawals from the Guaranteed Interest Account after a Plan Termination or Contract Termination. The Market Value Adjustment is subject to some important limitations more fully described in "Part 4: The Guaranteed Interest Account."

Master Plan and Trust -- The Members Retirement Plan of The Equitable Life Assurance Society of the United States and The Members Retirement Trust of The Equitable Life Assurance Society of the United States, respectively, a defined contribution master plan and trust sponsored by Equitable Life.

Participant  --  An  individual  who  participates  in  an  Employer's   defined
contribution plan and is covered under the Contract.

Plan Termination -- Plan Termination means the termination, either in whole or in part, of the Employer's defined contribution plan when there is no successor plan. The Employer or Plan Trustee is required under the Contract to send written notice to Equitable Life at least 90 days before the date the plan is scheduled to terminate.

Plan Trustee -- A trustee or trustees for an Employer's individually designed or prototype defined contribution plan.

Pooled Trust -- The Pooled Trust for Members Retirement Plans of The Equitable Life Assurance Society of the United States.

Portfolios -- The portfolios of The Hudson River Trust and the EQ Advisors Trust that correspond to the Investment Funds of the Separate Account.


Processing Office -- The addresses to which all payments (e.g., contributions, loan payments, etc.), written requests (e.g., transfers, withdrawals, etc.) or other communications must be sent.

Retirement Account Value -- The sum of the amounts that a Participant has in the Investment Options under the Contract.

Separate Account -- Equitable Life's Separate Account A.

Source -- The source of a contribution. There are six potential sources: (i) employer, (ii) employee post-tax, (iii) employer 401(k), (iv) employee salary deferral, (v) employer matching, and (vi) prior plan (transfer or rollover from another plan).
A detailed description of these Sources is contained in the SAI.

SAI -- The Statement of Additional Information.

Terminated Plan Participant -- A Participant who is covered by a defined contribution plan (or a portion thereof) for which Plan Termination has occurred.

Transaction Date -- The Business Day we receive a contribution or acceptable written or telephone transaction request providing the information we need at our Processing Office. If your contribution or request is not accompanied by complete information or is mailed to the wrong address, the Transaction Date will be the date we receive such complete information at our Processing Office. If your contribution or request reaches our Processing Office on a non-Business Day, or after the close of the Business Day, the Transaction Date will be the next following Business Day -- unless under certain circumstances, a future date certain is specified in the request.


Trusts  --  The  Hudson  River  Trust  (HRT)  and  EQ  Advisors   Trust  (EQAT),
collectively.


Valuation Period -- Each Business Day together with any preceding non-Business Day.

--------------------------------------------------------------------------------

                                 PART 1: SUMMARY

--------------------------------------------------------------------------------

Equitable Life

Equitable Life is a New York stock life insurance company that has been in business since 1859. For more than 100 years we have been among the largest life insurance companies in the United States. Equitable Life has been selling annuities since the turn of the century. Our Home Office is located at 1290 Avenue of the Americas, New York, New York 10104. We are authorized to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico and the Virgin Islands. We maintain local offices throughout the United States.


Equitable Life is a wholly owned subsidiary of The Equitable Companies Incorporated (Holding Company). The largest shareholder of the Holding Company is AXA-UAP S.A., (AXA), a French company. As of December 31, 1997, AXA beneficially owned 58.7% of the outstanding common stock of the Holding Company. Under its investment arrangements with Equitable Life and the Holding Company, AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable Life. AXA is the holding company for an international group of insurance and related financial service companies.

Equitable Life, the Holding Company and their subsidiaries managed approximately $274.1 billion of assets as of December 31, 1997, including third party assets of approximately $216.9 billion. We are one of the nation's leading pension fund managers. These assets are primarily managed for retirement and annuity programs for businesses, tax-exempt organizations and individuals. This broad customer base includes nearly half the Fortune 100, more than 42,000 small businesses, state and local retirement funds in more than half the 50 states, approximately 250,000 employees of educational and non-profit institutions, as well as nearly 500,000 individuals. Millions of Americans are covered by Equitable Life's annuity, life, and pension contracts.


The Momentum Plus Program
(Employers and Plan Trustees)

The Momentum Plus Program offers, pursuant to the terms of either the Master Trust or the Pooled Trust, a group variable annuity contract as a funding vehicle for Employers who sponsor qualified defined contribution plans. A defined contribution plan is a retirement plan which provides for an individual account for each plan participant and for benefits based solely on the amounts contributed to such account and any income, expenses, gains and losses. A qualified defined contribution plan is a defined contribution plan that meets the requirements of Section 401(a) of the Code and applicable Treasury regulations.

The Employer or Plan Trustee, as applicable, is responsible for determining whether the Contract is a suitable funding vehicle for its defined contribution plan and should, therefore, carefully read this prospectus and the Contract before entering into the Contract.

As an Employer, subject to Equitable Life's underwriting requirements, you can elect to participate in the Momentum Plus Program and the Master Plan and Trust, in which case the Master Trust will be the sole funding vehicle for your plan. The Master Trust is funded by the Contract.

The Master Plan and Trust consists of Internal Revenue Service approved master defined contribution plans, all of which use the same basic plan document. They include:

o a standardized and nonstandardized profit-sharing plan (both with an optional qualified cash or deferred arrangement pursuant to Section 401(k) of the Code); and

o    a standardized and a nonstandardized defined contribution pension plan.

An Employer may adopt one or more of these plans. The plans are all participant-directed, that is, the plan participants choose which investment options to use for the investment of their plan accounts. The plans are designed to meet the requirements of ERISA Section 404(c). See "Certain Rules Applicable to Plans Designed to Comply with Section 404(c) of ERISA" in Part 8.

Employers who elect the full-service plan record- keeping option must adopt the Master Plan and Trust. A description of such services may be found under "Plan Recordkeeping Services" in Part 5. More information about the Master Plan and Trust may be found in the SAI.

If you, as an Employer, elect our basic recordkeeping option, you may adopt the Pooled Trust as your plan's sole funding vehicle. Note that the Contract provides that it must be the exclusive funding vehicle for your plan unless we agree otherwise. The same group variable annuity contract (i.e., the Contract) is used under the Pooled Trust and the Master Plan and Trust.

The Pooled Trust is available for qualified defined contribution plans with either participant-directed or trustee-directed investments. If you have elected the basic plan recordkeeping option you may use either the Pooled Trust or your own individually designed or prototype qualified defined contribution plan document, but you may not use the Master Plan. You may choose to have us perform additional plan recordkeeping services if the basic plan recordkeeping service option (for an additional charge) has been elected. The Master Plan may only be used if the full-service plan recordkeeping option (for an additional charge) has been elected. The full-service recordkeeping option is not available with the Pooled Trust.

Chase Manhattan Bank, N.A. currently acts as the trustee under both the Pooled Trust and the Master Plan and Trust. The sole responsibility of the Chase Manhattan Bank, N.A., is to serve as a party to the Contract. It has no responsibility for the administration of the Momentum Plus Program or for any distributions or duties under the Contract. In certain states and certain other situations, the Contract will be issued directly to the Employer or Plan Trustee and, accordingly, the Master Plan and Trust as well as the Pooled Trust, will not be available. As a consequence, those Employers in those states and situations will not be able to use our full-service plan recordkeeping option.

Employer's Responsibilities. If you adopt the Master Plan and Trust, you, as the Employer and plan administrator, will have certain responsibilities relating to the administration and qualification of your plan, including:

o    Sending us contributions at the proper time;

o    Determining the amount of all contributions for each Participant;

o    Maintaining all personnel records necessary for administering your plan;

o    Determining who is eligible to receive benefits;

o    Forwarding to us all the forms that employees are required to submit;

o    Arranging  to  have  all  reports   distributed  to  employees  and  former
     employees;

o    Arranging to have our prospectuses distributed;

o Filing an annual information return for your plan with the Internal Revenue Service, if required;

o Providing us with the information needed for running special non-discrimination tests, if you have a 401(k) plan or if your plan accepts post-tax employee or employer matching contributions and making any corrections if you do not pass the test;

o Selecting interest rates and monitoring default procedures, if you elect to offer Participant loans in your plan; and

o Meeting the requirements of ERISA Section 404(c) if you, as Employer, intend for your plan to comply with that section.

Other responsibilities of the Employer relating to administration and qualification of your plan are indicated in the plan recordkeeping services agreement which is required for all plans that elect the full-service plan recordkeeping option.

We  will  give  you  guidance  and   assistance  in  the   performance  of  your
responsibilities. The ultimate responsibility, however, rests with you.

If you, as an Employer, use an individually designed or a prototype plan, you already have most of these responsibilities, which generally will not be increased by your adoption of the Pooled Trust.

Adopting the Momentum Plus Program
(Employers and Plan Trustees)

In addition to other installation forms and agreements, to adopt the Master Plan and Trust, you, as the Employer, must complete a participation agreement and have it executed on behalf of your company. To adopt the Pooled Trust, a Plan Trustee must execute a Pooled Trust participation agreement. Return your completed participation agreement to the address specified on the form. You should keep copies of all completed forms for your own records. In addition, either you, as Employer, or the Plan Trustee, as applicable, must complete a Contract application in order to participate in the Contract.

Your Equitable Life Representative can help you complete the participation agreement and the Contract application. We recommend that the participation agreement be reviewed by your tax or benefits adviser.

The Contract

The Momentum Plus Program is funded through the Contract, a combination fixed and variable group annuity contract issued by Equitable Life.

Investment Options


There are twenty-five Investment Options available for Employers to fund their plans: the Guaranteed Interest Account and twenty-four variable Investment Funds listed on page one of this prospectus and described in detail in Parts 2 and 3. Each Investment Fund invests in shares of a corresponding Portfolio of either HRT (Class IA) or EQAT (Class IB), respectively. The attached HRT and EQAT prospectuses describe the investment objectives and policies of the available Portfolios. Employers or Plan Trustees may select the number of Investment Options that they wish to use to fund their plans. If your Employer or Plan Trustee does not select all twenty-five Investment Options under the Contract, your choices will be limited to the Investment

Options selected. If the Plan is intended to comply with the requirements of ERISA Section 404(c), the Employer or the Plan Trustee is responsible for making sure that the Investment Options chosen constitute a broad range of investment choices as required by the Department of Labor (DOL) Section 404(c) regulation. See "Certain Rules Applicable to Plans Designed to Comply with Section 404(c) of ERISA" in Part 8.

Contributions

Contributions may be made at any time and may be made only by the Employer or Plan Trustee, by either wire transfer or check. Participants should not send contributions (even if they are employee post-tax contributions) directly to Equitable Life. There is no minimum contribution.


Employers and Plan Trustees should send all contributions to Equitable Life's Processing Office. All contributions made by check must be drawn on a bank in the U.S., clearing through the Federal Reserve System, and payable in U.S. dollars to Equitable Life. Third party checks endorsed to Equitable Life are not acceptable forms of payment except in cases of a rollover from a qualified plan or a trustee check that involves no refund. Equitable Life reserves the right to reject a payment if an unacceptable form of payment is received. All checks are accepted subject to collection.


Contributions are credited as of the Transaction Date, if they are accompanied by properly completed forms. Failure to use the proper form, or to complete the form properly, may result in a delay in crediting contributions.

Based upon your Employer's plan, either you or the Plan Trustee, or both, must instruct us to allocate contributions to one or more of the Investment Options that are available under your Employer's Plan. Allocation percentages must be in whole numbers and the sum must equal 100.

We have reserved the right to discontinue accepting contributions upon notice to Employers and Plan Trustees.

Transfers

Based upon your Employer's plan, either you or the Plan Trustee may direct us to transfer funds among the Investment Options that are available under your Employer's plan. There is no charge for these transfers. Depending upon the Investment Funds selected to fund your Employer's plan, certain restrictions may apply to transfers out of the Guaranteed Interest Account.
See "Transfers" in Part 5.

Services We Provide

Your Equitable Life Representative can help with any questions you may have about the Momentum Plus Program. Materials and seminars of an educational nature to assist retirement planning needs of Participants can be arranged through your Equitable Life Representative. Your Equitable Life Representative can also schedule retirement planning workshops to facilitate plan enrollment periods. In addition, the Momentum Plus Program includes a number of services designed to keep Participants, Employers and Plan Trustees informed.

Regular Participant Reports

We currently provide written confirmation of every financial transaction and two additional reports each plan year:

o    Annual statement of retirement account; and


o    Semiannual statement of retirement account.


We   reserve the right to change the frequency of these reports.

Telephone Operated
Program Support (TOPS) System

TOPS is designed to help Participants get up-to-date information about their accounts via touch-tone telephone. TOPS is only available if your Employer has elected this service for your Employer's plan.


You can use TOPS to obtain current Accumulation Unit Values for the Investment Funds selected for your Employer's plan and the current interest rate for the Guaranteed Interest Account (if available under your Employer's plan). A Personal Identification Number (PIN) will automatically be assigned to you upon enrollment in your plan. Your PIN number will allow you to access:


o    Your current Retirement Account Value;

o    Your current allocation percentages; and

o    The number of units your account  holds in the  Investment  Funds.

You may then also use TOPS to change your allocation percentages for future contributions and transfer existing money among the Investment Options. Procedures have been established by Equitable Life that are considered to be reasonable and are designed to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting on telephone instructions and providing written confirmation of instructions communicated by telephone. If Equitable Life does not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, it may be liable for any losses arising out of any action on its part or any failure or omission to act as a result of its own negligence, lack of good faith, or willful misconduct. In light of the procedures established, Equitable Life will not be liable for following telephone instructions that it reasonably believes to be genuine.


A toll-free number is available, and local TOPS telephone numbers will be provided. TOPS is normally available 24 hours, 7 days a week. However, Equitable Life will not be responsible for the unavailability of the system for any reason. Transfers made after the close of our Business Day or on a non-Business Day are not processed until the following Business Day.


TOPS will not be available after Plan termination occurs.


Hearing or speech-impaired clients may obtain information regarding Momentum Plus contracts by dialing, toll-free, the SPRINT National Relay Number
(800-877-8973). This service enables clients with a Telecommunications Device for the Deaf (TDD) to have their message or questions relayed to our Customer Service Department between the hours of 8:30 a.m. - 7:00 p.m. Monday through Thursday and Friday between the hours of 8:30 a.m. - 5:00 p.m. Eastern Time (800-528-0204) by SPRINT personnel, who will communicate our reply back to you via the TDD.


Toll-Free Telephone Services


General information from one of our consultants is available Monday through Thursday between the hours of 8:30 a.m. and 7:00 p.m., and Friday between the hours of 8:30 a.m. and 5:00 p.m. Eastern Time, by calling 1-800-528-0204. TOPS is available, as described above, by calling 1-800-821-7777.


Processing Office

For payments (e.g., contributions, loan payments, etc.) sent by regular mail:

   Equitable Life
   MOMENTUM Administrative Services
   P.O. Box 13629
   Newark, NJ 07188-0629

For payments sent by Express Mail:


   First Chicago National Processing Center
   300 Harmon Meadow Boulevard, 3rd Floor
   Attention: MOMENTUM 13629
   Secaucus, NJ 07094


All other communications (e.g., transfers, withdrawals) sent by regular mail:

   MOMENTUM Administrative Services
   P.O. Box 2919
   New York, NY 10116

All other communications sent by Express Mail:


   MOMENTUM Administrative Services
   200 Plaza Drive HM-1
   Harmon Meadow
   Secaucus, NJ 07094

Year 2000 Progress

Equitable Life relies upon various computer systems in order to administer the Momentum Plus contract and operate the Investment Options. Some of these systems belong to service providers who are not affiliated with Equitable Life.

In 1995, Equitable Life began addressing the question of whether its computer systems would recognize the year 2000 before, on or after January 1, 2000 and believes it has identified those of its systems critical to business operations that are not Year 2000 compliant. By year end 1998, Equitable Life expects that the work of modifying or replacing non-compliant systems will substantially be completed and expects a comprehensive test of its Year 2000 compliance will be performed in the first half of 1999. Equitable Life is in the process of seeking assurances from third party service providers that they are acting to address the Year 2000 issue with the goal of avoiding any material adverse effect on services provided to contract owners and on operations of the Investment
Options. Any significant unresolved difficulty related to the Year 2000 compliance initiatives could have a material adverse effect on the ability to administer your Contract and operate the investment Funds. Assuming the timely completion of computer modifications by Equitable Life and third party service providers, there should be no material adverse effect on the ability to perform these functions.


Distribution Options and Death Benefit

The Contract provides several different types of retirement benefits to Participants or their beneficiaries, including lump sum payments and fixed annuity benefits. The Contract is an annuity contract, even though you may elect to receive your benefits in another form. Subject to the terms of your Employer's plan, payout options include:

o    Lump sum or partial withdrawals;

o    Payments for as long as you live;

o    Payments for as long as both you and your joint annuitant live; or

o Payments for a specific length of time (not longer than your life expectancy or the joint life expectancy of you and your designated beneficiary).

You may also be eligible for our "Automatic Minimum Withdrawal Option" feature, which is designed to help you satisfy the Code's "minimum distribution requirements." See "Tax Aspects of Distributions from a Plan -- Distribution Requirements" in "Part 8: Federal Tax and ERISA Matters."

If you die before distributions begin, your beneficiary will be paid your vested Retirement Account Value.

See "Distribution Options," "Annuity Distribution Options," "Death Benefits" and "Your Beneficiary" in Part 5 and "Tax Aspects of Distributions from a Plan" in
Part 8.

Withdrawals and Termination

The Code gives qualified plans special tax status in order to encourage long-term retirement savings. As a deterrent to premature withdrawals (generally prior to age 59 1/2), the Code provides certain restrictions on and penalties for early withdrawals. See "Federal Tax and ERISA Matters" in Part 8.

The Contract permits funds to be withdrawn from a Retirement Account Value at any time. However, qualified plans, including the Master Plan and Trust, generally place restrictions on when and under what circumstances withdrawals can be made.

Subject to any restrictions in your Employer's plan, you may request a withdrawal by filing the proper form with your Employer.

The Contract also permits you, as Employer or Plan Trustee, to terminate your plan's participation under the Contract at any time. Equitable Life has also reserved the right to terminate the Contract if we learn that the Employer's plan fails to qualify under the Code or if the Employer fails to provide the Participant information necessary to administer the Contract.

Withdrawals or Contract Termination may result in a contingent withdrawal charge on amounts in the Separate Account and, on amounts in the Guaranteed Interest Account, either a contingent withdrawal charge, installment payments, or a Market Value Adjustment. Withdrawals that are made on behalf of a Terminated Plan Participant are treated differently than withdrawals that are made from an active plan. See "Effects of Plan or Contract Termination" in Part 4 and "Contingent Withdrawal Charge" in Part 6.

Withdrawals for Plan Loans

The Contract permits your Employer to withdraw funds from your Retirement Account Value, without incurring a contingent withdrawal charge, in order to make a loan to you under your Employer's plan.

A plan loan will be in default if the amount of any scheduled repayment is not received by us within 90 days of its due date, or if the Participant dies or participation under the Contract is terminated. See "Certain Rules Applicable to Plan Loans" in Part 8 for a discussion of the tax consequences of a loan default.

Taxes

Any earnings attributable to your Retirement Account Value will not be included in taxable income until distributions are made. See "Part 8: Federal Tax and ERISA Matters."

We may deduct a charge for state premium taxes and other applicable state and local taxes. See "Charges for State Premium and Other Applicable Taxes" in Part 6.

Deductions and Charges
Quarterly Administrative Charge


An administrative charge which is currently equal to $7.50 or, if less, 0.50% of the total of your Retirement Account Value plus the amount of any Active Loan is deducted from your Retirement Account Value on the last Business Day of each calendar quarter. The charge may be less under different circumstances. For accounts of participants in plans that, prior to October 1, 1993, were using EQUI-VEST Corporate TRUSTEED, EQUI-VEST Unincorporated TRUSTEED, EQUI-VEST Annuitant-Owned HR-10 or Momentum as a funding vehicle, and which transferred assets to this Contract, the administrative charge will be waived if the Retirement Account Value of the Momentum Plus account is at least $25,000 on the last business day of each calendar quarter. We reserve the right to increase this charge upon 90 days written notice to Employers or Plan Trustees. Your Employer may elect to pay this charge.


Separate Account Charge

We make a Separate Account charge (at an annual rate) for expenses (0.25%) and mortality and expense risks (1.10%). In certain cases, this charge may be reduced. See "Charge to Investment Funds" in Part 6. The Accumulation Unit Value is quoted net of these charges.


Trust Charges to Portfolios

Investment advisory fees and other fees and expenses of HRT and EQAT are charged daily against the Trusts' assets. These charges are reflected in the Portfolios' daily share price and in the daily Accumulation Unit Value for the Investment Funds.


Contingent Withdrawal Charge

During the five years following the Contract Date your Retirement Account Value may be subject to a contingent withdrawal charge if Contract Termination occurs or when certain withdrawals are made. This charge is used to cover sales and promotional expenses relating to the Contract.

This charge will not exceed 6% of the amount withdrawn. The amount withdrawn includes the amount you request and the withdrawal charge. There are certain important exceptions and limitations which eliminate or reduce the contingent withdrawal charge. See "Contingent Withdrawal Charge" in Part 6.

Loan Charges

A $25 set-up charge will be deducted from your Retirement Account Value at the time a plan loan is made. Also, we will deduct a loan recordkeeping charge of $6 from your Retirement Account Value on the last Business Day of each calendar quarter if there is an Active Loan on that date. Your Employer may elect to pay these charges and we reserve the right to increase them.

Charge for Plan Recordkeeping Services

Equitable Life offers two plan recordkeeping options, one of which must be elected, for each plan. The annual charge for basic recordkeeping is $300 per plan and is billed directly to the Employer. The full-service recordkeeping option is available only for plans that satisfy Equitable's underwriting requirements. Fees for the full-service recordkeeping option are defined in the plan recordkeeping services agreement which is required for all plans that elect this option. We reserve the right to increase these charges. See "Charge for Plan Recordkeeping Services" in Part 6.

Fee Tables

The purpose of these Tables is to assist Employers and Participants in understanding the various costs and expenses associated with the Contract. The Tables reflect expenses of the Separate Account, the Hudson River Trust, or the EQ Advisors Trust, as applicable, for the period ended December 31, 1997.

As explained in Part 4, the Guaranteed Interest Account is part of our General Account and is not a part of the Separate Account. Therefore, the Separate Account Annual Expenses, the Hudson River Trust Annual Expenses, or the EQ Advisors Trust Annual Expenses, as applicable, shown below do not apply to the Guaranteed Interest Account. See also "Effects of a Plan Termination" in Part 4 and "Electing an Annuity Distribution Option" in Part 5 for a description of fixed annuity charges.


Certain expenses and fees shown in this Table may not apply. To determine whether a particular item in the Table applies (and the actual amount, if any) consult the portion of the prospectus indicated in the notes to the Table. A charge for any applicable state or local taxes such as premium tax may be deducted from an amount applied to provide an annuity benefit if a participant elects to annuitize. See "Charges for State Premium and Other Applicable Taxes" in Part 6.

Contract Transaction Expenses
   Sales Load on Purchases...............................  None
   Transfer Fees.........................................  None
   Maximum Contingent Withdrawal Charge (1)..............  6%
   Plan Loan Charges (2).................................  $25 when loan is made
                                                           $6 per quarter
Annual Administrative Charge (3).........................  $30 Per Participant
Annual Basic Recordkeeping Charge (4)....................  $300 Per Plan
Separate Account Annual Expenses
   Mortality and Expense Risk Charges....................     1.10%
   Expenses..............................................     0.25%
                                                              ----
     Total Separate Account Annual Expenses (5)..........     1.35%
                                                              ====


------------------------------------------------------------------------------------------------------------------------------------
                                                                    Alliance
                                                       Alliance    Intermediate    Alliance                    Alliance     Alliance
                                                        Money       Government     Quality       Alliance       Growth       Equity
HRT Annual Expenses (6)                                  Market      Securities       Bond       High Yield     & Income      Index
                                                       -----------------------------------------------------------------------------
   Investment Advisory Fee .....................         0.35%         0.50%         0.53%         0.60%         0.55%         0.32%

   Other Expenses ..............................         0.04%         0.06%         0.05%         0.04%         0.04%         0.04%

------------------------------------------------------------------------------------------------------------------------------------
     Total Annual Expenses for
       the Hudson River Trust (6)(7) ...........         0.39%         0.56%         0.58%         0.64%         0.59%         0.36%

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Alliance    Alliance
                                             Alliance              Alliance   Alliance     Small      Conser-              Alliance
                                              Common    Alliance     Inter-   Aggressive    Cap       vative     Alliance   Growth
HRT Annual Expenses (6)                        Stock     Global     national    Stock      Growth    Investors   Balanced  Investors
                                             ---------------------------------------------------------------------------------------
   Investment Advisory Fee .................    0.37%      0.65%      0.90%      0.54%      0.90%      0.48%      0.42%      0.52%

   Other Expenses ..........................    0.03%      0.08%      0.18%      0.03%      0.05%      0.07%      0.05%      0.05%

------------------------------------------------------------------------------------------------------------------------------------
     Total Annual Expenses for
       the Hudson River Trust (6)(7) .......    0.40%      0.73%      1.08%      0.57%      0.95%      0.55%      0.47%      0.57%

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            EQ/Putnam
                                                          T. Rowe Price    T. Rowe Price     Growth &      EQ/ Putnam
                                                          International    Equity Income    Income Value    Balanced    MFS Research
                                                         Stock Portfolio    Portfolio       Portfolio      Portfolio     Portfolio
                                         -------------------------------------------------------------------------------------------

EQAT Annual Expenses
   Maximum Investment Management and
     Advisory Fee ......................................      .75%            .55%           .55%           .55%           .55%
     Rule 12b-1 Fee(8) .................................      .25%            .25%           .25%           .25%           .25%
     Other Expenses ....................................      .20%            .05%           .05%           .10%           .05%
 -----------------------------------------------------------------------------------------------------------------------------------
       Total EQAT Annual Expenses (9) ..................     1.20%            .85%           .85%           .90%           .85%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                       MFS
                                                     Emerging     Morgan Stanley
                                                      Growth         Emerging        Warburg Pincus   Merrill Lynch    Merrill Lynch
                                                     Companies     Markets Equity    Small Company   World Strategy     Basic Value
                                                     Portfolio       Portfolio      Value Portfolio    Portfolio    Equity Portfolio
                                                  ----------------------------------------------------------------------------------
EQAT Annual Expenses
   Maximum Investment Management and
     Advisory Fee ...............................       .55%           1.15%            .65%            .70%           .55%
     Rule 12b-1 Fee (8) .........................       .25%            .25%            .25%            .25%           .25%
     Other Expenses .............................       .05%            .35%            .10%            .25%           .05%
------------------------------------------------------------------------------------------------------------------------------------
       Total EQAT Annual Expenses (9) ...........       .85%           1.75%           1.00%           1.20%           .85%
------------------------------------------------------------------------------------------------------------------------------------



----------
Notes:


(1) The maximum contingent withdrawal charge is 6% of the amount withdrawn or, if less, 8.5% of contributions made on behalf of a Participant. Important exceptions and limitations eliminate or reduce the contingent withdrawal charge. See "Contingent Withdrawal Charge" in Part 6.

(2) Your Employer may elect to pay these charges and we reserve the right to increase them.

(3) The administrative charge is deducted quarterly and is currently $7.50 per quarter or, if less, .50% of your Retirement Account Value plus the amount of any Active Loan. Your Employer may elect to pay this charge. We reserve the right to increase this charge upon 90 days written notice to the Employer or Plan Trustee. See "Quarterly Administrative Charge" in Part 6.

(4) This charge will be billed directly to the Employer if the basic plan recordkeeping option has been elected. We reserve the right to increase this charge upon 90 days written notice to the Employer or Plan Trustee. See "Charge for Plan Recordkeeping Services" in Part 6.

(5) The amount shown in the Table under "Separate Account Annual Expenses," is guaranteed not to exceed a total annual rate of 1.35% of the value of the assets held in the Investment Funds for the Contract. Separate Account expenses are shown as a percentage of each Investment Fund's average value. These charges may be lowered for particular plans to an annual rate of no less than .80% if the participation of the plan in the Contract is effected in a manner which results in savings of sales or administrative expenses.

(6) Effective May 1, 1997, a new Investment Advisory Agreement was entered into between HRT and Alliance Capital Management L.P., the Trust's Investment Adviser, which effected changes in HRT's management fee and expense structure. See the HRT prospectus for more information. The portion of the table reflecting HRT's expenses and is based on average portfolio net assets for the year ended December 31, 1997 and has been restated to reflect (i) the fees that would have been paid to Alliance if the current advisory agreement had been in effect as of January 1, 1997 and (ii) estimated accounting expenses for the year ending December 31, 1997.

(7) The investment advisory fee for each Portfolio may vary from year to year depending upon the average daily net assets of the respective Portfolio of HRT. The HRT maximum investment advisory fees, however, cannot be increased without a vote from that Portfolio's shareholders. The other direct operating expenses will also fluctuate from year to year depending on actual expenses. HRT expenses are shown as a percentage of each Portfolio's average net assets. See "Part 6: Charges to Portfolios."

(8) The Class IB shares of EQAT are subject to fees imposed under distribution plans (herein, the "Rule 12b-1 Plans") adopted by EQAT pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Rule 12b-1 Plans provide that EQAT, on behalf of each Portfolio, may charge annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. The 12b-1 fee will not be increased for enrolled participants under the Momentum Plus Contract.

(9) EQAT Portfolios will be available for investment through the Momentum Plus Contract in early July 1998. EQAT Portfolios had no operations prior to May 1, 1997. All EQAT Portfolios other than the Morgan Stanley Emerging Markets Equity Portfolio commenced operations on May 1, 1997. The Morgan Stanley Emerging Markets Equity Portfolio commenced operations on August 20, 1997. The maximum investment management and advisory fees for each EQAT Portfolio cannot be increased without a vote of that Portfolio's shareholders. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses, however, EQ Financial Consultants, Inc. ("EQ Financial"), EQAT's manager, has entered into an expense limitation agreement with respect to each Portfolio ("Expense Limitation Agreement"), pursuant to which EQ Financial has agreed to waive or limit its fees and assume other expenses. Under the Expense Limitation Agreement, total annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, capitalized expenditures, extraordinary expenses and 12b-1 fees) are limited for the respective average daily net assets of each Portfolio as follows: 0.60% for Merrill Lynch Basic Value Equity, MFS Research, MFS Emerging Growth Companies, EQ/Putnam Growth & Income Value and T. Rowe Price Equity Income; 0.65% for EQ/Putnam Balanced; 0.75% for Warburg Pincus Small Company Value; 0.95% for Merrill Lynch World Strategy and T. Rowe Price International Stock; and 1.50% for Morgan Stanley Emerging Markets Equity.

     Absent the expense limitation, "Other Expenses" for 1997 on an annualized basis for each of the Portfolios would have been as follows: 0.80% for Warburg Pincus Small Company Value; 0.94% for T. Rowe Price Equity Income; 0.95% for EQ/Putnam Growth & Income Value; 0.98% for MFS Research; 1.02% for MFS Emerging Growth Companies; 1.09% for Merrill Lynch Basic Value Equity; 1.21% for Morgan Stanley Emerging Markets Equity; 1.56% for T. Rowe Price International Stock; 1.75% for EQ/Putnam Balanced; and 2.10% for Merrill Lynch World Strategy.

     Each Portfolio may at a later date make a reimbursement to EQ Financial for any of the management fees waived or limited and other expenses assumed and paid by EQ Financial pursuant to the Expense Limitation Agreement provided, that among other things, such Portfolio has reached sufficient size to permit such reimbursement to be made and provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the EQAT prospectus for more information.


Examples

The examples below show the expenses that a hypothetical Participant would pay in the two situations noted. The examples assume a single contribution of $1,000 on the Contract Date (which is assumed to be the first day of a calendar quarter) invested in one of the Investment Funds listed, a 5% annual return on assets, the contingent withdrawal charge is not waived and no loans have been taken.(1) For purposes of these examples, an average quarterly administrative charge has been used. These examples do not reflect the $300 annual charge for basic plan recordkeeping services, which is billed directly to the Employer.

These examples should not be considered a representation of past or future expenses for each Investment Fund or Portfolio. Actual expenses may be greater or less than those shown.(2)

If your entire Retirement Account Value is withdrawn under circumstances where the contingent withdrawal charge applies, the expense at the end of each period shown would be:


--------------------------------------------------------------------------------------------------------------------------
Surrendered                                                     1 Year           3 Years          5 Years         10 Years
--------------------------------------------------------------------------------------------------------------------------
HRT
Alliance Money Market                                            $81.29          $125.84          $173.15          $223.62
Alliance Intermediate Government Securities                       82.97           130.90           181.63           242.11
Alliance Quality Bond                                             83.16           131.49           182.62           244.27
Alliance High Yield                                               83.75           133.27           185.59           250.71
Alliance Growth & Income                                          83.26           131.79           183.12           245.34
Alliance Equity Index                                             80.99           124.95           171.65           220.32
Alliance Common Stock                                             81.39           126.14           173.65           224.71
Alliance Global                                                   84.64           135.94           190.04           260.29
Alliance International                                            88.09           146.26           207.16           296.75
Alliance Aggressive Stock                                         83.06           131.20           182.12           243.19
Alliance Small Cap Growth                                         86.81           142.43           200.83           283.36
Alliance Conservative Investors                                   82.87           130.60           181.13           241.03
Alliance Balanced                                                 82.08           128.22           177.15           232.36
Alliance Growth Investors                                         83.06           131.20           182.12           243.19

EQAT
T. Rowe Price International Stock Portfolio                       89.28          149.78
T. Rowe Price Equity Income Portfolio                             85.82          139.48
EQ/Putnam Growth & Income Value Portfolio                         85.82          139.48
EQ/Putnam Balanced Portfolio                                      86.32          140.96
MFS Research Portfolio                                            85.82          139.48
MFS Emerging Growth Companies Portfolio                           85.82          139.48
Morgan Stanley Emerging Markets Equity Portfolio                  94.70          165.80
Warburg Pincus Small Company Value Portfolio                      87.30          143.90
Merrill Lynch World Strategy Portfolio                            89.28          149.78
Merrill Lynch Basic Value Equity Portfolio                        85.82          139.48


----------
(1) The amount you have accumulated could not be paid to you in the form of an annuity at the end of any of the periods shown in the examples. The minimum amount applied to purchase an annuity must be $3,500. See "Electing an Annuity Distribution Option" in Part. 5. In some cases, charges for state premium or other taxes will be deducted from the amount applied, if applicable.


(2) Actual administrative charges may be less if you, as Employer, pay the quarterly administrative charge directly or if the quarterly administrative charge is not deducted. See "Quarterly Administrative Charge" in Part 6.

If you do not withdraw any Retirement Account Value, the expense at the end of each period shown would be:

---------------------------------------------------------------------------------------------------------------------------
Unsurrendered                                                    1 Year           3 Years         5 Years          10 Years
---------------------------------------------------------------------------------------------------------------------------
HRT
Alliance Money Market                                            $19.46           $60.17          $103.41          $223.62
Alliance Intermediate Government Securities                       21.24            65.57           112.49           242.11
Alliance Quality Bond                                             21.45            66.21           113.55           244.27
Alliance High Yield                                               22.08            68.10           116.74           250.71
Alliance Growth & Income                                          21.56            66.52           114.08           245.34
Alliance Equity Index                                             19.14            59.22           101.81           220.32
Alliance Common Stock                                             19.56            60.49           103.95           224.71
Alliance Global                                                   23.02            70.95           121.50           260.29
Alliance International                                            26.69            81.96           139.84           296.75
Alliance Aggressive Stock                                         21.35            65.89           113.02           243.19
Alliance Small Cap Growth                                         25.33            77.88           133.06           283.36
Alliance Conservative Investors                                   21.14            65.25           111.96           241.03
Alliance Balanced                                                 20.30            62.72           107.69           232.36
Alliance Growth Investors                                         21.35            65.89           113.02           243.19

EQAT
T. Rowe Price International Stock Portfolio                       27.95            85.72
T. Rowe Price Equity Income Portfolio                             24.28            74.74
EQ/Putnam Growth & Income Value Portfolio                         24.28            74.74
EQ/Putnam Balanced Portfolio                                      24.81            76.31
MFS Research Portfolio                                            24.28            74.74
MFS Emerging Growth Companies Portfolio                           24.28            74.74
Morgan Stanley Emerging Markets Equity Portfolio                  33.72           102.82
Warburg Pincus Small Company Value Portfolio                      25.86            79.45
Merrill Lynch World Strategy Portfolio                            27.95            85.72
Merrill Lynch Basic Value Equity Portfolio                        24.28            74.74

                            Accumulation Unit Values


The following table shows the Accumulation Unit Values, as of the last Business Day for the periods shown, commencing with the initial offering of each Fund under the Program.


----------------------------------------------------------------------------------------------------------------------
                                                                     Last Business Day of December
                                                     -----------------------------------------------------------------
                                                       1993           1994        1995           1996           1997
                                                     -----------------------------------------------------------------
HRT
Alliance Money Market                                $100.47        $103.10      $107.55        $111.75        $116.21
Alliance Intermediate
   Government Securities                              100.44          94.76       105.94         108.45         114.78
Alliance Quality Bond                                     --          99.07       114.38         118.87         127.99
Alliance High Yield                                   106.74         102.37       121.10         146.80         171.56
Alliance Growth & Income                                  --          99.06       121.25         143.63         179.60
Alliance Equity Index                                     --         100.94       135.92         164.08         214.58
Alliance Common Stock                                 105.01         101.38       132.47         162.39         207.00
Alliance Global                                       102.14         106.04       124.30         140.51         154.12
Alliance International                                    --             --       104.15         112.81         107.89
Alliance Aggressive Stock                             105.90         100.49       130.50         157.31         171.96
Alliance Small Cap Growth                                 --            --            --             --         125.54
Alliance Conservative Investors                        98.60          93.29       110.81         114.99         128.45
Alliance Balanced                                     101.63          92.22       108.95         120.01         136.14
Alliance Growth Investors                             101.99          97.45       121.49         134.95         155.46


--------------------------------------------------------------------------------

                         PART 2: INVESTMENT PERFORMANCE

--------------------------------------------------------------------------------

Creating an Investment Strategy


The Contract provides you with the flexibility to create a personalized retirement savings investment strategy using the different Investment Options your Employer has selected under the Contract. Twenty-four of the Investment Options available under the Contract are Investment Funds of the Separate Account. The Separate Account invests in the Hudson River Trust and the EQ Advisors Trust, both mutual funds. The Portfolios of the Hudson River Trust and the EQ Advisors Trust invest in a wide range of financial instruments, including stocks, corporate and government bonds and U.S. Treasury Bills. See "Part 3:
Equitable Life's Separate Account and Its Investment Funds," for a summary of the investment strategies of the various Portfolios. For more detailed information, see the Hudson River Trust and the EQ Advisors Trust prospectuses, which are in the second part of this booklet.


This section is designed to provide you with information on the actual performance of the Investment Funds. See "Part 4: The Guaranteed Interest Account" for information on the Guaranteed Interest Account, which is part of Equitable Life's general account.

Investment Fund Performance


In order to help you understand how the performance of the Investment Funds can affect Retirement Account Values, the following tables provide a historical view of investment performance. The performance shown has been calculated under two methods, as explained under "How Separate Account Performance Data Are Presented" below. The information presented includes performance results along with data representing unmanaged market indices and similarly managed funds.

Except as noted below, performance data for the Investment Funds reflect (i) the actual historical investment results of the corresponding Portfolios from the date of inception of those Portfolios or the predecessor portfolios or accounts,
(ii) the actual investment advisory fee, Rule 12b-1 fee, if any, and direct operating expenses of the relevant Portfolios and (iii) for all periods, the Separate Account asset charges assessed under the Momentum Plus Contract.

Performance for the Alliance Money Market, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds for the period before those Funds were operated as a unit investment trust has been adjusted to reflect the investment advisory fee and expense structure that became applicable to the unit investment trust. See "The Reorganization" in the SAI for additional information.

Because amounts allocated to the Investment Funds are invested in a mutual fund, investment return and principal will fluctuate and Accumulation Units may be worth more or less than the original cost when redeemed. The results shown are not an estimate or guarantee of future investment performance, and do not reflect the actual experience of amounts invested by a particular Participant.

Certain of the Investment Funds began operations on a date after the inception date of the corresponding Portfolio. When we advertise the performance of an Investment Fund we will separately set forth the performance of that Fund since its inception date, to the extent required by regulatory authorities.

How Performance Data Are Presented

Tables 1 and 2 compare annualized rates of return for each Investment Fund along with appropriate benchmarks. Table 3 shows the year-by-year rates of return for each Investment Fund. These performance results are based on the change in the Accumulation Unit value for each Investment Fund for the periods shown.

Investment results in Tables 1, 2, and 3 are net of all charges and expenses assessed against the Investment Funds (including fees and expenses of the Trust) but exclude the quarterly administrative charge and any withdrawal charge, which would reduce the actual return. Tables 4 and 5 show performance results after giving effect to all charges and expenses including the quarterly administrative charge and the contingent withdrawal charge. The plan recordkeeping fee is not reflected in any of the Tables because your Employer is billed directly for this fee.

Benchmarks


Market indices are not subject to any charges for investment advisory fees typically associated with a managed portfolio. Comparisons with these benchmarks, therefore, are of limited use. We include them because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to make selections.

Inception Dates and Comparative Benchmarks:

Alliance Money Market: May 11, 1982; Salomon Brothers Three-Month T-Bill Index (3-Month T-Bill).

Alliance Intermediate Government Securities: April 1, 1991; Lehman Intermediate Government Bond Index (Lehman Intermediate Government).

Alliance Quality Bond: October 1, 1993; Lehman Aggregate Bond Index (Lehman Aggregate).

Alliance High Yield: January 2, 1987; Merrill Lynch High Yield Master Index (Master High Yield).

Alliance Growth & Income:  October 1, 1993; 75% Standard & Poor's 500 Index (S&P
500) and 25% Value Line Convertible's Index (75% S&P 500/25% Value Line Conv.).

Alliance Equity Index: March 1, 1994; S&P 500.

Alliance Common Stock: August 1, 1968; S&P 500.

Alliance Global: August 27, 1987; Morgan Stanley Capital International World Index (MSCI World).

Alliance International: April 3, 1995; Morgan Stanley Capital International Europe, Australia, Far East Index (MSCI EAFE).

Alliance Aggressive Stock: May 1, 1984; 50% Russell 2000 Small Stock Index and 50% S&P MidCap Total Return (50% Russell 2000/50% S&P MidCap).

Alliance Small Cap Growth: May 1, 1997; 100% Russell 2000 Growth (Russell 2000 Gr.).

Alliance Conservative Investors: October 2, 1989; 70% Lehman Treasury Bond Composite Index and 30% S&P 500 (70% Lehman Treas./30% S&P 500).

Alliance Balanced: May 1, 1984; 50% S&P 500 and 50% Lehman Government/Corporate Bond Index (50% S&P 500/50% Lehman Corp.).

Alliance Growth Investors: October 2, 1989; 30% Lehman Government/Corporate Bond Index and 70% S&P 500 (30% Lehman Corp./70% S&P 500).


T. Rowe Price International Stock: May 1, 1997; Morgan Stanley Capital International Europe, Australia, Far East Index (MSCI EAFE).

T. Rowe Price Equity Income: May 1, 1997; Standard & Poor's 500 Index (S&P 500).

EQ/Putnam Growth & Income Value:  May 1, 1997;  Standard & Poor's 500 Index (S&P
500).

EQ/Putnam Balanced: May 1, 1997; 60% Standard & Poor's 500 Index, and 40% Lehman Government/Corporate Bond Index (60% S&P 500/40% Lehman Corp.).

MFS Research: May 1, 1997; Standard & Poor's 500 Index (S&P 500).

MFS Emerging Growth Companies: May 1, 1997; Russell 2000.

Morgan  Stanley  Emerging  Markets  Equity:  August  20,  1997;  (MSCI  Emerging
Markets).

Warburg  Pincus Small Company  Value:  May 1, 1997;  Russell 2000 Index (Russell
2000).

Merrill Lynch World Strategy: May 1, 1997; 36% S&P 500/24% MSCI EAFE/21% Salomon Brothers US Treasury Bond 1 Year+/14% Salomon Brothers World Government Bond Ex US/5% 3-Month U.S. T-bill (Market Composite).

Merrill Lynch Basic Value Equity: May 1, 1997;  Standard & Poor's 500 Index (S&P
500).


The Lipper Variable Insurance Products Performance Analysis Survey (Lipper) records the performance of a large group of variable annuity and variable life products, including managed separate accounts of insurance companies. According to Lipper Analytical Services, Inc., the data are presented net of investment management fees, direct operating expenses and asset-based charges applicable under insurance policies or annuity contracts. Lipper data provide a more accurate picture than market indices of the Momentum Plus Program performance relative to other annuity products.

All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends. Cumulative rates of return reflect performance over a stated period of time. Annualized rates of return represent the annual rate of growth that would have produced the same cumulative return, if performance had been constant over the entire period.

                       TABLE 1: Annualized Rates of Return
                      for Periods Ended December 31, 1997:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Portfolio
                                                                                                                   Since   Inception
                                                             1 Year    3 Years    5 Years   10 Years   20 Years  Inception    Date
                                                             -----------------------------------------------------------------------
FIXED-INCOME SERIES:
Domestic Fixed Income

ALLIANCE MONEY MARKET                                         3.99%      4.07%      3.28%      4.38%        --       5.43%   5/11/82
Lipper Money Market                                           3.95       4.05       3.29       4.41         --       5.77
3-Month T-Bill                                                5.23       5.41       4.71       5.61         --       6.87

ALLIANCE INTERMEDIATE GOVERNMENT
SECURITIES                                                    5.84       6.60       4.51         --         --       5.56     4/1/91
Lipper U.S. Government                                        7.60       8.03       5.65         --         --       6.95
Lehman Intermediate Government                                7.72       8.65       6.39         --         --       7.47

ALLIANCE QUALITY BOND                                         7.67       8.91         --         --         --       4.37    10/1/93
Lipper Corporate Bond A-Rated                                 8.04       8.77         --         --         --       4.60
Lehman Aggregate                                              9.65      10.42         --         --         --       6.51
Aggressive Fixed Income

ALLIANCE HIGH YIELD                                          16.87      18.78      14.32      11.27         --      10.52     1/2/87
Lipper High Yield                                            12.87      14.23      10.68      10.33         --       9.46
Master High Yield                                            12.83      14.54      11.72      12.09         --      11.39

EQUITY SERIES:
Domestic Equity

T. ROWE PRICE EQUITY INCOME+                                    --         --         --         --         --      21.03     5/1/97
Lipper Equity Income                                            --         --         --         --         --      20.91
S&P 500                                                         --         --         --         --         --      22.55

EQ/PUTNAM
GROWTH & INCOME VALUE+                                          --         --         --         --         --      15.17     5/1/97
Lipper Growth & Income                                          --         --         --         --         --      28.28
S&P 500                                                         --         --         --         --         --      22.55

ALLIANCE GROWTH & INCOME                                     25.06      21.94         --         --         --      14.35    10/1/93
Lipper Growth & Income                                       25.47      25.18                    --         --      17.47
25% Value Line Conv./75% S&P 500                             29.54      28.62                    --         --      20.14

ALLIANCE EQUITY INDEX                                        30.78      28.58         --         --         --      21.71     3/1/94
Lipper S&P 500 Index Funds                                   31.06      29.07                    --         --      21.96
S&P 500                                                      33.36      31.15                    --         --      23.84

MERRILL LYNCH                                                              --         --         --         --      15.97     5/1/97
BASIC VALUE EQUITY+
Lipper Growth & Income                                                     --         --         --         --      20.28
S&P 500                                                                    --         --         --         --      22.55

ALLIANCE COMMON STOCK                                        27.47      26.87      19.41      16.51      16.17%     11.58     8/1/68
Lipper Growth                                                24.35      24.72      16.01      15.40      15.20      13.97
S&P 500                                                      33.36      31.15      20.27      18.05      16.66      15.44

MFS RESEARCH+                                                   --         --         --         --         --      15.01     5/1/97
Lipper Growth                                                   --         --         --         --         --      21.59
S&P 500                                                         --         --         --         --         --      22.55
International Equity

ALLIANCE GLOBAL                                               9.69      13.27      14.48      21.16         --      10.19    8/27/97
Lipper  Global                                               12.99      14.18      13.94       7.21         --       3.84
MSCI World                                                   15.76      16.62      15.34      10.57         --       8.22

ALLIANCE INTERNATIONAL                                       -4.38         --         --         --         --       4.73     4/3/95
Lipper International                                          5.47         --         --         --         --      11.42
MSCI EAFE                                                     1.78         --         --         --         --       6.15
T. ROWE PRICE
INTERNATIONAL STOCK+                                            --         --         --         --         --      -2.40     5/1/97
Lipper International                                            --         --         --         --         --       3.41
MSCI EAFE                                                       --         --         --         --         --       2.85

MORGAN STANLEY EMERGING MARKETS
EQUITY*                                                         --         --         --         --         --     -20.59    8/20/97
Lipper Emerging Markets                                         --         --         --         --         --        N/A
MSCI Emerging Markets Free                                      --         --         --         --         --     -21.43
------------------------------------------------------------------------------------------------------------------------------------

See footnotes on page 19.                     This table continues on next page.

                       TABLE 1: Annualized Rates of Return
                for Periods Ended December 31, 1997 (continued):

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Portfolio
                                                                                                                   Since   Inception
                                                             1 Year    3 Years    5 Years   10 Years   20 Years  Inception    Date
                                                             -----------------------------------------------------------------------
EQUITY SERIES (Continued):
Aggressive Equity

ALLIANCE AGGRESSIVE STOCK                                     9.31%     19.61%     13.34%     17.37%        --      17.40%    5/1/84
Lipper MidCap Growth                                         12.11      15.54       9.27      14.32         --      15.87
50% Russell 2000/50% S&P MidCap                              27.31      24.88      17.11      17.74         --      16.11

WARBURG PINCUS
SMALL COMPANY VALUE+                                            --         --         --         --         --      18.05     5/1/97
Lipper Small Cap                                                --         --         --         --         --      26.66
Russell 2000 Growth                                             --         --         --         --         --      28.68

ALLIANCE SMALL CAP GROWTH+                                      --         --         --         --         --      25.54     5/1/97
Lipper Small Cap                                                --         --         --         --         --      26.66
Russell 2000                                                    --         --         --         --         --      27.66

MFS EMERGING GROWTH COMPANIES+                                  --         --         --         --         --      18.05    10/2/89
Lipper MidCap                                                   --         --         --         --         --      20.88
Russell 2000                                                    --         --         --         --         --      28.68

THE ASSET ALLOCATION SERIES:
ALLIANCE CONSERVATIVE INVESTORS                              11.70      11.25       7.32         --         --       8.05     5/1/97
Lipper Income                                                15.51      15.54      11.61         --         --      10.57
70% Lehman Treas./30% S&P 500                                16.71      17.18      11.87         --         --      11.39

EQ/PUTNAM BALANCED+                                             --         --         --         --         --      13.45     5/1/97
Lipper Balanced                                                 --         --         --         --         --      14.79
40% Lehman Gov't./Corp./60% S&P 500                             --         --         --         --         --      17.17

ALLIANCE BALANCED                                            13.44      13.87       8.22      10.77         --      10.41     5/1/84
Lipper Flexible Portfolio                                    18.23      17.09      11.52      11.93         --      10.94
50% Lehman Gov't./Corp./50% S&P 500                          21.56      21.68      14.63      21.19         --      14.84

ALLIANCE GROWTH INVESTORS                                    15.20      16.85      11.63         --         --      14.16    10/2/89
Lipper Flexible Portfolio                                    18.23      17.09      11.52         --         --      11.10
30% Lehman Gov't./Corp./70% S&P 500                          26.28      25.64      17.02         --         --      14.48

MERRILL LYNCH WORLD STRATEGY+                                   --         --         --         --         --       3.77     5/1/97
Lipper Global Flexible Portfolio                                --         --         --         --         --       8.52
Market Composite                                                --         --         --         --         --      10.81
------------------------------------------------------------------------------------------------------------------------------------

* Return for this Fund is unannualized and represents less than 5 months of performance.

+ Return for this Fund is unannualized and represents 8 months of performance.

                       TABLE 2: Cumulative Rates of Return
                      for Periods Ended December 31, 1997:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Portfolio
                                                                                                                  Since    Inception
                                                           1 Year    3 Years    5 Years   10 Years   20 Years    Inception    Date
                                                           -------------------------------------------------------------------------
FIXED-INCOME SERIES:
Domestic Fixed Income

ALLIANCE MONEY MARKET                                       3.99%     12.72%     17.49%     53.51%         --      128.78%   5/11/82
Lipper Money Market                                         3.95      12.64      17.61      54.00          --      151.25
3-Month T-Bill                                              5.23      17.13      25.87      72.64          --      199.34

ALLIANCE INTERMEDIATE GOVERNMENT
SECURITIES                                                  5.84      21.13      24.66         --          --       44.06     4/1/91
Lipper U.S. Government                                      7.60      26.12      31.70         --          --       57.40
Lehman Intermediate Government                              7.72      28.25      36.31         --          --       62.74

ALLIANCE QUALITY BOND                                       7.67      29.19         --         --          --       19.93    10/1/93
Lipper Corporate Bond A-Rated                               8.04      28.70         --         --          --       21.09
Lehman Aggregate                                            9.65      34.63         --         --          --       30.78
Aggressive Fixed Income

ALLIANCE HIGH YIELD                                        16.87      67.59      95.26     190.97          --      200.48     1/2/87
Lipper High Yield                                          12.87      49.17      66.26     169.15          --      173.12
Master High Yield                                          12.83      50.26      74.04     213.08          --      227.68

EQUITY SERIES:
Domestic Equity

T. ROWE PRICE EQUITY INCOME                                   --         --         --         --          --       21.04     5/1/97
Lipper Equity Income                                          --         --         --         --          --       20.91
S&P 500                                                       --         --         --         --          --       22.55

EQ/PUTNAM
GROWTH & INCOME VALUE                                         --         --         --         --          --       13.46     5/1/97
Lipper Growth & Income                                        --         --         --         --          --       28.28
S&P 500                                                       --         --         --         --          --       22.55

ALLIANCE GROWTH & INCOME                                   25.06      81.31         --         --          --       76.79    10/1/93
Lipper Growth                                              25.47      96.46         --         --          --       98.58
25% Value Line Conv./75% S&P 500                           29.54     112.80         --         --          --      118.17

ALLIANCE EQUITY INDEX                                      30.78     112.58         --         --          --      112.46     3/1/94
Lipper S&P 500 Index Funds                                 32.60     122.21         --         --          --      123.31
S&P 500                                                    33.36     125.60         --         --          --      127.24

MERRILL LYNCH                                                                                                                 5/1/97
BASIC VALUE EQUITY                                            --         --         --         --          --       15.97
Lipper Growth & Income                                        --         --         --         --          --       20.28
S&P 500                                                       --         --         --         --          --       22.55

ALLIANCE COMMON STOCK                                      27.47     104.19     142.75     361.10     1,902.83   2,407.73     8/1/68
Lipper Growth                                              24.35      94.70     111.15     321.71     1,602.96   1,659.17
S&P 500                                                    33.36     125.60     151.62     425.67     2,080.13   2,248.74

MFS RESEARCH                                                  --         --         --         --          --       15.01     5/1/97
Lipper Growth                                                 --         --         --         --          --       21.59
S&P 500                                                       --         --         --         --          --       22.55
International Equity

ALLIANCE GLOBAL                                             9.69      45.35      96.66     214.99          --      172.85    8/27/87
Lipper  Global                                             12.99      49.53      93.26     100.58          --       47.66
MSCI World                                                 15.76      58.59     104.13     173.01          --      126.45
ALLIANCE INTERNATIONAL                                     -4.36         --         --         --          --       13.53     4/3/95
Lipper International                                        5.47         --         --         --          --       35.07
MSCI EAFE                                                   1.78         --         --         --          --       17.83

T. ROWE PRICE
INTERNATIONAL STOCK                                           --         --         --         --          --       -2.39     5/1/97
Lipper International                                          --         --         --         --          --        3.41
MSCI EAFE                                                     --         --         --         --          --        2.85

MORGAN STANLEY EMERGING MARKETS
EQUITY                                                        --         --         --         --          --      -20.59    8/20/97
Lipper Emerging Markets                                       --         --         --         --          --         N/A
MSCI Emerging Markets Free                                    --         --         --         --          --      -21.43
------------------------------------------------------------------------------------------------------------------------------------

                                              This table continues on next page.

                       TABLE 2: Cumulative Rates of Return
                for Periods Ended December 31, 1997 (continued):

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Portfolio
                                                                                                                   Since   Inception
                                                             1 Year    3 Years    5 Years   10 Years   20 Years  Inception    Date
                                                             -----------------------------------------------------------------------
EQUITY SERIES (Continued):
Aggressive Equity

ALLIANCE AGGRESSIVE STOCK                                     9.31%     71.12%     87.02%    396.14%        --     795.29%    5/1/84
Lipper MidCap Growth                                         12.11      56.12      59.26     311.80         --     478.26
50% Russell 2000/50% S&P MidCap                              27.31      94.76     120.25     412.08         --     436.52

WARBURG PINCUS
SMALL COMPANY VALUE                                             --         --         --         --         --      18.06     5/1/97
Lipper Small Cap                                                --         --         --         --         --      26.66
Russell 2000                                                    --         --         --         --         --      28.68

ALLIANCE SMALL CAP GROWTH                                       --         --         --         --         --      25.54     5/1/97
Lipper Small Cap                                                --         --         --         --         --      29.36
Russell 2000 Growth                                             --         --         --         --         --      27.66

MFS EMERGING GROWTH COMPANIES                                   --         --         --         --         --      21.34    10/2/89
Lipper MidCap                                                   --         --         --         --         --      20.88
Russell 2000                                                    --         --         --         --         --      28.68

THE ASSET ALLOCATION SERIES:
ALLIANCE CONSERVATIVE INVESTORS                              11.70      37.69      42.35         --         --      89.43     5/1/97
Lipper Income                                                15.51      54.60      73.34         --         --     129.83
70% Lehman Treas./30% S&P 500                                16.71      60.91      75.18         --         --     143.55

EQ/PUTNAM BALANCED                                              --         --         --         --         --      13.46     5/1/97
Lipper Balanced                                                 --         --         --         --         --      14.79
40% Lehman Gov't./Corp./60% S&P 500                             --         --         --         --         --      17.17

ALLIANCE BALANCED                                            13.44      47.63      48.43     178.15         --     287.27     5/1/84
Lipper Flexible Portfolio                                    18.23      61.05      73.02     209.82         --     246.50
50% Lehman Gov't./Corp./50% S&P 500                          21.56      80.14      97.96     583.14         --     376.27

ALLIANCE GROWTH INVESTORS                                    15.20      59.53      73.32         --         --     196.11    10/2/89
Lipper Flexible Portfolio                                    18.23      61.05      73.02         --         --     140.59
30% Lehman Gov't./Corp./70% S&P 500                          26.28      98.32     119.42         --         --     205.24

MERRILL LYNCH WORLD STRATEGY                                    --         --         --         --         --       3.77     5/1/97
Lipper Global Flexible Portfolio                                --         --         --         --         --       8.52
Market Composite                                                --         --         --         --         --      10.81
------------------------------------------------------------------------------------------------------------------------------------

                      TABLE 3: Year-by-Year Rates of Return

------------------------------------------------------------------------------------------------------------------------------------
                                               1988     1989     1990     1991     1992     1993     1994    1995     1996     1997
                                               -------------------------------------------------------------------------------------
FIXED-INCOME SERIES:
Domestic Fixed Income
ALLIANCE MONEY MARKET                          5.95%    7.78%    6.89%    4.77%    2.16%    1.58%    2.62%   4.32%    3.90%    3.99%
ALLIANCE INTERMEDIATE GOVERNMENT
   SECURITIES                                    --       --       --    10.94     4.17     9.09    -5.66   11.80     2.36     5.84
ALLIANCE QUALITY BOND                            --       --       --       --       --    -0.84    -6.38   15.45     3.93     7.67

Aggressive Fixed Income
ALLIANCE HIGH YIELD                            8.25     3.71    -2.43    22.78    10.80    21.48    -4.09   18.30    21.22    16.87

EQUITY SERIES:
   Domestic Equity
T. ROWE PRICE EQUITY INCOME
   PORTFOLIO                                     --       --       --       --       --       --       --      --       --    21.04*
EQ/PUTNAM GROWTH & INCOME VALUE
   PORTFOLIO                                     --       --       --       --       --       --       --      --       --    15.17*
ALLIANCE GROWTH & INCOME                         --       --       --       --       --    -0.59    -1.91   22.40    18.46    25.05
ALLIANCE EQUITY INDEX                            --       --       --       --       --       --    -0.05   34.65    20.72    30.78
MERRILL LYNCH BASIC VALUE EQUITY
   PORTFOLIO                                     --       --       --       --       --       --       --      --       --    15.97*
ALLIANCE COMMON STOCK                         21.64    24.20    -9.17    35.95     1.82    23.14    -3.46   30.67    22.59    27.47
MFS RESEARCH PORTFOLIO                           --       --       --       --       --       --       --      --       --    15.01*

International Equity
ALLIANCE GLOBAL                                9.38    25.02    -7.33    28.79    -1.86    30.34     3.81   17.22    13.04    10.04
ALLIANCE INTERNATIONAL                           --       --       --       --       --       --       --    9.59     8.32    -4.36
T. ROWE PRICE INTERNATIONAL STOCK
   PORTFOLIO                                     --       --       --       --       --       --       --      --       --    -2.39*
MORGAN STANLEY EMERGING MARKETS
   EQUITY PORTFOLIO                              --       --       --       --       --       --       --      --       --   -20.59*

Aggressive Equity
ALLIANCE AGGRESSIVE STOCK                     -0.39    42.87     5.73    84.57    -4.47    15.17    -5.11   29.87    20.54     9.31
WARBURG PINCUS SMALL COMPANY VALUE
   PORTFOLIO
                                                 --       --       --       --       --       --       --      --       --    18.06*
ALLIANCE SMALL CAP GROWTH
                                                 --       --       --       --       --       --       --      --       --    25.54*
MFS EMERGING GROWTH COMPANIES
   PORTFOLIO                                     --       --       --       --       --       --       --      --       --    21.34*

THE ASSET ALLOCATION SERIES:
ALLIANCE CONSERVATIVE INVESTORS
                                                 --     2.75     4.97    18.23     4.36     9.27    -5.39   18.78     3.78    11.70
EQ/PUTNAM BALANCED PORTFOLIO
                                                 --       --       --       --       --       --       --      --       --    13.46
ALLIANCE BALANCED                             13.35    24.72    -1.33    40.16    -4.15    10.80    -9.26   18.14    10.16    13.44
ALLIANCE GROWTH INVESTORS
                                                 --     3.65     9.12    46.90     3.52    13.71    -4.45   24.67    11.08    15.20
MERRILL LYNCH WORLD STRATEGY
   PORTFOLIO                                     --       --       --       --       --       --       --      --       --     3.77*
------------------------------------------------------------------------------------------------------------------------------------

*    Unannualized

The performance data in Tables 4 and 5, illustrate the growth of an investment, and the average annual total return of the Investment Funds, respectively, over the periods shown, assuming a single initial contribution of $1,000 and termination of participation under the Contract at the end of each period under circumstances in which the contingent withdrawal charge applies. The values shown are also net of all other charges and expenses assessed against the Investment Funds using the same adjustments as described above under "How Performance Data Are Presented." An Investment Fund's average annual total return is the annual rate of growth of the Investment Fund that would be necessary to achieve the ending value of a contribution kept in the Investment Fund for the period specified.


Each calculation assumes that the $1,000 contribution was allocated to only one Investment Fund, no transfers or additional contributions were made, no amounts were allocated to any other Investment Fund and the Participant has not taken any loans.


In order to calculate the annualized rates of return, we divide the termination value as of December 31, 1997 by a $1,000 contribution made at the beginning of each period illustrated. The result of that calculation is the total growth rate for the period. Then we annualize that growth rate to obtain the average annual percentage increase (decrease) during the period shown. When we "annualize," we assume that a single rate of return applied each year during the period will produce the ending value, taking into account the effect of compounding. "Termination value" means the Retirement Account Value less the contingent withdrawal charge. The contingent withdrawal charge will never be greater than 6%. See "Part 6: Deductions and Charges." The Retirement Account Value has been adjusted to reflect the quarterly administrative charge.


Table 4: Growth of $1,000 for Participant Terminated on December 31, 1997:

--------------------------------------------------------------------------------------------------------------------
                                                                      Length of Investment Period
                                                      --------------------------------------------------------------
                                                        One        Three        Five          Ten         Since
Investment Fund                                         Year       Years        Years         Years      Inception*
--------------------------------------------------------------------------------------------------------------------
HRT
Alliance Money Market                                $  958.15   $  997.71    $  999.08     $1,256.19            --
Alliance Intermediate Government Securities             975.18    1,072.19     1,060.03            --     $1,258.24
Alliance Quality Bond                                   991.99    1,143.46           --            --      1,035.25
Alliance High Yield                                   1,076.75    1,493.86     1,685.46      2,416.85            --
Alliance Growth & Income                              1,152.09    1,624.91           --            --      1,539.90
Alliance Equity Index                                 1,204.93    1,924.67           --            --      1,882.86
Alliance Common Stock                                 1,174.47    1,843.43     2,125.06      3,935.25            --
Alliance Global                                       1,013.84    1,290.61     1,707.36      2,661.36            --
Alliance International                                  881.15          --           --            --      1,009.96
Alliance Aggressive Stock                             1,007.15    1,528.47     1,611.43      4,334.11            --
Alliance Small Cap Growth                                                                                  1,164.48
Alliance Conservative Investors                       1,029.15    1,218.76     1,210.42            --      1,606.79
Alliance Balanced                                     1,045.17    1,306.73     1,262.15      2,331.30            --
Alliance Growth Investors                             1,061.37    1,417.40     1,483.84            --      2,591.62
EQAT
T. Rowe Price International Stock Portfolio                                                                  905.35
T. Rowe Price Equity Income Portfolio                                                                      1,122.61
EQ/Putnam Growth & Income Value Portfolio                                                                  1,068.24
EQ/Putnam Balanced Portfolio                                                                               1,052.31
MFS Research Portfolio                                                                                     1,066.76
MFS Emerging Growth Companies Portfolio                                                                    1,037.40
Morgan Stanley Emerging Markets Equity Portfolio                                                             741.02
Warburg Pincus Small Company Value Portfolio                                                               1,095.00
Merrill Lynch World Strategy Portfolio                                                                       962.51
Merrill Lynch Basic Value Equity Portfolio                                                                 1,075.65

----------
*   Portfolio Inception Dates are shown in Tables 1 and 2.
--------------------------------------------------------------------------------

                      TABLE 5: Average Annual Total Return
                for Participant Terminated on December 31, 1997:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Length of Investment Period
                                                         ---------------------------------------------------------------------------
                                                                                                               Since       Since
                                                            One         Three        Five          Ten         Fund      Portfolio
Investment Fund                                            Year         Years        Years        Years     Inception*   Inception**
------------------------------------------------------------------------------------------------------------------------------------
HRT
Alliance Money Market                                      -4.19%       -0.08%       -0.02%        2.31%         --          --
Alliance Intermediate Government Securities                -2.48         2.35         1.17           --        1.15%       3.46%
Alliance Quality Bond                                      -0.80         4.57           --           --        1.21        0.82
Alliance High Yield                                         7.67        14.31        11.01         9.23          --          --
Alliance Growth & Income                                   15.21        17.56           --           --       11.73       10.69
Alliance Equity Index                                      20.49        24.39           --           --       19.84       17.94
Alliance Common Stock                                      17.45        22.61        16.27        14.68          --          --
Alliance Global                                             1.38         8.88        11.29        10.28          --          --
Alliance International                                     -11.88          --           --           --       -1.53        0.36
Alliance Small Cap Growth                                                                                      5.30       16.45
Alliance Aggressive Stock                                   0.72        15.19        10.01        15.80          --          --
Alliance Conservative Investors                             2.91         6.82         3.89           --        3.11        5.92
Alliance Balanced                                           4.52         9.33         4.77         8.83          --          --
Alliance Growth Investors                                   6.14        12.33         8.21           --        7.24       12.24
EQAT
T. Rowe Price International Stock Portfolio                                                                  -12.53       -9.47
T. Rowe Price Equity Income Portfolio                                                                          7.29       12.26
EQ/Putnam Growth & Income Value Portfolio                                                                      1.84        6.82
EQ/Putnam Balanced Portfolio                                                                                   1.65        5.23
MFS Research Portfolio                                                                                         0.39        6.68
MFS Emerging Growth Companies Portfolio                                                                        3.74       12.54
Morgan Stanley Emerging Markets Equity Portfolio                                                             -25.89      -25.90
Warburg Pincus Small Company Value Portfolio                                                                   2.86        9.50
Merrill Lynch World Strategy Portfolio                                                                        -8.25       -3.75
Merrill Lynch Basic Value Equity Portfolio                                                                     0.47        7.57

----------

* Fund inception dates are: Alliance Money Market (5/11/82), Alliance Intermediate Government Securities (6/1/94), Alliance Quality Bond (1/4/94), Alliance High Yield (1/4/94), Alliance Growth & Income (1/4/94), Alliance Equity Index (6/1/94), Alliance Common Stock (8/27/81), Alliance Global (1/4/94), Alliance International (9/1/95), Alliance Growth Investors (1/4/94), Alliance Aggressive Stock (5/1/84), Alliance Small Cap Growth
     (6/2/97), Alliance Conservative Investors (1/4/94), Alliance Balanced (5/1/84), T. Rowe Price International Stock (6/2/97), T. Rowe Price Equity Income (6/2/97), EQ/Putnam Growth & Income Value (6/2/97), EQ/Putnam Balanced (6/2/97), MFS Research (6/2/97), MFS Emerging Growth Companies (6/2/97), Morgan Stanley Emerging Markets Equity (8/20/97), Warburg Pincus Small Company Value (6/2/97), Merrill Lynch World Strategy (6/2/97), Merrill Lynch Basic Value Equity (6/2/97). Fund inception dates may be earlier than the date on which these Investment Funds were made available under Momentum Plus.

**   Portfolio inception dates are shown in Tables 1 and 2.



Communicating Performance Data

In reports or other communications or in advertising material, we may describe general economic and market conditions affecting the Separate Account, the Hudson River Trust, and the EQ Advisors Trust and may compare the performance of the Investment Funds with (1) that of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., VARDS or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) other appropriate indices of investment securities and averages for peer universes of funds which are described in the SAI, or (3) data developed by us derived from such indices or averages. The Morningstar Variable Annuity/Life Report consists of over 700 variable life and annuity funds, all of which report their data net of investment management fees, direct operating expenses and separate account level charges. VARDS is a monthly reporting service that monitors over 2,500 variable life and variable annuity funds on performance and account information. Advertisements or other communications furnished to present or prospective Participants may also include evaluations of an Investment Fund or Portfolio by financial publications that are nationally recognized such as Barron's, Morningstar's Variable Annuity
Sourcebook, Business Week, Chicago Tribune, Forbes, Fortune, Institutional Investor, Investment Adviser, Investment Dealer's Digest, Investment Management Weekly, Los Angeles Times, Money, Money Management Letter, Kiplinger's Personal Finance, Financial Planning, National Underwriter, Pension & Investments, USA Today, Investor's Daily, The New York Times and The Wall Street Journal.

--------------------------------------------------------------------------------

                  PART 3: EQUITABLE LIFE'S SEPARATE ACCOUNT AND
                              ITS INVESTMENT FUNDS

--------------------------------------------------------------------------------

Separate Account A


Separate Account A is organized as a unit investment trust, a type of investment company, and is registered with the SEC under the Investment Company Act of 1940 (1940 Act). This registration does not involve any supervision by the SEC of the management or investment policies of the Separate Account. The Separate Account has Investment Funds, each of which invests in Class IA or Class IB shares of a corresponding Portfolio of either HRT or EQAT, respectively. You may allocate some or all of your contributions among the Funds that your Employer has selected to fund your plan.

The assets of the Separate Account are our property. As a separate account under the New York Insurance Law, the portion of the Separate Account's assets equal to the reserves and other liabilities relating to the Contract cannot be chargeable with liabilities arising out of any other business we may conduct. Accordingly, income, gains or losses, whether or not realized, from assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. This means that Assets supporting Retirement Account Values in the Separate Account are not subject to the claims of Equitable Life's creditors. We are the issuer of the Contract, and the obligations set forth in the Contract (other than those of Employers or Plan Trustees) are our obligations.


In addition to contributions made under the Contract, we may allocate to the Separate Account monies received under other annuity contracts, certificates or agreements. Owners of all such certificates, contracts or agreements will participate in the Separate Account in proportion to the amounts they have in the Investment Funds that relate to their contracts, certificates or agreements. We may retain in the Separate Account assets that are in excess of the reserves and other liabilities relating to the Contract or to other contracts, certificates or agreements, or we may transfer them to our general account.


We reserve the right, subject to compliance with applicable law, including approval of Participants and Plan Trustees if required, (1) to add new Investment Funds (or subdivisions of Investment Funds) to, or remove Investment Funds (or subdivisions of Investment Funds) from, the Separate Account, or to add new separate accounts (2) to combine any two or more Investment Funds or subdivisions thereof, (3) to transfer assets determined by us to be the proportionate share of the class of contracts to which the Contract belongs from any of the Investment Funds to another Investment Fund by withdrawing the same percentage of each investment in that Investment Fund with appropriate adjustments to avoid odd lots and fractions, (4) to operate the Separate Account, any Investment Fund or any additional separate account as a management investment company under the 1940 Act (which may be directed by a committee which may be composed of a majority of persons who are "interested persons" of Equitable Life under the 1940 Act, which committee may be discharged by us at any time) or in any other form permitted by law, including a form that allows us to make direct investments, (5) to deregister the Separate Account under the 1940 Act, (6) to cause one or more Investment Funds to invest in a mutual fund other than, or in addition to, HRT and EQAT, (7) to terminate any employer or plan trustee agreement pursuant to its terms and (8) to restrict or eliminate any voting rights of Participants, Plan Trustees or other people who have voting rights that affect the Separate Account.


If any changes are made that result in a material change in the underlying investment policy of an Investment Fund, we will notify the appropriate persons as required by law. We may make other changes that do not reduce any Cash Value, annuity benefit, Retirement Account Value or other accrued rights or benefits.


The Trusts

The Hudson River Trust (HRT) and the EQ Advisors Trust (EQAT) consist of the investment Portfolios listed below. The Funds of the Separate Account invest in these Portfolios according to your instructions.


----------------------------------------------------------------------------------------------------------------------
                       HRT Portfolios                                                   EQAT Portfolios
-------------------------------------------------------------     ----------------------------------------------------
Fixed Income Series:                                              Equity Series:
o  Alliance Money Market      o  Alliance Quality Bond            o  T. Rowe Price Equity       o  Morgan Stanley
o  Alliance Intermediate      o  Alliance High Yield                 Income                        Emerging Markets
   Government Securities                                          o  EQ/Putnam Growth &            Equity
Equity Series:                                                       Income Value               o  Warburg Pincus
o  Alliance Growth & Income   o  Alliance International           o  Merrill Lynch                 Small Company Value
o  Alliance Equity Index      o  Alliance Aggressive Stock           Basic Value Equity         o  MFS Emerging
o  Alliance Common Stock      o  Alliance Small Cap Growth        o  MFS Research                  Growth Companies
o  Alliance Global                                                o  T. Rowe Price
Asset Allocation Series:                                             International Stock
o  Alliance Conservative      o  Alliance Growth                  Asset Allocation Series:
   Investors                     Investors                        o  EQ/Putnam Balanced         o  Merrill Lynch World
o  Alliance Balanced                                                                               Strategy
----------------------------------------------------------------------------------------------------------------------

The Trusts are open-end, management investment companies registered under the 1940 Act, more commonly called mutual funds. As a "series" type of mutual fund, each Trust issues several different series of stock, each of which relates to a different Portfolio of that Trust. HRT commenced operations in January 1976 with a predecessor of its Alliance Common Stock Portfolio. EQAT commenced operations on May 1, 1997. The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on a Portfolio's shares are reinvested in full and fractional shares of the Portfolio to which they relate. Each Fund invests in either Class IA or Class IB shares of a corresponding Portfolio. HRT Portfolios sell Class IA shares to the Funds and EQAT Portfolios sell Class IB shares to the Funds. (Class IA shares of the EQAT Portfolios are not offered at this time.)

HRT and EQAT sell shares to Equitable Life separate accounts in connection with Equitable Life's variable life insurance and annuity products. The HRT sells its shares to separate accounts of insurance companies, both affiliated and not affiliated with Equitable Life. We currently do not foresee any disadvantages to our policy/contract owners arising out of this. However, HRT's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that possibly may arise and to determine what action, if any, should be taken in response. If we believe that HRT's response to any of those events insufficiently protects our policy/contract owners, we will see to it that appropriate action is taken to do so. Also, if we ever believe that any of the Trusts' Portfolios is so large as to materially impair the investment performance of the Portfolio or the Trust involved, we will examine other investment options.

All of the Portfolios, except for the Morgan Stanley Emerging Markets Equity Portfolio and Merrill Lynch World Strategy Portfolio, are diversified for 1940 Act purposes. The Trustees of the HRT or the EQAT may establish additional
Portfolios or eliminate existing Portfolios at any time. More detailed information about the Trusts, their investment objectives, policies, restrictions, risks, expenses, multiple class distribution systems, the Rule 12b-1 distribution plan relating to Class IB shares of EQAT and all other aspects of their operations, appears in the HRT prospectus (beginning after this prospectus), the EQAT prospectus (beginning after the HRT prospectus), or in their respective Statements of Additional Information, which are available upon request.

HRT's Manager and Investment Adviser

HRT is managed and its Portfolios are advised by Alliance Capital Management L.P. ("Alliance"), which is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.

In its role as manager of the HRT, Alliance has overall responsibility for the general management and administration of the HRT, including selecting the portfolio managers for HRT's Portfolios, monitoring their investment programs and results, reviewing brokerage matters, performing fund accounting, overseeing compliance by HRT with various Federal and state statutes, and carrying out the directives of its Board of Trustees. With the approval of the HRT's Trustees, Alliance may enter into agreements with other companies to assist with its administrative and management responsibilities to the HRT.

Alliance Capital Management L.P.

Alliance, a leading international investment adviser, provides investment management and consulting services to mutual funds, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

Alliance is a publicly traded limited partnership incorporated in Delaware. On December 31, 1997, Alliance was managing approximately $218.7 billion in assets. Alliance employs 223 investment professionals, including 83 research analysts. Portfolio managers have average investment experience of more than 14 years.

All of the HRT Portfolios are advised by Alliance. As adviser, Alliance is responsible for developing the Portfolios' investment programs, making investment decisions for the Portfolios, placing all orders for the purchase and sale of those investments and performing certain limited related administrative functions.

Alliance is an indirect, majority-owned subsidiary of Equitable Life, and its main office is located at 1345 Avenue of the Americas, New York, New York 10105. Additional information regarding Alliance is located in the HRT prospectus (page numbers are preceded by "HRT") which directly follows this prospectus.

EQAT's Manager

EQ Financial Consultants, Inc. (EQF), subject to the supervision and direction of the Trustees of EQAT, has overall responsibility for the general management and administration of the EQAT. EQF is an investment adviser registered under the Investment Advisers Act of 1940, as amended, and a broker-dealer registered under the Securities Exchange Act of 1934, as amended ("1934 Act"). EQF currently furnishes specialized investment advice to other clients, including individuals, pension and profit-sharing plans, trusts, charitable organizations, corporations, and other business entities. EQF is a Delaware corporation and an indirect, wholly-owned subsidiary of Equitable Life.

EQF is responsible for providing management and administrative services to EQAT and selects the investment advisers for EQAT's Portfolios, monitors the EQAT Advisers' investment programs and results, reviews brokerage matters, oversees compliance by EQAT with various Federal and state statutes, and carries out the directives of its Board of Trustees. EQ Financial Consultants, Inc.'s main office is located at 1290 Avenue of the Americas, New York, New York 10104.

Pursuant to a service agreement, Chase Global Funds Services Company assists EQF in the performance of its administrative responsibilities to the EQAT with other necessary administrative, fund accounting and compliance services.

EQAT's Investment Advisers

Rowe Price-Fleming International, Inc.; T. Rowe Price Associates, Inc.; Putnam Investment Management, Inc.; Massachusetts Financial Services Company; Morgan Stanley Asset Management, Inc.; Warburg Pincus Asset Management Inc.; and Merrill Lynch Asset Management L.P. serve as EQAT Advisers only for their respective EQAT Portfolios.

Each EQAT Adviser furnishes EQAT's manager, EQF, with an investment program (updated periodically) for each of its Portfolios, makes investment decisions on behalf of its EQAT Portfolios, places all orders for the purchase and sale of investments for the Portfolio's account with brokers or dealers selected by such Adviser and may perform certain limited related administrative functions.

The assets of each Portfolio are allocated currently among the EQAT Advisers. If an EQAT Portfolio shall at any time have more than one EQAT Adviser, the allocation of an EQAT Portfolio's assets among EQAT Advisers may be changed at any time by EQF.

Massachusetts Financial Services Company

Massachusetts Financial Services Company (MFS) is America's oldest mutual fund organization, whose assets under management as of December 31, 1997 were approximately $70.2 billion on behalf of more than 2.7 million investors. MFS advises MFS Research, a domestic equity portfolio, and MFS Emerging Growth Companies, an aggressive equity portfolio. MFS is an indirect subsidiary of Sun Life Assurance Company of Canada and is located at 500 Boylston Street, Boston, MA 02116.

Merrill Lynch Asset Management, L.P.

Founded in 1976, Merrill Lynch Asset Management, L.P. (MLAM) is a dedicated asset management affiliate of Merrill Lynch & Co., Inc., a financial management and advisory company with more than a century of experience. As of December 31, 1997, MLAM along with its advisory affiliates held approximately $278 billion in investment company and other portfolio assets under management. MLAM advises Merrill Lynch Basic Value Equity, a domestic equity portfolio with a value approach to investing, and Merrill Lynch World Strategy, a global flexible asset allocation portfolio that invests in equities and fixed income securities worldwide. The company is located at 800 Scudders Mill Road, Plainsboro, NJ 08543.

Morgan Stanley Asset Management Inc.

Morgan Stanley Asset Management Inc. (MSAM) provides a broad range of portfolio management services to customers in the United States and abroad and serves as an investment adviser to numerous open-end and closed-end investment management companies. MSAM, together with its affiliated institutional investment management companies, had approximately $146 billion in assets under management and fiduciary care as of Decem-
ber 31, 1997. MSAM advises Morgan Stanley Emerging Markets Equity, an international equity portfolio. MSAM is a subsidiary of Morgan Stanley, Dean Witter & Co. and is located at 1221 Avenue of the Americas, New York, New York 10020.

Putnam Investment Management, Inc.

Putnam Investment Management, Inc. (Putnam) has been managing mutual funds since 1937. As of December 31, 1997, Putnam and its affiliates managed more than $235 billion in assets. Putnam advises EQ/Putnam Growth & Income Value, a domestic equity portfolio, and EQ/Putnam Balanced, a balanced stock and bond portfolio. Putnam is an indirect subsidiary of Marsh & McLennan Companies, Inc. and is located at One Post Office Square, Boston, MA 02109.

T. Rowe Price Associates, Inc. and Rowe Price-Fleming International, Inc.

Founded in 1937, T. Rowe Price provides investment management to both individuals and institutions. With its affiliates, assets under management were over $126 billion as of December 31, 1997. T. Rowe Price advises T. Rowe Price Equity Income, a domestic equity portfolio. The company is located at 100 East Pratt Street, Baltimore, MD 21202.

Rowe Price-Fleming International, Inc. (Price-Fleming), was founded as a joint venture between T. Rowe Price and Robert Fleming Holdings, Ltd., a diversified British investment organization. Price-Fleming's predominately non-U.S. assets under management were the equivalent of approximately $30 billion as of December 31, 1997. Price-Fleming advises T. Rowe Price International Stock, an international equity portfolio and is located at 100 East Pratt Street, Baltimore, MD 21202.

Warburg Pincus Asset Management, Inc.

Warburg Pincus Asset Management, Inc. (WPAM) is a professional investment counseling firm which provides services to investment companies, employee benefit plans, endowment funds, foundations and other institutions individuals. Assets under management were approximately $19.7 billion as of December 31, 1997. WPAM is indirectly controlled Warburg, Pincus & Co. a New York partnership, which serves as a holding company of WPAM. WPAM advises Warburg Pincus Small Company Value, an aggressive equity portfolio. The company is located at 466 Lexington Avenue, New York, NY 10017.

Additional information regarding each of the companies which serve as an EQAT Adviser appears in the EQAT prospectus (page numbers are preceded by "EQAT"), attached at the end of this prospectus.

Investment  Policies and Objectives of the Trusts' Portfolios

Each Portfolio has a different investment objective which it tries to achieve by following separate investment policies. The objectives and policies of each Portfolio will affect its expected return and its risks. there is no guarantee that these objectives will be achieved.

Contributions allocated to these Portfolios will fluctuate, and may be worth more or less than their original value when amounts held under the Momentum Plus Contract on your behalf are distributed to you. The policies and objectives of the Portfolios are as follows:

------------------------------------------------------------------------------------------------------------------------------------
       Portfolio           Trust                     Investment Policy                                Objective
------------------------------------------------------------------------------------------------------------------------------------
Alliance Money Market       HRT       Primarily high-quality short-term money market      High level of current income
                                      instruments.                                        while preserving assets and
                                                                                          maintaining liquidity.
------------------------------------------------------------------------------------------------------------------------------------
Alliance                    HRT       Primarily debt securities issued or guaranteed      High current income consistent
   Intermediate                       by the U.S. Government, its agencies and            with relative stability of
   Government                         instrumentalities. Each investment will have a      principal.
   Securities                         final maturity of not more than 10 years or a
                                      duration not exceeding that of a 10-year
                                      Treasury note.
------------------------------------------------------------------------------------------------------------------------------------
Alliance Quality Bond       HRT       Primarily investment grade fixed-income             High current income consistent
                                      securities.                                         with preservation of capital.
------------------------------------------------------------------------------------------------------------------------------------
Alliance High Yield         HRT       Primarily a diversified mix of                      High return by maximizing current income
                                      high-yield, fixed-income securities                 and, to the extent consistent with that
                                      involving greater volatility of price               objective, capital appreciation.
                                      and risk of principal and income than
                                      high-quality fixed-income securities.
                                      The medium- and lower-quality debt
                                      securities in which the Portfolio may
                                      invest are known as "junk bonds."
------------------------------------------------------------------------------------------------------------------------------------
Alliance Growth & Income    HRT       Primarily income producing common stocks and        High total return through a
                                      securities convertible into common stocks.          combination of current income and
                                                                                          capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Alliance Equity Index       HRT       Selected securities in the S&P 500 Index (the      Total return performance (before trust
                                      "Index") which the adviser believes will, in       expenses and Separate Account annual
                                      the aggregate, approximate the performance         expenses) that approximates the
                                      results of the Index.                              investment performance of the Index
                                                                                         (including reinvestment of dividends) at
                                                                                         risk level consistent with that of the
                                                                                         Index.
------------------------------------------------------------------------------------------------------------------------------------
Alliance Common Stock       HRT       Primarily common stock and other equity-type        Long-term growth of capital and
                                      instruments.                                        increasing income.
------------------------------------------------------------------------------------------------------------------------------------
Alliance Global             HRT       Primarily equity securities of non-United           Long-term growth of capital.
                                      States as well as United States companies.
------------------------------------------------------------------------------------------------------------------------------------
Alliance                    HRT       Primarily equity securities selected                Long-term growth of capital.
   International                      principally to permit participation in
                                      non-United States companies with prospects for
                                      growth.
------------------------------------------------------------------------------------------------------------------------------------
Alliance Aggressive         HRT       Primarily common stocks and other equity-type       Long-term growth of capital.
   Stock                              securities issued by medium- and other
                                      smaller-sized companies with strong growth
                                      potential.
------------------------------------------------------------------------------------------------------------------------------------
Alliance Small Cap          HRT       Primarily common stocks and other equity-type       Long-term growth of capital.
   Growth                             securities issued by smaller-sized companies
                                      with strong growth potential.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
       Portfolio           Trust                     Investment Policy                                Objective
------------------------------------------------------------------------------------------------------------------------------------
Alliance Conservative       HRT       Diversified mix of publicly traded,                 High total return without, in the
  Investors                           fixed-income and equity securities;                 adviser's opinion, undue risk to
                                      asset mix and security selection are                principal.
                                      primarily based upon factors expected to
                                      reduce risk. The Portfolio is generally
                                      expected to hold approximately 70% of
                                      its assets in fixed-income securities
                                      and 30% in equity securities.
------------------------------------------------------------------------------------------------------------------------------------
Alliance Balanced           HRT       Primarily common stocks, publicly traded debt       High return through a combination
                                      securities and high-quality money market            of current income and capital
                                      instruments.  The Portfolio is generally            appreciation.
                                      expected to hold 50% of its assets in equity
                                      securities and 50% in fixed-income securities.
------------------------------------------------------------------------------------------------------------------------------------
Alliance Growth             HRT       Diversified mix of publicly traded,                 High total return consistent with
   Investors                          fixed-income and equity securities; asset mix       the adviser's determination of
                                      and security selection based upon factors           reasonable risk.
                                      expected to increase  possibility  of high
                                      long-term   return.   The   Portfolio   is
                                      generally  expected to hold  approximately
                                      70% of its assets in equity securities and
                                      30% in fixed-income securities.
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price               EQAT      Primarily common stocks of established              Long-term growth of capital.
   International Stock                non-United States companies.
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity        EQAT      Primarily dividend paying common stocks of          Substantial dividend income and
   Income                             established companies.                              also capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth &          EQAT      Primarily common stocks that offer potential        Capital growth and, secondarily,
   Income Value                       for capital growth and may, consistent with the     current income.
   Portfolio                          Portfolio's investment objective, invest in
                                      common stocks that offer potential for current
                                      income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Balanced          EQAT      A well-diversified portfolio of stocks and          Balanced investment.
                                      bonds that will produce both capital growth and
                                      current income.
------------------------------------------------------------------------------------------------------------------------------------
MFS Research                EQAT      A  substantial  portion  of assets  invested        Long-term  growth of capital and future
                                      in common stock or securities                       income.
                                      convertible into common stock of
                                      companies believed by the Adviser to
                                      possess better than average prospects
                                      for long-term growth.
------------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth         EQAT      Primarily (i.e., at least 80% of its assets         Long-term growth of capital.
   Companies                          under normal circumstances) in common stocks of
                                      emerging growth companies that the Adviser
                                      believes are early in their life cycle but
                                      which have the potential to become major
                                      enterprises.
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging     EQAT      Primarily equity securities of emerging market      Long-term capital appreciation.
   Markets Equity                     country issuers with a focus on those in which
                                      the Adviser  believes  the  economies  are
                                      developing   strongly  and  in  which  the
                                      markets are becoming more sophisticated.
------------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Small        EQAT      Primarily in a portfolio of equity securities       Long-term capital appreciation.
   Company Value                      of small capitalization companies (i.e.,
                                      companies having market capitalizations of
                                      $1  billion or less at the time of initial
                                      purchase) that the Adviser considers to be
                                      relatively undervalued.
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch World         EQAT      Primarily equity and fixed-income securities,       High total investment return.
   Strategy                           including convertible securities, of U.S. and
                                      foreign issuers.
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch  Basic        EQAT       Primarily equity securities that the               Capital appreciation and,
  Value Equity                         Portfolio adviser believes are                     secondarily, income.
                                       undervalued and therefore represent
                                       basic investment value.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     PART 4: THE GUARANTEED INTEREST ACCOUNT

--------------------------------------------------------------------------------

You may allocate some or all of your Retirement Account Value to the Guaranteed Interest Account if this Investment Option is available under your Employer's plan. The Guaranteed Interest Account is part of our general account. The general account supports all of our insurance and annuity guarantees, as well as our general obligations. We are subject to regulation and supervision with respect to our general account by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of applicable exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 (1933 Act), nor is the general account an investment company under the 1940 Act. Accordingly, neither the general account, the Guaranteed Interest Account nor any interests therein are subject to regulation under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures that are included in the prospectus for your information and that relate to the general account and the Guaranteed Interest Account. These disclosures, however, may be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The amount that a Participant has in the Guaranteed Interest Account at any time is equal to the sum of all contributions, transfers and loan repayments (including principal and interest) that have been allocated to the Guaranteed Interest Account plus interest, less the sum of all amounts that have been withdrawn, borrowed, transferred or deducted.


We declare a yearly guaranteed interest rate which will remain in effect throughout the next year. We guarantee that the yearly guaranteed interest rate will never be less than 3%. Allocations to the Guaranteed Interest Account are guaranteed to earn interest at least equal to the yearly guaranteed interest rate. The guaranteed interest rate for 1998 and 1999 is 4% for all Participants.


We may credit additional amounts of interest at our discretion. We currently declare a quarterly interest rate that will not be lower than the yearly guaranteed interest rate. The current quarterly rate applies to all amounts in the Guaranteed Interest Account.

We can discontinue our practice of declaring quarterly rates at our discretion. We also reserve the right to declare rates that are based upon when amounts were credited to the Account or the date your Employer's plan enrolled under the Contract.

Effects of Plan or Contract Termination


Retirement Account Values in the Guaranteed Interest Account will generally be paid in six annual installments when a withdrawal is made on behalf of a Terminated Plan Participant or following a Contract Termination. However, when Contract Termination occurs, the employer has the option of having amounts in the Guaranteed Interest Account paid in installments or immediately receiving a lump sum payment, subject to a Market Value Adjustment (discussed below). Withdrawals made as a result of a Participant's death, attainment of the normal retirement age under the Employer's plan, disability, separation from service, or to purchase a life contingent annuity distribution option or satisfy the Code's minimum distribution requirements applicable after a Participant attains age 70 1/2 are not subject to the installment payout (or a Market Value Adjustment). Amounts payable in installments will not be subject to a contingent withdrawal charge.


Once installment payments commence following a Contract Termination, funds may not be transferred from, or applied to, the Guaranteed Interest Account. Transfers out of the Guaranteed Interest Account are also restricted for Terminated Plan Participants once we receive notice of a Plan Termination
(Employers and Plan Trustees are required to give us such notice 90 days in advance of a Plan Termination). See "Transfers" in Part 5.

There may be circumstances under which we will make a lump sum payment rather than make installment payments as described above. For example, we will make a lump sum payment and impose a Market Value Adjustment to reduce the Retirement Account Value when there are relatively few Participants remaining following a Plan Termination.

To determine the Market Value Adjustment, we calculate the amount of the market value change (which may be positive or negative) for each calendar quarter that your Employer's plan held Retirement Account Values in the Guaranteed Interest Account (each a "Quarterly Generation"). To determine the amount of each market value change for each Quarterly Generation:

o We multiply the Employer plan's net cash flow in the Guaranteed Interest Account (contributions plus interest credited plus transfers in minus withdrawals minus transfers out minus fees) for the given Quarterly Generation by the difference between the interest rate of a 5-year U.S. Treasury note on the Calculation Date and the average interest rate on 5-year U.S. Treasury notes during the Quarterly Generation. The Calculation Date will be the fifth Business Day prior to the date the withdrawal is paid. Since we calculate the Market Value Adjustment based on the cash flow of your Employer's plan, this means that actions taken by other Participants (e.g., transfers, withdrawals, etc.) can affect the amount of the Market Value Adjustment applied to your withdrawal.

o We then multiply by a fraction equal to the number of calendar days from the date of the withdrawal to the maturity date for the given Quarterly Generation over 365. The result is the amount of the market value change for a Quarterly Generation. The maturity date is the quinquennial anniversary of the first business day of the given Quarterly Generation.

We then add together the amount of each market value change for each Quarterly Generation and divide by the total amount of Retirement Account Values held in the Guaranteed Interest Account under your Employer's plan on the date the with-drawl is made. If the sum of these market value changes is negative, then the Market Value Adjustment is zero. If it is positive, this is the Market Value Adjustment that is imposed, subject to the following conditions:



     1)   the Market Value Adjustment may not exceed 7%;

     2) imposition of the Market Value Adjustment will never result in the forfeiture of amounts contributed to the Guaranteed Interest Account on behalf of a Participant plus an amount of credited interest based upon the minimum guaranteed interest rate of 3%; and

     3) if the contingent withdrawal charge is still in effect, the Market Value Adjustment must exceed the amount of the contingent withdrawal charge applicable to the amount withdrawn from the Guaranteed Interest Account (otherwise, the contingent withdrawal charge will be imposed in lieu of the Market Value Adjustment).

The Market Value Adjustment will be reduced accordingly if either of the first two conditions are not satisfied.

The Momentum Plus Contract prohibits the Employer or Plan Trustee from influencing Participants' decisions with regard to allocating, transferring or withdrawing amounts to or from the Guaranteed Interest Account. In the event of noncompliance with this provision of the Contract, Equitable Life:

     (a) reserves the right to decline further requests for transfers to or from the Guaranteed Interest Account; and/or

     (b) may deem that a Contract Termination, with respect to the Employer Plan's participation in the Contract, has occurred.

--------------------------------------------------------------------------------

                       PART 5: PROVISIONS OF THE CONTRACT
                             AND SERVICES WE PROVIDE

--------------------------------------------------------------------------------

Bear in mind that the provisions of your plan or applicable laws or regulations may be more restrictive than the Contract. We reserve the right to amend the Contract without the consent of any other person in order to comply with applicable laws and regulations. Such right includes, but is not limited to, the right to conform the Contract to the Code, ERISA and applicable regulations.

Selecting Investment Options

(Employers and Plan Trustees Only)


You, as Employer or Plan Trustee, can elect to fund your plan with any number of the Investment Options available under the Contract. This selection is made on the application. You may request to change this selection subject to our rules then in effect. If you elect to fund your plan with any one of the Alliance Intermediate Government Securities, Alliance High Yield, Alliance Quality Bond or Alliance Conservative Investors Funds, you must also select the Alliance Money Market Fund. If you select the above-listed Funds and the Guaranteed Interest Account, certain restrictions will apply to transfers out of the Guaranteed Interest Account. See "Transfers" below. Lastly, you, as Employer, must elect the Guaranteed Interest Account as a funding option if the Investment Funds you select do not include any of the Alliance Money Market, Alliance Conservative Investors, Alliance High Yield, Alliance Intermediate Government Securities, or Alliance Quality Bond Funds.


Contributions

Contributions may be made at any time and may be made only by the Employer or Plan Trustee by either wire transfer or check. Participants should not send contributions directly to Equitable Life. There is no minimum contribution.


All contributions made by check must be drawn on a bank in the U.S., clearing through the Federal Reserve System, and payable in U.S. dollars to Equitable Life. Third party checks endorsed to Equitable Life are not acceptable forms of payment except in cases of a rollover from a qualified plan or a trustee check that involves no refund. Equitable Life reserves the right to reject a payment if an unacceptable form of payment is received. All checks are subject to collection. Contributions are credited as of the Transaction Date, if they are accompanied by properly completed forms. Failure to use the proper form, or to complete the form properly, may result in a delay in crediting contributions. Employers should send all contributions to Equitable Life at the Processing Office.


We allocate contributions to the Investment Options according to the allocation percentages on the Participant's enrollment form or as later changed. Under participant-directed plans, you, as Participant, will provide those allocation percentages. In trustee-directed plans, the Plan Trustee will provide those percentages. Employee and Employer contributions may be allocated in different percentages. Some plans may be participant-directed only with respect to employee post-tax and salary-deferral contributions.

If we receive your initial contribution before we receive your signed enrollment form or your allocation instructions on the form are incomplete (e.g., do not add up to 100%), we will allocate all or a portion of your initial contribution to the Alliance Money Market Fund (if that Fund has been selected as an available Investment Option under your Employer's Plan). If your instructions add up to less than 100%, only the portion of the contribution for which we do not have instructions will be allocated to the Alliance Money Market Fund. If your instructions add up to more than 100%, the entire amount of the contribution will be allocated to the Alliance Money Market Fund. We will then notify your Employer or Plan Trustee and request that the signed form or corrected instructions be forwarded to us. If we do not receive the instructions after three notices have been sent, but in no event later than 105 days from the date a contribution is first credited to the Alliance Money Market Fund, we will return to the Employer or Plan Trustee, as applicable, all contributions for which notices had been sent, plus earnings.

If, however, the Alliance Money Market Fund is not an available option under your Employer's plan, we will return the contribution to the Employer or Plan Trustee in five Business Days if we have not received the signed form or corrected allocation instructions, unless we have obtained your permission to continue to hold the contribution.

You should review your confirmation notices carefully to determine whether your contributions have been allocated correctly.

Unless restricted by your Employer's plan, allocation percentages can be changed at any time. To change your allocation instruction, you can file a change of investment allocation form with your Employer or Plan Trustee. In addition, your Employer may have opted to use our Telephone Operated Program Support (TOPS) system to enable you to change your allocation percentages over the phone. The change will be effective on the Transaction Date and will remain in effect for future contributions unless another change is requested.

A contribution allocated to an Investment Fund purchases Accumulation Units in that Investment Fund based on the Accumulation Unit Value for that Investment Fund computed at the end of the Valuation Period in which we receive the contribution at our Processing Office. Contributions allocated to the Guaranteed Interest Account become part of our General Account on the Transaction Date.

Retirement Account Value

The Retirement Account Value is the sum of the amounts that a Participant has in the Guaranteed Interest Account and the Investment Funds of the Separate Account. See "Part 4: The Guaranteed Interest Account."

The amount you have in an Investment Fund at any time is equal to the number of Accumulation Units you have in that Investment Fund times the Accumulation Unit Value for the Investment Fund for that date. The number of Accumulation Units in an Investment Fund at any time is equal to the sum of Accumulation Units purchased by contributions, transfers and loan repayments (including principal and interest) less the sum of Accumulation Units redeemed for withdrawals, transfers, loans or deductions for charges.

The number of Accumulation Units purchased or sold in any Investment Fund is equal to the dollar amount of the transaction divided by the Accumulation Unit Value for the Investment Fund for the applicable Valuation Period. For each Valuation Period, the Accumulation Unit Value is the Accumulation Unit Value at the end of the immediately preceding Valuation Period multiplied by the Net Investment Factor for that Valuation Period.


The number of Accumulation Units will not vary because of any later change in the Accumulation Unit Value. The Accumulation Unit Value varies with the investment performance of the Fund, which in turn reflects the investment income and realized and unrealized capital gains and losses of the corresponding Portfolios, as well as the Trusts' fees and expenses. The Accumulation Unit Value is also stated after deduction of the Separate Account asset charges relating to the Contract. A description of the computation of the Accumulation Unit Value is found in the SAI.


Transfers

Subject to certain restrictions, the Contract permits transfers of all or a portion of Retirement Account Value among the Investment Options at any time. Your Employer's plan may, however, impose restrictions on transfers. We also offer an automatic transfer service described under "Investment Simplifier:
Automatic Transfer Service" below.

Participant transfer requests can be made by filing a written request to transfer with your Employer or Plan Trustee. Transfers may also be arranged through the TOPS service.

A transfer request will be effective on the Transaction Date and the transfer will be made at the Accumulation Unit Value for that Transaction Date. A transfer request does not change your percentages for allocating current or future contributions among the Investment Options. All transfers among the Investment Options will be confirmed in writing.


If your Employer elects to fund your plan with the Guaranteed Interest Account and any of the Alliance Money Market, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield or Alliance Conservative Investors Funds, the following limitations will apply to funds transferred out of the Guaranteed Interest Account to any other Fund. During any Transfer Period the maximum amount that may be transferred from the Guaranteed Interest Account is an amount equal to the greater of: (i) 25% of the amount you had in the Guaranteed Interest Account as of the last Business Day of the calendar year immediately preceding the current calendar quarter and (ii) the total of all amounts you transferred out of the Guaranteed Interest Account during that same calendar year. A Transfer Period is the calendar quarter in which the transfer request is made and the preceding three calendar quarters. Generally, this means that new Participants will not be able to transfer funds out of the Guaranteed Interest Account during the first calendar year of their participation under the Contract.


No transfers out of the Guaranteed Interest Account will be allowed for 90 days from the date we receive notice of a Plan Termination. When the 90 days has elapsed, the transfer limitation described above will go into effect (regardless of which Investment Funds are available under your Employer's plan).

Transfers out of the Guaranteed Interest Account that are made at a time when no transfer limitation is in effect will not be counted for purposes of determining the maximum transfer amount if the transfer limitation subsequently goes into effect.

If assets have been transferred to the Contract from another funding vehicle by the Employer or Plan Trustee, you may, for the remainder of that calendar year, transfer up to 25% of the amount that is initially allocated to the Guaranteed Interest Account on your behalf.

Investment Simplifier: Automatic Transfer Service

Your Employer can elect to provide two automatic transfer options out of the Guaranteed Interest Account: the Fixed-Dollar Option and the Interest Sweep Option. The Fixed-Dollar Option is subject to the transfer limitation described above. These automatic transfers will continue, however, during the 90-day period that transfers out of the Guaranteed Interest Account are stopped following notice of a Plan Termination.

Under the Fixed-Dollar Option, you may elect to have a fixed-dollar amount transferred out of the Guaranteed Interest Account and into the Investment Funds of your choosing on a monthly basis. You can either specify the number of monthly transfers or instruct us to continue to make monthly transfers until amounts in the Guaranteed Interest Account are depleted. In order to elect this option you must have a minimum amount of $5,000 in the Guaranteed Interest Account on the date we receive your election form and you must elect to transfer at least $50 per month. Under the Interest Sweep Option, the amount transferred each month will equal the amount of interest that has been credited to amounts you have in the Guaranteed Interest Account from the last Business Day of the prior month to the last Business Day of the current month. To be eligible for this option, you must have at least $7,500 in the Guaranteed Interest Account on the date we receive your election and on the last Business Day of each month thereafter.

You may elect either option by filing an election form with your Employer or Plan Trustee. The first monthly transfer will occur on the last Business Day of the month in which we receive your election form at our Processing Office. Automatic transfers will terminate:

o Under the Fixed-Dollar Option, when either the number of designated monthly transfers have been completed or the amount you have in the Guaranteed Interest Account has been depleted, as applicable; or

o Under the Interest Sweep Option, when the amount you have in the Guaranteed Interest Account falls below $7,500 (determined on the last Business Day of the month) for two consecutive months; or

o Under either option, on the date we receive your written request to terminate automatic transfers, the date the Participant's participation is terminated, or on the date of Contract termination.

Withdrawal for Plan Loans

The Contract permits your Employer, or Plan Trustee, to withdraw funds from your Retirement Account Value, without incurring a contingent withdrawal charge, in order to make a loan to you under your Employer's plan. Your Employer can tell you whether loans are available under your plan.

Employers who adopt the Master Plan and Trust may choose to offer its loan feature. The availability of loans under an individually designed or prototype plan depends on the terms of the plan.

If you, as the Employer, are transferring plan assets to the Momentum Plus Program, outstanding plan loans may also be transferred to the Contract. We refer to these loans as "takeover loans." Repayments of takeover loans will be allocated to the Default Option.

If you are a partner who owns more than 10% of the business or a shareholder-employee of an S Corporation who owns more than 5% of the business, you presently may not borrow from your vested Retirement Account Value without first obtaining a prohibited transaction exemption from the Department of Labor
(DOL). Consult with your attorney or tax adviser regarding the advisability and procedures for obtaining such an exemption.

Participants should apply for a plan loan through their Employer or the Plan Trustee, as applicable. Prior to the making of any plan loan, the Employer or Plan Trustee and the Participant must first properly complete and sign a loan agreement and application. Employers and Plan Trustees can obtain loan application forms from their Equitable Life Representative, by writing to our Processing Office or calling our toll-free number.

Before taking a plan loan, married Participants must generally obtain written spousal consent. In addition, Participants should always consult their tax advisers before taking out a plan loan.

Only one outstanding plan loan will be permitted at any time; any number of takeover loans will be permitted at any time. However, you may not have both takeover loans and plan loans outstanding simultaneously. Under the Contract,
(1) the minimum amount of the loan is $1,000 and (2) the maximum amount of the loan is 50% of the Participant's vested Retirement Account Value. In no event may any plan loan be greater than $50,000 less the highest outstanding loan balance in the preceding twelve calendar months. You may specify from which Investment Options the plan loan is to be deducted when you request the loan. The loan term must comply with applicable law. See "Part 8: Federal Tax and ERISA Matters: Certain Rules Applicable to Plan Loans."

Certain charges may be deducted while an Active Loan is outstanding. See "Plan Loan Charges" in Part 6.

The interest rate applicable to your plan loan will be set by your Employer or the Plan Trustee under the terms of your Employer's plan. All interest (as well as principal) that you pay will be added to your Retirement Account Value. The interest paid in repaying a loan may not be deductible, but amounts paid as interest on your loan will be taxable on distribution. It is the responsibility of each Employer or Plan Trustee to determine the interest rate applicable to each loan.


Plan loan repayments covering interest and principal will be due in accordance with the repayment schedule determined in accordance with the terms of the Employer's plan. Participants should send plan loan repayments to the plan administrator and not to Equitable Life. All plan loan payments made by the plan administrator to us must be made by check or wire transfer. Checks must be drawn on a bank in the U.S., in U.S. dollars, clearing through the Federal Reserve System, and payable in U.S. dollars to Equitable Life. All checks are accepted subject to collection. Third party checks endorsed to Equitable Life are not acceptable forms of payment. Equitable Life reserves the right to reject a payment if an unacceptable form of payment is received.


A plan loan may be prepaid in whole or in part at any time. Any payments we receive will first be applied to interest, with the balance applied to repayment of the loan. Plan loan repayments will be allocated to the Investment Options in accordance with the same allocation instructions used in making the loan. However, a Participant may elect, in writing, to override these instructions and allocate all plan loan repayments to the Guaranteed Interest Account.

A plan loan will be in default if the amount of any scheduled repayment is not received by us within 90 days of its due date, or if the Participant dies or participation under the Contract is terminated. See "Federal Tax and ERISA
Matters: Certain Rules Applicable to Plan Loans" in Part 8, for the consequences of defaulting a loan and other applicable tax matters.

Withdrawals and Contract Termination

Subject to any restrictions in your Employer's plan, the Contract allows your Employer or Plan Trustee, as applicable, to make a withdrawal from a Retirement Account Value on behalf of a Participant by writing to our Processing Office. Your request for withdrawal must be on the proper form which is available from your Employer. If we have received the information we require, the requested withdrawal will become effective on the Transaction Date. Withdrawal proceeds will be sent to your Employer or Plan Trustee, unless your Employer has elected our full-service plan recordkeeping option which provides for direct distribution to Participants. If we receive only partially completed information, we will return the request to the Employer or Plan Trustee for completion prior to processing.

As a deterrent to premature withdrawal (generally prior to age 59 1/2), the Code provides certain restrictions on and penalties for early withdrawals. In addition, for payments made directly to Participants, we generally will withhold income taxes from the amount withdrawn unless an exception applies. See "Part 8:
Federal Tax and ERISA Matters."

The Employer or Plan Trustee may also terminate its plan's entire participation under the Contract by writing to our Processing Office. In addition, if your Employer's Plan is found not to qualify under the Code, or, if you, as Employer or Plan Trustee, fail to provide us with the Participant data necessary to administer the Contract, we may return the plan assets to the Employer or Plan Trustee.

Certain withdrawals or amounts payable following a Contract Termination may be subject to a contingent withdrawal charge, an installment payout or a Market Value Adjustment. See "Contingent Withdrawal Charge" in Part 6 and "Effects of Plan or Contract Termination" in Part 4.

Forfeitures

Forfeitures can arise when a Participant who is not fully vested under a plan terminates employment. Under the terms of the Master Plan and Trust and the Pooled Trust, we are directed under these circumstances to withdraw the unvested portion of the Retirement Account Value and deposit such amount in a Forfeiture Account, which is to be allocated to the Default Option.

We will reallocate amounts in the Forfeiture Account as contributions in accordance with instructions received by the Employer or Plan Trustee. Special rules apply to the application of the contingent withdrawal charge when forfeitures have occurred. See "Contingent Withdrawal Charge" in Part 6.

Distribution Options

The Contract is an annuity contract, even though you may elect to receive your benefits in another form.

Subject to the terms of your Employer's plan, payout options under the Contract include:

o    Lump sum or partial withdrawals;

o    Payments for as long as you live;

o    Payments for as long as both you and your joint annuitant live; or

o Payments for a specific length of time (not longer than your life expectancy or that of the joint life expectancy of you and your designated beneficiary).

You may also be eligible for our "Automatic Minimum Withdrawal" option discussed later in this section, which is designed to help you satisfy the Code's "minimum distribution" requirements. For more information about the minimum distribution requirements, see "Part 8: Federal Tax and ERISA Matters."

Your  choice may be  subject  to  applicable  withdrawal  charges.  See "Part 6:
Deductions and Charges."

Annuity Distribution Options

The annuity distribution options available under the Contract include:

o Life Annuity: An annuity which guarantees payments to you for the rest of your life. Payments end with the last monthly payment before your death. Because there is no death benefit associated with this annuity form, it provides the highest monthly payment of any of the life annuity distribution options.

o Life Annuity -- Period Certain: This annuity form also guarantees payments to you for the rest of your life. In addition, if you die before a previously selected minimum payment period (the "certain period") has ended, payments will continue to your beneficiary for the balance of the certain period. The period is usually 5, 10, 15 or 20 years.

o Life Annuity -- Refund Certain: This annuity form guarantees payments to you for the rest of your life. In addition, if you die before the amount applied to purchase this annuity option has been recovered, payments will continue to your beneficiary until that amount has been recovered. This option is available only as a fixed annuity.

o Period Certain Annuity: This annuity form guarantees payments to you for a specific period of time, usually 5, 10, 15 or 20 years. If you die before the period certain has ended, payments will continue to your beneficiary for the balance of the period certain.

o Qualified Joint and Survivor Life Annuity: This annuity form guarantees life income to you and, after your death, continuation of income to your surviving spouse. Generally, unless married Participants elect otherwise with the written consent of their spouse, this will be the normal form of annuity payment for plans such as the Master Plan and Trust. See "Part 8:
     Federal Tax and ERISA Matters."

We offer other forms not outlined here. Your Equitable Life Representative can provide details.

All of the life annuity distribution options outlined above (with the exception of Qualified Joint and Survivor Life Annuity) are available as either Single or Joint life annuities.


The chart below shows the relative financial value of the different annuity options, based on the rates for fixed annuities that are currently guaranteed in the Contract. We have reserved the right to change the actuarial basis for these rates at any time after the fifth anniversary from the date the Contract is issued and no earlier than five years from the date of the last change thereafter. Contributions received up to the date of a change, and amounts already applied to annuity distribution options, would not be affected by the change. The example assumes that at the time payments commence, both the annuitant and the joint annuitant are 65, and the amount used to purchase the annuity is $100,000. Certain legal requirements may limit the forms of annuity available to you. Values do not reflect any state premium taxes or contingent withdrawal charges.

--------------------------------------------------------------------------------
                                                          Rate
                                                           per
                                      Amount to be        $1.00
                                      Applied on            of          Monthly
                                       Annuity            Monthly       Annuity
    Annuity Form                     Form Elected         Annuity       Provided
--------------------------------------------------------------------------------
Life                                    $100,000          $207.42       $482.11
5 Year Certain Life                      100,000           208.32        480.04
10 Year Certain Life                     100,000           211.15        473.60
15 Year Certain Life                     100,000           216.29        462.34
20 Year Certain Life                     100,000           224.23        445.98
100% Joint &
   Survivor Life                         100,000           243.17        411.23
75% Joint & Survivor
   Life                                  100,000           234.24        426.92*
50% Joint & Survivor
   Life                                  100,000           225.30        443.86*
100% Joint &
   Survivor -- 5 Year
   Certain Life**                        100,000           243.19        411.20
100% Joint &
   Survivor -- 10
   Year Certain
   Life**                                100,000           243.37        410.90
100% Joint &
   Survivor -- 15
   Year Certain
   Life**                                100,000           244.03        409.79
100% Joint &
   Survivor -- 20
   Year Certain
   Life**                                100,000           245.83        406.79


----------
* Represents the amount payable to the primary annuitant. A surviving joint annuitant would receive the applicable percentage of the amount paid to the primary annuitant.

** You may also elect a Joint and Survivor Annuity -- Period Certain with a monthly benefit payable to the surviving joint annuitant in any percentage between 50 and 100.


We offer other forms not outlined here. Your Equitable Life Representative can provide details.

Electing an Annuity Distribution Option

In order to elect an annuity distribution option, a Retirement Account Value must be at least $3,500.

The size of the payments will depend on the amount applied to purchase the annuity, the type of annuity chosen and, in the case of a life contingency annuity distribution option, the Participant's age (or the Participant's and joint annuitant's ages).

Once you choose an annuity distribution option and payments have commenced, no change can be made.

Automatic Minimum Withdrawal Option (Over Age 70 1/2)

Under the Code, distributions from qualified plans must generally begin no later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2 or, if later, the calendar year in which you retire from service with the Employer sponsoring the Plan (the "required beginning date"). Subsequent distributions must be made by December 31st of each calendar year (including the calendar year of your required beginning date). If the required minimum distribution is not paid, you may be required to pay a penalty tax equal to 50% of the difference between the amount required to be distributed and the amount actually distributed. See "Part 8: Federal Tax and ERISA Matters" for a discussion of various special rules concerning the minimum distribution requirements.

We offer a payment option which we call "Automatic Minimum Withdrawal Option," which is intended to meet minimum distribution requirements. You may elect Automatic Minimum Withdrawal Option if you are at least age 70 1/2 and have a Retirement Account Value of at least $3,500. You can elect Automatic Minimum Withdrawal Option by filing the proper election form with your Employer. If you elect Automatic Minimum Withdrawal Option, we will withdraw the amount which the Code requires you to withdraw from your Retirement Account Value. We calculate the Automatic Minimum Withdrawal Option amount based on the information you give us, the various choices you make and certain assumptions. In performing this calculation, we assume that the only funds subject to the Code's minimum distribution requirements are those held under the Contract. In addition, we rely on the information you provide to us, and we will not be responsible for errors that result from inaccuracies in this information. The choices you can make are described in Part 2 of the SAI.

Your Automatic Minimum Withdrawal Option election is revocable. Automatic Minimum Withdrawal Option is not available to Participants who have an outstanding loan. Electing this option does not restrict you from taking partial withdrawals or subsequently electing an annuity distribution option.

The minimum check that will be sent is $300, or, if less, your Retirement Account Value.

Death Benefit

Unless payments under an annuity distribution option have begun, the death benefit is equal to the Retirement Account Value.

The Master Plan and Trust and the Pooled Trust direct the automatic transfer of a Retirement Account Value to the Default Option on the date Equitable Life receives due proof of a Participant's death, unless the beneficiary provides contrary instructions. All amounts are held in the Default Option until your beneficiary requests a distribution or transfer.

The law requires the distribution of benefits to be completed no more than five years after the date of your death, unless payments of your benefit to a designated beneficiary commence within one year after your death and are made over the beneficiary's life or over a period not exceeding the beneficiary's life expectancy. If the beneficiary is your surviving spouse, the spouse can elect to begin distributions over the spouse's life or over a period not exceeding the spouse's life expectancy at any time up to when you would have attained age 70 1/2. If you had already begun to receive benefits, your beneficiary can continue to receive benefits based on the payment option you selected. To designate a beneficiary or to change an earlier designation, you should file a beneficiary designation with your plan administrator. Your spouse must consent in writing to a designation of any non-spouse beneficiary, as explained in "Part 8: Federal Tax and ERISA Matters:
Spousal Requirements."

If you die while a loan is outstanding, the loan will automatically default and be subject to federal income tax as a plan distribution.

Your beneficiary may elect, subject to certain exceptions explained below, Equitable Life's rules then in effect and any other applicable requirements under the Code, to: (a) receive the death benefit in a single sum, (b) apply the death benefit to an annuity distribution option offered by Equitable Life, (c) apply the death benefit to provide any other form of benefit payment offered by Equitable Life, or (d) have the death benefit credited to an account under the Contract maintained on behalf of the beneficiary in accordance with the beneficiary's investment allocation instructions. If the beneficiary elects (d) then (1) the beneficiary will be entitled to delay distribution of his or her account as permitted under the terms of the Employer's plan and the minimum distribution rules under the Code and (2) the value of the beneficiary's account will be determined at the time of distribution to the beneficiary and, depending upon investment gains or losses, may be worth more or less than the value of the beneficiary's initial account.

If you die before your entire vested benefit has been distributed to you, the remainder of your benefit will be payable to your beneficiary.

Payments of Proceeds

Except for amounts in the Guaranteed Interest Account that are payable in installments, payments of proceeds will generally be made within seven days of the Transaction Date.

Payments or applications of proceeds from the In- vestment Funds can be deferred for any period during which (1) the New York Stock Exchange has been closed or trading on it is restricted, (2) sales of securities or determination of the fair market value of an Investment Fund's assets are not reasonably practicable because of an emergency, or (3) the SEC, by order, permits us to defer payment in order to protect persons with interests in the Investment Funds. We can defer payment or transfer of any portion of your Retirement Account Value in the Guaranteed Interest Account for up to six months while you are living.

Plan Recordkeeping Services

Equitable offers two plan recordkeeping options, one of which must be elected for each plan. Employers can elect our basic plan recordkeeping service option, which includes:

o    Accounting by Participant;

o    Accounting by Source;

o Provision of annual 5500 series Schedule A report information for use in making the plan's annual Report to the Internal Revenue Service (IRS) and DOL; and

o    Plan loan processing, if applicable.

As an added service under our Basic Recordkeeping Service, Employers may enter into a written agreement with us whereby we, based on information submitted by Employers, direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS. The written agreement will specify the fees for such service.

The Momentum Plus Program also offers a full-service plan recordkeeping option. This option is only available to Employers who have adopted the Master Plan and Trust. If this option is chosen, we will provide the following plan recordkeeping services in addition to the services described above:

o    Master Plan and Trust  documents  approved by the Internal  Revenue Service
     (IRS);

o Assistance in interpreting the Master Plan and Trust, including plan installation and ongoing Administrative support;

o    Assistance in annual reporting with the IRS and DOL;

o Plan administration manual and forms (including withdrawal, transfer, loan processing, and account allocation forms);

o    Performance of vesting calculations;

o Performance of special nondiscrimination tests applicable to Code Section 401(k) plans;

o    Tracking of hardship withdrawal amounts in Code Section 401(k) plans; and

o Direct distribution of plan benefits and withdrawals to Participants, including tax withholding and reporting to the IRS.

Any additional services that Equitable Life will provide are indicated in the plan recordkeeping services agreement. This agreement is required for Employers or Plan Trustees who elect the full-service recordkeeping option and specifies the fees for the services to be provided. See "Deductions and Charges: Charge for Plan Recordkeeping Services" in Part 6.

--------------------------------------------------------------------------------

                         PART 6: DEDUCTIONS AND CHARGES

--------------------------------------------------------------------------------

Charge to Investment Funds


We make a daily charge against the assets held in each of the Separate Account Investment Funds. This charge is reflected in the Accumulation Unit Values for the particular Investment Fund and covers expense risks, mortality risks and expenses. The charge is made at an annual rate guaranteed not to exceed a total of 1.35% for each Investment Fund. The charge is .50% for mortality risks, .60% for expense risks and .25% for expenses. The expense risk we assume is the risk that, over time, our actual expense of administering the Contract may exceed the amounts realized from the quarterly administrative expense charge, the Separate Account expense charge and the loan charges. The mortality risk we assume is that annuitants, as a group, may live longer than anticipated under annuity options that involve life contingencies. The charge for expenses is designed to reimburse us for our costs in providing administrative services in connection with the Contract.


Part of the respective charges for expense risks and mortality risks may be considered to be an indirect reimbursement for certain sales and promotional expenses relating to the Contract to the extent that the charges are not needed to meet the actual expenses incurred. These asset charges do not apply to the Guaranteed Interest Account.

In particular cases, we may reduce these risk and expense charges if the participation of the plan in the Contract is effected in a manner which results in savings of sales or administrative expenses.


Charges to Portfolios

Investment advisory fees and Rule 12b-1 fees (EQAT only) charged daily against the Trusts' assets, direct operating expenses of the Trusts (such as trustees' fees, expenses of independent auditors and legal counsel, bank and custodian charges and liability insurance), and certain investment-related expenses of the Trusts (such as brokerage commissions and other expenses related to the purchase and sale of securities) are reflected in each Portfolio's daily share price. The maximum investment advisory fees paid annually by the Portfolios cannot be increased without a vote of that Portfolio's shareholders.

Investment advisory fees are established under investment advisory agreements between HRT and its investment manager, Alliance, and between EQAT, EQ Financial, as Manager and the EQAT Advisers. All of these fees and expenses are described more fully in the prospectuses of HRT and EQAT. Since shares are purchased at their net asset value, these fees and expenses are, in effect, passed on to the Separate Account and are reflected in the Accumulation Unit Values for the Investment Funds. The maximum fees are as follows:

--------------------------------------------------------------------------------
                                                                   Maximum
                                                             Investment Advisory
HRT Portfolio                                                 Fee (Annual Rate)
--------------------------------------------------------------------------------
Alliance Money Market                                             0.350%
Alliance Intermediate Government
   Securities                                                     0.500%
Alliance High Yield                                               0.600%
Alliance Quality Bond                                             0.525%
Alliance Growth and Income                                        0.550%
Alliance Equity Index                                             0.325%
Alliance Common Stock                                             0.475%
Alliance Global                                                   0.675%
Alliance International                                            0.900%
Alliance Aggressive Stock                                         0.625%
Alliance Small Cap Growth                                         0.900%
Alliance Conservative Investors                                   0.475%
Alliance Balanced                                                 0.450%
Alliance Growth Investors                                         0.550%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                  Maximum
                                                                Investment
                                                              Management and
EQAT Portfolio                                             Advisory Fee (Annual
                                                                   Rate)
--------------------------------------------------------------------------------
T. Rowe Price International Stock                                  0.75%
T. Rowe Price Equity Income                                        0.55%
EQ/Putnam Growth & Income Value                                    0.55%
EQ/Putnam Balanced                                                 0.55%
MFS Research                                                       0.55%
MFS Emerging Growth Companies                                      0.55%
Morgan Stanley Emerging Markets Equity                             1.15%

Warburg Pincus Small Company Value                                 0.65%
Merrill Lynch World Strategy                                       0.70%
Merrill Lynch Basic Value Equity                                   0.55%
--------------------------------------------------------------------------------

EQ Financial has entered into expense limitation agreements with EQAT, with respect to each Portfolio, pursuant to which EQ Financial has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to certain amounts. See the EQAT prospec-tus for details. The Rule 12b-1 Plans provide that EQAT, on behalf of each Portfolio, may charge annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. The 12b-1 fee will not be increased for participants enrolled under the Momentum Plus Contract.

Quarterly Administrative Charge


On the last Business Day of each calendar quarter we deduct from your Retirement Account Value an administrative charge which is currently equal to $7.50 or, if less, .50% of the total of your Retirement Account Value plus the value of any Active Loan. For accounts of participants in plans that, prior to October 1, 1993, were using EQUI-VEST Corporate TRUSTEED, EQUI-VEST Unincorporated TRUSTEED, EQUI-VEST Annuitant-Owned HR-10 or MOMENTUM as a funding vehicle, and which transferred assets to this Contract, the administrative charge will be waived if the Retirement Account Value of the Momentum Plus account is at least $25,000 on the last business day of each calendar quarter. This charge will be prorated for the calendar quarter in which the Employer's plan enrolls under the Contract. The charge will not be prorated, however, if a Participant enrolls during any subsequent calendar quarter.

The charge is deducted by Source from each Investment Option in a specified order described under "How We Deduct the Quarterly Administrative Charge" in the SAI. Any portion of the charge deducted from an Investment Fund will reduce the number of Accumulation Units you have in that Investment Fund. Any portion of the charge deducted from the Guaranteed Interest Account is withdrawn in dollars.

We reserve the right to increase this charge upon 90 days written notice to Employers and Plan Trustees if our administrative costs increase. We may also reduce this charge under special circumstances. See "Special Circumstances" below.

You, as Employer, may choose to have this quarterly administrative charge billed to you directly. However, we reserve the right to deduct the charge from Retirement Account Values if we do not receive the direct payment.

Charges for State Premium and Other Applicable Taxes

Currently, we deduct a charge for applicable taxes, such as state or local premium taxes, from the amount applied to provide an annuity benefit if a Participant elects to annuitize. We reserve the right to deduct any such charge from each contribution or from withdrawals or upon Contract Termination. If we have deducted any applicable tax charges from contributions we will not deduct charges for the same taxes from withdrawals or upon Contract Termination or application to an annuity distribution option. If, however, a tax is later imposed upon us when you make a withdrawal from, terminate or annuitize the Retirement Account Value, we reserve the right to deduct a charge at such time. The current tax charge that might be imposed varies by state and ranges from 0% to 2.25%. However, the rate is 1% in Puerto Rico and 5% in the Virgin Islands.

Charge for Plan Recordkeeping Services

The annual charge for the basic plan recordkeeping option is $300 for Employers who elect this option (prorated in the first year). This charge will be billed directly to the Employer. Employers may enter into a written agreement with Equitable Life for direct distribution of plan benefits and withdrawals to Participants, including tax withholding and reporting to the IRS. A $25 check writing fee is currently charged by us on each check drawn. We reserve the right to increase these charges upon 90 days written notice to the Employer or Plan Trustee. We may also reduce these charges under special circumstances.
See "Special Circumstances" below.

There are additional charges if the Employer or Plan Trustee elects the full-service plan recordkeeping option offered by us. Employers will be required to execute an agreement governing additional recordkeeping services and related charges.

Contingent Withdrawal Charge

No sales charges are deducted from contributions. However, to assist us in defraying the various sales and promotional expenses incurred in connection with selling the Contract, we assess a sales charge under certain circumstances described below. The contingent withdrawal charge does not apply after the Employer's plan has participated in the Contract for five years.

As long as neither a Plan Termination nor a Contract Termination has occurred, we will only assess a contingent withdrawal charge on in-service withdrawals that are direct rollovers to an individual retirement account or another qualified plan not funded by an Equitable Life contract and then, only if the Employer's Plan has participated in the Contract for less than five years. All other in-service withdrawals, including hardship withdrawals, are never subject to a contingent withdrawal charge. If Plan Termination occurs in the first five years that the plan has participated in the Contract, all in-service withdrawals from the Investment Funds will be subject to a contingent withdrawal charge. In-service withdrawals from the Guaranteed Interest Account will be subject to the contingent withdrawal charge only if the Market Value Adjustment is less than the contingent withdrawal charge. See "Effects of Plan or Contract Termination" in Part 4. When Contract Termination occurs in the first five years that the plan has participated in the Contract, a contingent withdrawal charge will apply to the surrendered amounts in the Investment Funds. Surrendered amounts in the Guaranteed Interest Account will generally be paid in installments. See "The Guaranteed

Interest Account: Effects of Plan or Contract Termination" in Part 4.

The contingent withdrawal charge is 6% of the amount withdrawn or, if less, 8.5% of contributions made on behalf of the Participant.

No contingent withdrawal charge will be applied to any amount withdrawn, if:

o the amount withdrawn is applied to the election of a life annuity distribution option;

o    you die, retire or become disabled;

o you have separated from service (see Section 402(d)(4)(A) of the Code as in effect under the Tax Reform Act of 1986);

o the amount withdrawn is intended to satisfy the Code's minimum distribution requirements (Section 401(a)(9)) applicable after you turn age 70 1/2;

o the amount withdrawn is the result of a request for a refund of "excess contributions" or "excess aggregate contributions" as such terms are defined in Sections 401(k)(8)(B) and 401(m)(6)(B), respectively, of the Code, including any gains or losses, and the withdrawal is made no later than the end of the plan year following the plan year for which such contributions were made;

o the amount withdrawn is defined as a "hardship withdrawal" pursuant to Treas. Reg. 1.401(k)-1(d)(2);

o the amount withdrawn is a request for a refund of "excess deferrals" as such term is defined in Section 402(g)(2) of the Code, including any gains or losses, provided the withdrawal is made no later than April 15, following the calendar year in which such excess deferrals were made;

o the amount withdrawn is a request for a refund of contributions made due to mistake of fact made in good faith, provided the withdrawal is made within 12 months of the date such mistake of fact contributions were made and any earnings attributable to such contributions are not included in such withdrawal; or

o the amount withdrawn is a request for a refund of contributions disallowed as a deduction by the Employer for Federal income tax purposes, provided such withdrawal is made within 12 months after the disallowance of the deduction has occurred and no earnings attributable to such contributions are included in such withdrawal.

The withdrawal charge described above is deducted from the Retirement Account Value in addition to the amount of the requested withdrawal; the portion of the amount withdrawn that is applied to pay the withdrawal charge is also subject to the withdrawal charge.

If a portion of a Participant's Retirement Account Value is forfeited under the terms of the plan, we will not assess a contingent withdrawal charge against unvested amounts. However, if you, as the Employer or Plan Trustee, withdraw the forfeited amount from the Contract before it is reallocated to other Participants, you will incur the contingent withdrawal charge at that time.

We may reduce the contingent withdrawal charge under special circumstances. See "Special Circumstances" below.

Loan Charges

A $25 loan set-up charge will be deducted from your Retirement Account Value at the time a plan loan is made. Also, we will deduct a recordkeeping charge of $6 from your Retirement Account Value on the last Business Day of each calendar quarter if there is an Active Loan on that date.

The $6 per quarter recordkeeping charge, but not the $25 set-up charge, will be applicable to takeover loans.

Your Employer may elect to pay these charges. These charges are intended to reimburse us for the added administrative costs associated with processing loans. We reserve the right to increase these administrative charges if our costs increase. We will give Employers or Plan Trustees 90 days written notice of any increase.

Special Circumstances

Subject to any necessary governmental or regulatory approvals, the contingent withdrawal charge, quarterly administrative charge, separate account annual expense charge, loan charges and basic plan recordkeeping fee for a particular plan participating under the Contract may be reduced or eliminated when sales are made in a manner that results in savings of sales or administrative expenses. The entitlement to such a reduction or elimination will be determined by us based on factors such as the number of Participants, performance of sales or administration functions by the Employer or plan administrator, frequency of contributions or the use of automated techniques in transmitting data.

There may be other circumstances, of which we are presently unaware, which could result in reduced sales or administrative expenses. If, after consideration of such factors, we determine that participation under the Contract by a particular plan would result in reduced or eliminated sales or administrative expenses, such a plan would be entitled to a reduction or elimination of the relevant charge. In no event would such a reduction or elimination be permitted where it would be unfairly discriminatory to any person.

--------------------------------------------------------------------------------

                              PART 7: VOTING RIGHTS

--------------------------------------------------------------------------------


HRT and EQAT Voting Rights

As explained previously, contributions allocated to the Investment Funds are invested in shares of the corresponding Portfolios of HRT or EQAT. Since we own the assets of the Separate Account, we are the legal owner of the shares and, as such, have the right to vote on certain matters. Among other things, we may vote:

o    to elect each Trust's Board of Trustees,

o    to ratify the selection of independent auditors for each Trust, and

o on any other matters described in each Trust's current prospectus or requiring a vote by shareholders under the 1940 Act.

Because HRT is a Massachusetts business trust, and EQAT is a Delaware business trust, annual meetings are not required. Whenever a shareholder vote is taken, we will give Participants or Plan Trustees, as applicable, the opportunity to instruct us how to vote the number of shares attributable to their Retirement Account Values. If we do not receive instructions in time from all Participants or Plan Trustees, as applicable, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in an Investment Fund in the same proportions that Participants or Plan Trustees, as applicable, vote.

Each share of each Trust is entitled to one vote. Fractional shares will be counted. Voting generally is on a Portfolio-by-Portfolio basis except that shares will be voted on an aggregate basis when universal matters, such as election of Trustees and ratification of independent auditors, are voted upon. However, if the Trustees determine that shareholders in a Portfolio are not affected by a particular matter, then such shareholders generally would not be entitled to vote on that matter.

Separate Account Voting Rights

If actions relating to the Separate Account require Participant approval, Participants will be entitled to one vote for each Accumulation Unit they have in the Investment Funds. We will cast votes attributable to any amounts we have in the Investment Funds in the same proportion as votes cast by all persons who participate in the Separate Account.

Voting Rights of Others
Currently, we control each Trust. EQAT shares currently are sold only to our separate accounts. HRT shares are held by other separate accounts of ours and by insurance companies unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of Participants and Plan Trustees, we currently do not foresee any disadvantages arising out of this. HRT's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that possibly may arise and to determine what action, if any, should be taken in response. If we believe that HRT's response to any of those events insufficiently protects our Participants, we will see to it that appropriate action is taken to protect our Participants.


Changes in Applicable Law

The voting rights we describe in this prospectus are created under applicable Federal securities laws. To the extent that those laws or the regulations promulgated under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

--------------------------------------------------------------------------------

                      PART 8: FEDERAL TAX AND ERISA MATTERS

--------------------------------------------------------------------------------

Employer retirement plans that may qualify for tax-favored treatment are governed by the provisions of the Code and ERISA. The Code is administered by the IRS. ERISA is administered primarily by the Department of Labor (DOL).

Provisions of the Code and ERISA include requirements for various features, including:

o    participation, vesting and funding;

o    nondiscrimination;

o    limits on contributions and benefits;

o    distributions;

o    penalties;

o    duties of fiduciaries;

o    prohibited transactions; and

o    withholding, reporting and disclosure.

It is the responsibility of the employer, plan trustee and plan administrator to satisfy the requirements of the Code and ERISA.


This prospectus does not provide detailed tax or ERISA information. The following discussion briefly outlines the Code provisions relating to contributions to, and distributions from, certain tax-qualified retirement plans, although some information on other provisions is also provided. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and regulations or other interpretations thereof. In addition, Federal tax laws and ERISA are continually under review by the Congress, and any changes in those laws, or in the regulations pertaining to those laws, may affect the tax treatment of amounts contributed to tax-qualified retirement plans or the legality of fiduciary actions under ERISA. Any such change could have retroactive effects regardless of the date of enactment.


Certain tax advantages of a tax-qualified retirement plan may not be available under certain state and local tax laws. This outline does not discuss the effect of any state or local tax laws. It also does not discuss the effect of Federal estate and gift tax laws (or state and local estate, inheritance and other similar tax laws). This outline assumes that the participant does not participate in any other qualified retirement plan. Finally, it should be noted that many tax consequences depend on the particular jurisdiction or circumstances of a participant or beneficiary.

The provisions of the Code and ERISA are highly complex. For complete information on these provisions, as well as all other Federal, state, local and other tax considerations, qualified legal and tax advisers should be consulted.

Tax Aspects of Contributions to a Plan

Corporations, partnerships and self-employed individuals can establish qualified plans for the working owners and their employees who participate in the plan. Both employer and employee contributions to these plans are subject to a variety of limitations, some of which are discussed here briefly. See your tax adviser for more information. Violation of contribution limits may result in plan disqualification and/or imposition of monetary penalties. The trustee or plan administrator may make contributions on behalf of the plan participants which are deductible from the employer's Federal gross income. Employer contributions which exceed the amount currently deductible are subject to a 10% penalty tax.


The limits on the amount of contributions that can be made and/or forfeitures that can be allocated to each participant in defined contribution plans is the lesser of $30,000 or 25% of the compensation or earned income for each participant. In 1998, the employer may not consider compensation in excess of $160,000 in calculating contributions to the plan. This amount may be adjusted for cost-of-living changes in future years. For self-employed individuals, earned income is defined so as to exclude deductible contributions made to all tax-qualified retirement plans, including Keogh plans, and takes into account the deduction for one-half the individual's self-employment tax. Deductions for aggregate contributions to profit-sharing plans may not exceed 15% of all participants' compensation.

Special limits on contributions apply to anyone who participates in more than one qualified plan or who controls another trade or business. In addition, there is an overall limit on the total amount of contributions and benefits under all tax-qualified retirement plans in which an individual participates. Special limits on deductions for contributions to one or more defined contribution plans and one or more defined benefit plans are in effect through 1999, but will be eliminated thereafter.


A qualified plan may allow the participant to direct the employer to make contributions which will not be included in the employee's income (elective deferrals) by entering into a salary reduction agreement with the employer under Section 401(k) of the Code. The 401(k) plan, otherwise known as a cash or deferred arrangement, must not allow withdrawals of elective deferrals and the earnings thereon prior to the earliest of the following events: (i) attainment of age 59 1/2 , (ii) death, (iii) disability, (iv) certain business dispositions and plan terminations or (v) termination of employment. In addition, in-service withdrawals of elective deferrals (but not earnings after 1988) may be made in the case of financial hardship.


A participant cannot elect to defer annually more than $7,000 ($10,000 as indexed for inflation in 1998) under all salary reduction arrangements with all employers in which the individual participates.

Effective for plan years beginning after December 31, 1997, the formula for determining the overall limits on contributions and benefits includes compensation from the employer in the form of elective deferrals and excludable contributions under Code Section 457 plans and "cafeteria" plans giving employees a choice between cash or specified excludable health and welfare benefits.

Effective for years beginning after December 31, 1997, employer matching contributions to a 401(k) plan for self-employed individuals are treated the same as employer matching contributions for employees. That is, they are not subject to elective deferral limits.

A qualified plan must not discriminate in favor of highly compensated employees. Two special nondiscrimination rules limit contributions and benefits for highly compensated employees in the case of (1) a 401(k) plan and (2) any defined contribution plan, whether or not a 401(k) plan, which provides for employer matching contributions to employee post-tax contributions or elective deferrals. Generally, these nondiscrimination tests require an employer to compare the deferrals or the aggregate contributions, as the case may be, made by the eligible highly compensated employees with those made by the non-highly compensated employees, although alternative simplified tests will be available in 1999. Highly compensated participants include five percent owners and employees earning more than $80,000 for the prior year. (If desired, the latter group can be limited to employees who are in the top 20% of all employees based on compensation.)


In addition, special "top heavy" rules apply to plans where more than 60% of the contributions or benefits are allocated to certain highly compensated employees known as "key employees."


Certain 401(k) plans can adopt a "SIMPLE 401(k)" feature which will enable the plan to meet nondiscrimination requirements without testing. The SIMPLE 401(k) feature requires the 401(k) plan to meet specified contribution, vesting and exclusive plan requirements.


If a 401(k) plan or defined contribution plan with an employer match makes contributions to highly compensated employees exceeding applicable nondiscrimination limits for any plan year, the plan may be disqualified unless the excess amounts including earnings are distributed before the close of the next plan year. In addition, the employer is subject to a 10% penalty on any such excess contributions or excess aggregate contributions. The employer may avoid the penalty by distributing the excess contributions or excess aggregate contributions, plus income, within two and one-half months after the close of the plan year. Except where the distribution is de minimis (under $100), the participant receiving any such distribution is taxed on the distribution and the related income for the year of the excess contribution or excess aggregate contribution. Such a distribution is not treated as an impermissible withdrawal by the employee or an eligible rollover distribution and will not be subject to the 10% penalty tax on premature distributions.

Contributions  to a  401(k)  plan or a  defined  contribution  plan as  matching contributions, within the meaning of Section 401(m) of the Code, may not be deductible by the employer for a particular taxable year if the plan contributions are attributable to compensation earned by a participant after the end of the taxable year.

Tax Aspects of Distributions from a Plan

Amounts held under qualified plans are generally not subject to Federal income tax until benefits are distributed to the participant or other recipient. In addition, there will not be any tax liability for transfers of any part of the Retirement Account Value among the Investment Options.

The various types of benefit payments include withdrawals, annuity payments and lump sum distributions. Each benefit payment made to the participant or other recipient is generally fully taxable as ordinary income. An exception to this general rule is made, however, to the extent a distribution is treated as a recovery of post-tax contributions made by the participant.


In addition to income tax, the taxable portion of any distribution may be subject to a 10% penalty tax. See "Penalty Tax on Premature Distributions" in this section.


Income Taxation of Withdrawals

The amount of any distribution prior to the annuity starting date is treated as ordinary income except to the extent the distribution is treated as a withdrawal of post-tax contributions. Withdrawals from a qualified plan are normally treated as pro rata withdrawals of post-tax contributions and earnings on those contributions. If the plan allowed withdrawals prior to separation from service as of May 5, 1986, however, all post-tax contributions made prior to January 1, 1987 may be withdrawn tax free prior to withdrawing any taxable amounts.

As discussed below in "Certain Rules Applicable to Plan Loans," taking a loan or failing to repay an outstanding loan as required may, in certain situations, be treated as a taxable withdrawal.

Income Taxation of Annuity Payments

In the case of a distribution in the form of an annuity, the amount of each annuity payment is treated as ordinary income except where the participant has a cost basis in the annuity.


The cost basis is equal to the amount of after-tax contributions, plus any employer contributions that had to be included in gross income in prior years. If the participant has a cost basis in the annuity, a portion of each payment received will be excluded from gross income to reflect the return of the cost basis. The remainder of each payment will be includable in gross income as ordinary income. The excludable portion is based on the ratio of the participant's cost basis in the annuity on the annuity starting date to the expected return, generally determined in accordance with a statutory table, under the annuity as of such date. The full amount of the payments received after the cost basis of the annuity is recovered is fully taxable. If there is a refund feature under the annuity, the beneficiary of the refund may recover the remaining cost basis as payments are made. If the participant (and beneficiary under a joint and survivor annuity) die prior to recovering the full cost basis of the annuity, a deduction is allowed on the participant's (or beneficiary's) final tax return.


Income Taxation of Lump Sum Distributions

If benefits are paid in a lump sum, the payment may be eligible for the special tax treatment accorded lump sum distributions. Under the five-year averaging method (and in certain cases, favorable ten-year averaging and long-term capital gain treatment), the tax on the distribution is calculated separately from taxes on other income for that year. To qualify, the participant must have participated in the plan for at least five years and the distribution must consist of the entire balance to the credit of the participant. The distribution must be made in one taxable year of the recipient and must be made (i) after the participant has attained age 59 1/2 or (ii) on account of the participant's (a) death, (b) separation from service (not applicable to self-employed individuals), or (c) disability (applicable only to self-employed individuals). This provision will be eliminated after December 31, 1999.

Eligible Rollover Distributions


Many types of distributions from qualified plans are "eligible rollover distributions" that can be rolled over directly to another qualified plan or a traditional individual retirement arrangement (IRA), or rolled over by the individual to another plan or IRA within 60 days of receipt. Death benefits received by a spousal beneficiary may only be rolled over into an IRA. To the extent a distribution is rolled over, it remains tax deferred. Distributions not rolled over directly are subject to 20% mandatory withholding. See "Federal Income Tax Withholding" in this section.


The taxable portion of most distributions will generally be an "eligible rollover distribution" unless the distribution is one of a series of substantially equal periodic payments made (not less frequently than annually)
(1) for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his or her designated beneficiary, or (2) for a specified period of ten years or more. Nondeductible voluntary contributions may not be rolled over.

In addition, none of the following is treated as an eligible rollover distribution:

o    any  distribution  to the extent that it is a required  distribution  under
     Section 401(a)(9) of the Code (see "Distribution Requirements and Limits" below);

o certain corrective distributions in plans subject to Sections 401(k), 401(m) or 402(g) of the Code;

o loans that are treated as deemed distributions under Section 72(p) of the Code;

o P.S. 58 costs (incurred if the plan provides life insurance protection for participants);

o dividends paid on employer securities as described in Section 404(k) of the Code; and

o    a distribution to a non-spousal beneficiary.

If a distribution is made to a participant's surviving spouse, or to a current or former spouse under a qualified domestic relations order, the distribution may be an eligible rollover distribution, subject to mandatory 20% withholding, unless one of the exceptions described above applies.

If distributions eligible for rollover are in fact rolled over, the favorable averaging rules discussed above in "Income Taxation of Lump Sum Distributions" will not be available for any future distributions made before 2000.

Penalty Tax on Premature Distributions

An additional 10% penalty tax is imposed on all taxable amounts distributed to a participant who has not reached age 59 1/2 unless the distribution falls within a specified exception or is rolled over into an IRA or other qualified plan. The specified exceptions are for (a) distributions made on account of the participant's death or disability, (b) distributions (which begin after separation from service) in the form of a life annuity or substantially equal periodic installments over the participant's life expectancy (or the joint life expectancy of the participant and the beneficiary), (c) distributions due to separation from active service after age 55 and (d) distributions used to pay certain extraordinary medical expenses.

Federal Income Tax Withholding

Mandatory Federal income tax withholding at a 20% rate will apply to all "eligible rollover distributions" unless the participant elects to have the distribution directly rolled over to another qualified plan or IRA. See the description above of "Eligible Rollover Distributions."

With respect to distributions that are not eligible rollover distributions, Federal income tax must be withheld on the taxable portion of pension and annuity payments, unless the recipient elects otherwise. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of the distribution. Special rules may apply to foreign recipients, or United States citizens residing outside the United States. If a recipient does not have sufficient income tax withheld, or make sufficient estimated income tax payments, the recipient may incur penalties under the estimated income tax rules. Recipients should consult their tax advisers to determine whether they should elect out of withholding.


Requests not to withhold Federal income tax must be made in writing prior to receiving payments and submitted in accordance with the terms of the employer plan. No election out of withholding is valid unless the recipient provides the recipient's correct Taxpayer Identification Number and a U.S. residence address.


State Income Tax Withholding

Certain states have indicated that pension and annuity withholding will apply to payments made to residents of such states. In some states a recipient may elect out-of-state income tax withholding, even if Federal withholding applies. It is not clear whether such states may require mandatory withholding with respect to eligible rollover distributions that are not rolled over (as described above under "Eligible Rollover Distributions"). Contact your tax adviser to see how state withholding may apply to your payment.

Distribution Requirements

Distributions from qualified plans generally must commence no later than April 1 of the calendar year following the calendar year in which the participant attains age 70 1/2 (or retires from the employer sponsoring the plan, if later). Five percent owners of qualified plans must commence minimum distributions after age 70 1/2 even if they are still working. Distributions can generally be made
(1) in a lump sum payment, (2) over the life of the participant, (3) over the joint lives of the participant and his or her designated beneficiary, (4) over a period not extending beyond the life expectancy of the participant or (5) over a period not extending beyond the joint life expectancies of the participant and his or her designated beneficiary. The minimum amount required to be distributed in each year after minimum distributions are required to begin is described in the Code, Treasury Regulations and IRS guidelines. If a designated beneficiary is other than a participant's spouse, certain minimum incidental benefit requirements also apply.

If the participant dies after required distribution has begun, payment of the remaining interest under the plan must be made at least as rapidly as under the method used prior to the participant's death. If a participant dies before required distribution has begun, payment of the entire interest year under the plan must be completed within five years after death, unless payments to a designated beneficiary begin within one year of the participant's death and are made over the beneficiary's life or over a period certain which does not extend beyond the beneficiary's life expectancy. If the surviving spouse is the designated beneficiary, the spouse may delay the commencement of such payments up until the date that the participant would have attained age 70 1/2. Distributions received by a beneficiary are generally given the same tax treatment the participant would have received if distribution had been made to the participant.

If there is an insufficient distribution in any year, a 50% tax may be imposed on the amount by which the minimum required to be distributed exceeds the amount actually distributed. Failure to have distributions made as the Code and Treasury Regulations require may result in plan disqualification.


Spousal Requirements


In the case of many corporate and Keogh plans, if a participant is married at the time benefit payments become payable, unless the participant elects otherwise with written consent of the spouse, the benefit must be paid in the form of a qualified joint and survivor annuity (QJSA). A QJSA is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount which is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, most plans require that a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

Certain Rules Applicable to Plan Loans

The following are Federal tax and ERISA rules that apply to loan provisions of all employer plans. Employer plans may have additional restrictions. Employers and participants should review these matters with their own tax advisers before requesting a loan. There will not generally be any tax liability with respect to properly made loans in accordance with an employer plan. A loan may be in violation of applicable provisions unless it complies with the following conditions.

o With respect to specific loans made by the plan to a plan participant, the plan administrator determines the interest rate, the maximum term and all other terms and conditions of the loan.

o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence.

o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly.

o The amount of a loan to a participant, when aggregated with all other loans to the participant from all qualified plans of the employer, cannot exceed the greater of $10,000 or 50% of the participant's non-forfeitable accrued benefits, and cannot exceed $50,000 in any event. This $50,000 limit is reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding balance of plan loans on the date the loan was made.

o For loans made prior to January 1, 1987 and not renewed, modified, renegotiated or extended after December 31, 1986, the $50,000 maximum aggregate loan balance is not required to be reduced, the quarterly amortization requirement does not apply, and the term of a loan may exceed five years if used to purchase the principal residence of the participant or a member of his or her family, as defined in the Code.

o Only 50% of the participant's vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant's vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security.

o Loans must be available to all plan participants, former participants who still have account balances under the plan, beneficiaries and alternate payees on a reasonably equivalent basis.

o Each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances.

o Many plans provide that the participant's spouse must consent in writing to the loan.

o Except to the extent permitted in accordance with the terms of a prohibited transaction exemption issued by DOL, loans are not available (i) in a Keogh (non-corporate) plan to an owner-employee or a partner who owns more than 10% of a partnership or (ii) to 5% shareholders in an S corporation.

o If the loan does not qualify under the conditions above, the participant fails to repay the interest or principal when due, or in some instances, if the participant separates from service or the plan is terminated, the amount borrowed or not repaid may be treated as a distribution. The participant may be required to include as ordinary income the unpaid amount due and a 10% penalty tax on early distributions may apply. The plan should report the amount of the unpaid loan balance to the IRS as a distribution. See "Tax Aspects of Distributions from a Plan" above.

o    The  loan   requirements  and  provisions  of  Momentum  Plus  shall  apply regardless of the plan administrator's guidelines.

Impact of Taxes to Equitable Life

Under existing Federal income tax law, no taxes are payable on investment income and capital gains of the Investment Funds that are applied to increase the reserves under the Contracts. Accordingly, Equitable Life does not anticipate that it will incur any Federal income tax liability attributable to income allocated to the variable annuity contracts participating in the Investment Funds and it does not currently impose a charge for Federal income tax on this income when it computes Unit values for the Investment Funds. If changes in Federal tax laws or interpretations thereof would result in us being taxed, then we may impose a charge against the Investment Funds (on some or all Contracts) to provide for payment of such taxes.

Certain  Rules  Applicable  to Plans  Designed to Comply with Section  404(c) of
ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant's or beneficiary's exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make and is responsible for the results of his or her own investment decisions.

Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor, and the plan sponsor may choose not to comply with Section 404(c).

The Momentum Plus Program provides employer plans with the broad range of investment choices and information needed in order to meet the requirements of the Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor's responsibility to see that the requirements of the DOL regulation are met. Equitable Life and its Agents shall not be responsible if a plan fails to meet the requirements of Section 404(c).

--------------------------------------------------------------------------------


                      PART 9: LEGAL PROCEEDINGS

--------------------------------------------------------------------------------


Equitable Life and its affiliates are parties to various legal proceedings, none of which, in our view, are likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the Contracts or the Contracts' distribution.

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS


--------------------------------------------------------------------------------
                                                                            Page
--------------------------------------------------------------------------------
   Part  1:   Additional Information about the Momentum Plus Program           2
--------------------------------------------------------------------------------
   Part  2:   Automatic Minimum Withdrawal Option                              2
--------------------------------------------------------------------------------
   Part  3:   The Reorganization                                               3
--------------------------------------------------------------------------------
   Part  4:   Accumulation Unit Values                                         3
--------------------------------------------------------------------------------
   Part  5:   Description of Sources                                           4
--------------------------------------------------------------------------------
   Part  6:   How We Deduct the Quarterly Administrative Charge                4
--------------------------------------------------------------------------------
   Part  7:   Custodian and Independent Accountants                            4
--------------------------------------------------------------------------------
   Part  8:   Distribution                                                     5
--------------------------------------------------------------------------------
   Part  9:   Alliance Money Market Fund Yield Information                     5
--------------------------------------------------------------------------------
   Part 10:   Other Alliance Yield Information                                 5
--------------------------------------------------------------------------------
   Part 11:   Long-Term Market Trends                                          6
--------------------------------------------------------------------------------
   Part 12:   Financial Statements                                             7
--------------------------------------------------------------------------------





              How to Obtain the Statement of Additional Information




--------------------------------------------------------------------------------

         Send this request form to:

                  Equitable Life
                  MOMENTUM Administrative Services
                  P.O. Box 2919
                  New York, NY  10116
-------------------------------------------------------------------------------



 Please send me a Momentum Plus Statement of Additional Information

 -------------------------------------------------------------------------------
 Name

 -------------------------------------------------------------------------------
 Address

 -------------------------------------------------------------------------------
 City                                                 State            Zip

 -------------------------------------------------------------------------------

                                  MOMENTUM PLUS
                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 1998


                                ---------------

                         GROUP VARIABLE ANNUITY CONTRACT
                               FUNDED THROUGH THE
                     INVESTMENT FUNDS OF SEPARATE ACCOUNT A

-------------------------------------------------------------------------------------------------------------------------------
                                INVESTMENT FUNDS
-------------------------------------------------------------------------------------------------------------------------------

o  Alliance Money Market                  o  Alliance International                 o  EQ/Putnam Growth & Income Value
o  Alliance Intermediate Government       o  Alliance Aggressive Stock              o  EQ/ Putnam Balanced
   Securities                             o  Alliance Small Cap Growth              o  MFS Research
o  Alliance High Yield                    o  Alliance Conservative Investors        o  MFS Emerging Growth Companies
o  Alliance Quality Bond                  o  Alliance Balanced                      o  Morgan Stanley Emerging Markets Equity
o  Alliance Growth & Income               o  Alliance Growth Investors              o  Warburg Pincus Small Company Value
o  Alliance Equity Index                  o  T. Rowe Price International Stock      o  Merrill Lynch World Strategy
o  Alliance Common Stock                  o  T. Rowe Price Equity Income            o  Merrill Lynch Basic Value Equity
o  Alliance Global
-------------------------------------------------------------------------------------------------------------------------------


                                   ISSUED BY:
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
--------------------------------------------------------------------------------
      Home Office:              1290 Avenue of the Americas, New York, NY  10104
      Processing Offices:       MOMENTUM Administrative Services
                                P.O. Box 2919
                                New York, NY 10116
--------------------------------------------------------------------------------


This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the Separate Account A prospectus for the Momentum Plus Retirement Program, dated May 1, 1998, and any supplements to that prospectus. Definitions of special terms used in the SAI are found in the prospectus.


A copy of the prospectus is available free of charge by writing the Processing Office, by calling 1-800-528-0204, toll-free, or by contacting your Equitable Life Representative.

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
                                                                            PAGE
--------------------------------------------------------------------------------
  Part    1    Additional Information about the Momentum Plus Program          2
--------------------------------------------------------------------------------
  Part    2    Automatic Minimum Withdrawal Option                             2
--------------------------------------------------------------------------------
  Part    3    The Reorganization                                              3
--------------------------------------------------------------------------------
  Part    4    Accumulation Unit Values                                        3
--------------------------------------------------------------------------------
  Part    5    Description of Sources                                          4
--------------------------------------------------------------------------------
  Part    6    How We Deduct the Quarterly Administrative Charge               4
--------------------------------------------------------------------------------
  Part    7    Custodian and Independent Accountants                           4
--------------------------------------------------------------------------------

  Part    8    Distribution                                                    5

--------------------------------------------------------------------------------
  Part    9    Alliance Money Market Fund Yield Information                    5
--------------------------------------------------------------------------------
  Part   10    Other Alliance Yield Information                                5
--------------------------------------------------------------------------------
  Part   11    Long-Term Market Trends                                         6
--------------------------------------------------------------------------------
  Part   12    Financial Statements                                            7
--------------------------------------------------------------------------------



           Copyright 1998 The Equitable Life Assurance Society of the
                     United States, New York, New York 10104
                              All rights reserved.
                                    888-1152
                                                                 Cat. No. 127660

--------------------------------------------------------------------------------

PART 1 -- ADDITIONAL INFORMATION ABOUT THE MOMENTUM PLUS PROGRAM


          MASTER PLAN ELIGIBILITY REQUIREMENTS

Under the Master Plan, the Employer specifies the eligibility requirements for its plan in the participation agreement. The Employer may exclude any employee who has not attained a specified age (not to exceed 21) and completed a specified number of years (not to exceed two) in each of which he completed 1,000 hours of service. No more than one year of eligibility service may be required for a 401(k) plan.

The Master Plan provides that a sole proprietor, partner or shareholder may elect not to participate in the plan. However, due to provisions of the Code, all employees may have to be covered under the plan even if they previously elected not to participate.

VESTING UNDER THE MASTER PLAN

Vesting refers to the nonforfeitable portion of a Participant's Retirement Account Value and loans attributable to Employer contributions under the Master Plan. The Participant's Retirement Account Value attributable to salary-deferral contributions, post-tax employee contributions, prior plan contributions, qualified non-elective and qualified matching contributions is nonforfeitable at all times.


A Participant will become fully vested in all benefits if still employed at death, disability, attainment of normal retirement age or upon termination of the plan. If the Participant terminates employment before that time, any benefits that have not yet become vested under the plan's vesting schedule will be forfeited.


Except as described below in the case of certain non-top heavy plans, benefits must vest in accordance with any of the schedules below or one at least as favorable to Participants as Schedule B or C:

-------------------------------------------------------------
                 SCHEDULE A     SCHEDULE B     SCHEDULE C
   YEARS OF        VESTED         VESTED         VESTED
    SERVICE      PERCENTAGE     PERCENTAGE     PERCENTAGE
-------------------------------------------------------------
        1              0%             0%             0%
        2            100             20              0
        3            100             40            100
        4            100             60            100
        5            100             80            100
        6            100            100            100
-------------------------------------------------------------

If the plan requires more than one year of service for participation, it must use Schedule A or one at least as favorable to Participants.

Provided the Employer plan is not "top heavy" and does not require more than one year of service for participation, an Employer may, in accordance with provisions of the Master Plan, instead elect one of the following vesting schedules or one at least as favorable to Participants:

-------------------------------------------------------------
                         SCHEDULE F          SCHEDULE G
      YEARS OF             VESTED              VESTED
      SERVICE            PERCENTAGE          PERCENTAGE
-------------------------------------------------------------
    less than 3               0%                  0%
          3                  20                   0
          4                  40                   0
          5                  60                 100
          6                  80                 100
          7                 100                 100
-------------------------------------------------------------

BENEFIT DISTRIBUTIONS


In order for you to begin receiving benefits (including annuity payments) under a Master Plan, your Employer must send us your properly completed election of benefits form and, if applicable, beneficiary designation form. If we receive your properly completed forms, you will be eligible to receive a distribution as follows:

---------------------------------------------------------------
                      FORM RECEIVED AT     WHEN ELIGIBLE TO
                      THE PROCESSING       RECEIVE
TYPE OF DISTRIBUTION  OFFICE               DISTRIBUTION
---------------------------------------------------------------
o Single Sum          N/A                  The 1st Business
  Payments                                 Day that is 7
                                           calendar days
                                           after the form is
o Annuities                                received.
---------------------------------------------------------------
o In-Service          N/A                  The Business Day
  Withdrawals                              in which the form
o Hardship                                 is received.
  Withdrawals
o Withdrawals of
  Post-Tax
  Employee
  Contributions
---------------------------------------------------------------
o Installment         1st through 25th     The 1st Business
  Payments            Business Day         Day of the
                      of month inclusive   Following calendar
                      26th through 31st    month.
                      Business Day         The 1st Business
                      of month inclusive   Day of the second
                                           following calendar
                                           month.
---------------------------------------------------------------

In order for you to begin receiving benefits (including annuity payments) under an individually designed or prototype defined contribution plan, your Employer must send us a properly completed request for disbursement form. We will send single sum payments to your Plan Trustee as of the close of business on the Business Day we receive a properly completed form. If you wish to receive annuity payments, your Plan Trustee may purchase an annuity contract from us. The annuity contract will be purchased on the Business Day we receive a properly completed form, and payments will commence on that Business Day.

--------------------------------------------------------------------------------

PART 2 -- AUTOMATIC MINIMUM WITHDRAWAL OPTION

If you elect this feature designed for Participants age 70 1/2 or older, described in Part 5 of the prospectus,

--------------------------------------------------------------------------------

each year we calculate your minimum distribution amount by using the Retirement Account Value, as of December 31 of the prior calendar year and then calculating the minimum distribution amount based on the various choices you make.

You may choose whether the Automatic Minimum Withdrawal Option will be calculated based on your life expectancy alone, or based on the joint life expectancies of you and your spouse. You may also choose (1) to have us recalculate your life expectancy (or joint life expectancy) each year, or (2) not recalculate your life expectancy. If you have chosen a joint-life expectancy method of calculation with your spouse, you may choose to either have both lives recalculated or not recalculated.

When we recalculate life expectancy, that means that each calendar year we see what each individual's life expectancy is under Treasury Regulations. If life expectancy is not recalculated, it means that it is determined once, for the initial year, and in every subsequent year that number is reduced by one more year.

If you do not specify a method, we will base a calculation on your life expectancy alone, recalculating it each year. If you do not specify that we should recalculate life expectancy, you cannot later apply your Retirement Account Value to an annuity payout.

The minimum distribution calculation takes into account partial withdrawals made during the current calendar year but prior to the date we determine your minimum distribution amount, except that when the Automatic Minimum Withdrawal Option is elected in the year in which the Participant attains age 71 1/2, no adjustment for partial withdrawals will be made for any withdrawals made between January 1 and April 1 of the year in which the election is made.

The Automatic Minimum Withdrawal Option should not be elected if the Participant continues to work beyond age 70 1/2 and contributions continue to be made into the Contract. To do so could result in an insufficient distribution. You must request the amount to be separately calculated each year to ensure that you withdraw the correct amount.

Note that the Automatic Minimum Withdrawal Option does not provide for all the flexibility provided by Federal law. For example, Federal law permits you to recalculate your life expectancy and not your spouse's and to choose the joint-life expectancy method with a beneficiary other than your spouse. See your tax adviser.

--------------------------------------------------------------------------------

PART 3 -- THE REORGANIZATION

Equitable Life established Separate Account A as a stock account on August 1, 1968. It was one of four separate investment accounts used to fund retirement benefits under variable annuity certificates issued by us. Each of these separate accounts, which included the predecessors to the Alliance Money Market Fund, the Alliance Balanced Fund, the Alliance Common Stock Fund and the Alliance Aggressive Stock Fund, was organized as an open-end management investment company, with its own investment objectives and policies.
Collectively these separate accounts, as well as two other separate accounts which had been used to fund retirement benefits under certain other annuity contracts, are called the predecessor separate accounts.

On December 18, 1987, the predecessor separate accounts were combined in part and reorganized into the Alliance Money Market, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds of the Separate Account. In connection with the Reorganization, all of the assets and investment-related liabilities of the predecessor separate accounts were transferred to a corresponding portfolio of The Equitable Trust in exchange for shares of the portfolios of The Equitable Trust, which were issued to these corresponding Funds of the Separate Account. As described in "Part 2: Investment Performance" in the prospectus, on September 6, 1991, all of the shares of The Equitable Trust held by these Funds were replaced by shares of Portfolios of The Hudson River Trust corresponding to these Funds of the Separate Account.

--------------------------------------------------------------------------------

PART 4 -- ACCUMULATION UNIT VALUES

An Accumulation Unit Value is determined at the end of each Valuation Period for each of the Investment Funds. Other annuity contracts and certificates that participate in the Separate Account also have their own accumulation unit values for the Investment Funds which may be different from those for Momentum Plus.

The Accumulation Unit Value for an Investment Fund for any Valuation Period is equal to the Accumulation Unit Value for the preceding Valuation Period multiplied by the Net Investment Factor for that Investment Fund for that Valuation Period. The NET INVESTMENT FACTOR for an Investment Fund for a Valuation Period is:

      (a/b) - c where:


(a) is the value of the Investment Fund's shares of the corresponding Portfolio at the end of the Valuation Period before giving effect to any amounts allocated to or withdrawn from the Investment Fund for the Valuation Period. For this purpose, we use the share value reported to us by the Trusts. This share value is after deduction for investment advisory fees and other fees and direct expenses of the Trusts.

--------------------------------------------------------------------------------

(b) is the value of the Investment Fund's shares of the corresponding Portfolio at the end of the preceding Valuation Period (after any amounts allocated or withdrawn for that Valuation Period).

(c) is the daily asset charge for expenses of the Separate Account multiplied by the number of calendar days in the Valuation Period.

--------------------------------------------------------------------------------

PART 5 -- DESCRIPTION OF SOURCES

There are six types of sources of contributions under qualified plans:

EMPLOYER CONTRIBUTIONS

These are contributions made to a plan for the benefit of Participants and beneficiaries by the Employer not covered by the remaining sources.

MATCHING CONTRIBUTIONS

These are Employer Contributions which are allocated to a Participant's account under a plan by reason of the Participant's post-tax contributions or elective contributions to the plan.

POST-TAX CONTRIBUTIONS

These are after-tax contributions made by a Participant in accordance with the terms of a plan.

SALARY-DEFERRAL CONTRIBUTIONS

These are contributions to a plan that are made pursuant to a cash or deferred election (normally in accordance with the terms of a qualified cash or deferred arrangement under Section 401(k) of the Code).

PRIOR PLAN CONTRIBUTIONS

These are contributions that are transferred or rolled over from another qualified plan or a conduit IRA (as described in Section 408(d)(3)(A)(ii) of the Code).

QUALIFIED NON-ELECTIVE AND QUALIFIED MATCHING CONTRIBUTIONS

These are employer contributions made pursuant to the terms of a plan subject to either or both of the special nondiscrimination tests applicable to plans that are subject to Section 401(k) (qualified cash or deferred arrangements) or
Section 401(m) (applicable to plans that accept matching contributions and/or post-tax contributions) of the Code. Such qualified non-elective and qualified matching contributions are made by an Employer in order to meet the requirements of either or both of the nondiscrimination tests set forth in Section 401(k) and 401(m) of the Code. This Source is called the Employer 401(k) Account in the Master Plan.

--------------------------------------------------------------------------------

PART 6 -- HOW WE DEDUCT THE QUARTERLY ADMINISTRATIVE CHARGE


Unless a waiver applies or the charge is billed to your employer, each calendar quarter we deduct an administrative charge of $7.50 or, if less, .50% of the total of your Retirement Account Value plus the amount of any Active Loan from your Retirement Account Value. We will deduct this charge in a specified order of Sources and Investment Options. The order of Sources is: employer contributions, matching contributions, qualified non-elective and qualified matching contributions, prior plan contributions, elective contributions and post-tax contributions. The order of Investment Options is: Guaranteed Interest Account, Alliance Common Stock, Alliance Balanced, Alliance Aggressive Stock, Alliance Money Market, Alliance Intermediate Government Securities, Alliance Growth Investors, Alliance Conservative Investors, Alliance High Yield, Alliance Global, Alliance Growth & Income, Alliance Equity Index, Alliance Quality Bond, Alliance International and Alliance Small Cap Growth Funds. The EQAT Investment Funds then follow and the administrative charge will be deducted on a pro rata basis from these Investment Funds.


For example, on the last Business Day of a calendar quarter we will first attempt to deduct the administrative charge from employer contributions within the Guaranteed Interest Account. If there is no money in the Guaranteed Interest Account, we will attempt to deduct the charge from the Alliance Common Stock Fund, then Alliance Balanced, etc. If there are no employer contributions in any of the Investment Options, we will go to the next Source, employer matching contributions, and attempt to deduct the charge from the Investment Options in the same order described above.

--------------------------------------------------------------------------------

PART 7 -- CUSTODIAN AND INDEPENDENT ACCOUNTANTS


Equitable Life is the custodian for the shares of the Hudson River Trust and the EQ Advisors Trust owned by the Separate Account.

The financial Statements as of December 31, 1997 and for each of the two years in the period then ended for the Separate Account and the financial statements as of December 31, 1997 and December 31, 1996 and for each of the three years ended December 31, 1997 for Equitable Life have been audited by Price Waterhouse LLP, as stated in its reports. These financial statements included in this SAI have been so included in reliance on the the reports of Price Waterhouse LLP, independent accountants, given the authority of such firm as experts in accounting and auditing.

--------------------------------------------------------------------------------

PART 8 -- DISTRIBUTION


EQ Financial Consultants, Inc. (EQF), performs all sales functions for the Separate Account and may be deemed to be its principal underwriter under the 1940 Act. EQF is also the principal underwriter of the Trusts. EQF is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 (EXCHANGE ACT) and is a member of the National Association of Securities Dealers, Inc. EQ Financial's principal business address is 1290 Avenue of the Americas, New York, New York 10104. The offering described in the prospectus will be made through Equitable Life Agents who are registered representatives of EQF.


--------------------------------------------------------------------------------

PART 9 -- ALLIANCE MONEY MARKET FUND YIELD INFORMATION

The Alliance Money Market Fund calculates yield information for seven-day periods. The seven-day current yield calculation is based on a hypothetical Retirement Account Value with one Accumulation Unit at the beginning of the period. To determine the seven-day rate of return, the net change in the Accumulation Unit Value is computed by subtracting the Accumulation Unit Value at the beginning of the period from an Accumulation Unit Value, exclusive of capital changes, at the end of the period.

The net change is then reduced by the average administrative charge factor (explained below). This reduction is made to recognize the deduction of the quarterly administrative charge, which is not reflected in the unit value. See "Quarterly Administrative Charge" in Part 6 of the prospectus. Accumulation Unit Values reflect all other accrued expenses of the Alliance Money Market Fund.

The adjusted net change is divided by the Accumulation Unit Value at the beginning of the period to obtain the adjusted base period rate of return. This seven-day adjusted base period return is then multiplied by 365/7 to produce an annualized seven-day current yield figure carried to the nearest one-hundredth of one percent.

The actual dollar amount of the quarterly administrative charge that is deducted from the Alliance Money Market Fund will vary for each Participant depending upon how the Retirement Account Value is allocated among the Investment Options. To determine the effect of the quarterly administrative charge on the yield, we start with the total dollar amount of the charges deducted from the Fund during the twelve-month period ending on the last day of the prior year divided by 4. This amount is multiplied by 7/91.25 to produce an average administrative charge factor which is used in all weekly yield computations for the ensuing quarter. The average administrative charge is then divided by the number of Momentum Plus Alliance Money Market Fund Accumulation Units as of the end of the prior calendar year, and the resulting quotient is deducted from the net change in Accumulation Unit Value for the seven-day period.

The effective yield is obtained by modifying the current yield to give effect to the compounding nature of the Alliance Money Market Fund's investments, as follows: the unannualized adjusted base period return is compounded by adding one to the adjusted base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, i.e., effective yield = (base period return + 1)(365/7) - 1.

The Alliance Money Market Fund yields will fluctuate daily. Accordingly, yields for any given period are not necessarily representative of future results. In addition, the value of Accumulation Units of the Alliance Money Market Fund will fluctuate and not remain constant.

The Alliance Money Market Fund yields reflect charges that are not normally reflected in the yields of other investments and therefore may be lower when compared with yields of other investments. Alliance Money Market Fund yields should not be compared to the return on fixed-rate investments which guarantee rates of interest for specified periods, such as the Guaranteed Interest Account or bank deposits. The yield should not be compared to the yield of money market funds made available to the general public because their yields usually are calculated on the basis of a constant $1 price per share and they pay out earnings in dividends which accrue on a daily basis.


The Alliance Money Market Fund's seven-day current yield for the Contract was 3.89% for the period ended December 31, 1997. The effective yield for that period was 3.97%. Because these yields reflect the deduction of Separate Account expenses, including the quarterly administrative charge, they are lower than the corresponding yield figures for the Alliance Money Market Portfolio which reflect only the deduction of Trust-level expenses.


--------------------------------------------------------------------------------

PART 10 -- OTHER ALLIANCE YIELD INFORMATION

We calculate 30-day yield information for the Alliance Intermediate Government Securities, Alliance Quality Bond and Alliance High Yield Funds. The 30-day rate of return is derived from the actual change in the share value reported to us by the Trust, exclusive of capital changes of the Investment Fund's shares of the corresponding Portfolio during the period. The net change is reduced to reflect a deduction for (a) the daily Separate Account asset charge for the expenses of the Contract times the number of calendar days in the period, and (b) the annual administrative charge.

The effective yield is obtained by giving effect to the compounding nature of the Fund's investments, as follows: the sum of the 30-day adjusted return, plus one,

--------------------------------------------------------------------------------

is raised to a power equal to 365 divided by 30, and subtracting one from the result.


The 30-day yields for the period ended December 31, 1997 were 4.38% for the Alliance Intermediate Government Securities Fund, 4.42% for the Alliance Quality Bond Fund and 8.72% for the Alliance High Yield Fund. Because these yields reflect the deduction of Separate Account expenses, including the annual administrative charge, they are lower than the yield figures for the corresponding Portfolios which reflect only the deduction of Trust-level expenses.


--------------------------------------------------------------------------------

PART 11 -- LONG-TERM MARKET TRENDS

As a tool for understanding how different investment strategies may affect long-term results, it may be useful to consider the historical returns on different types of assets.

The following charts represent historical return trends for various types of securities. The information presented, while not directly related to the performance of the Investment Funds, helps to provide perspective on the potential returns of different asset classes over different periods of time. By combining this information with your knowledge of your own financial needs (e.g., the length of time until you retire, your financial requirements at retirement), you may be able to better determine how you wish to allocate plan contributions among the Investment Options available under your plan.

Historically, the long-term investment performance of common stocks has generally been superior to that of long- or short-term debt securities. For those investors who have many years until retirement, or whose primary focus is on long-term growth potential and protection against inflation, there may be advantages to allocating some or all of their Retirement Account Value to those Investment Funds that invest in stocks.


                    Growth of $1 Invested on January 1, 1957
                      (Values as of the last business day)

[THE FOLLOWING DATA WAS REPRESENTED AS A
SHADED AREA GRAPH IN THE TYPESET DOCUMENT:]

                Common Stock    Inflation
   1957                 0.89         1.03
   1958                 1.28         1.05
   1959                 1.43         1.06
   1960                 1.44         1.08
   1961                 1.83         1.09
   1962                 1.67         1.10
   1963                 2.05         1.12
   1964                 2.38         1.13
   1965                 2.68         1.15
   1966                 2.41         1.19
   1967                 2.99         1.23
   1968                 3.32         1.29
   1969                 3.04         1.36
   1970                 3.16         1.44
   1971                 3.61         1.49
   1972                 4.30         1.54
   1973                 3.67         1.67
   1974                 2.70         1.88
   1975                 3.70         2.01
   1976                 4.58         2.11
   1977                 4.25         2.25
   1978                 4.53         2.45
   1979                 5.37         2.78
   1980                 7.11         3.12
   1981                 6.76         3.40
   1982                 8.20         3.54
   1983                10.05         3.67
   1984                10.68         3.81
   1985                14.11         3.96
   1986                16.72         4.00
   1987                17.60         4.18
   1988                20.55         4.36
   1989                27.03         4.57
   1990                26.17         4.85
   1991                34.16         4.99
   1992                36.78         5.14
   1993                40.46         5.28
   1994                40.99         5.42
   1995                56.33         5.56
   1996                69.33         5.74
   1997                92.44         5.85

[WHITE AREA = COMMON STOCK]
[BLACK AREA = INFLATION]

[END OF GRAPHICALLY REPRESENTED DATA]


Source: Ibbotson Associates, Inc. See discussion and information preceding and following chart on next page.

Over shorter periods of time, however, common stocks tend to be subject to more dramatic changes in value than fixed-income (debt) securities. Investors who are nearing retirement age, or who have a need to limit short-term risk, may find it preferable to allocate a smaller percentage of their Retirement Account Value to those Investment Funds that invest in common stocks. The following graph illustrates the monthly fluctuations in value of $1 based on monthly returns of the Standard & Poor's 500 during 1990, a year that represents the volatility inherent in the investment of common stocks.

                    Growth of $1 Invested on January 1, 1990
                      (Values as of the last business day)

[THE FOLLOWING DATA WAS REPRESENTED AS A BLACK & WHITE LINE GRAPH
IN THE TYPESET DOCUMENT:]

                          Intermediate-Term
                          Govt. Bonds               Common Stocks
  1/1/90                      1.00                      1.00
  Jan.                        0.99                      0.93
  Feb.                        0.99                      0.94
  Mar.                        0.99                      0.97
  Apr.                        0.98                      0.95
  May                         1.01                      1.04
  June                        1.02                      1.03
  July                        1.04                      1.03
  Aug.                        1.03                      0.93
  Sep.                        1.04                      0.89
  Oct.                        1.06                      0.89
  Nov.                        1.08                      0.94
  Dec.                        1.10                      0.97

[BLACK DOTS = INTERMEDIATE-TERM GOVT. BONDS]
[WHITE DOTS = COMMON STOCKS]

[END OF GRAPHICALLY REPRESENTED DATA]

Source: Ibbotson Associates, Inc. See discussion and information preceding and following chart on next page.

--------------------------------------------------------------------------------

The following chart illustrates average annual rates of return over selected time periods between December 31, 1926 and December 31, 1997 for different types of securities: common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds and U.S. Treasury Bills. For comparison purposes, the Consumer Price Index is shown as a measure of inflation. The average annual returns shown in the chart reflect capital appreciation and assume the reinvestment of dividends and interest. No investment management fees or expenses, and no charges typically associated with deferred annuity products, are reflected.

The information presented is merely a summary of past experience for unmanaged groups of securities and is neither an estimate nor guarantee of future performance. Any investment in securities, whether equity or debt, involves varying degrees of potential risk, in addition to offering varying degrees of potential reward.

The rates of return illustrated do not represent returns of the Separate Account. In addition, there is no assurance that the performance of the Investment Funds will correspond to rates of return such as those illustrated in the chart.


For a comparative illustration of performance results of the Investment Funds (which reflect charges for HRT and EQAT, as applicable, and Separate Account charges), see "Investment Performance" in Part 2 of the prospectus.



-----------------------------------------------------------------------------------------------------------
                                 MARKET TRENDS:
                       ILLUSTRATIVE ANNUAL RATES OF RETURN
-----------------------------------------------------------------------------------------------------------
                                                        LONG-TERM    INTERMEDIATE-     U.S.
FOR THE FOLLOWING PERIODS        COMMON    LONG-TERM    CORPORATE        TERM        TREASURY    CONSUMER
ENDING 12/31/97:                 STOCKS   GOVT. BONDS     BONDS       GOVT. BONDS      BILLS    PRICE INDEX
-----------------------------------------------------------------------------------------------------------

    1 Year                       33.36%     15.85%       12.95%          8.38%         5.26%       1.92%
    3 Years                      31.15%     14.76%       13.36%          8.93%         5.35%       2.59%
    5 Years                      20.24%     10.51%        9.22%          6.40%         4.57%       2.64%
   10 Years                      18.05%     11.32%       10.85%          8.33%         5.44%       3.43%
   20 Years                      16.65%     10.39%       10.29%          9.51%         7.29%       4.90%
   30 Years                      12.12%      8.63%        8.86%          8.52%         6.77%       5.34%
   40 Years                      12.30%      6.71%        7.09%          7.10%         5.85%       4.44%
   50 Years                      13.12%      5.70%        6.07%          6.04%         4.99%       3.94%
   60 Years                      12.53%      5.31%        5.54%          5.44%         4.18%       4.11%
Since 12/31/26                   10.99%      5.19%        5.71%          5.25%         3.77%       3.17%
Inflation adjusted since 1926     7.58%      1.96%        2.46%          2.02%         0.58%         --
-----------------------------------------------------------------------------------------------------------

SOURCE:  Ibbotson,  Roger G., and Rex A. Sinquefield,  Stocks, Bonds, Bills, and
Inflation (SBBI), 1982, updated in Stocks, Bonds, Bills and Inflation 1998 Yearbook,(TM) Ibbotson Associates, Inc., Chicago. All rights reserved.


COMMON STOCKS (S&P 500) -- Standard and Poor's Composite Index, an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies.

LONG-TERM GOVERNMENT BONDS -- Measured using a one-bond portfolio constructed each year containing a bond with approximately a twenty-year maturity and a reasonably current coupon.


LONG-TERM CORPORATE BONDS -- For the period 1969-1997, represented by the Salomon Brothers Long-Term, High-Grade Corporate Bond Index; for the period 1946-1968, the Salomon Brothers Index was backdated using Salomon Brothers monthly yield data and a methodology similar to that used by Salomon Brothers for 1969-1997; for the period 1927-1945, the Standard and Poor's monthly High-Grade Corporate Composite yield data were used, assuming a 4 percent coupon and a twenty-year maturity.


INTERMEDIATE-TERM   GOVERNMENT  BONDS  --  Measured  by  a  one-bond   portfolio
constructed each year containing a bond with approximately a five-year maturity.

U.S. TREASURY BILLS -- Measured by rolling over each month a one-bill portfolio containing, at the beginning of each month, the bill having the shortest maturity not less than one month.

INFLATION -- Measured by the Consumer Price Index for all Urban Consumers (CPI-U), not seasonally adjusted.

--------------------------------------------------------------------------------

PART 12 -- FINANCIAL STATEMENTS

The consolidated financial statements of The Equitable Life Assurance Society of the United States included herein should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the Contracts.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A


INDEX TO FINANCIAL STATEMENTS


Report of Independent Accountants..........................................................................  FSA-1
Financial Statements:
        Statements of Assets and Liabilities, December 31, 1997............................................  FSA-2
        Statements of Operations for the Year Ended December 31, 1997......................................  FSA-8
        Statements of Changes in Net Assets for the Years Ended December 31, 1997 and 1996................. FSA-11
        Notes to Financial Statements...................................................................... FSA-16


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Index to Consolidated Financial Statements

Report if Independent Accountants.......................................................................... F-1
Consolidated Financial Statements:
        Consolidated Balance Sheets, December 31, 1997 and 1996............................................ F-2
        Consolidated Statements of Earnings, Years Ended December 31, 1997, 1996 and 1995 ................. F-3
        Consolidated Statements of Shareholder's Equity, Years Ended December 31, 1f997, 1996 and 1995 .... F-4
        Consolidated Statements of Cash Flows, Years Ended December 31, 1997, 1996, and 1995............... F-5
        Notes to Consolidated Financial Statements......................................................... F-6

                                     FSA-1

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account A of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Alliance Money Market Fund, Alliance Intermediate Government Securities Fund, Alliance Quality Bond Fund, Alliance High Yield Fund, T. Rowe Price Equity Income Fund, EQ/Putnam Growth & Income Value Fund, Alliance Growth & Income Fund, Alliance Equity Index Fund, Merrill Lynch Basic Value Equity Fund, Alliance Common Stock Fund, MFS Research Fund, Alliance Global Fund, Alliance International Fund, T. Rowe Price International Stock Fund, Morgan Stanley Emerging Markets Equity Fund, Alliance Aggressive Stock Fund, Warburg Pincus Small Company Value Fund, Alliance Small Cap Growth Fund, MFS Emerging Growth Companies Fund, Alliance Conservative Investors Fund, EQ/Putnam Balanced Fund, Alliance Growth Investors Fund, Alliance Balanced Fund and Merrill Lynch World Strategy Fund, separate investment funds of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account A at December 31, 1997 and the results of each of their operations and changes in each of their net assets for the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in The Hudson River Trust and in the EQ Advisors Trust at December 31, 1997 with the transfer agent, provide a reasonable basis for the opinion expressed above. The unit value information presented in Note 6 for the year ended December 31, 1992 and for each of the periods indicated prior thereto, were audited by other independent accountants whose report dated February 16, 1993 expressed an unqualified opinion on the financial statements containing such information.




/s/ Price Waterhouse LLP
----------------------------
    Price Waterhouse LLP
    New York, New York
    February 10, 1998




                                     FSA-2

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 1997

                                                                         FIXED INCOME SERIES:
                                                       --------------------------------------------------------
                                                                       ALLIANCE
                                                         ALLIANCE    INTERMEDIATE     ALLIANCE       ALLIANCE
                                                          MONEY       GOVERNMENT      QUALITY         HIGH
                                                          MARKET      SECURITIES       BOND           YIELD
                                                           FUND          FUND          FUND           FUND
                                                       -----------   ------------   ------------- -------------
ASSETS:
Investments in shares of The Trusts,
  at market value (Note 2):
     Cost:        $ 99,808,882.....................    $99,377,297
                    37,476,251.....................                  $37,934,807
                    40,601,722.....................                                 $41,416,948
                   159,273,234.....................                                               $160,330,252
Receivable for Trust shares sold...................        511,452            --             --             --
Due from Equitable Life's General Account
   (Note 3)........................................             --       110,929        196,499      2,414,213
                                                       -----------   -----------    -----------   ------------
       Total assets................................     99,888,749    38,045,736     41,613,447    162,744,465
                                                       -----------   -----------    -----------   ------------
LIABILITIES:
Payable for  Trust shares purchased................             --       110,398        196,512      2,414,326
Due to Equitable Life's General Account
   (Note 3)........................................        509,160            --             --             --
Net accumulated amount of (i) mortality risk,
   death benefit, expense and expense risk charges
   and (ii) mortality and other gains and losses
   retained by Equitable Life (Note 3).............      1,508,071       921,349        767,775      2,116,607
                                                       -----------   -----------    -----------   ------------
       Total liabilities...........................      2,017,231     1,031,747        964,287      4,530,933
                                                       -----------   -----------    -----------   ------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNERS
   (NOTE 5)........................................    $97,871,518   $37,013,989    $40,649,160   $158,213,532
                                                       ===========   ===========    ===========   ============

                                                                           EQUITY SERIES:
                                                     ------------------------------------------------------------
                                                                        EQ/
                                                                       PUTNAM
                                                        T. ROWE       GROWTH &       ALLIANCE        ALLIANCE
                                                         PRICE         INCOME        GROWTH &         EQUITY
                                                     EQUITY INCOME     VALUE          INCOME          INDEX
                                                         FUND           FUND           FUND            FUND
                                                     -------------- ------------ --------------- --------------
ASSETS:
Investments in shares of The Trusts,
  at market value (Note 2):
     Cost:        $ 56,297,094.....................    $59,716,685
                    30,126,429.....................                  $30,870,233
                   320,920,151.....................                                 $374,003,572
                   533,233,070.....................                                                 $655,445,138
Receivable for Trust shares sold...................             --            --              --              --
Due from Equitable Life's General Account
   (Note 3)........................................        732,059       637,703       3,340,846       3,976,585
                                                       -----------   -----------    ------------    ------------
       Total assets................................     60,448,744    31,507,936     377,344,418     659,421,723
                                                       -----------   -----------    ------------    ------------
LIABILITIES:
Payable for  Trust shares purchased................        743,416       643,508       3,340,876       3,976,820
Due to Equitable Life's General Account
   (Note 3)........................................             --            --              --              --
Net accumulated amount of (i) mortality risk,
   death benefit, expense and expense risk charges
   and (ii) mortality and other gains and losses
   retained by Equitable Life (Note 3).............      2,220,436     2,109,700       4,119,275       6,558,008
                                                       -----------   -----------    ------------    ------------
       Total liabilities...........................      2,963,852     2,753,208       7,460,151      10,534,828
                                                       -----------   -----------    ------------    ------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNERS
   (NOTE 5)........................................    $57,484,892   $28,754,728    $369,884,267    $648,886,895
                                                       ===========   ===========    ============    ============

See Notes to Financial Statements.

                                      FSA-3

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 1997

                                                                            FIXED INCOME SERIES:
                                                        ----------------------------------------------------------
                                                                          ALLIANCE
                                                          ALLIANCE      INTERMEDIATE     ALLIANCE       ALLIANCE
                                                           MONEY         GOVERNMENT      QUALITY          HIGH
                                                           MARKET        SECURITIES        BOND           YIELD
                                                            FUND            FUND           FUND           FUND
                                                        ------------   -------------   ------------   ------------
EQUI-VEST Series 100 and 200 Contracts:
   Unit Value......................................     $      29.41
                                                        ============
   Units Outstanding...............................          973,494
                                                        ============
Old Contracts:
   Unit Value......................................     $      35.12
                                                        ============
   Units Outstanding...............................          119,295
                                                        ============
EQUIPLAN Contracts:
   Unit Value......................................                    $       54.83
                                                                       =============
   Units Outstanding...............................                           49,547
                                                                       =============
Momentum Contracts:
   Unit Value......................................     $      29.41   $      118.98   $     121.30   $     160.74
                                                        ============   =============   ============   ============
   Units Outstanding...............................          307,657          10,333          9,994         28,727
                                                        ============   =============   ============   ============
Momentum Plus Contracts:
   Unit Value 135 B.P. ............................     $     116.21   $      114.78   $     127.99   $     171.56
                                                        ============   =============   ============   ============
   Units Outstanding...............................          324,836          76,800         37,376        109,928
                                                        ============   =============   ============   ============
Momentum Plus Contract
   Unit Value 100 B.P. ............................     $     110.26   $      112.32   $     117.60   $     149.49
                                                        ============   =============   ============   ============
   Units Outstanding...............................           12,808           2,448          1,159          5,414
                                                        ============   =============   ============   ============
Momentum Plus Contracts:
   Unit Value 90 B.P ..............................

   Units Outstanding...............................

EQUI-VEST Contracts:
   Unit Value All Series...........................     $     115.66   $      118.98   $     121.30   $     160.74
                                                        ============   =============   ============   ============
   Units Outstanding...............................          145,622         201,501        283,096        831,373
                                                        ============   =============   ============   ============

                                                                                EQUITY SERIES:
                                                        -----------------------------------------------------------
                                                                     EQ/
                                                                    PUTNAM
                                                      T. ROWE      GROWTH &       ALLIANCE        ALLIANCE
                                                       PRICE        INCOME        GROWTH &         EQUITY
                                                   EQUITY INCOME    VALUE          INCOME          INDEX
                                                       FUND          FUND           FUND            FUND
                                                  -------------- ------------- --------------- ---------------
EQUI-VEST Series 100 and 200 Contracts:
   Unit Value......................................

   Units Outstanding...............................

Old Contracts:
   Unit Value......................................

   Units Outstanding...............................

EQUIPLAN Contracts:
   Unit Value......................................

   Units Outstanding...............................

Momentum Contracts:
   Unit Value......................................                              $       179.30   $      214.66
                                                                                 ==============   =============
   Units Outstanding...............................                                      69,005          93,639
                                                                                 ==============   =============
Momentum Plus Contracts:
   Unit Value 135 B.P. ............................                              $       179.60   $      214.58
                                                                                 ==============   =============
   Units Outstanding...............................                                     183,028         230,739
                                                                                 ==============   =============
Momentum Plus Contracts:
   Unit Value 100 B.P. ............................                              $       155.11   $      170.23
                                                                                 ==============   =============
   Units Outstanding...............................                                       3,495           5,349
                                                                                 ==============   =============
Momentum Plus Contracts:
   Unit Value 90 B.P. .............................                              $       145.48   $      150.05
                                                                                 ==============   =============
   Units Outstanding...............................                                       1,104           3,298
                                                                                 ==============   =============
EQUI-VEST Contracts:
   Unit Value All Series........................... $    121.04   $     115.17   $       179.30   $      214.66
                                                    ===========   ============   ==============   =============
   Units Outstanding...............................     474,941        249,663        1,799,603       2,685,539
                                                    ===========   ============   ==============   =============

See Notes to Financial Statements.

                                      FSA-4

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 1997

                                                                                  EQUITY SERIES (CONTINUED):
                                                      -----------------------------------------------------------------------------
                                                         MERRILL        ALLIANCE
                                                       LYNCH BASIC       COMMON           MFS          ALLIANCE       ALLIANCE
                                                      VALUE EQUITY        STOCK         RESEARCH        GLOBAL      INTERNATIONAL
                                                          FUND            FUND            FUND           FUND           FUND
                                                      -------------- ---------------- ------------- --------------- --------------
ASSETS:
Investments in shares of The Trusts,
  at market value (Note 2):
     Cost:      $   18,666,532.....................     $18,893,428
                 4,421,334,464.....................                   $5,972,107,521
                    30,189,929.....................                                    $30,667,805
                   559,352,701.....................                                                   $616,196,373
                   134,600,521.....................                                                                  $120,037,626
Receivable for  Trust shares sold..................              --               --            --              --             --
Due from Equitable Life's General Account
   (Note 3)........................................         381,442       14,027,000       456,885       1,621,066        134,576
                                                        -----------   --------------   -----------    ------------   ------------
       Total assets................................      19,274,870    5,986,134,521    31,124,690     617,817,439    120,172,202
                                                        -----------   --------------   -----------    ------------   ------------
LIABILITIES:
Payable for  Trust shares purchased................         384,841       13,622,025       462,419       1,620,982        134,543
Due to Equitable Life's General Account
   (Note 3)........................................              --               --            --              --             --
Net accumulated amount of (i) mortality risk,
   death benefit, expense and expense risk charges
   and (ii) mortality and other gains and losses
   retained by Equitable Life (Note 3).............       2,114,485       48,536,522     3,487,741       7,684,826      1,948,370
                                                        -----------   --------------   -----------    ------------   ------------
       Total liabilities...........................       2,499,326       62,158,547     3,950,160       9,305,808      2,082,913
                                                        -----------   --------------   -----------    ------------   ------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNERS
   (NOTE 5)........................................     $16,775,544   $5,923,975,974   $27,174,530    $608,511,631   $118,089,289
                                                        ===========   ==============   ===========    ============   ============

                                                                EQUITY SERIES (CONTINUED):
                                                    -----------------------------------------------
                                                                     MORGAN
                                                       T. ROWE       STANLEY
                                                        PRICE       EMERGING        ALLIANCE
                                                    INTERNATIONAL    MARKETS       AGGRESSIVE
                                                        STOCK        EQUITY           STOCK
                                                        FUND          FUND            FUND
                                                    --------------- ------------ ----------------
ASSETS:
Investments in shares of The Trusts,
  at market value (Note 2):
     Cost:      $   44,816,223.....................   $43,898,710
                    14,541,443.....................                 $13,443,459
                 3,425,215,535.....................                               $3,449,389,637
Receivable for  Trust shares sold..................     2,038,669            --               --
Due from Equitable Life's General Account
   (Note 3)........................................            --       490,394        6,153,804
                                                      -----------   -----------   --------------
       Total assets................................    45,937,379    13,933,853    3,455,543,441
                                                      -----------   -----------   --------------
LIABILITIES:
Payable for  Trust shares purchased................            --       491,842        5,879,261
Due to Equitable Life's General Account
   (Note 3)........................................     2,046,677            --               --
Net accumulated amount of (i) mortality risk,
   death benefit, expense and expense risk charges
   and (ii) mortality and other gains and losses
   retained by Equitable Life (Note 3).............     5,962,235     4,796,244       24,442,936
                                                      -----------   -----------   --------------
       Total liabilities...........................     8,008,912     5,288,086       30,322,197
                                                      -----------   -----------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNERS
   (NOTE 5)........................................   $37,928,467   $ 8,645,767   $3,425,221,244
                                                      ===========   ===========   ==============

See Notes to Financial Statements.

                                      FSA-5

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 1997

                                                                              EQUITY SERIES (CONTINUED):
                                                        ---------------------------------------------------------------
                                                          MERRILL         ALLIANCE
                                                        LYNCH BASIC        COMMON            MFS          ALLIANCE
                                                           VALUE           STOCK          RESEARCH         GLOBAL
                                                        EQUITY FUND         FUND            FUND            FUND
                                                        ------------- -----------------  ------------  ---------------
EQUI-VEST Series 100 and 200 Contracts:
   Unit Value......................................                   $         253.68
                                                                      ================
   Units Outstanding...............................                         17,386,160
                                                                      ================
Old Contracts:
   Unit Value......................................                   $         316.64
                                                                      ================
   Units Outstanding...............................                            306,654
                                                                      ================
EQUIPLAN Contracts:
   Unit Value......................................                   $         342.99
                                                                      ================
   Units Outstanding...............................                             85,013
                                                                      ================
Momentum Contracts:
   Unit Value......................................                   $         253.68                 $       151.87
                                                                      ================                 ==============
   Units Outstanding...............................                            588,761                        146,584
                                                                      ================                 ==============
Momentum Plus Contracts:
   Unit Value 135 B.P. ............................                   $         207.00                 $       154.62
                                                                      ================                 ==============
   Units Outstanding...............................                          1,192,138                        464,023
                                                                      ================                 ==============
Momentum Plus Contracts:
   Unit Value 100 B.P. ............................                   $         161.04                 $       128.51
                                                                      ================                 ==============
   Units Outstanding...............................                             37,267                         12,006
                                                                      ================                 ==============
Momentum Plus Contracts:
   Unit Value 90 B.P. .............................                   $         148.44                 $       122.12
                                                                      ================                 ==============
   Units Outstanding...............................                              4,878                          2,404
                                                                      ================                 ==============
EQUI-VEST Contracts:
   Unit Value All Series...........................     $     115.97  $         198.12   $    115.01   $       151.87
                                                        ============  ================   ===========   ==============
   Units Outstanding...............................          144,651         4,765,267       236,272        3,369,340
                                                        ============  ================   ===========   ==============

                                                                       EQUITY SERIES (CONTINUED):
                                                   --------------------------------------------------------------
                                                                     T. ROWE         MORGAN
                                                                      PRICE         STANLEY         ALLIANCE
                                                      ALLIANCE     INTERNATIONAL    EMERGING       AGGRESSIVE
                                                    INTERNATIONAL     STOCK         MARKETS           STOCK
                                                        FUND           FUND       EQUITY FUND         FUND
                                                    -------------  -------------  -------------  ----------------
EQUI-VEST Series 100 and 200 Contracts:
   Unit Value......................................                                              $         90.75
                                                                                                 ===============
   Units Outstanding...............................                                                   28,030,046
                                                                                                 ===============

Old Contracts:
   Unit Value......................................

   Units Outstanding...............................

EQUIPLAN Contracts:
   Unit Value......................................

   Units Outstanding...............................

Momentum Contracts:
   Unit Value...................................... $     107.92                                 $         90.75
                                                    ============                                 ===============
   Units Outstanding...............................       32,229                                       1,437,474
                                                    ============                                 ===============
Momentum Plus Contracts:
   Unit Value 135 B.P. ............................ $     107.89                                 $        171.96
                                                    ============                                 ===============
   Units Outstanding...............................       85,223                                       1,220,343
                                                    ============                                 ===============
Momentum Plus Contracts:
   Unit Value 100 B.P. ............................ $     108.42                                 $        137.72
                                                    ============                                 ===============
   Units Outstanding...............................        3,225                                          35,404
                                                    ============                                 ===============
Momentum Plus Contracts:
   Unit Value 90 B.P. ............................. $     104.70                                 $        119.41
                                                    ============                                 ===============
   Units Outstanding...............................          788                                           6,913
                                                    ============                                 ===============
EQUI-VEST Contracts:
   Unit Value All Series........................... $     107.92   $      97.61   $      79.41   $        163.33
                                                    ============   ============   ============   ===============
   Units Outstanding...............................      968,042        388,566        108,869         3,226,462
                                                    ============   ============   ============   ===============

See Notes to Financial Statements.

                                      FSA-6

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 1997

                                                               EQUITY SERIES (CONTINUED):
                                                       --------------------------------------------
                                                          WARBURG                    MFS EMERGING
                                                       PINCUS SMALL     ALLIANCE        GROWTH
                                                       COMPANY VALUE    SMALL CAP      COMPANIES
                                                           FUND        GROWTH FUND       FUND
                                                       -------------- -------------- --------------
ASSETS:
Investments in shares of The Trusts,
at market value (Note 2):
     Cost:      $   69,173,531.....................      $69,195,794
                    67,121,984.....................                     $65,557,335
                    34,360,930.....................                                    $34,766,133
Receivable for  Trust shares sold..................               --      3,097,257             --
Due from Equitable Life's General Account
   (Note 3)........................................          914,658             --        636,822
                                                         -----------    -----------    -----------
       Total assets................................       70,110,452     68,654,592     35,402,955
                                                         -----------    -----------    -----------
LIABILITIES:
Payable for  Trust shares purchased................          928,477             --        643,099
Due to Equitable Life's General Account
   (Note 3)........................................               --      3,097,339             --
Net accumulated amount of (i) mortality risk,
   death benefit, expense and expense risk charges
   and (ii) mortality and other gains and losses
   retained by Equitable Life (Note 3).............        1,116,417      2,494,021      3,688,505
                                                         -----------    -----------    -----------
       Total liabilities...........................        2,044,894      5,591,360      4,331,604
                                                         -----------    -----------    -----------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNERS
   (NOTE 5)........................................      $68,065,558    $63,063,232    $31,071,351
                                                         ===========    ===========    ===========

                                                                            ASSET ALLOCATION SERIES:
                                                   ----------------------------------------------------------------------------
                                                     ALLIANCE                       ALLIANCE                        MERRILL
                                                   CONSERVATIVE        EQ/           GROWTH         ALLIANCE      LYNCH WORLD
                                                     INVESTORS       PUTNAM        INVESTORS        BALANCED        STRATEGY
                                                       FUND       BALANCED FUND       FUND            FUND            FUND
                                                   -------------- -------------- --------------- ---------------- -------------
ASSETS:
Investments in shares of The Trusts,
at market value (Note 2):
     Cost:      $   87,775,009.....................  $94,401,613
                    15,266,095.....................                 $15,868,886
                   627,594,515.....................                                $690,127,541
                 1,135,324,973.....................                                               $1,207,894,355
                     8,724,756.....................                                                                 $8,571,144
Receivable for  Trust shares sold..................           --          6,326              --               --            --
Due from Equitable Life's General Account
   (Note 3)........................................      133,777             --       2,498,667          633,174        68,569
                                                     -----------    -----------    ------------   --------------    ----------
       Total assets................................   94,535,390     15,875,212     692,626,208    1,208,527,529     8,639,713
                                                     -----------    -----------    ------------   --------------    ----------
LIABILITIES:
Payable for  Trust shares purchased................      133,792             --       2,498,682          496,807        69,680
Due to Equitable Life's General Account
   (Note 3)........................................           --          8,792              --               --            --
Net accumulated amount of (i) mortality risk,
   death benefit, expense and expense risk charges
   and (ii) mortality and other gains and losses
   retained by Equitable Life (Note 3).............    1,738,387      3,445,396       8,417,048       10,074,705     3,144,734
                                                     -----------    -----------    ------------   --------------    ----------
       Total liabilities...........................    1,872,179      3,454,188      10,915,730       10,571,512     3,214,414
                                                     -----------    -----------    ------------   --------------    ----------
NET ASSETS ATTRIBUTABLE TO CONTRACT OWNERS
   (NOTE 5)........................................  $92,663,211    $12,421,024    $681,710,478   $1,197,956,017    $5,425,299
                                                     ===========    ===========    ============   ==============    ==========

See Notes to Financial Statements.

                                      FSA-7

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 1997

                                                               EQUITY SERIES (CONTINUED):
                                                        ------------------------------------------
                                                          WARBURG                        MFS
                                                           PINCUS                      EMERGING
                                                           SMALL        ALLIANCE        GROWTH
                                                          COMPANY      SMALL CAP      COMPANIES
                                                         VALUE FUND   GROWTH FUND        FUND
                                                        ------------- -------------  -------------
EQUI-VEST Series 100 and 200 Contracts:
   Unit Value......................................

   Units Outstanding...............................

Old Contracts:
   Unit Value......................................

   Units Outstanding...............................

EQUIPLAN Contracts:
   Unit Value......................................

   Units Outstanding...............................

Momentum Contracts:
   Unit Value......................................                   $     125.55
                                                                      ============
   Units Outstanding...............................                          6,136
                                                                      ============
Momentum Plus Contracts:
   Unit Value 135 B.P. ............................                   $     125.54
                                                                      ============
   Units Outstanding...............................                          7,852
                                                                      ============
Momentum Plus Contracts:
   Unit Value 100 B.P. ............................

   Units Outstanding...............................

Momentum Plus Contracts:
   Unit Value 90 B.P. .............................                   $     125.92
                                                                      ============
   Units Outstanding...............................                            466
                                                                      ============
EQUI-VEST Contracts:
   Unit Value All Series...........................     $     118.06  $     125.55   $     121.34
                                                        ============  ============   ============
   Units Outstanding...............................          576,540       487,742        256,071
                                                        ============  ============   ============

                                                                               ASSET ALLOCATION SERIES:
                                                     ------------------------------------------------------------------------------
                                                       ALLIANCE          EQ/          ALLIANCE                          MERRILL
                                                     CONSERVATIVE      PUTNAM          GROWTH          ALLIANCE       LYNCH WORLD
                                                       INVESTORS      BALANCED       INVESTORS         BALANCED         STRATEGY
                                                         FUND           FUND            FUND             FUND             FUND
                                                     --------------  ------------  ---------------  ----------------  -------------
EQUI-VEST Series 100 and 200 Contracts:
   Unit Value......................................                                                 $         38.66
                                                                                                    ===============
   Units Outstanding...............................                                                      26,036,131
                                                                                                    ===============
Old Contracts:
   Unit Value......................................

   Units Outstanding...............................

EQUIPLAN Contracts:
   Unit Value......................................

   Units Outstanding...............................

Momentum Contracts:
   Unit Value......................................  $      130.98                 $       153.69   $         38.66
                                                     =============                 ==============   ===============
   Units Outstanding...............................         22,384                        147,114         1,052,060
                                                     =============                 ==============   ===============
Momentum Plus Contracts:
   Unit Value 135 B.P. ............................  $      128.45                 $       155.46   $        136.14
                                                     =============                 ==============   ===============
   Units Outstanding...............................        124,945                        552,622           438,958
                                                     =============                 ==============   ===============
Momentum Plus Contracts:
   Unit Value 100 B.P. ............................  $      122.71                 $       135.20   $        129.97
                                                     =============                 ==============   ===============
   Units Outstanding...............................          5,306                         13,624            10,413
                                                     =============                 ==============   ===============
Momentum Plus Contracts:
   Unit Value 90 B.P. .............................                                $       126.72   $        122.68
                                                                                   ==============   ===============
   Units Outstanding...............................                                         1,489               732
                                                                                   ==============   ===============
EQUI-VEST Contracts:
   Unit Value All Series...........................  $      130.98   $    113.46   $       153.69   $        135.29   $     103.77
                                                     =============   ===========   ==============   ===============   ============
   Units Outstanding...............................        553,088       109,479        3,704,411           655,078         52,280
                                                     =============   ===========   ==============   ===============   ============

See Notes to Financial Statements.

                                      FSA-8

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                         FIXED INCOME SERIES:
                                                        --------------------------------------------------------
                                                                        ALLIANCE
                                                                      INTERMEDIATE    ALLIANCE       ALLIANCE
                                                          ALLIANCE     GOVERNMENT     QUALITY          HIGH
                                                           MONEY       SECURITIES       BOND           YIELD
                                                         MARKET FUND      FUND          FUND           FUND
                                                        ------------- -------------  ------------  -------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
     Dividends from The Trusts.....................      $4,839,897    $1,826,730    $2,041,253    $11,592,196
                                                        ------------- ------------- ------------  -------------
Expenses (Note 3):

     Asset-based charges...........................       1,287,340       413,101       418,433      1,570,483

Less: Reduction for expense limitation.............          54,412         7,677            --             --
                                                        ------------- -------------  ------------  -------------
     Net expenses..................................       1,232,928       405,424       418,433      1,570,483
                                                        ------------- -------------  ------------  -------------
NET INVESTMENT INCOME (LOSS).......................       3,606,969     1,421,306     1,622,820     10,021,713
                                                        ------------- -------------  ------------  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
   Realized gain (loss) on investments.............         230,228        63,438       249,479      2,536,702
   Realized gain distribution from
     The Trusts....................................           6,723            --            --      6,214,579
                                                        ------------- -------------  ------------  -------------
   Net realized gain (loss)........................         236,951        63,438       249,479      8,751,281

   Change in unrealized appreciation /
     (depreciation) of investments.................         (78,466)      431,540       547,099       (187,263)
                                                        ------------- -------------  ------------  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..................................         158,485       494,978       796,578      8,564,018
                                                        ------------- -------------  ------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)..............      $3,765,454    $1,916,284    $2,419,398    $18,585,731
                                                        ============= =============  ============  =============

                                                                           EQUITY SERIES:
                                                      ---------------------------------------------------------
                                                        T. ROWE     EQ/PUTNAM
                                                         PRICE       GROWTH        ALLIANCE        ALLIANCE
                                                        EQUITY       & INCOME      GROWTH &         EQUITY
                                                        INCOME        VALUE         INCOME           INDEX
                                                         FUND          FUND(a)       FUND(a)         FUND
                                                      ------------  -----------  --------------  --------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
     Dividends from The Trusts.....................   $  438,863     $ 142,038   $ 2,696,998      $  6,970,304
                                                      ----------     ---------   -----------      ------------
Expenses (Note 3):

     Asset-based charges...........................      225,256       114,445     3,578,668         6,184,473

Less: Reduction for expense limitation.............           --            --            --                --
                                                      ----------     ---------   -----------      ------------
     Net expenses..................................      225,256       114,445     3,578,668         6,184,473
                                                      ----------     ---------   -----------      ------------
NET INVESTMENT INCOME (LOSS).......................      213,607        27,593      (881,670)          785,831
                                                      ----------     ---------   -----------      ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
   Realized gain (loss) on investments.............      (78,048)      (67,660)    1,591,673        12,944,769
   Realized gain distribution from
     The Trusts....................................      162,267       116,222    21,045,762         2,306,391
                                                      ----------     ---------   -----------      ------------
   Net realized gain (loss)........................       84,219        48,562    22,637,435        15,251,160

   Change in unrealized appreciation /
     (depreciation) of investments.................    3,419,591       743,804    34,617,976        98,430,290
                                                      ----------     ---------   -----------      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..................................    3,503,810       792,366    57,255,411       113,681,450
                                                      ----------     ---------   -----------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)..............   $3,717,417     $ 819,959   $56,373,741      $114,467,281
                                                      ==========     =========   ===========      ============

(a) Commenced operations on May 1, 1997.

See Notes to Financial Statements.

                                      FSA-9

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                                   EQUITY SERIES (CONTINUED):
                                                        ------------------------------------------------------------------------
                                                        MERRILL
                                                         LYNCH
                                                         BASIC           ALLIANCE
                                                         VALUE            COMMON         MFS          ALLIANCE       ALLIANCE
                                                         EQUITY           STOCK        RESEARCH        GLOBAL      INTERNATIONAL
                                                         FUND(A)          FUND         FUND(A)         FUND            FUND
                                                        ----------- ----------------- -----------  ------------- ---------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
     Dividends from The Trusts.....................      $ 94,301    $   28,062,216    $ 64,096    $11,681,807    $  3,449,567
                                                         --------    --------------    --------    -----------     ------------
Expenses (Note 3):

     Asset-based charges...........................        66,262        73,360,152     108,418      7,628,464       1,608,336

Less: Reduction for expense limitation.............            --         5,103,502          --             --              --
                                                         --------    --------------    --------    -----------    ------------
     Net expenses..................................        66,262        68,256,650     108,418      7,628,464       1,608,336
                                                         --------    --------------    --------    -----------    ------------
NET INVESTMENT INCOME (LOSS).......................        28,039       (40,194,434)    (44,322)     4,053,343       1,841,231
                                                         --------    --------------    --------    -----------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
   Realized gain (loss) on investments.............       (55,907)       71,768,217     (98,011)     5,065,778       2,993,293
   Realized gain distribution from
     The Trusts....................................        88,843       448,646,414     254,461     39,040,804       5,991,553
                                                         --------    --------------    --------    -----------    ------------
   Net realized gain (loss)........................        32,936       520,414,631     156,450     44,106,582       8,984,846

   Change in unrealized appreciation /
     (depreciation) of investments.................       226,896       776,898,715     477,876      7,345,361     (15,797,804)
                                                         --------    --------------    --------    -----------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..................................       259,832     1,297,313,346     634,326     51,451,943      (6,812,958)
                                                         --------    --------------    --------    -----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)..............      $287,871    $1,257,118,912    $590,004    $55,505,286    $ (4,971,727)
                                                         ========    ==============    =========   ===========    ============

                                                                 EQUITY SERIES (CONTINUED):
                                                      -------------------------------------------
                                                                        MORGAN
                                                        T. ROWE        STANLEY
                                                         PRICE         EMERGING       ALLIANCE
                                                      INTERNATIONAL    MARKETS       AGGRESSIVE
                                                         STOCK          EQUITY         STOCK
                                                        FUND(A)        FUND(b)          FUND
                                                      -------------  ------------- ---------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
     Dividends from The Trusts.....................   $     5,743    $    36,217    $  4,814,252
                                                      -----------    -----------    ------------
Expenses (Note 3):

     Asset-based charges...........................       173,085         21,069      43,986,211

Less: Reduction for expense limitation.............            --             --       3,148,227
                                                      -----------    -----------    ------------
     Net expenses..................................       173,085         21,069      40,837,984
                                                      -----------    -----------    ------------
NET INVESTMENT INCOME (LOSS).......................      (167,342)        15,148     (36,023,732)
                                                      -----------    -----------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
   Realized gain (loss) on investments.............    (1,454,589)      (875,317)    128,458,759
   Realized gain distribution from
     The Trusts....................................            --             --     286,431,791
                                                      -----------    -----------    ------------
   Net realized gain (loss)........................    (1,454,589)      (875,317)    414,890,550

   Change in unrealized appreciation /
     (depreciation) of investments.................      (917,513)    (1,097,984)    (79,262,405)
                                                      -----------    -----------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..................................    (2,372,102)    (1,973,301)    335,628,145
                                                      -----------    -----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)..............   $(2,539,444)   $(1,958,153)   $299,604,413
                                                      ===========    ===========    ============

(a) Commenced operations on May 1, 1997.
(b) Commenced operations on August 20, 1997.

See Notes to Financial Statements.

                                      FSA-10

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                     EQUITY SERIES (CONTINUED):
                                                        -----------------------------------------------------
                                                         WARBURG
                                                         PINCUS                     MFS
                                                         SMALL        ALLIANCE    EMERGING       ALLIANCE
                                                         COMPANY     SMALL CAP     GROWTH      CONSERVATIVE
                                                          VALUE       GROWTH     COMPANIES       INVESTORS
                                                         FUND(A)      FUND(A)     FUND(A)           FUND
                                                        ----------  ----------- ------------- -------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
     Dividends from The Trusts.....................     $  59,034   $   11,202    $  64,947    $3,599,823
                                                        ---------   ----------    ---------    ----------
Expenses (Note 3):

     Asset-based charges...........................       292,506      237,355      124,265     1,151,097

Less: Reduction for expense limitation.............            --           --           --            --
                                                        ---------   ----------    ---------    ----------
     Net expenses..................................       292,506      237,355      124,265     1,151,097
                                                        ---------   ----------    ---------    ----------
NET INVESTMENT INCOME (LOSS).......................      (233,472)    (226,153)     (59,318)    2,448,726
                                                        ---------   ----------    ---------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
   Realized gain (loss) on investments.............      (699,272)   1,432,969     (381,340)      884,331
   Realized gain distribution from
     The Trusts....................................       300,990    1,495,228      791,922     2,846,292
                                                        ---------   ----------    ---------    ----------
   Net realized gain (loss)........................      (398,282)   2,928,197      410,582     3,730,623

   Change in unrealized appreciation /
     (depreciation) of investments.................        22,263   (1,564,649)     405,203     3,477,016
                                                        ---------   ----------    ---------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..................................      (376,019)   1,363,548      815,785     7,207,639
                                                        ---------   ----------    ---------    ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)..............     $(609,491)  $1,137,395    $ 756,467    $9,656,365
                                                        =========   ==========    =========    ==========

                                                                      ASSET ALLOCATION SERIES:
                                                       -------------------------------------------------------
                                                                                                    MERRILL
                                                          EQ/         ALLIANCE                      LYNCH
                                                        PUTNAM         GROWTH        ALLIANCE       WORLD
                                                       BALANCED      INVESTORS       BALANCED      STRATEGY
                                                        FUND(A)         FUND           FUND         FUND(A)
                                                       -----------  -------------  --------------  -----------
INCOME AND EXPENSES:
   Investment Income (Note 2):
     Dividends from The Trusts.....................     $176,490    $15,563,176    $ 38,538,483    $  38,392
                                                        --------    -----------    ------------    ---------
Expenses (Note 3):

     Asset-based charges...........................       46,780      8,188,817      17,086,252       22,358

Less: Reduction for expense limitation.............           --             --       1,849,482           --
                                                        --------    -----------    ------------    ---------
     Net expenses..................................       46,780      8,188,817      15,236,770       22,358
                                                        --------    -----------    ------------    ---------
NET INVESTMENT INCOME (LOSS).......................      129,710      7,374,359      23,301,713       16,034
                                                        --------    -----------    ------------    ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
   Realized gain (loss) on investments.............       (2,762)     2,871,160      20,098,513      (53,694)
   Realized gain distribution from
     The Trusts....................................      118,192     35,753,101      59,000,879       87,431
                                                        --------    -----------    ------------    ---------
   Net realized gain (loss)........................      115,430     38,624,261      79,099,392       33,737

   Change in unrealized appreciation /
     (depreciation) of investments.................      602,835     40,925,116      45,961,244     (153,612)
                                                        --------    -----------    ------------    ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..................................      718,265     79,549,377     125,060,636     (119,875)
                                                        --------    -----------    ------------    ---------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)..............     $847,975    $86,923,736    $148,362,349    $(103,841)
                                                        ========    ===========    ============    =========

(a) Commenced operations on May 1, 1997.

See Notes to Financial Statements.

                                     FSA-11

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                                           FIXED INCOME SERIES:
                                                       -------------------------------------------------------------
                                                                 ALLIANCE                 ALLIANCE INTERMEDIATE
                                                               MONEY MARKET               GOVERNMENT SECURITIES
                                                                   FUND                           FUND
                                                       ------------------------------  ----------------------------
                                                           1997           1996            1997          1996
                                                       -------------- ---------------  ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:

   Net investment income (loss)....................    $  3,606,969    $  3,123,305    $ 1,421,306   $ 1,192,426
   Net realized gain (loss) on investments.........         236,951         137,830         63,438       (84,183)
   Change in unrealized appreciation /
     (depreciation) of investments.................         (78,466)         15,587        431,540      (386,046)
                                                       ------------    ------------    -----------   -----------
   Net increase in net assets from operations......       3,765,454       3,276,722      1,916,284       722,197
                                                       ------------    ------------    -----------   -----------
FROM CONTRACT OWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
     Contributions.................................      86,657,302     119,080,405      7,536,973     9,100,062
     Transfers from other Funds and
       Guaranteed Interest Account.................      47,922,157      28,258,231      8,017,226     7,049,068
                                                       ------------    ------------    -----------   -----------
         Total.....................................     134,579,459     147,338,636     15,554,199    16,149,130
                                                       ------------    ------------    -----------   -----------
   Payments, Transfers and Charges:
     Annuity payments, withdrawals
       and death benefits..........................      16,145,603      15,180,565      3,204,151     3,753,602
     Transfers to other Funds and
       Guaranteed Interest Account.................     117,776,744     119,609,249      6,576,233     5,943,525
     Withdrawal and administrative charges.........         297,412         206,649         54,007        45,485
                                                       ------------    ------------    -----------   -----------
           Total...................................     134,219,759     134,996,463      9,834,391     9,742,612
                                                       ------------    ------------    -----------   -----------
   Net increase (decrease) in net assets from
     Contract Owners transactions..................         359,700      12,342,173      5,719,808     6,406,518
                                                       ------------    ------------    -----------   -----------
   Net (increase) decrease in amount retained by
     Equitable Life in Separate Account A (Note 3).         (68,437)        (61,391)       (50,296)      (24,318)
                                                       ------------    ------------    -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACT OWNERS.................       4,056,717      15,557,504      7,585,796     7,104,397

NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACT OWNERS.................      93,814,801      78,257,297     29,428,193    22,323,796
                                                       ------------    ------------    -----------   -----------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACT OWNERS.................    $ 97,871,518    $ 93,814,801    $37,013,989   $29,428,193
                                                       ============   ===============  ============= =============

                                                                    FIXED INCOME SERIES:
                                                    -------------------------------------------------------------
                                                              ALLIANCE                      ALLIANCE
                                                            QUALITY BOND                   HIGH YIELD
                                                                FUND                          FUND
                                                     ---------------------------  -----------------------------
                                                        1997          1996            1997           1996
                                                    -------------- -------------  ------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:

   Net investment income (loss)....................  $ 1,622,820    $ 1,226,243    $ 10,021,713  $ 4,979,724
   Net realized gain (loss) on investments.........      249,479        280,060       8,751,281    4,297,646
   Change in unrealized appreciation /
     (depreciation) of investments.................      547,099       (469,209)       (187,263)     721,266
                                                     -----------    -----------    ------------  -----------
   Net increase in net assets from operations......    2,419,398      1,037,094      18,585,731    9,998,636
                                                     -----------    -----------    ------------  -----------
FROM CONTRACT OWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
     Contributions.................................    8,725,632      7,201,618      39,249,294   23,155,861
     Transfers from other Funds and
       Guaranteed Interest Account.................   14,735,972     11,609,924      81,831,743   30,143,138
                                                     -----------    -----------    ------------  -----------
         Total.....................................   23,461,604     18,811,542     121,081,037   53,298,999
                                                     -----------    -----------    ------------  -----------
   Payments, Transfers and Charges:
     Annuity payments, withdrawals
       and death benefits..........................    2,471,399      1,789,909       9,034,492    4,361,957
     Transfers to other Funds and
       Guaranteed Interest Account.................    9,009,004      8,691,630      50,004,724   13,868,715
     Withdrawal and administrative charges.........       49,238         30,562         180,111       78,426
                                                     -----------    -----------    ------------  -----------
           Total...................................   11,529,641     10,512,101      59,219,327   18,309,098
                                                     -----------    -----------    ------------  -----------
   Net increase (decrease) in net assets from
     Contract Owners transactions..................   11,931,963      8,299,441      61,861,710   34,989,902
                                                     -----------    -----------    ------------  -----------
   Net (increase) decrease in amount retained by
     Equitable Life in Separate Account A (Note 3).      (51,466)       (33,143)       (195,148)     (78,617)
                                                     -----------    -----------    ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACT OWNERS.................   14,299,895      9,303,392      80,252,293   44,909,921
                                                     -----------    -----------    ------------  -----------
NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACT OWNERS.................   26,349,265     17,045,873      77,961,239   33,051,318
                                                     -----------    -----------    ------------  -----------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACT OWNERS.................  $40,649,160    $26,349,265    $158,213,532  $77,961,239
                                                     ===========    ===========    ============  ===========

See Notes to Financial Statements.

                                     FSA-12

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                    EQUITY SERIES:
                                                         --------------------------------------------------------------------
                                                           T. ROWE         EQ/PUTNAM
                                                            PRICE           GROWTH &
                                                            EQUITY           INCOME                   ALLIANCE
                                                            INCOME           VALUE                 GROWTH & INCOME
                                                           FUND(A)          FUND(A)                     FUND
                                                         -------------    -------------    --------------------------------
                                                            1997             1997              1997             1996
                                                         -------------    -------------    ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:

   Net investment income (loss)....................      $   213,607      $    27,593      $   (881,670)   $    674,662
   Net realized gain (loss) on investments.........           84,219           48,562        22,637,435       9,675,338
   Change in unrealized appreciation /
     (depreciation) of investments.................        3,419,591          743,804        34,617,976      10,940,166
                                                         -----------      -----------      ------------    ------------
   Net increase in net assets from operations......        3,717,417          819,959        56,373,741      21,290,166
                                                         -----------      -----------      ------------    ------------
FROM CONTRACT OWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
     Contributions.................................       14,253,368        9,287,300        77,902,559      44,131,391
     Transfers from other Funds and
       Guaranteed Interest Account.................       49,127,513       21,624,425       159,040,741      70,653,911
                                                         -----------      -----------      ------------    ------------
         Total.....................................       63,380,881       30,911,725       236,943,300     114,785,302
                                                         -----------      -----------      ------------    ------------
   Payments, Transfers and Charges:
     Annuity payments, withdrawals
       and death benefits..........................          461,902          221,732        15,991,738       6,415,518
     Transfers to other Funds and
       Guaranteed Interest Account.................        8,775,894        2,466,969        70,222,768      36,251,785
     Withdrawal and administrative charges.........            7,224            5,138           387,138         177,183
                                                         -----------      -----------      ------------    ------------
           Total...................................        9,245,020        2,693,839        86,601,644      42,844,486
                                                         -----------      -----------      ------------    ------------
   Net increase (decrease) in net assets from
     Contract Owners transactions..................       54,135,861       28,217,886       150,341,656      71,940,816
                                                         -----------      -----------      ------------    ------------
   Net (increase) decrease in amount retained by
     Equitable Life in Separate Account A (Note 3).         (368,386)        (283,117)         (337,427)       (144,964)
                                                         -----------      -----------      ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACT OWNERS.................       57,484,892       28,754,728       206,377,970      93,086,018

NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACT OWNERS.................               --               --       163,506,297      70,420,279
                                                         -----------      -----------      ------------    ------------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACT OWNERS.................      $57,484,892      $28,754,728      $369,884,267    $163,506,297
                                                         ===========      ===========      ============    ============

                                                                         EQUITY SERIES:
                                                     ----------------------------------------------------
                                                                                           MERRILL
                                                                ALLIANCE                 LYNCH BASIC
                                                              EQUITY INDEX              VALUE EQUITY
                                                                  FUND                     FUND(A)
                                                     --------------------------------   --------------
                                                         1997             1996              1997
                                                     --------------  ---------------    -------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:

   Net investment income (loss)....................  $    785,831   $  1,004,328       $    28,039
   Net realized gain (loss) on investments.........    15,251,160     14,191,113            32,936
   Change in unrealized appreciation /
     (depreciation) of investments.................    98,430,290     19,487,539           226,896
                                                     ------------   ------------       -----------
   Net increase in net assets from operations......   114,467,281     34,682,980           287,871
                                                     ------------   ------------       -----------
FROM CONTRACT OWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
     Contributions.................................   123,805,230     78,060,051         5,085,307
     Transfers from other Funds and
       Guaranteed Interest Account.................   497,060,564    224,346,052        15,531,026
                                                     ------------   ------------       -----------
         Total.....................................   620,865,794    302,406,103        20,616,333
                                                     ------------   ------------       -----------
   Payments, Transfers and Charges:
     Annuity payments, withdrawals
       and death benefits..........................    26,845,795      8,358,084           146,225
     Transfers to other Funds and
       Guaranteed Interest Account.................   332,805,482    142,130,534         3,680,513
     Withdrawal and administrative charges.........       650,256        217,821             3,018
                                                     ------------   ------------       -----------
           Total...................................   360,301,533    150,706,439         3,829,756
                                                     ------------   ------------       -----------
   Net increase (decrease) in net assets from
     Contract Owners transactions..................   260,564,261    151,699,664        16,786,577
                                                     ------------   ------------       -----------
   Net (increase) decrease in amount retained by
     Equitable Life in Separate Account A (Note 3).      (491,351)      (138,050)          (298,904)
                                                     ------------   ------------       -----------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACT OWNERS.................   374,540,191    186,244,594        16,775,544

NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACT OWNERS.................   274,346,704     88,102,110                --
                                                     ------------   ------------       -----------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACT OWNERS.................  $648,886,895   $274,346,704       $16,775,544
                                                     ============   ============       ===========

(a) Commenced operations on May 1, 1997.

See Notes to Financial Statements.

                                     FSA-13

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                       EQUITY SERIES (CONTINUED):
                                                       ------------------------------------------------------
                                                                    ALLIANCE                       MFS
                                                                  COMMON STOCK                  RESEARCH
                                                                      FUND                       FUND(A)
                                                       -----------------------------------   --------------
                                                            1997              1996               1997
                                                       ----------------- -----------------   --------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:

   Net investment income (loss)....................     $  (40,194,434)   $  (18,656,106)      $  (44,322)
   Net realized gain (loss) on investments.........        520,414,631       467,121,717          156,450
   Change in unrealized appreciation /
     (depreciation) of investments.................        776,898,715       326,272,321          477,876
                                                         -------------    --------------       ----------
   Net increase in net assets from operations......      1,257,118,912       774,737,932          590,004
                                                         -------------    --------------       ----------
FROM CONTRACT OWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
     Contributions.................................        485,617,488       453,359,975        9,395,788
     Transfers from other Funds and
       Guaranteed Interest Account.................        981,404,674       762,624,599       21,884,490
                                                         -------------    --------------       ----------
         Total.....................................      1,467,022,162     1,215,984,574       31,280,278
                                                         -------------    --------------       ----------
   Payments, Transfers and Charges:
     Annuity payments, withdrawals
       and death benefits..........................        326,957,672       220,362,060          315,298
     Transfers to other Funds and
       Guaranteed Interest Account.................        793,882,977       607,476,726        3,913,603
     Withdrawal and administrative charges.........          6,730,878         5,572,073            4,474
                                                         -------------    --------------       ----------
           Total...................................      1,127,571,527       833,410,859        4,233,375
                                                         -------------    --------------       ----------
   Net increase (decrease) in net assets from
     Contract Owners transactions..................        339,450,635       382,573,715       27,046,903
                                                         -------------    --------------       ----------
   Net (increase) decrease in amount retained by
     Equitable Life in Separate Account A (Note 3).         (5,291,673)       (2,598,917)        (462,377)
                                                         -------------    --------------       -----------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACT OWNERS.................      1,591,277,874     1,154,712,730       27,174,530

NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACT OWNERS.................      4,332,698,100     3,177,985,370               --
                                                        --------------    --------------       -----------
NET ASSETS -- END OF PERIOD (NOTE 1)                    $5,923,975,974    $4,332,698,100       $27,174,530
   ATTRIBUTABLE TO CONTRACT OWNERS.................     ===============   ==============       ===========

                                                                             EQUITY SERIES (CONTINUED):
                                                       -------------------------------------------------------------------
                                                                 ALLIANCE                           ALLIANCE
                                                                  GLOBAL                         INTERNATIONAL
                                                                   FUND                               FUND
                                                      --------------------------------   -------------------------------
                                                           1997            1996              1997            1996
                                                      ---------------- ---------------   --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:

   Net investment income (loss)....................     $  4,053,343    $  2,150,106      $  1,841,231     $   485,233
   Net realized gain (loss) on investments.........       44,106,582      22,308,566         8,984,846       2,972,966
   Change in unrealized appreciation /
     (depreciation) of investments.................        7,345,361      26,407,595       (15,797,804)      1,086,851
                                                         ------------    ------------      ------------    -----------
   Net increase in net assets from operations......       55,505,286      50,866,267        (4,971,727)      4,545,050
                                                         ------------    ------------      ------------    -----------
FROM CONTRACT OWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
     Contributions.................................       89,835,392     104,951,106        27,672,360      32,148,619
     Transfers from other Funds and
       Guaranteed Interest Account.................      100,167,043     115,437,667       151,532,780     132,166,698
                                                         ------------    ------------      ------------    -----------
         Total.....................................      190,002,435     220,388,773       179,205,140     164,315,317
                                                         ------------    ------------      ------------    -----------
   Payments, Transfers and Charges:
     Annuity payments, withdrawals
       and death benefits..........................       38,003,491      28,738,527         9,154,376       3,342,378
     Transfers to other Funds and
       Guaranteed Interest Account.................       93,151,966      61,058,782       143,958,994      83,376,653
     Withdrawal and administrative charges.........        1,013,918         724,468           226,612          60,421
                                                         ------------    ------------      ------------    -----------
           Total...................................      132,169,375      90,521,777       153,339,982      86,779,452
                                                         ------------    ------------      ------------    -----------
   Net increase (decrease) in net assets from
     Contract Owners transactions..................       57,833,060     129,866,996        25,865,158      77,535,865
                                                         ------------    ------------      ------------    -----------
   Net (increase) decrease in amount retained by
     Equitable Life in Separate Account A (Note 3).         (280,980)       (286,484)            8,298           5,549
                                                         ------------    ------------      ------------    -----------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACT OWNERS.................      113,057,366     180,446,779        20,901,729      82,086,464

NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACT OWNERS.................      495,454,265     315,007,486        97,187,560      15,101,096
                                                         ------------    ------------      ------------    -----------
NET ASSETS -- END OF PERIOD (NOTE 1)                     $608,511,631    $495,454,265      $118,089,289    $ 97,187,560
   ATTRIBUTABLE TO CONTRACT OWNERS.................      ============    ============      ============    ============


(a) Commenced operations on May 1, 1997.

See Notes to Financial Statements.

                                     FSA-14

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                 EQUITY SERIES (CONTINUED):
                                                         -----------------------------------------------------------------------
                                                                             MORGAN
                                                            T. ROWE         STANLEY
                                                             PRICE          EMERGING
                                                         INTERNATIONAL      MARKETS                    ALLIANCE
                                                             STOCK           EQUITY                AGGRESSIVE STOCK
                                                            FUND(A)         FUND(b)                      FUND
                                                         --------------   -------------   ------------------------------------
                                                             1997            1997              1997               1996
                                                         --------------   -------------   -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:

   Net investment income (loss)....................       $  (167,342)    $    15,148      $  (36,023,732)    $  (27,686,560)
   Net realized gain (loss) on investments.........        (1,454,589)       (875,317)        414,890,550        578,406,046
   Change in unrealized appreciation /
     (depreciation) of investments.................          (917,513)     (1,097,984)        (79,262,405)       (87,392,419)
                                                          -----------     -----------      --------------     --------------
   Net increase in net assets from operations......        (2,539,444)     (1,958,153)        299,604,413        463,327,067
                                                          -----------     -----------      --------------     --------------
FROM CONTRACT OWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
     Contributions.................................        11,943,016       2,087,150         378,453,001        390,313,679
     Transfers from other Funds and
       Guaranteed Interest Account.................        48,742,022      17,543,713       1,226,614,217      1,303,527,875
                                                          -----------     -----------      --------------     --------------
         Total.....................................        60,685,038      19,630,863       1,605,067,218      1,693,841,554
                                                          -----------     -----------      --------------     --------------
   Payments, Transfers and Charges:
     Annuity payments, withdrawals
       and death benefits..........................           551,644          38,081         223,777,455        154,410,598
     Transfers to other Funds and
       Guaranteed Interest Account.................        19,727,736      10,197,807       1,226,219,275      1,118,235,181
     Withdrawal and administrative charges.........            12,207           1,449           5,581,896          4,762,116
                                                          -----------     -----------      --------------     --------------
           Total...................................        20,291,587      10,237,337       1,455,578,626      1,277,407,895
                                                          -----------     -----------      --------------     --------------
   Net increase (decrease) in net assets from
     Contract Owners transactions..................        40,393,451       9,393,526         149,488,592        416,433,659
                                                          -----------     -----------      --------------     --------------
   Net (increase) decrease in amount retained by
     Equitable Life in Separate Account A (Note 3).            74,460       1,210,394            (445,491)          (596,353)
                                                          -----------     -----------      --------------     --------------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACT OWNERS.................        37,928,467       8,645,767         448,647,514        879,164,373

NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACT OWNERS.................                --              --       2,976,573,730      2,097,409,357
                                                          -----------     -----------      --------------     --------------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACT OWNERS.................       $37,928,467     $ 8,645,767      $3,425,221,244     $2,976,573,730
                                                          ===========     ===========      ==============     ==============

                                                                        EQUITY SERIES (CONTINUED):
                                                         ----------------------------------------------------
                                                             WARBURG
                                                             PINCUS           ALLIANCE       MFS EMERGING
                                                         SMALL COMPANY       SMALL CAP          GROWTH
                                                             VALUE             GROWTH         COMPANIES
                                                            FUND(A)           FUND(A)           FUND(A)
                                                         ---------------   ---------------   --------------
                                                             1997              1997              1997
                                                         --------------    ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:

   Net investment income (loss)....................      $   (233,472)      $  (226,153)      $   (59,318)
   Net realized gain (loss) on investments.........          (398,282)         2,928,197          410,582
   Change in unrealized appreciation /
     (depreciation) of investments.................            22,263         (1,564,649)         405,203
                                                         ------------       ------------      -----------
   Net increase in net assets from operations......          (609,491)         1,137,395          756,467
                                                         ------------       ------------      -----------
FROM CONTRACT OWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
     Contributions.................................        17,932,084         15,686,202       10,348,726
     Transfers from other Funds and
       Guaranteed Interest Account.................        95,994,086        134,506,874       41,158,325
                                                         ------------       ------------      -----------
         Total.....................................       113,926,170        150,193,076       51,507,051
                                                         ------------       ------------      -----------
   Payments, Transfers and Charges:
     Annuity payments, withdrawals
       and death benefits..........................           710,649            644,310          272,079
     Transfers to other Funds and
       Guaranteed Interest Account.................        44,374,048         87,128,302       20,257,025
     Withdrawal and administrative charges.........            13,343              7,383            3,323
                                                         ------------       ------------      -----------
           Total...................................        45,098,040         87,779,995       20,532,427
                                                         ------------       ------------      -----------
   Net increase (decrease) in net assets from
     Contract Owners transactions..................        68,828,130         62,413,081       30,974,624
                                                         ------------       ------------      -----------
   Net (increase) decrease in amount retained by
     Equitable Life in Separate Account A (Note 3).          (153,081)          (487,244)        (659,740)
                                                         ------------       ------------      -----------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACT OWNERS.................        68,065,558         63,063,232       31,071,351

NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACT OWNERS.................                --                 --               --
                                                         ------------       ------------      -----------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACT OWNERS.................      $ 68,065,558       $ 63,063,232      $31,071,351
                                                         ============       ============      ===========

(a) Commenced operations on May 1, 1997.
(b) Commenced operations on August 20, 1997.

See Notes to Financial Statements.

                                     FSA-15

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                               ASSET ALLOCATION SERIES:
                                                     ----------------------------------------------------------------------------
                                                              ALLIANCE                                      ALLIANCE
                                                            CONSERVATIVE            EQ/PUTNAM                GROWTH
                                                              INVESTORS             BALANCED                INVESTORS
                                                                FUND                 FUND(A)                  FUND
                                                     ---------------------------- --------------  ------------------------------
                                                         1997          1996           1997            1997           1996
                                                     ---------------------------- --------------  -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:

   Net investment income (loss)....................   $ 2,448,726   $ 2,631,006    $   129,710    $  7,374,359    $  5,106,790
   Net realized gain (loss) on investments.........     3,730,623     2,242,475        115,430      38,624,261      52,452,931
   Change in unrealized appreciation /
     (depreciation) of investments.................     3,477,016    (1,503,698)       602,835      40,925,116      (9,867,072)
                                                      -----------   -----------    -----------    ------------    ------------
   Net increase in net assets from operations......     9,656,365     3,369,783        847,975      86,923,736      47,692,649
                                                      -----------   -----------    -----------    ------------    ------------
FROM CONTRACT OWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
     Contributions.................................    11,365,584    22,119,111      3,699,337      96,835,654     130,147,052
     Transfers from other Funds and
       Guaranteed Interest Account.................     8,530,415     8,707,223     15,752,330      86,565,969     121,414,460
                                                      -----------   -----------    -----------    ------------    ------------
         Total.....................................    19,895,999    30,826,334     19,451,667     183,401,623     251,561,512
                                                      -----------   -----------    -----------    ------------    ------------
   Payments, Transfers and Charges:
     Annuity payments, withdrawals
       and death benefits..........................     7,295,059     5,546,973        192,650      39,593,409      25,722,728
     Transfers to other Funds and
       Guaranteed Interest Account.................    14,511,104    14,201,772      7,250,221      76,718,000      49,453,027
     Withdrawal and administrative charges.........       162,391       149,752          1,654       1,162,210         776,045
                                                      -----------   -----------    -----------    ------------    ------------
           Total...................................    21,968,554    19,898,497      7,444,525     117,473,619      75,951,800
                                                      -----------   -----------    -----------    ------------    ------------
   Net increase (decrease) in net assets from
     Contract Owners transactions..................    (2,072,555)   10,927,837     12,007,142      65,928,004     175,609,712
                                                      -----------   -----------    -----------    ------------    ------------
   Net (increase) decrease in amount retained by
     Equitable Life in Separate Account A (Note 3).      (172,151)      (72,280)      (434,093)       (551,891)       (212,924)
                                                      -----------   -----------    -----------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACT OWNERS.................     7,411,659    14,225,340     12,421,024     152,299,849     223,089,437

NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACT OWNERS.................    85,251,552    71,026,212             --     529,410,629     306,321,192
                                                      -----------   -----------    -----------    ------------    ------------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACT OWNERS.................   $92,663,211   $85,251,552    $12,421,024    $681,710,478    $529,410,629
                                                      ===========   ===========    ===========    ============    ============

                                                                     ASSET ALLOCATION SERIES:
                                                     -------------------------------------------------
                                                                 ALLIANCE               MERRILL LYNCH
                                                                 BALANCED               WORLD STRATEGY
                                                                   FUND                   FUND(A)
                                                     ---------------------------------  --------------
                                                          1997             1996             1997
                                                     ---------------- ----------------  --------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:

   Net investment income (loss)....................  $   23,301,713   $   19,667,360     $   16,034
   Net realized gain (loss) on investments.........      79,099,392      100,889,344         33,737
   Change in unrealized appreciation /
     (depreciation) of investments.................      45,961,244      (15,177,682)      (153,612)
                                                     --------------   --------------     ----------
   Net increase in net assets from operations......     148,362,349      105,379,022       (103,841)
                                                     --------------   --------------     ----------
FROM CONTRACT OWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
     Contributions.................................      84,629,925      102,324,455      1,913,915
     Transfers from other Funds and
       Guaranteed Interest Account.................     112,630,041      107,478,067      8,826,145
                                                     --------------   --------------     ----------
         Total.....................................     197,259,966      209,802,522     10,740,060
                                                     --------------   --------------     ----------
   Payments, Transfers and Charges:
     Annuity payments, withdrawals
       and death benefits..........................      96,288,584       78,989,041        156,911
     Transfers to other Funds and
       Guaranteed Interest Account.................     170,604,239      154,003,205      4,913,746
     Withdrawal and administrative charges.........       1,889,094        2,085,995            622
                                                     --------------   --------------     ----------
           Total...................................     268,781,917      235,078,241      5,071,279
                                                     --------------   --------------     ----------
   Net increase (decrease) in net assets from
     Contract Owners transactions..................     (71,521,951)     (25,275,719)     5,668,781
                                                     --------------   --------------     ----------
   Net (increase) decrease in amount retained by
     Equitable Life in Separate Account A (Note 3).        (620,223)        (481,189)      (139,641)
                                                     --------------   --------------     ----------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACT OWNERS.................      76,220,175       79,622,114      5,425,299

NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACT OWNERS.................   1,121,735,842    1,042,113,728             --
                                                     --------------   --------------     ----------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACT OWNERS.................  $1,197,956,017   $1,121,735,842     $5,425,299
                                                     ==============   ==============     ==========


(a) Commenced operations on May 1, 1997.

See Notes to Financial Statements.

                                     FSA-16

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1997


1.  General


    The Equitable Life Assurance Society of the United States (Equitable Life) Separate Account A (The Account) is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Account consists of twenty-four investment funds (Funds): Alliance Money Market Fund, Alliance Intermediate Government Securities Fund, Alliance Quality Bond Fund, Alliance High Yield Fund, T. Rowe Price Equity Income Fund, EQ/Putnam Growth & Income Value Fund, Alliance Growth & Income Fund, Alliance Equity Index Fund, Merrill Lynch Basic Value Equity Fund, Alliance Common Stock Fund, MFS Research Fund, Alliance Global Fund, Alliance International Fund, T. Rowe Price International Stock Fund, Morgan Stanley Emerging Markets Equity Fund, Alliance Aggressive Stock Fund, Warburg Pincus Small Company Value Fund, Alliance Small Cap Growth Fund, MFS Emerging Growth Companies Fund, Alliance Conservative Investors Fund, EQ/Putnam Balanced Fund, Alliance Growth Investors Fund, Alliance Balanced Fund and Merrill Lynch World Strategy Fund. The assets in each fund are invested in shares of a corresponding portfolio (Portfolio) of a mutual fund, Class IA shares of The Hudson River Trust (HR Trust) or Class IB shares of EQ Advisors Trust (EQ Trust) (Collectively known as the Trusts). Class IA shares are offered by the Funds at net asset value and are not subject to distribution fees imposed pursuant to a distribution plan. Class IB shares are offered by the Fund at net asset value and are subject to distribution fees imposed under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Trusts are open-end, diversified investment management companies that invest separate account assets of insurance companies.


    The Account is used to fund benefits under certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST Contracts), group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

    The net assets of the Account are not chargeable with liabilities arising out of any other business Equitable Life may conduct. The excess of assets over reserves and other contract liabilities, if any, in the Account may be transferred to Equitable Life's General Account.


2.  Significant Accounting Policies

    The accompanying financial statements are prepared in conformity with generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    Investments are made in shares of the Trust and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by the Trust using the market or fair value of the underlying assets of the Portfolio less liabilities.

    Investment transactions are recorded on the trade date. Realized gains and losses include (1) gains and losses on redemptions of the Trust's shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on Trust investment transactions which are distributed by the Trusts at the end of each year and automatically reinvested in additional shares. Dividends are recorded by HR Trust at the end of each quarter and by EQ Trust in the fourth quarter on the ex-dividend date. Capital gains are distributed by the Trust at the end of year.

    No Federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no Federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required.

                                     FSA-17

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


3.     Asset Charges


    The following charges are made directly against the daily net assets of the Account and are reflected daily in the computation of the accumulation unit values of the Contracts:


                                                                                                                         EQUI-VEST
                                                                     MOMENTUM                                            SERIES 300
                                  EQUI-VEST/MOMENTUM                   PLUS             OLD              EQUIPLAN          & 400
                                      CONTRACTS                      CONTRACTS       CONTRACTS           CONTRACTS       CONTRACTS
                         ------------------------------------   --------------- ----------------   -------------------- ------------
                                                                                                     Common Stock and
                         Alliance Money Market,                                     Common Stock       Intermediate
                           Alliance Balanced,         All                               and             Government
                          Alliance Common Stock      Other                         Money Market         Securities
                                  Funds              Funds           All Funds        Funds               Funds          All Funds
                         ------------------------ ------------      ----------- ----------------   -------------------- ------------
Death Benefits........            0.05%               0.05%            --              0.05%                0.05%           --
Mortality Risks.......            0.30%               0.30%           0.50%            0.45%                0.45%          0.60%
Expenses..............            0.60%               0.60%           0.25%            0.16%                0.16%        0.24/0.25%
Expense Risks.........            0.30%               0.15%           0.60%            0.08%                0.08%          0.50%
Financial Accounting..            0.24%               0.24%            --               --                   --             --


    During 1997, Equitable Life charged EQUI-VEST Series 300 and 400 Contracts 0.24% against the assets of the HR and EQ Funds for expenses, except as noted. This voluntary expense limitation discounted from 0.25% to 0.24% may be discontinued by Equitable Life at its discretion. Equitable Life charged EQUI-VEST Series 300 and 400 0.25% against the assets of the Alliance Money Market Fund, the Alliance Common Stock Fund, the Alliance Aggressive Stock Fund, and the Alliance Balanced Funds.

    The above charges may be retained in the Account by Equitable Life and, to the extent retained, participate in the net investment results of the Trust ratably with assets attributable to the Contracts.

    Since the Trust shares are valued at their net asset value, investment advisory fees and direct operating expenses of the Trust are, in effect, passed on to the Account and are reflected in the computation of the accumulation unit values of the Contracts.

    Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trust for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST and Momentum Contracts for the Alliance Money Market Fund, the Alliance Common Stock Fund, the Alliance Aggressive Stock Fund, the Alliance Balanced Funds and 1% for the Old Contracts and EQUIPLAN Contracts.

    Under the Contracts, the total charges may be reallocated among the various expense categories. Equitable Life, however, intends to limit any possible reallocation to include only the expense risks, mortality risks and death benefit charges.

4.  Contributions, Payments, Transfers and Charges

    Contributions represent participant contributions under EQUI-VEST, Momentum, Momentum Plus and EQUI-VEST Series 300 and 400 Contracts (but excludes amounts allocated to the Guaranteed Interest Account, which are reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) reduced by applicable deductions, charges and state premium taxes. Contributions also include amounts applied to purchase variable annuities. Transfers are amounts that participants have directed to be moved among the Funds, including permitted transfers to and from the Guaranteed Interest Account, which is part of Equitable Life's General Account.

    Variable annuity payments and death benefits are payments to participants and beneficiaries made under the terms of the Contracts. Withdrawals are amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are the deferred contingent withdrawal charges that apply to certain withdrawals under EQUI-VEST, Momentum, Momentum Plus and EQUI-VEST Series 300 and 400 Contracts. Administrative charges, if applicable, are deducted annually under EQUI-VEST, EQUIPLAN and Old Contracts and quarterly under Momentum, Momentum Plus and EQUI-VEST Series 300 and 400 Contracts.

                                     FSA-18

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


4.     Contributions, Payments, Transfers and Charges (Continued):

       Accumulation units issued and redeemed during the periods indicated were:

                                                                                                         Years Ended
                                                                                                        December 31,
                                                                                          ------------------------------------------
                                                                                               1997                         1996
Fixed Income Series:
ALLIANCE MONEY MARKET FUND
--------------------------
Issued        --     EQUI-VEST Contracts...............................................      837,383                      471,698
                     Momentum Contracts................................................      483,055                      508,189
                     Momentum Plus Contracts 135 BP....................................      588,908                      812,388
                     Momentum Plus Contracts 100 BP....................................       10,050                       40,920
                     Old Contracts.....................................................      120,867                        4,948
                     EQUI-VEST Series 300 and 400 Contracts............................      258,260                      245,758
Redeemed      --     EQUI-VEST Contracts...............................................      877,393                      479,069
                     Momentum Contracts................................................      415,858                      456,078
                     Momentum Plus Contracts 135 BP....................................      564,110                      804,620
                     Momentum Plus Contracts 100 BP....................................       10,333                       27,829
                     Old Contracts.....................................................        1,572                       15,490
                     EQUI-VEST Series 300 and 400 Contracts............................      277,148                      162,153

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND
------------------------------------------------
Issued        --     Momentum Contracts................................................        5,215                        5,037
                     Momentum Plus Contracts 135 BP....................................       29,724                       30,826
                     Momentum Plus Contracts 100 BP....................................          804                        2,792
                     EQUIPLAN Contracts................................................       49,549                       13,023
                     EQUI-VEST Series 300 and 400 Contracts............................      105,144                      103,536
Redeemed      --     Momentum Contracts................................................        4,851                        2,248
                     Momentum Plus Contracts 135 BP....................................       31,521                       37,473
                     Momentum Plus Contracts 100 BP....................................          813                          336
                     EQUIPLAN Contracts................................................            2                        8,091
                     EQUI-VEST Series 300 and 400 Contracts............................       50,075                       46,208

ALLIANCE QUALITY BOND FUND
--------------------------
Issued        --     Momentum Contracts................................................        7,848                        4,794
                     Momentum Plus Contracts 135 BP....................................       22,668                       21,227
                     Momentum Plus Contracts 100 BP....................................          449                        1,393
                     EQUI-VEST Series 300 and 400 Contracts............................      167,788                      145,134
Redeemed      --     Momentum Contracts................................................        5,005                        1,778
                     Momentum Plus Contracts 135 BP....................................       12,495                       10,306
                     Momentum Plus Contracts 100 BP....................................          636                           47
                     EQUI-VEST Series 300 and 400 Contracts............................       80,367                       84,488

                                     FSA-19

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997



4.     Contributions, Payments, Transfers and Charges (Continued):

                                                                                                           Years Ended
                                                                                                           December 31,
                                                                                             ---------------------------------------
                                                                                                 1997                       1996
                                                                                             --------------            -------------
ALLIANCE HIGH YIELD FUND
------------------------
Issued         --       Momentum Contracts................................................      17,805                     12,054
                        Momentum Plus Contracts 135 BP....................................      62,992                     50,342
                        Momentum Plus Contracts 100 BP....................................       1,622                      5,597
                        EQUI-VEST Series 300 and 400 Contracts............................     726,147                    347,167
Redeemed       --       Momentum Contracts................................................       6,772                      1,584
                        Momentum Plus Contracts 135 BP....................................      42,608                     26,154
                        Momentum Plus Contracts 100 BP....................................       1,327                        478
                        EQUI-VEST Series 300 and 400 Contracts............................     338,338                    112,750
Equity Series:
T. ROWE PRICE EQUITY INCOME FUND
--------------------------------
Issued         --       EQUI-VEST Series 300 and 400 Contracts............................     554,196                         --
Redeemed       --       EQUI-VEST Series 300 and 400 Contracts............................      79,255                         --

EQ/PUTNAM GROWTH & INCOME VALUE FUND
------------------------------------
Issued         --       EQUI-VEST Series 300 and 400 Contracts............................     273,498                         --
Redeemed       --       EQUI-VEST Series 300 and 400 Contracts............................      23,834                         --

ALLIANCE GROWTH & INCOME FUND
-----------------------------
Issued         --       Momentum Contracts................................................      45,474                     32,378
               --       Momentum Plus Contracts 135 BP....................................     116,065                     80,062
                        Momentum Plus Contracts 100 BP....................................       3,889                      3,154
                        Momentum Plus Contracts 90 BP.....................................       1,441                         --
                        EQUI-VEST Series 300 and 400 Contracts............................   1,286,205                    769,435
Redeemed       --       Momentum Contracts................................................      17,193                      8,397
                        Momentum Plus Contracts 135 BP....................................      46,155                     26,343
                        Momentum Plus Contracts 100 BP....................................       2,901                        126
                        Momentum Plus Contracts 90 BP.....................................         337                         --
                        EQUI-VEST Series 300 and 400 Contracts............................     462,065                    291,623

                                     FSA-20

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997



4.     Contributions, Payments, Transfers and Charges (Continued):

                                                                                                           Years Ended
                                                                                                          December 31,
                                                                                           -----------------------------------------
                                                                                                1997                       1996
                                                                                           --------------             --------------
ALLIANCE EQUITY INDEX FUND
--------------------------
Issued        --     EQUI-VEST Series 300 and 400 Contracts............................      2,967,392                  1,866,091
Redeemed      --     EQUI-VEST Series 300 and 400 Contracts............................      1,768,139                    971,325

MERRILL LYNCH BASIC VALUE EQUITY FUND
-------------------------------------
Issued        --     EQUI-VEST Series 300 and 400 Contracts............................        177,242                         --
Redeemed      --     EQUI-VEST Series 300 and 400 Contracts............................         32,592                         --

ALLIANCE COMMON STOCK FUND
--------------------------
Issued        --     EQUI-VEST Contracts...............................................      4,383,156                  4,329,571
                     Momentum Contracts................................................        204,382                    243,637
                     Momentum Plus Contracts 135 BP....................................        545,202                    597,453
                     Momentum Plus Contracts 100 BP....................................         41,653                    157,605
                     Momentum Plus Contracts 90 BP.....................................          6,431                         --
                     Old Contracts.....................................................        301,258                        728
                     EQUIPLAN Contracts................................................         86,999                        303
                     EQUI-VEST Series 300 and 400 Contracts............................      1,968,780                  2,233,005
Redeemed      --     EQUI-VEST Contracts...............................................      3,930,073                  3,688,353
                     Momentum Contracts................................................        134,959                    127,310
                     Momentum Plus Contracts 135 BP....................................        354,590                    264,968
                     Momentum Plus Contracts 100 BP....................................        142,434                     17,583
                     Momentum Plus Contracts 90 BP.....................................          1,552                         --
                     Old Contracts.....................................................          3,085                     42,438
                     EQUIPLAN Contracts................................................          1,986                     12,375
                     EQUI-VEST Series 300 and 400 Contracts............................        660,995                    764,368

                                     FSA-21

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997



4.  Contributions, Payments, Transfers and Charges (Continued):

                                                                                                           Years Ended
                                                                                                          December 31,
                                                                                            ----------------------------------------
                                                                                                1997                       1996
                                                                                            --------------             -------------
MFS RESEARCH FUND
-----------------
Issued        --     EQUI-VEST Series 300 and 400 Contracts............................        273,002                         --
Redeemed      --     EQUI-VEST Series 300 and 400 Contracts............................         36,730                         --

ALLIANCE GLOBAL FUND
--------------------
Issued        --     Momentum Contracts................................................         67,282                     69,785
                     Momentum Plus Contracts 135 BP....................................        173,371                    226,890
                     Momentum Plus Contracts 100 BP....................................          3,421                     14,214
                     Momentum Plus Contracts 90 BP.....................................          2,872                         --
                     EQUI-VEST Series 300 and 400 Contracts............................      1,087,193                  1,395,485
Redeemed      --     Momentum Contracts................................................         36,989                     15,804
                     Momentum Plus Contracts 135 BP....................................        151,688                    158,197
                     Momentum Plus Contracts 100 BP....................................          3,187                      1,356
                     Momentum Plus Contracts 90 BP.....................................            468                         --
                     EQUI-VEST Series 300 and 400 Contracts............................        712,463                    521,429

ALLIANCE INTERNATIONAL FUND
---------------------------
Issued        --     Momentum Contracts................................................         23,465                     21,296
                     Momentum Plus Contracts 135 BP....................................         61,102                     61,499
                     Momentum Plus Contracts 100 BP....................................          8,513                     26,479
                     Momentum Plus Contracts 90 BP.....................................          1,175                         --
                     EQUI-VEST Series 300 and 400 Contracts............................      1,473,483                  1,395,292
Redeemed      --     Momentum Contracts................................................         10,479                      2,534
                     Momentum Plus Contracts 135 BP....................................         25,904                     10,691
                     Momentum Plus Contracts 100 BP....................................         25,384                      5,744
                     Momentum Plus Contracts 90 BP.....................................            387                         --
                     EQUI-VEST Series 300 and 400 Contracts............................      1,268,707                    772,701

T. ROWE PRICE INTERNATIONAL STOCK FUND
--------------------------------------
Issued        --     EQUI-VEST Series 300 and 400 Contracts............................        590,328                         --
Redeemed      --     EQUI-VEST Series 300 and 400 Contracts............................        201,762                         --

                                     FSA-22

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997



4.     Contributions, Payments, Transfers and Charges (Continued):

                                                                                                           Years Ended
                                                                                                          December 31,
                                                                                           -----------------------------------------
                                                                                                1997                        1996
                                                                                           --------------              -------------
MORGAN STANLEY EMERGING MARKETS EQUITY FUND
------------------------------------------
Issued        --     EQUI-VEST Series 300 and 400 Contracts............................         228,577                         --
Redeemed      --     EQUI-VEST Series 300 and 400 Contracts............................         119,707                         --

ALLIANCE AGGRESSIVE STOCK FUND
------------------------------
Issued        --     EQUI-VEST Contracts...............................................      12,306,387                 15,729,861
                     Momentum Contracts................................................         663,082                    640,809
                     Momentum Plus Contracts 135 BP....................................         574,827                    611,656
                     Momentum Plus Contracts 100 BP....................................          36,380                    124,790
                     Momentum Plus Contracts 90 BP.....................................           9,299                         --
                     EQUI-VEST Series 300 and 400 Contracts............................       2,341,814                  2,252,325
Redeemed      --     EQUI-VEST Contracts...............................................      12,221,170                 13,605,973
                     Momentum Contracts................................................         506,394                    329,415
                     Momentum Plus Contracts 135 BP....................................         369,618                    259,855
                     Momentum Plus Contracts 100 BP....................................         107,896                     15,823
                     Momentum Plus Contracts 90 BP.....................................           2,386                         --
                     EQUI-VEST Series 300 and 400 Contracts............................       1,583,469                  1,094,154

WARBURG PINCUS SMALL COMPANY VALUE FUND
---------------------------------------
Issued        --     EQUI-VEST Series 300 and 400 Contracts............................         944,293                         --
Redeemed      --     EQUI-VEST Series 300 and 400 Contracts............................         367,754                         --

ALLIANCE SMALL CAP GROWTH FUND
------------------------------
Issued        --     Momentum Contracts................................................           6,275                         --
                     Momentum Plus Contracts 135 BP....................................           8,595                         --
                     Momentum Plus Contracts 90 BP.....................................             466                         --
                     EQUI-VEST Series 300 and 400 Contracts............................       1,187,782                         --
Redeemed      --     Momentum Contracts................................................             139                         --
                     Momentum Plus Contracts 135 BP....................................             743                         --
                     EQUI-VEST Series 300 and 400 Contracts............................         700,040                         --

                                     FSA-23

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997



4.     Contributions, Payments, Transfers and Charges (Continued):

                                                                                                           Years Ended
                                                                                                          December 31,
                                                                                            ----------------------------------------
                                                                                                 1997                       1996
                                                                                            --------------             -------------
MFS EMERGING GROWTH COMPANIES FUND
----------------------------------
Issued        --     EQUI-VEST Series 300 and 400 Contracts............................        424,497                         --
Redeemed      --     EQUI-VEST Series 300 and 400 Contracts............................        168,426                         --

ALLIANCE CONSERVATIVE INVESTORS FUND
------------------------------------
Issued        --     Momentum Contracts................................................          8,745                     10,705
                     Momentum Plus Contracts 135 BP....................................         45,283                     55,120
                     Momentum Plus Contracts 100 BP....................................          1,777                      5,947
                     EQUI-VEST Series 300 and 400 Contracts............................        114,868                    200,840
Redeemed      --     Momentum Contracts................................................          4,397                      3,249
                     Momentum Plus Contracts 135 BP....................................         52,105                     47,599
                     Momentum Plus Contracts 100 BP....................................          1,102                      1,318
                     EQUI-VEST Series 300 and 400 Contracts............................        128,454                    125,486

EQ/PUTNAM BALANCED FUND
-----------------------
Issued        --     EQUI-VEST Series 300 and 400 Contracts............................        175,775                         --
Redeemed      --     EQUI-VEST Series 300 and 400 Contracts............................         66,296                         --

ALLIANCE GROWTH INVESTORS FUND
------------------------------
Issued        --     Momentum Contracts................................................         70,069                     69,706
                     Momentum Plus Contracts 135 BP....................................        206,206                    277,255
                     Momentum Plus Contracts 100 BP....................................          3,369                     15,724
                     Momentum Plus Contracts 90 BP.....................................          2,935                         --
                     EQUI-VEST Series 300 and 400 Contracts............................      1,019,421                  1,654,096
Redeemed      --     Momentum Contracts................................................         33,111                     16,841
                     Momentum Plus Contracts 135 BP....................................        138,201                    143,744
                     Momentum Plus Contracts 100 BP....................................          3,482                      1,072
                     Momentum Plus Contracts 90 BP.....................................          1,446                         --
                     EQUI-VEST Series 300 and 400 Contracts............................        640,400                    441,519

                                     FSA-24

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997



4.     Contributions, Payments, Transfers and Charges (Concluded):

                                                                                                           Years Ended
                                                                                                          December 31,
                                                                                            ----------------------------------------
                                                                                                  1997                      1996
                                                                                            --------------             -------------
ALLIANCE BALANCED FUND
----------------------
Issued        --     EQUI-VEST Contracts...............................................        3,643,409                4,328,191
                     Momentum Contracts................................................          272,369                  344,030
                     Momentum Plus Contracts 135 BP....................................          168,722                  200,165
                     Momentum Plus Contracts 100 BP....................................           15,895                   55,952
                     Momentum Plus Contracts 90 BP.....................................            2,030                       --
                     EQUI-VEST Series 300 and 400 Contracts............................          263,741                  274,681
Redeemed      --     EQUI-VEST Contracts...............................................        5,926,775                6,220,763
                     Momentum Contracts................................................          277,292                  243,591
                     Momentum Plus Contracts 135 BP....................................          131,565                  118,387
                     Momentum Plus Contracts 100 BP....................................           52,839                    7,610
                     Momentum Plus Contracts 90 BP.....................................            1,298                       --
                     EQUI-VEST Series 300 and 400 Contracts............................          156,561                  112,296

MERRILL LYNCH WORLD STRATEGY FUND
---------------------------------
Issued        --     EQUI-VEST Series 300 and 400 Contracts............................           98,231                       --
Redeemed      --     EQUI-VEST Series 300 and 400 Contracts............................           45,952                       --

                                     FSA-25

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


5.  Net Assets

    Net assets consist of: (i) net assets attributable to Contracts in the accumulation period, which are represented by Contract accumulation units outstanding multiplied by net unit values and (ii) actuarial reserves and other liabilities attributable to Contracts in the payout period which are not represented by accumulation units or unit values.

    Listed below are components of net assets:


                                                       FIXED INCOME SERIES                                   EQUITY SERIES
                                 -----------------------------------------------------------------   ------------------------------
                                                     ALLIANCE                                                           EQ/PUTNAM
                                                   INTERMEDIATE                                         T. ROWE         GROWTH &
                                   ALLIANCE         GOVERNMENT       ALLIANCE        ALLIANCE HIGH      PRICE            INCOME
                                    MONEY           SECURITIES      QUALITY BOND         YIELD          EQUITY            VALUE
                                 MARKET FUND          FUND             FUND              FUND          INCOME FUND         FUND
                                 -------------    -------------   --------------   ---------------   --------------   -------------
Net assets attributable
   to EQUI-VEST
   Contracts in
   accumulation period........     28,630,592               --               --                --               --              --
Net assets attributable
   to Old Contracts in
   accumulation period........      4,189,205               --               --                --               --              --
Net assets attributable
   to EQUIPLAN
   Contracts in
   accumulation period........             --        2,716,528               --                --               --              --
Net assets attributable
   to Momentum
   Contracts in
   accumulation period........      9,048,240        1,229,416        1,212,237         4,617,656               --              --
Net assets attributable
   to Momentum Plus
   Contracts 135 BP in
   accumulation period........     37,749,123        8,815,249        4,783,603        18,859,053               --              --
Net assets attributable
   to Momentum Plus
   Contracts 100 BP in
   accumulation period........             --          274,922          136,288           809,324               --              --
Net assets attributable
   to Momentum Plus
   Contracts 90 BP in
   accumulation period........      1,412,220               --               --                --               --              --
Net assets attributable
   to EQUI-VEST Series 300
   & 400 Contracts in
   accumulation period........     16,842,138       23,975,250       34,339,271       133,635,037       57,484,892      28,754,728
Actuarial reserves,
   financial reserves, and
   other contract
   liabilities
   attributable to
   Contracts in payout........             --            2,624          177,761           292,462               --              --
                                  -----------      -----------      -----------      ------------      -----------     -----------
                                  $97,871,518      $37,013,989      $40,649,160      $158,213,532      $57,484,892     $28,754,728
                                  ===========      ===========      ===========      ============      ===========     ===========


                                     FSA-26

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


5.  Net Assets (Continued):

                                                                       EQUITY SERIES (CONTINUED)
                                ----------------------------------------------------------------------------------------------------
                                  ALLIANCE        ALLIANCE        MERRILL
                                  GROWTH &         EQUITY       LYNCH BASIC         ALLIANCE                            ALLIANCE
                                   INCOME           INDEX          VALUE          COMMON STOCK      MFS RESEARCH         GLOBAL
                                    FUND            FUND        EQUITY FUND           FUND              FUND              FUND
                                --------------  --------------  -------------    ----------------   --------------   ---------------
Net assets attributable
   to EQUI-VEST
   Contracts in
   accumulation period........            --              --             --       4,410,526,160               --                --
Net assets attributable
   to Old Contracts in
   accumulation period........            --              --             --          97,099,845               --                --
Net assets attributable
   to EQUIPLAN
   Contracts in
   accumulation period........            --              --             --          29,158,614               --                --
Net assets attributable
   to Momentum
   Contracts in
   accumulation period........    12,372,665      20,100,426             --         149,357,161               --        22,261,752
Net assets attributable
   to Momentum Plus
   Contracts 135 BP in
   accumulation period........    32,871,014      49,512,169             --         246,774,664               --        71,745,486
Net assets attributable
   to Momentum Plus
   Contracts 100 BP in
   accumulation period........       542,065         910,494             --           6,002,465               --         1,542,816
Net assets attributable
   to Momentum Plus
   Contracts 90 BP in
   accumulation period........       160,600         494,802             --             724,146               --           293,574
Net assets attributable
   to EQUI-VEST Series 300
   & 400 Contracts in
   accumulation period........   322,669,974     576,476,443     16,775,544         944,084,494       27,174,530       511,706,502
Actuarial reserves,
   financial reserves and
   other contract
   liabilities
   attributable to
   Contracts in payout........     1,267,949       1,392,561             --          40,248,425               --           961,501
                                ------------    ------------    -----------      --------------      -----------      ------------
                                $369,884,267    $648,886,895    $16,775,544      $5,923,975,974      $27,174,530      $608,511,631
                                ============    ============    ===========      ==============      ===========      ============

                                     FSA-27

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


5.  Net Assets (Continued):

                                                                    EQUITY SERIES (CONTINUED)
                               ---------------------------------------------------------------------------------------------------
                                                   T. ROWE           MORGAN                              WARBURG
                                                    PRICE           STANLEY           ALLIANCE        PINCUS SMALL       ALLIANCE
                                 ALLIANCE        INTERNATIONAL      EMERGING         AGGRESSIVE          COMPANY          SMALL
                               INTERNATIONAL        STOCK            MARKETS            STOCK              VALUE            CAP
                                   FUND              FUND         EQUITY FUND           FUND              FUND         GROWTH FUND
                               --------------    -------------    -------------   -----------------   --------------   -------------
Net assets attributable
   to EQUI-VEST
   Contracts in
   accumulation period........            --               --               --       2,543,630,247               --              --
Net assets attributable
   to Old Contracts in                                                                          --
   accumulation period........            --               --               --                                   --              --
Net assets attributable
   to EQUIPLAN
   Contracts in
   accumulation period........            --               --               --                  --               --              --
Net assets attributable
   to Momentum
   Contracts in
   accumulation period........     3,478,117               --               --         130,445,811               --         770,364
Net assets attributable
   to Momentum Plus
   Contracts 135 BP in
   accumulation period........     9,194,987               --               --         209,848,220               --         985,779
Net assets attributable
   to Momentum Plus
   Contracts 100 BP in
   accumulation period........       349,606               --               --           4,875,759               --              --
Net assets attributable
   to Momentum Plus
   Contracts 90 BP in
   accumulation period........        82,473               --               --             825,522               --          58,653
Net assets attributable
   to EQUI-VEST Series 300
   & 400 Contracts in
   accumulation period........   104,469,920       37,928,467        8,645,767         526,973,693       68,065,558      61,236,251
Actuarial reserves,
   financial reserves and
   other contract
   liabilities
   attributable to
   Contracts in payout........       514,186               --               --           8,621,992               --          12,185
                                ------------      -----------       ----------      --------------      -----------     -----------
                                $118,089,289      $37,928,467       $8,645,767      $3,425,221,244      $68,065,558     $63,063,232
                                ============      ===========       ==========      ==============      ===========     ===========

                                     FSA-28

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


5.  Net Assets (Continued):

                                 EQUITY SERIES (CONCLUDED)                           ASSETS ALLOCATION SERIES
                               ------------------------------   --------------------------------------------------------------------
                                   MFS
                                 EMERGING         ALLIANCE                                                               MERRILL
                                  GROWTH        CONSERVATIVE                       ALLIANCE                           LYNCH WORLD
                                COMPANIES        INVESTORS        EQ/PUTNAM          GROWTH            ALLIANCE          STRATEGY
                                   FUND             FUND        BALANCED FUND    INVESTORS FUND     BALANCED FUND          FUND
                               -------------    -------------   --------------   ---------------   -----------------   -------------
Net assets attributable
   to EQUI-VEST
   Contracts in
   accumulation period........           --               --               --                --       1,006,566,451              --
Net assets attributable
   to Old Contracts in
   accumulation period........           --               --               --                --                  --              --
Net assets attributable
   to EQUIPLAN
   Contracts in
   accumulation period........           --               --               --                --                  --              --
Net assets attributable
   to Momentum
   Contracts in
   accumulation period........           --        2,932,016               --        22,609,452          40,673,022              --
Net assets attributable
   to Momentum Plus
   Contracts 135 BP in
   accumulation period........           --       16,048,869               --        85,908,116          59,761,156              --
Net assets attributable
   to Momentum Plus
   Contracts 100 BP in
   accumulation period........           --          651,178               --         1,842,069           1,353,282              --
Net assets attributable
   to Momentum Plus
   Contracts 90 BP in
   accumulation period........           --               --               --           188,657              89,772              --
Net assets attributable
   to EQUI-VEST Series 300
   & 400 Contracts in
   accumulation period........   31,071,351       72,446,188       12,421,024       569,316,879          88,622,534       5,425,299
Actuarial reserves,
   financial reserves and
   other contract
   liabilities
   attributable to
   Contracts in payout........           --          584,960               --         1,845,305             889,800              --
                                -----------      -----------      -----------      ------------      --------------      ----------
                                $31,071,351      $92,663,211      $12,421,024      $681,710,478      $1,197,956,017      $5,425,299
                                ===========      ===========      ===========      ============      ==============      ==========

                                     FSA-29

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values

    Shown below is accumulation unit value information for units outstanding.

                   ALLIANCE MONEY MARKET FUND -- OLD CONTRACTS

                                                                   YEARS ENDED DECEMBER 31,
                                    ----------------------------------------------------------------------------------------
                                     1997     1996     1995     1994     1993     1992     1991     1990     1989     1988
                                    -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Unit value, beginning of period.    $33.52   $32.00   $30.44   $29.43   $28.75   $27.92   $26.47   $24.59   $22.66   $21.23
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
Unit value, end of period.......    $35.12   $33.52   $32.00   $30.44   $29.43   $28.75   $27.92   $26.47   $24.59   $22.66
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
Number of units outstanding,
   end of period (000's)........       119      129      140      147      168      204      246      289      310      339
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======

         ALLIANCE MONEY MARKET FUND -- EQUI-VEST / MOMENTUM** CONTRACTS

                                                                   YEARS ENDED DECEMBER 31,
                                    ----------------------------------------------------------------------------------------
                                     1997     1996     1995     1994     1993     1992     1991     1990     1989     1988
                                    -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Unit value, beginning of period.    $28.28   $27.22   $26.08   $25.41   $25.01   $24.48   $23.38   $21.89   $20.32   $19.18
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
Unit value, end of period.......    $29.41   $28.28   $27.22   $26.08   $25.41   $25.01   $24.48   $23.38   $21.89   $20.32
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
Number of  EQUI-VEST units
    outstanding, end of period
    (000's).....................       973    1,013    1,021    1,000    1,065    1,201    1,325    1,307    1,045      656
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
Number of Momentum units
   outstanding, end of
   period (000's)...............       308      240      188      166       56
                                    ======   ======   ======   ======   ======

         ALLIANCE MONEY MARKET FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                            YEARS ENDED DECEMBER 31,                     SEPTEMBER 9, 1993*
                                                     ---------------------------------------
                                                                                                        TO DECEMBER 31, 1993
                                                      1997      1996       1995      1994
                                                     -------   -------   --------   -------            -----------------------
Unit value, beginning of period..................    $111.75   $107.55    $103.10   $100.47                     $100.00
                                                     =======   =======   ========   =======                     =======
Unit value, end of period........................    $116.21   $111.75    $107.55   $103.10                     $100.47
                                                     =======   =======   ========   =======                     =======
Number of units outstanding, end of period (000's)       325       307        299       474                          62
                                                     =======   =======   ========   =======                     =======

         ALLIANCE MONEY MARKET FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------              SEPTEMBER 1, 1996*
                                                           1997                   TO DECEMBER 31, 1996
                                                         --------               ------------------------
Unit value, beginning of period..................        $105.65                       $100.00
                                                         =======                       =======
Unit value, end of period........................        $110.26                       $105.65
                                                         =======                       =======
Number of units outstanding, end of period (000's)            13                            13
                                                         =======                       =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.


                                     FSA-30

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):


      ALLIANCE MONEY MARKET FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------              JANUARY 3, 1994*
                                                      1997      1996       1995               TO DECEMBER 31, 1994
                                                     -------   -------    -------            -----------------------
Unit value, beginning of period..................    $111.21   $107.04    $102.61                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $115.66   $111.21    $107.04                     $102.61
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)       146       165         81                          63
                                                     =======   =======    =======                     =======

     ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND -- EQUIPLAN CONTRACTS

                                                                   YEARS ENDED DECEMBER 31,
                                    ----------------------------------------------------------------------------------------
                                     1997     1996     1995     1994     1993     1992     1991     1990     1989     1988
                                    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Unit value, beginning of period.    $51.34   $49.69   $44.04   $46.25   $42.04   $40.00   $35.17   $33.12   $28.89   $27.31
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
Unit value, end of period.......    $54.83   $51.34   $49.69   $44.04   $46.25   $42.04   $40.00   $35.17   $33.12   $28.89
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
Number of units outstanding,
   end of period (000's)........        50       55       50       54       58       66       74       82       91       98
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======

     ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND -- MOMENTUM CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------                JUNE 1, 1994*
                                                       1997      1996       1995              TO DECEMBER 31, 1994
                                                     -------   -------    -------            -----------------------
Unit value, beginning of period..................    $112.40   $109.80    $ 98.19                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $118.98   $112.40    $109.80                     $ 98.19
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)        10        10          7                           1
                                                     =======   =======    =======                     =======

              ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND --
                       MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------             SEPTEMBER 9, 1993*
                                                       1997      1996       1995      1994              TO DECEMBER 31, 1993
                                                     -------   -------   --------   -------            -----------------------
Unit value, beginning of period..................    $108.45   $105.94   $  94.76   $100.44                      $100.00
                                                     =======   =======   ========   =======                      =======
Unit value, end of period........................    $114.78   $108.45    $105.94   $ 94.76                      $100.44
                                                     =======   =======   ========   =======                      =======
Number of units outstanding, end of period (000's)        77        81         88        64                            1
                                                     =======   =======   ========   =======                      =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-31

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):


               ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND --
                       MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     --------------                SEPTEMBER 1, 1996*
                                                           1997                  TO DECEMBER 31, 1996
                                                         --------               ----------------------
Unit value, beginning of period..................        $105.75                       $100.00
                                                         =======                       =======
Unit value, end of period........................        $112.32                       $105.75
                                                         =======                       =======
Number of units outstanding, end of period (000's)             2                             2
                                                         =======                       =======

               ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND --
                     EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     ----------------------------                 JUNE 1, 1994*
                                                       1997      1996       1995              TO DECEMBER 31, 1994
                                                     --------  --------  ---------           ----------------------
Unit value, beginning of period..................    $112.40   $109.80    $ 98.19                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $118.98   $112.40    $109.80                     $ 98.19
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)       202       146         89                          32
                                                     =======   =======    =======                     =======

                ALLIANCE QUALITY BOND FUND -- MOMENTUM CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     ----------------------------                  JUNE 1, 1994*
                                                      1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           ----------------------
Unit value, beginning of period..................    $112.65   $108.38    $ 93.87                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $121.30   $112.65    $108.38                     $ 93.87
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)        10         7          4                           1
                                                     =======   =======    =======                     =======

         ALLIANCE QUALITY BOND FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------                JUNE 1, 1994*
                                                      1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $118.87   $114.38    $ 99.07                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $127.99   $118.87    $114.38                     $ 99.07
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)        37        28         17                           3
                                                     =======   =======    =======                     =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-32

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):


         ALLIANCE QUALITY BOND FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------             SEPTEMBER 1, 1996*
                                                          1997                   TO DECEMBER 31, 1996
                                                         --------               ------------------------
Unit value, beginning of period..................        $108.84                       $100.00
                                                         =======                       =======
Unit value, end of period........................        $117.60                       $108.84
                                                         =======                       =======
Number of units outstanding, end of period (000's)             1                             1
                                                         =======                       =======

      ALLIANCE QUALITY BOND FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------              JANUARY 3, 1994*
                                                      1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $112.65   $108.38    $ 93.87                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $121.30   $112.65    $108.38                     $ 93.87
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)       283       196        135                          53
                                                     =======   =======    =======                     =======

                 ALLIANCE HIGH YIELD FUND -- MOMENTUM CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------              JUNE 1, 1994* TO
                                                      1997      1996       1995                DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $137.53   $113.44    $ 95.88                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $160.74   $137.53    $113.44                     $ 95.88
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)        29        18          7                           1
                                                     =======   =======    =======                     =======

          ALLIANCE HIGH YIELD FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------             SEPTEMBER 9, 1993*
                                                      1997      1996       1995      1994               TO DECEMBER 31, 1993
                                                     --------  --------  ---------  --------           -----------------------
Unit value, beginning of period..................    $146.80   $121.10    $102.37   $106.74                     $100.00
                                                     =======   =======    =======   =======                     =======
Unit value, end of period........................    $171.56   $146.80    $121.10   $102.37                     $106.74
                                                     =======   =======    =======   =======                     =======
Number of units outstanding, end of period (000's)       110        94         70        38                           1
                                                     =======   =======    =======   =======                     =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-33

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):


          ALLIANCE HIGH YIELD FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------              SEPTEMBER 1, 1996
                                                          1997                   TO DECEMBER 31, 1996*
                                                         --------               ------------------------
Unit value, beginning of period..................        $127.46                       $100.00
                                                         =======                       =======
Unit value, end of period........................        $149.49                       $127.46
                                                         =======                       =======
Number of units outstanding, end of period (000's)             5                             5
                                                         =======                       =======

       ALLIANCE HIGH YIELD FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------              JANUARY 3, 1994*
                                                      1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $137.53   $113.44    $ 95.88                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $160.74   $137.53    $113.44                     $ 95.88
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)       831       444        209                          99
                                                     =======   =======    =======                     =======

             T. ROWE PRICE EQUITY INCOME FUND -- EQUI-VEST CONTRACTS

                                                        MAY 1, 1997* TO
                                                       DECEMBER 31, 1997
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                             =======
Unit value, end of period........................            $121.04
                                                             =======
Number of units outstanding, end of period (000's)               475
                                                             =======

           EQ/PUTNAM GROWTH & INCOME VALUE FUND -- EQUI-VEST CONTRACTS

                                                        MAY 1, 1997* TO
                                                       DECEMBER 31, 1997
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                             =======
Unit value, end of period........................            $115.17
                                                             =======
Number of units outstanding, end of period (000's)               250
                                                             =======
-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-34

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):


               ALLIANCE GROWTH & INCOME FUND -- MOMENTUM CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------                JUNE 1, 1994*
                                                      1997      1996       1995                TO DECEMBER 31, 1994
                                                     --------  --------  ---------            -----------------------
Unit value, beginning of period..................    $143.37   $121.02    $ 98.86                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $179.30   $143.37    $121.02                     $ 98.86
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)        69        41         17                           4
                                                     =======   =======    =======                     =======

       ALLIANCE GROWTH & INCOME FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------               JUNE 1, 1994*
                                                      1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $143.63   $121.25    $ 99.06                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $179.60   $143.63    $121.25                     $ 99.06
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)       183       121         67                           9
                                                     =======   =======    =======                     =======

       ALLIANCE GROWTH & INCOME FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------             SEPTEMBER 1, 1996*
                                                          1997                   TO DECEMBER 31, 1996
                                                         --------               ------------------------
Unit value, beginning of period..................        $123.61                       $100.00
                                                         =======                       =======
Unit value, end of period........................        $155.11                       $123.61
                                                         =======                       =======
Number of units outstanding, end of period (000's)             3                             3
                                                         =======                       =======

        ALLIANCE GROWTH & INCOME FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.


                                                        YEAR ENDED
                                                       DECEMBER 31,
                                                     ----------------
                                                           1997
                                                         --------
Unit value, beginning of period..................        $115.81
                                                         =======
Unit value, end of period........................        $145.48
                                                         =======
Number of units outstanding, end of period (000's)             1
                                                         =======

     ALLIANCE GROWTH & INCOME FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------              JANUARY 3, 1994*
                                                       1997      1996       1995              TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $143.37   $121.02    $ 98.86                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $179.30   $143.37    $121.02                     $ 98.86
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)     1,800       975        498                         210
                                                     =======   =======    =======                     =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-35

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):


                ALLIANCE EQUITY INDEX FUND -- MOMENTUM CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------               JUNE 1, 1994*
                                                      1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $164.12   $135.94    $100.95                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $214.66   $164.12    $135.94                     $100.95
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)        94        51         12                           1
                                                     =======   =======    =======                     =======

         ALLIANCE EQUITY INDEX FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------               JUNE 1, 1994*
                                                      1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $164.08   $135.92    $100.94                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $214.58   $164.08    $135.92                     $100.94
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)       231       128         44                           3
                                                     =======   =======    =======                     =======

         ALLIANCE EQUITY INDEX FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------             SEPTEMBER 1, 1996*
                                                          1997                   TO DECEMBER 31, 1996
                                                         --------               ------------------------
Unit value, beginning of period..................        $139.70                       $100.00
                                                         =======                       =======
Unit value, end of period........................        $170.23                       $139.70
                                                         =======                       =======
Number of units outstanding, end of period (000's)             5                             4
                                                         =======                       =======

         ALLIANCE EQUITY INDEX FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.


                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------
                                                           1997
                                                         --------
Unit value, beginning of period..................        $114.21
                                                         =======
Unit value, end of period........................        $150.05
                                                         =======
Number of units outstanding, end of period (000's)             3
                                                         =======

      ALLIANCE EQUITY INDEX FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------                JUNE 1, 1994*
                                                      1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $164.12   $135.94    $100.95                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $214.66   $164.12    $135.94                     $100.95
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)     2,686     1,486        592                          47
                                                     =======   =======    =======                     =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-36

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):


          MERRILL LYNCH BASIC VALUE EQUITY FUND -- EQUI-VEST CONTRACTS


                                                        MAY 1, 1997* TO
                                                       DECEMBER 31, 1997
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                             =======
Unit value, end of period........................            $115.97
                                                             =======
Number of units outstanding, end of period (000's)               145
                                                             =======

                   ALLIANCE COMMON STOCK FUND -- OLD CONTRACTS

                                                                       YEARS ENDED DECEMBER 31,
                                    -----------------------------------------------------------------------------------------------
                                     1997      1996       1995      1994      1993      1992       1991      1990     1989     1988
                                   --------  --------  ---------  --------  --------  --------  ---------  -------  -------  -------
Unit value, beginning of period.   $246.57   $199.66    $151.67   $155.96   $125.72   $122.56    $ 89.56   $97.97   $78.37   $63.99
                                   =======   =======    =======   =======   =======   =======    =======   ======   ======   ======
Unit value, end of period.......   $316.64   $246.57    $199.66   $151.67   $155.96   $125.72    $122.56   $89.56   $97.97   $78.37
                                   =======   =======    =======   =======   =======   =======    =======   ======   ======   ======
Number of units outstanding,
   end of period (000's)........       307       345        387       438       467       525        598      694      780      895
                                   =======   =======    =======   =======   =======   =======    =======   ======   ======   ======

          ALLIANCE COMMON STOCK FUND -- EQUI-VEST/MOMENTUM** CONTRACTS

                                                                        YEARS ENDED DECEMBER 31,
                                   -------------------------------------------------------------------------------------------------
                                    1997      1996       1995      1994      1993      1992       1991      1990     1989     1988
                                   --------  --------  ---------  --------  --------  --------  ---------  -------  -------  -------
Unit value, beginning of period.   $199.05   $162.42    $124.32   $128.81   $104.63   $102.76    $ 75.67   $83.40   $67.22   $55.30
                                   =======   =======    =======   =======   =======   =======    =======   ======   ======   ======
Unit value, end of period.......   $253.68   $199.05    $162.42   $124.32   $128.81   $104.63    $102.76   $75.67   $83.40   $67.22
                                   =======   =======    =======   =======   =======   =======    =======   ======   ======   ======
Number of  EQUI-VEST units
   outstanding, end of
   period (000's)...............    17,386    16,933     16,292    15,749    13,917    11,841     10,292    9,670    8,645    7,252
                                   =======   =======    =======   =======    ======   =======    =======   ======   ======   ======
Number of Momentum units
   outstanding, end of
   period (000's)...............       589       519        403       270       120
                                   =======   =======    =======    ======    ======

                ALLIANCE COMMON STOCK FUND -- EQUIPLAN CONTRACTS

                                                                         YEARS ENDED DECEMBER 31,
                                 ---------------------------------------------------------------------------------------------------
                                  1997      1996       1995      1994      1993      1992       1991      1990      1989      1988
                                 --------  --------  ---------  --------  --------  --------  ---------  --------  --------  -------
Unit value, beginning of period. $267.08   $216.27    $164.29   $168.93   $136.10   $132.67    $ 96.95   $106.05   $ 84.83   $69.26
                                 =======   =======    =======   =======   =======   =======    =======   =======   =======   ======
Unit value, end of period....... $342.99   $267.08    $216.27   $164.29   $168.93   $136.10    $132.67   $ 96.95   $106.05   $84.83
                                 =======   =======    =======   =======   =======   =======    =======   =======   =======   ======
Number of units outstanding,
   end of period (000's)........      85        96        108       119       124       135        144       157       177      196
                                 =======   =======    =======   =======   =======   =======    =======   =======   =======   ======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-37

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):


         ALLIANCE COMMON STOCK FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------             SEPTEMBER 9, 1993*
                                                      1997      1996       1995      1994               TO DECEMBER 31, 1993
                                                     --------  --------  ---------  --------           -----------------------
Unit value, beginning of period..................    $162.39   $132.47    $101.38   $105.01                     $100.00
                                                     =======   =======    =======   =======                     =======
Unit value, end of period........................    $207.00   $162.39    $132.47   $101.38                     $105.01
                                                     =======   =======    =======   =======                     =======
Number of units outstanding, end of period (000's)     1,192     1,039        706       330                          12
                                                     =======   =======    =======   =======                     =======

         ALLIANCE COMMON STOCK FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------              SEPTEMBER 1, 1996*
                                                           1997                   TO DECEMBER 31, 1996
                                                         --------               ------------------------
Unit value, beginning of period..................        $125.89                       $100.00
                                                         =======                       =======
Unit value, end of period........................        $161.04                       $125.89
                                                         =======                       =======
Number of units outstanding, end of period (000's)            37                           140
                                                         =======                       =======

         ALLIANCE COMMON STOCK FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.

                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------
                                                          1997
                                                         --------
Unit value, beginning of period..................        $115.92
                                                         =======
Unit value, end of period........................        $148.44
                                                         =======
Number of units outstanding, end of period (000's)             5
                                                         =======

      ALLIANCE COMMON STOCK FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------               JANUARY 3, 1994*
                                                      1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $155.42   $126.78    $ 97.03                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $198.12   $155.42    $126.78                     $ 97.03
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)     4,765     3,457      1,989                         948
                                                     =======   =======    =======                     =======

                    MFS RESEARCH FUND -- EQUI-VEST CONTRACTS

                                                        MAY 1, 1997* TO
                                                       DECEMBER 31, 1997
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                             =======
Unit value, end of period........................            $115.01
                                                             =======
Number of units outstanding, end of period (000's)               236
                                                             =======
-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-38

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):


                   ALLIANCE GLOBAL FUND -- MOMENTUM CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------                JUNE 1, 1994*
                                                      1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $138.00   $122.06    $104.12                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $151.87   $138.00    $122.06                     $104.12
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)       147       116         62                          16
                                                     =======   =======    =======                     =======

            ALLIANCE GLOBAL FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------             SEPTEMBER 9, 1993*
                                                      1997      1996       1995      1994               TO DECEMBER 31, 1993
                                                     --------  --------  ---------  --------           -----------------------
Unit value, beginning of period..................    $140.51   $124.30    $106.04   $102.14                     $100.00
                                                     =======   =======    =======   =======                     =======
Unit value, end of period........................    $154.12   $140.51    $124.30   $106.04                     $102.14
                                                     =======   =======    =======   =======                     =======
Number of units outstanding, end of period (000's)       464       459        391       223                           8
                                                     =======   =======    =======   =======                     =======

            ALLIANCE GLOBAL FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                        YEAR ENDED
                                                        DECEMBER 31,
                                                     ----------------              SEPTEMBER 1, 1996*
                                                           1997                   TO DECEMBER 31, 1996
                                                         --------               ------------------------
Unit value, beginning of period..................        $116.37                       $100.00
                                                         =======                       =======
Unit value, end of period........................        $128.51                       $116.37
                                                         =======                       =======
Number of units outstanding, end of period (000's)            12                            13
                                                         =======                       =======

            ALLIANCE GLOBAL FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.


                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------
                                                           1997
                                                         --------
Unit value, beginning of period..................        $110.47
                                                         =======
Unit value, end of period........................        $122.12
                                                         =======
Number of units outstanding, end of period (000's)             2
                                                         =======

         ALLIANCE GLOBAL FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------               JANUARY 3, 1994*
                                                       1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $138.00   $122.06    $104.12                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $151.87   $138.00    $122.06                     $104.12
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)     3,369     2,995      2,121                       1,305
                                                     =======   =======    =======                     =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-39

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):


                ALLIANCE INTERNATIONAL FUND -- MOMENTUM CONTRACTS

                                                        YEAR ENDED
                                                       DECEMBER 31,                  SEPTEMBER 1, 1994*
                                                      1997      1996                TO DECEMBER 31, 1995
                                                     --------  --------            -----------------------
Unit value, beginning of period..................    $112.82   $104.15                      $100.00
                                                     =======   =======                      =======
Unit value, end of period........................    $107.92   $112.82                      $104.15
                                                     =======   =======                      =======
Number of units outstanding, end of period (000's)        32        19                            0
                                                     =======   =======                      =======

        ALLIANCE INTERNATIONAL FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                        YEAR ENDED
                                                       DECEMBER 31,                SEPTEMBER 1, 1994* TO
                                                      1997      1996                 DECEMBER 31, 1995
                                                     --------  --------            -----------------------
Unit value, beginning of period..................    $112.81   $104.15                      $100.00
                                                     =======   =======                      =======
Unit value, end of period........................    $107.89   $112.81                      $104.15
                                                     =======   =======                      =======
Number of units outstanding, end of period (000's)        85        54                            3
                                                     =======   =======                      =======

        ALLIANCE INTERNATIONAL FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------              SEPTEMBER 1, 1996*
                                                           1997                   TO DECEMBER 31, 1996
                                                         --------               ------------------------
Unit value, beginning of period..................        $112.96                       $100.00
                                                         =======                       =======
Unit value, end of period........................        $108.42                       $112.96
                                                         =======                       =======
Number of units outstanding, end of period (000's)             3                            21
                                                         =======                       =======

         ALLIANCE INTERNATIONAL FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.

                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------
                                                          1997
                                                         --------
Unit value, beginning of period..................        $108.98
                                                         =======
Unit value, end of period........................        $104.70
                                                         =======
Number of units outstanding, end of period (000's)           788
                                                         =======

      ALLIANCE INTERNATIONAL FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                        YEAR ENDED
                                                       DECEMBER 31,                  SEPTEMBER 1, 1994*
                                                      1997      1996                TO DECEMBER 31, 1995
                                                     --------  --------            -----------------------
Unit value, beginning of period..................    $112.83   $104.15                      $100.00
                                                     =======   =======                      =======
Unit value, end of period........................    $107.92   $112.83                      $104.15
                                                     =======   =======                      =======
Number of units outstanding, end of period (000's)       968       763                          141
                                                     =======   =======                      =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-40

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):


          T. ROWE PRICE INTERNATIONAL STOCK FUND -- EQUI-VEST CONTRACTS


                                                        MAY 1, 1997* TO
                                                       DECEMBER 31, 1997
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                             =======
Unit value, end of period........................            $ 97.61
                                                             =======
Number of units outstanding, end of period (000's)               387
                                                             =======

        MORGAN STANLEY EMERGING MARKETS EQUITY FUND -- EQUI-VEST CONTRACTS


                                                      August 20, 1997* TO
                                                       DECEMBER 31, 1997
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                             =======
Unit value, end of period........................            $ 79.41
                                                             =======
Number of units outstanding, end of period (000's)               109
                                                             =======

       ALLIANCE AGGRESSIVE STOCK FUND -- EQUI-VEST / MOMENTUM** CONTRACTS

                                                                   YEARS ENDED DECEMBER 31,
                                    ----------------------------------------------------------------------------------------
                                      1997     1996     1995     1994     1993     1992     1991     1990     1989     1988
                                    -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Unit value, beginning of period.    $82.91   $68.73   $52.88   $55.68   $48.30   $50.51   $27.36   $25.86   $18.09   $18.15
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
Unit value, end of period.......    $90.75   $82.91   $68.73   $52.88   $55.68   $48.30   $50.51   $27.36   $25.86   $18.09
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
Number of EQUI-VEST units
   outstanding, end of
   period (000's)...............    28,030   27,945   25,821   24,787   21,496   17,986   12,962    9,545    8,134    8,972
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
Number of Momentum units
   outstanding, end of
   period (000's)...............     1,437    1,281      969      620      258
                                    ======   ======   ======   ======   ======

       ALLIANCE AGGRESSIVE STOCK FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------              SEPTEMBER 9, 1993*
                                                       1997      1996       1995      1994               TO DECEMBER 31, 1993
                                                     --------  --------  ---------  --------           -----------------------
Unit value, beginning of period..................    $157.31   $130.50    $100.49   $105.90                     $100.00
                                                     =======   =======    =======   =======                     =======
Unit value, end of period........................    $171.96   $157.31    $130.50   $100.49                     $105.90
                                                     =======   =======    =======   =======                     =======
Number of units outstanding, end of period (000's)     1,220     1,070        718       350                          12
                                                     =======   =======    =======   =======                     =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-41

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):


       ALLIANCE AGGRESSIVE STOCK FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     --------------                SEPTEMBER 1, 1996*
                                                           1997                   TO DECEMBER 31, 1996
                                                         --------               ------------------------
Unit value, beginning of period..................        $125.54                       $100.00
                                                         =======                       =======
Unit value, end of period........................        $137.72                       $125.54
                                                         =======                       =======
Number of units outstanding, end of period (000's)            35                           109
                                                         =======                       =======

       ALLIANCE AGGRESSIVE STOCK FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.


                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------
                                                          1997
                                                         --------
Unit value, beginning of period..................        $108.74
                                                         =======
Unit value, end of period........................        $119.41
                                                         =======
Number of units outstanding, end of period (000's)             7
                                                         =======

    ALLIANCE AGGRESSIVE STOCK FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------               JANUARY 3, 1994*
                                                       1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $149.41   $123.95   $  95.45                     $100.00
                                                     =======   =======   ========                     =======
Unit value, end of period........................    $163.33   $149.41    $123.95                     $ 95.45
                                                     =======   =======   ========                     =======
Number of units outstanding, end of period (000's)     3,226     2,468      1,310                         664
                                                     =======   =======   ========                     =======

         WARBURG PINCUS SMALL COMPANY VALUE FUND -- EQUI-VEST CONTRACTS


                                                        MAY 1, 1997* TO
                                                       DECEMBER 31, 1997
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                             =======
Unit value, end of period........................            $118.06
                                                             =======
Number of units outstanding, end of period (000's)               577
                                                             =======

              ALLIANCE SMALL CAP GROWTH FUND -- MOMENTUM CONTRACTS


                                                        MAY 1, 1997* TO
                                                       DECEMBER 31, 1997
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                             =======
Unit value, end of period........................            $125.55
                                                             =======
Number of units outstanding, end of period (000's)                 6
                                                             =======
-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-42

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):


       ALLIANCE SMALL CAP GROWTH FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.


                                                        MAY 1, 1997* TO
                                                       DECEMBER 31, 1997
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                             =======
Unit value, end of period........................            $125.54
                                                             =======
Number of units outstanding, end of period (000's)                 8
                                                             =======

    ALLIANCE SMALL CAP GROWTH FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS


                                                        MAY 1, 1997* TO
                                                       DECEMBER 31, 1997
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                             =======
Unit value, end of period........................            $125.55
                                                             =======
Number of units outstanding, end of period (000's)               488
                                                             =======

            MFS EMERGING GROWTH COMPANIES FUND -- EQUI-VEST CONTRACTS


                                                        MAY 1, 1997* TO
                                                       DECEMBER 31, 1997
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                             =======
Unit value, end of period........................            $121.34
                                                             =======
Number of units outstanding, end of period (000's)               256
                                                             =======

           ALLIANCE CONSERVATIVE INVESTORS FUND -- MOMENTUM CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------                JUNE 1, 1994*
                                                       1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $117.25   $112.97    $ 95.10                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $130.98   $117.25    $112.97                     $ 95.10
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)        22        18         11                           3
                                                     =======   =======    =======                     =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-43

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):


    ALLIANCE CONSERVATIVE INVESTORS FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------               SEPTEMBER 9, 1993*
                                                       1997      1996       1995      1994               TO DECEMBER 31, 1993
                                                     --------  --------  ---------  --------           -----------------------
Unit value, beginning of period..................    $114.99   $110.81    $ 93.29    $98.60                     $100.00
                                                     =======   =======    =======    ======                     =======
Unit value, end of period........................    $128.45   $114.99    $110.81    $93.29                     $ 98.60
                                                     =======   =======    =======    ======                     =======
Number of units outstanding, end of period (000's)       125       136        129        92                          10
                                                     =======   =======    =======    ======                     =======

    ALLIANCE CONSERVATIVE INVESTORS FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------               SEPTEMBER 1, 1996*
                                                           1997                   TO DECEMBER 31, 1996
                                                         --------               ------------------------
Unit value, beginning of period..................        $109.47                       $100.00
                                                         =======                       =======
Unit value, end of period........................        $122.71                       $109.47
                                                         =======                       =======
Number of units outstanding, end of period (000's)             5                             5
                                                         =======                       =======

 ALLIANCE CONSERVATIVE INVESTORS FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------
                                                       1997      1996       1995      1994
                                                     --------  --------   --------  --------
Unit value, beginning of period..................    $117.25   $112.97    $ 95.10   $100.00
                                                     =======   =======    =======   =======
Unit value, end of period........................    $130.98   $117.25    $112.97   $ 95.10
                                                     =======   =======    =======   =======
Number of units outstanding, end of period (000's)       553       567        491       325
                                                     =======   =======    =======   =======

                 EQ/PUTNAM BALANCED FUND -- EQUI-VEST CONTRACTS


                                                        MAY 1, 1997* TO
                                                       DECEMBER 31, 1997
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                             =======
Unit value, end of period........................            $113.46
                                                             =======
Number of units outstanding, end of period (000's)               109
                                                             =======

              ALLIANCE GROWTH INVESTORS FUND -- MOMENTUM CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------                JUNE 1, 1994*
                                                       1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $133.40   $120.08    $ 96.31                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $153.69   $133.40    $120.08                     $ 96.31
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)       147       110         57                          10
                                                     =======   =======    =======                     =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-44

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):


       ALLIANCE GROWTH INVESTORS FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------              SEPTEMBER 9, 1993*
                                                       1997      1996       1995      1994               TO DECEMBER 31, 1993
                                                     --------  --------  ---------  --------           -----------------------
Unit value, beginning of period..................    $134.95   $121.49    $ 97.45   $101.99                     $100.00
                                                     =======   =======    =======   =======                     =======
Unit value, end of period........................     155.46   $134.95    $121.49   $ 97.45                     $101.99
                                                     =======   =======    =======   =======                     =======
Number of units outstanding, end of period (000's)       553       508        375       188                          13
                                                     =======   =======    =======   =======                     =======

       ALLIANCE GROWTH INVESTORS FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------              SEPTEMBER 1, 1996*
                                                           1997                   TO DECEMBER 31, 1996
                                                         --------               ------------------------
Unit value, beginning of period..................        $116.95                       $100.00
                                                         =======                       =======
Unit value, end of period........................        $135.20                       $116.95
                                                         =======                       =======
Number of units outstanding, end of period (000's)            14                            15
                                                         =======                       =======

       ALLIANCE GROWTH INVESTORS FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.


                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------
                                                           1997
                                                         --------
Unit value, beginning of period..................        $109.51
                                                         =======
Unit value, end of period........................        $126.72
                                                         =======
Number of units outstanding, end of period (000's)             1
                                                         =======

    ALLIANCE GROWTH INVESTORS FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------               JANUARY 3, 1994*
                                                       1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $133.40   $120.08    $ 96.31                     $100.00
                                                     =======   =======    =======                     =======
Unit value, end of period........................    $153.69   $133.40    $120.08                     $ 96.31
                                                     =======   =======    =======                     =======
Number of units outstanding, end of period (000's)     3,704     3,325      2,113                       1,023
                                                     =======   =======    =======                     =======

-------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-45

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (Continued):

           ALLIANCE BALANCED FUND -- EQUI-VEST / MOMENTUM** CONTRACTS

                                                                   YEARS ENDED DECEMBER 31,
                                    ----------------------------------------------------------------------------------------
                                     1997     1996     1995     1994     1993     1992     1991     1990     1989     1988
                                    -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Unit value, beginning of period.    $34.06   $30.92   $26.18   $28.85   $26.04   $27.17   $19.40   $19.69   $15.80   $13.95
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
Unit value, end of period.......    $38.66   $34.06   $30.92   $26.18   $28.85   $26.04   $27.17   $19.40   $19.69   $15.80
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
Number of EQUI-VEST units
   outstanding, end of
   period (000's)...............    26,036   28,319   30,212   32,664   31,259   25,975   21,100   19,423   16,810   15,335
                                    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
Number of Momentum units
   outstanding, end of
   period (000's)...............     1,052    1,057      957      776      348
                                    ======   ======   ======   ======   ======

           ALLIANCE BALANCED FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------               SEPTEMBER 9, 1993*
                                                       1997      1996       1995      1994               TO DECEMBER 31, 1993
                                                     --------  --------  ---------  --------           -----------------------
Unit value, beginning of period..................    $120.01   $108.95    $ 92.22   $101.63                     $100.00
                                                     =======   =======    ========  =======                     =======
Unit value, end of period........................    $136.14   $120.01    $108.95   $ 92.22                     $101.63
                                                     =======   =======    ========  =======                     =======
Number of units outstanding, end of period (000's)       439       417        336       188                           9
                                                     =======   =======    ========  =======                     =======

           ALLIANCE BALANCED FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------              SEPTEMBER 1, 1996*
                                                           1997                   TO DECEMBER 31, 1996
                                                         --------               ------------------------
Unit value, beginning of period..................        $114.16                       $100.00
                                                         =======                       =======
Unit value, end of period........................        $129.97                       $114.16
                                                         =======                       =======
Number of units outstanding, end of period (000's)            10                            48
                                                         =======                       =======

           ALLIANCE BALANCED FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.


                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                     ----------------
                                                          1997
                                                         --------
Unit value, beginning of period..................        $100.00
                                                         =======
Unit value, end of period........................        $122.68
                                                         =======
Number of units outstanding, end of period (000's)             1
                                                         =======
-----------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-46

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 1997


6.  Accumulation Unit Values (CONCLUDED):


        ALLIANCE BALANCED FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------               JANUARY 3, 1994*
                                                       1997      1996       1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------           -----------------------
Unit value, beginning of period..................    $119.26   $108.26   $  91.64                     $100.00
                                                     =======   =======   ========                     =======
Unit value, end of period........................    $135.29   $119.26   $ 108.26                     $ 91.64
                                                     =======   =======   ========                     =======
Number of units outstanding, end of period (000's)       655       548        386                         289
                                                     =======   =======   ========                     =======

            MERRILL LYNCH WORLD STRATEGY FUND -- EQUI-VEST CONTRACTS


                                                         MAY 1, 1997* TO
                                                        DECEMBER 31, 1997
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            ========
Unit value, end of period........................            $103.77
                                                            ========
Number of units outstanding, end of period (000's)                52
                                                            ========
-----------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.


                                     FSA-47

February 10, 1998





                        Report of Independent Accountants


To the Board of Directors and Shareholders of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

As discussed in Note 2 to the consolidated financial statements, Equitable Life changed its methods of accounting for long-duration participating life insurance contracts and long-lived assets in 1996 and for loan impairments in 1995.




/s/ Price Waterhouse, LLP
---------------------------
    Price Waterhouse LLP
    New York, New York
    February 10, 1998

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 1997 AND 1996

                                                                                    1997                 1996
                                                                              -----------------    -----------------
                                                                                          (In Millions)
ASSETS
Investments:
  Fixed maturities:
    Available for sale, at estimated fair value.............................   $    19,630.9        $    18,077.0
  Mortgage loans on real estate.............................................         2,611.4              3,133.0
  Equity real estate........................................................         2,749.2              3,297.5
  Policy loans..............................................................         2,422.9              2,196.1
  Other equity investments..................................................           951.5                860.6
  Investment in and loans to affiliates.....................................           731.1                685.0
  Other invested assets.....................................................           624.7                 25.4
                                                                              -----------------    -----------------
      Total investments.....................................................        29,721.7             28,274.6
Cash and cash equivalents...................................................           300.5                538.8
Deferred policy acquisition costs...........................................         3,236.6              3,104.9
Amounts due from discontinued operations....................................           572.8                996.2
Other assets................................................................         2,685.2              2,552.2
Closed Block assets.........................................................         8,566.6              8,495.0
Separate Accounts assets....................................................        36,538.7             29,646.1
                                                                              -----------------    -----------------

Total Assets................................................................   $    81,622.1        $    73,607.8
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................   $    21,579.5        $    21,865.6
Future policy benefits and other policyholder's liabilities.................         4,553.8              4,416.6
Short-term and long-term debt...............................................         1,991.2              1,766.9
Other liabilities...........................................................         3,257.1              2,785.1
Closed Block liabilities....................................................         9,073.7              9,091.3
Separate Accounts liabilities...............................................        36,306.3             29,598.3
                                                                              -----------------    -----------------
      Total liabilities.....................................................        76,761.6             69,523.8
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 10, 12, 13, 14 and 15)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value 2.0 million shares authorized, issued
  and outstanding...........................................................             2.5                  2.5
Capital in excess of par value..............................................         3,105.8              3,105.8
Retained earnings...........................................................         1,235.9                798.7
Net unrealized investment gains.............................................           533.6                189.9
Minimum pension liability...................................................           (17.3)               (12.9)
                                                                              -----------------    -----------------
      Total shareholder's equity............................................         4,860.5              4,084.0
                                                                              -----------------    -----------------

Total Liabilities and Shareholder's Equity..................................   $    81,622.1        $    73,607.8
                                                                              =================    =================



                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

                                                                      1997               1996               1995
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)
REVENUES
Universal life and investment-type product policy fee
  income......................................................   $      950.6       $       874.0      $       788.2
Premiums......................................................          601.5               597.6              606.8
Net investment income.........................................        2,282.8             2,203.6            2,088.2
Investment (losses) gains, net................................          (45.2)               (9.8)               5.3
Commissions, fees and other income............................        1,227.2             1,081.8              897.1
Contribution from the Closed Block............................          102.5               125.0              143.2
                                                                -----------------  -----------------  -----------------

      Total revenues..........................................        5,119.4             4,872.2            4,528.8
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Interest credited to policyholders' account balances..........        1,266.2             1,270.2            1,248.3
Policyholders' benefits.......................................          978.6             1,317.7            1,008.6
Other operating costs and expenses............................        2,203.9             2,075.7            1,775.8
                                                                -----------------  -----------------  -----------------

      Total benefits and other deductions.....................        4,448.7             4,663.6            4,032.7
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before Federal
  income taxes, minority interest and cumulative
  effect of accounting change.................................          670.7               208.6              496.1
Federal income taxes..........................................           91.5                 9.7              120.5
Minority interest in net income of consolidated subsidiaries..           54.8                81.7               62.8
                                                                -----------------  -----------------  -----------------
Earnings from continuing operations before cumulative
  effect of accounting change.................................          524.4               117.2              312.8
Discontinued operations, net of Federal income taxes..........          (87.2)              (83.8)               -
Cumulative effect of accounting change, net of Federal
  income taxes................................................            -                 (23.1)               -
                                                                -----------------  -----------------  -----------------

Net Earnings..................................................   $      437.2       $        10.3      $       312.8
                                                                =================  =================  =================




                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

                                                                      1997               1996               1995
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)
Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                -----------------  -----------------  -----------------

Capital in excess of par value, beginning and end of year.....        3,105.8             3,105.8            3,105.8
                                                                -----------------  -----------------  -----------------

Retained earnings, beginning of year..........................          798.7               788.4              475.6
Net earnings..................................................          437.2                10.3              312.8
                                                                -----------------  -----------------  -----------------
Retained earnings, end of year................................        1,235.9               798.7              788.4
                                                                -----------------  -----------------  -----------------

Net unrealized investment gains (losses), beginning of year...          189.9               396.5             (220.5)
Change in unrealized investment gains (losses)................          343.7              (206.6)             617.0
                                                                -----------------  -----------------  -----------------
Net unrealized investment gains, end of year..................          533.6               189.9              396.5
                                                                -----------------  -----------------  -----------------

Minimum pension liability, beginning of year..................          (12.9)              (35.1)              (2.7)
Change in minimum pension liability...........................           (4.4)               22.2              (32.4)
                                                                                                      -----------------
                                                                -----------------  -----------------
Minimum pension liability, end of year........................          (17.3)              (12.9)             (35.1)
                                                                -----------------  -----------------  -----------------

Total Shareholder's Equity, End of Year.......................   $    4,860.5       $     4,084.0      $     4,258.1
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

                                                                      1997               1996               1995
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)
Net earnings..................................................   $      437.2       $        10.3      $       312.8
Adjustments  to  reconcile  net  earnings  to net  cash  provided  by  operating activities:
  Interest credited to policyholders' account balances........        1,266.2             1,270.2            1,248.3
  Universal life and investment-type product
    policy fee income.........................................         (950.6)             (874.0)            (788.2)
  Investment losses (gains)...................................           45.2                 9.8               (5.3)
  Change in Federal income tax payable........................          (74.4)             (197.1)             221.6
  Other, net..................................................          169.4               330.2               80.5
                                                                -----------------  -----------------  -----------------

Net cash provided by operating activities.....................          893.0               549.4            1,069.7
                                                                -----------------  -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments...................................        2,702.9             2,275.1            1,897.4
  Sales.......................................................       10,385.9             8,964.3            8,867.1
  Purchases...................................................      (13,205.4)          (12,559.6)         (11,675.5)
  (Increase) decrease in short-term investments...............         (555.0)              450.3              (99.3)
  Decrease in loans to discontinued operations................          420.1             1,017.0            1,226.9
  Sale of subsidiaries........................................          261.0                 -                  -
  Other, net..................................................         (612.6)             (281.0)            (413.4)
                                                                -----------------  -----------------  -----------------

Net cash used by investing activities.........................         (603.1)             (133.9)            (196.8)
                                                                -----------------  -----------------  -----------------

Cash flows from financing activities: Policyholders' account balances:
    Deposits..................................................        1,281.7             1,925.4            2,586.5
    Withdrawals...............................................       (1,886.8)           (2,385.2)          (2,657.1)
  Net increase (decrease) in short-term financings............          419.9                 (.3)             (16.4)
  Additions to long-term debt.................................           32.0                 -                599.7
  Repayments of long-term debt................................         (196.4)             (124.8)             (40.7)
  Payment of obligation to fund accumulated deficit of
    discontinued operations...................................          (83.9)                -             (1,215.4)
  Other, net..................................................          (94.7)              (66.5)             (48.4)
                                                                -----------------  -----------------  -----------------

Net cash used by financing activities.........................         (528.2)             (651.4)            (791.8)
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................         (238.3)             (235.9)              81.1
Cash and cash equivalents, beginning of year..................          538.8               774.7              693.6
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $      300.5       $       538.8      $       774.7
                                                                =================  =================  =================

Supplemental cash flow information
  Interest Paid...............................................   $      217.1       $       109.9      $        89.6
                                                                =================  =================  =================
  Income Taxes Paid (Refunded)................................   $      170.0       $       (10.0)     $       (82.7)
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


 1)     ORGANIZATION

        The Equitable Life Assurance Society of the United States ("Equitable Life") is a wholly owned subsidiary of The Equitable Companies Incorporated (the "Holding Company"). Equitable Life's insurance business is conducted principally by Equitable Life and, prior to December 31, 1996, its wholly owned life insurance subsidiary, Equitable Variable Life Insurance Company ("EVLICO"). Effective January 1, 1997, EVLICO was merged into Equitable Life, which continues to conduct the Company's insurance business. Equitable Life's investment management business, which comprises the Investment Services segment, is conducted principally by Alliance Capital Management L.P. ("Alliance") and Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate. AXA-UAP ("AXA"), a French holding company for an international group of insurance and related financial services companies, is the Holding Company's largest shareholder, owning approximately 58.7% at December 31, 1997 (54.3% if all securities convertible into, and options on, common stock were to be converted or exercised).

 2)     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation

        The accompanying consolidated financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        The accompanying consolidated financial statements include the accounts of Equitable Life and its wholly owned life insurance subsidiary (collectively, the "Insurance Group"); non-insurance subsidiaries, principally Alliance, an investment advisory subsidiary, and, through June 10, 1997, Equitable Real Estate Investment Management, Inc. ("EREIM"), a real estate investment management subsidiary which was sold (see Note 5); and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest (collectively, including its consolidated subsidiaries, the "Company"). The Company's investment in DLJ is reported on the equity basis of accounting. Closed Block assets and liabilities and results of operations are presented in the consolidated financial statements as single line items (see Note 6). Unless specifically stated, all disclosures contained herein supporting the consolidated financial statements exclude the Closed Block related amounts.

        All significant intercompany transactions and balances have been eliminated in consolidation other than intercompany transactions and balances with the Closed Block and the discontinued operations (see Note
        7).

        The years "1997," "1996" and "1995" refer to the years ended December 31, 1997, 1996 and 1995, respectively.

        Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 1997 presentation.

        Closed Block

        As of July 22, 1992, Equitable Life established the Closed Block for the benefit of certain classes of individual participating policies for which Equitable Life had a dividend scale payable in 1991 and which were in force on that date. Assets were allocated to the Closed Block in an amount which, together with anticipated revenues from policies included in the Closed Block, was reasonably expected to be sufficient to support such business, including provision for payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

        Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Discontinued Operations

        Discontinued operations consist of the business of the former Guaranteed Interest Contract ("GIC") segment which includes the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities") and the GIC lines of business. An allowance was established for the premium deficiency reserve for Wind-Up Annuities and estimated future losses of the GIC line of business. Management reviews the adequacy of the allowance each quarter and, during the 1997 and 1996 fourth quarter reviews, the allowance for future losses was increased. Management believes the allowance for future losses at December 31, 1997 is adequate to provide for all future losses; however, the determination of the allowance continues to involve numerous estimates and subjective judgments regarding the expected performance of Discontinued Operations Investment Assets. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result (see Note 7).

        Accounting Changes

        In 1996, the Company changed its method of accounting for long-duration participating life insurance contracts, primarily within the Closed Block, in accordance with the provisions prescribed by SFAS No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts". (See "Deferred Policy Acquisition Costs," "Policyholders' Account Balances and Future Policy Benefits" and Note 6.)

        The Company implemented SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of," as of January 1, 1996. SFAS No. 121 requires long-lived assets and certain identifiable intangibles be reviewed for impairment whenever events or changes in circumstances indicate the carrying value of such assets may not be recoverable. Effective with SFAS No. 121's adoption, impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Before implementing SFAS No. 121, valuation allowances on real estate held for the production of income were computed using the forecasted cash flows of the respective properties discounted at a rate equal to The Equitable's cost of funds. The adoption of the statement resulted in the release of valuation allowances of $152.4 million and recognition of impairment losses of $144.0 million on real estate held for production of income. Real estate which management has committed to disposing of by sale or abandonment is classified as real estate held for sale. Valuation allowances on real estate held for sale continue to be computed using the lower of depreciated cost or estimated fair value, net of disposition costs. Implementation of the SFAS No. 121 impairment requirements relative to other assets to be disposed of resulted in a charge for the cumulative effect of an accounting change of $23.1 million, net of a Federal income tax benefit of $12.4 million, due to the writedown to fair value of building improvements relating to facilities vacated in 1996.

        In the first quarter of 1995, the Company adopted SFAS No. 114, "Accounting by Creditors for Impairment of a Loan". Impaired loans within SFAS No. 114's scope are to be measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, at the loan's observable market price or the fair value of the collateral if the loan is collateral dependent. The adoption of this statement did not have a material effect on the level of the allowances for possible losses or on the Company's consolidated statements of earnings and shareholder's equity.

        New Accounting Pronouncements

        In January 1998, the Financial Accounting Standards Board ("FASB") issued SFAS No. 132, "Employers' Disclosures about Pension and Other Postretirement Benefits," which revises current note disclosure requirements for employers' pension and other retiree benefits. SFAS No. 132 is effective for fiscal years beginning after December 15, 1997. The Company will adopt the provisions of SFAS No. 132 in the 1998 consolidated financial statements.

        In December 1997, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". SOP 97-3 provides guidance for assessments related to insurance activities and requirements for disclosure of certain information. SOP 97-3 is effective for financial statements issued for periods beginning after December 31, 1998. Restatement of previously issued financial statements is not required. SOP 97-3 is not expected to have a material impact on the Company's consolidated financial statements.

        In June 1997, the FASB issued SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information". SFAS No. 131 establishes standards for the way public business enterprises report information about operating segments in annual and interim financial statements issued to shareholders. It also establishes standards for related disclosures about products and services, geographic areas and major customers. Generally, financial information will be required to be reported on the basis used by management for evaluating segment performance and for deciding how to allocate resources to segments. This statement is effective for fiscal years beginning after December 15, 1997 and need not be applied to interim reporting in the initial year of adoption. Restatement of comparative information for earlier periods is required. Management is currently reviewing its definition of business segments in light of the requirements of SFAS No. 131.

        In June 1997, the FASB issued SFAS No. 130, "Reporting Comprehensive Income". SFAS No. 130 establishes standards for reporting and displaying comprehensive income and its components in a full set of general purpose financial statements. SFAS No. 130 requires an enterprise to classify items of other comprehensive income by their nature in a financial statement and display the accumulated balance of other comprehensive income separately from retained earnings and additional paid-in capital in the equity section of a statement of financial position. This statement is effective for fiscal years beginning after December 15, 1997. Reclassification of financial statements for earlier periods provided for comparative purposes is required. The Company will adopt the provisions of SFAS No. 130 in its 1998 consolidated financial statements.

        In June 1996, the FASB issued SFAS No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities". SFAS No. 125 specifies the accounting and reporting requirements for transfers of financial assets, the recognition and measurement of servicing assets and liabilities and extinguishments of liabilities. SFAS No. 125 is effective for transactions occurring after December 31, 1996 and is to be applied prospectively. In December 1996, the FASB issued SFAS No. 127, "Deferral of the Effective Date of Certain Provisions of FASB Statement No. 125," which defers for one year the effective date of provisions relating to secured borrowings and collateral and transfers of financial assets that are part of repurchase agreements, dollar-roll, securities lending and similar transactions. Implementation of SFAS No. 125 did not have nor is SFAS No. 127 expected to have a material impact on the Company's consolidated financial statements.

        Valuation of Investments

        Fixed maturities identified as available for sale are reported at estimated fair value. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Valuation allowances are netted against the asset categories to which they apply.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

        Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale. Prior to the adoption of SFAS No. 121, valuation allowances on real estate held for production of income were computed using the forecasted cash flows of the respective properties discounted at a rate equal to the Company's cost of funds.

        Policy loans are stated at unpaid principal balances.

        Partnerships and joint venture interests in which the Company does not have control or a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Common stocks are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains, Net and Unrealized Investment Gains (Losses)

        Net investment income and realized investment gains (losses) (collectively, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are reflected as interest credited to policyholders' account balances.

        Realized   investment   gains   (losses)  are   determined  by  specific
        identification and are presented as a component of revenue. Changes in valuation allowances are included in investment gains or losses.

        Unrealized investment gains and losses on fixed maturities available for sale and equity securities held by the Company are accounted for as a separate component of shareholder's equity, net of related deferred Federal income taxes, amounts attributable to discontinued operations, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Recognition of Insurance Income and Related Expenses

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        Deferred Policy Acquisition Costs

        The costs of acquiring new business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group (periods ranging from 15 to 35 years and 5 to 17 years, respectively) as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to unrealized gains (losses) in consolidated shareholder's equity as of the balance sheet date.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group (40 years) as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 1997, the expected investment yield, excluding policy loans, generally ranged from 7.53% grading to 7.92% over a 20 year period. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to unrealized gains (losses) in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life and annuity policies with life contingencies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        For individual health benefit insurance, DAC is amortized over the expected average life of the contracts (10 years for major medical policies and 20 years for disability income ("DI") products) in proportion to anticipated premium revenue at time of issue.

        Policyholders' Account Balances and Future Policy Benefits

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represents an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, include a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 11.5% for life insurance liabilities and from 2.25% to 13.5% for annuity liabilities.

        During the fourth quarter of 1996, a loss recognition study of participating group annuity contracts and conversion annuities ("Pension Par") was completed which included management's revised estimate of assumptions, such as expected mortality and future investment returns. The study's results prompted management to establish a premium deficiency reserve which decreased earnings from continuing operations and net earnings by $47.5 million ($73.0 million pre-tax).

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

        During  the  fourth  quarter  of  1996,  the  Company  completed  a loss recognition study of the DI business which incorporated management's revised estimates of future experience with regard to morbidity, investment returns, claims and administration expenses and other factors. The study indicated DAC was not recoverable and the reserves were not sufficient. Earnings from continuing operations and net earnings decreased by $208.0 million ($320.0 million pre-tax) as a result of strengthening DI reserves by $175.0 million and writing off unamortized DAC of $145.0 million related to DI products issued prior to July 1993. The determination of DI reserves requires making assumptions and estimates relating to a variety of factors, including morbidity and interest rates, claims experience and lapse rates based on then known facts and circumstances. Such factors as claim incidence and termination rates can be affected by changes in the economic, legal and regulatory environments and work ethic. While management believes its DI reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities for individual DI and major medical policies were $886.7 million and $869.4 million at December 31, 1997 and 1996, respectively. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies (excluding reserve strengthening in 1996) are summarized as follows:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Incurred benefits related to current year..........  $       190.2       $      189.0       $      176.0
        Incurred benefits related to prior years...........            2.1               69.1               67.8
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $       192.3       $      258.1       $      243.8
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        28.8       $       32.6       $       37.0
        Benefits paid related to prior years...............          146.2              153.3              137.8
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $       175.0       $      185.9       $      174.8
                                                            =================   ================   =================

        Policyholders' Dividends

        The amount of policyholders' dividends to be paid (including those on policies included in the Closed Block) is determined annually by
        Equitable   Life's  board  of  directors.   The   aggregate   amount  of
        policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

        At December 31, 1997, participating policies, including those in the Closed Block, represent approximately 21.2% ($50.2 billion) of directly written life insurance in force, net of amounts ceded.

        Federal Income Taxes

        The Company files a consolidated Federal income tax return with the Holding Company and its consolidated subsidiaries. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Separate Accounts

        Separate Accounts are established in conformity with the New York State Insurance Law and generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent the value of such assets exceeds Separate Accounts liabilities.

        Assets and liabilities of the Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk, are shown as separate captions in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account, therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities. For 1997, 1996 and 1995, investment results of such Separate Accounts were $3,411.1 million, $2,970.6 million and $1,963.2 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

        Employee Stock Option Plan

        The Company accounts for stock option plans sponsored by the Holding Company, DLJ and Alliance in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, compensation expense is recorded on the date of grant only if the current market price of the underlying stock exceeds the exercise price. See Note 21 for the pro forma disclosures for the Holding Company, DLJ and Alliance required by SFAS No. 123, "Accounting for Stock-Based Compensation".

 3)     INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                        Gross               Gross
                                                   Amortized          Unrealized         Unrealized          Estimated
                                                      Cost              Gains              Losses            Fair Value
                                                -----------------  -----------------   ----------------   -----------------
                                                                              (In Millions)
        December 31, 1997
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    14,230.3      $       785.0       $       74.5       $    14,940.8
            Mortgage-backed....................        1,702.8               23.5                1.3             1,725.0
            U.S. Treasury securities and
              U.S. government and
              agency securities................        1,583.2               83.9                 .6             1,666.5
            States and political subdivisions..          673.0                6.8                 .1               679.7
            Foreign governments................          442.4               44.8                2.0               485.2
            Redeemable preferred stock.........          128.0                6.7                1.0               133.7
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    18,759.7      $       950.7       $       79.5       $    19,630.9
                                                =================  =================   ================   =================
        Equity Securities:
          Common stock.........................  $       408.4      $        48.7       $       15.0       $       442.1
                                                =================  =================   ================   =================
        December 31, 1996
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    13,645.2      $       451.5       $      121.0       $    13,975.7
            Mortgage-backed....................        2,015.9               11.2               20.3             2,006.8
            U.S. Treasury securities and
              U.S. government and
              agency securities................        1,539.4               39.2               19.3             1,559.3
            States and political subdivisions..           77.0                4.5                -                  81.5
            Foreign governments................          302.6               18.0                2.2               318.4
            Redeemable preferred stock.........          139.1                3.3                7.1               135.3
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    17,719.2      $       527.7       $      169.9       $    18,077.0
                                                =================  =================   ================   =================
        Equity Securities:
          Common stock.........................  $       362.0      $        49.3       $       17.7       $       393.6
                                                =================  =================   ================   =================

        For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company has determined an estimated fair value using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Estimated fair values for equity securities, substantially all of which do not have a readily ascertainable market value, have been determined by the Company. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 1997 and 1996, securities without a readily ascertainable market value having an amortized cost of $3,759.2 million and $3,915.7 million, respectively, had estimated fair values of $3,903.9 million and $4,024.6 million, respectively.

        The contractual maturity of bonds at December 31, 1997 is shown below:

                                                                                        Available for Sale
                                                                                ------------------------------------
                                                                                   Amortized          Estimated
                                                                                     Cost             Fair Value
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Due in one year or less................................................  $      149.9       $      151.3
        Due in years two through five..........................................       2,962.8            3,025.2
        Due in years six through ten...........................................       6,863.9            7,093.0
        Due after ten years....................................................       6,952.3            7,502.7
        Mortgage-backed securities.............................................       1,702.8            1,725.0
                                                                                ----------------   -----------------
        Total..................................................................  $   18,631.7       $   19,497.2
                                                                                ================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring the total investments in any single issuer or total investment in a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 1997, approximately 17.85% of the $18,610.6 million aggregate amortized cost of bonds held by the Insurance Group were considered to be other than investment grade.

        In addition to its holdings of corporate high yield securities, the Insurance Group is an equity investor in limited partnership interests which primarily invest in securities considered to be other than investment grade.

        Fixed maturity investments with restructured or modified terms are not material.

        Investment valuation allowances and changes thereto are shown below:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Balances, beginning of year........................  $       137.1       $      325.3       $      284.9
        SFAS No. 121 release...............................            -               (152.4)               -
        Additions charged to income........................          334.6              125.0              136.0
        Deductions for writedowns and
          asset dispositions...............................          (87.2)            (160.8)             (95.6)
                                                            -----------------   ----------------   -----------------
        Balances, End of Year..............................  $       384.5       $      137.1       $      325.3
                                                            =================   ================   =================

        Balances, end of year comprise:
          Mortgage loans on real estate....................  $        55.8       $       50.4       $       65.5
          Equity real estate...............................          328.7               86.7              259.8
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       384.5       $      137.1       $      325.3
                                                            =================   ================   =================

        At December 31, 1997, the carrying values of investments held for the production of income which were non-income producing for the twelve months preceding the consolidated balance sheet date were $12.6 million of fixed maturities and $.9 million of mortgage loans on real estate.

        At December 31, 1997 and 1996, mortgage loans on real estate with scheduled payments 60 days (90 days for agricultural mortgages) or more past due or in foreclosure (collectively, "problem mortgage loans on real estate") had an amortized cost of $23.4 million (0.9% of total mortgage loans on real estate) and $12.4 million (0.4% of total mortgage loans on real estate), respectively.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $183.4 million and $388.3 million at December 31, 1997 and 1996, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $17.2 million, $35.5 million and $52.1 million in 1997, 1996 and 1995, respectively. Gross interest income on these loans included in net investment income aggregated $12.7 million, $28.2 million and $37.4 million in 1997, 1996 and 1995, respectively.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                                         December 31,
                                                                            ----------------------------------------
                                                                                   1997                 1996
                                                                            -------------------  -------------------
                                                                                         (In Millions)
        Impaired mortgage loans with provision for losses..................  $        196.7       $        340.0
        Impaired mortgage loans without provision for losses...............             3.6                122.3
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................           200.3                462.3
        Provision for losses...............................................           (51.8)               (46.4)
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $        148.5       $        415.9
                                                                            ===================  ===================

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        During 1997, 1996 and 1995, respectively, the Company's average recorded investment in impaired mortgage loans was $246.9 million, $552.1 million and $429.0 million. Interest income recognized on these impaired mortgage loans totaled $15.2 million, $38.8 million and $27.9 million ($2.3 million, $17.9 million and $13.4 million recognized on a cash basis) for 1997, 1996 and 1995, respectively.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 1997 and 1996, the carrying value of equity real estate held for sale amounted to $1,023.5 million and $345.6 million, respectively. For 1997, 1996 and 1995, respectively, real estate of $152.0 million, $58.7 million and $35.3 million was acquired in satisfaction of debt. At December 31, 1997 and 1996, the Company owned $693.3 million and $771.7 million, respectively, of real estate acquired in satisfaction of debt.

        Depreciation of real estate is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years. Accumulated depreciation on real estate was $541.1 million and $587.5 million at December 31, 1997 and 1996, respectively. Depreciation expense on real estate totaled $74.9 million, $91.8 million and $121.7 million for 1997, 1996 and 1995, respectively.

 4)     JOINT VENTURES AND PARTNERSHIPS

        Summarized combined financial information for real estate joint ventures (29 and 34 individual ventures as of December 31, 1997 and 1996, respectively) and for limited partnership interests accounted for under the equity method, in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater is as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1997                1996
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $    1,700.9       $    1,883.7
        Investments in securities, generally at estimated fair value...........       1,374.8            2,430.6
        Cash and cash equivalents..............................................         105.4               98.0
        Other assets...........................................................         584.9              427.0
                                                                                ----------------   -----------------
        Total Assets...........................................................  $    3,766.0       $    4,839.3
                                                                                ================   =================

        Borrowed funds - third party...........................................  $      493.4       $    1,574.3
        Borrowed funds - the Company...........................................          31.2              137.9
        Other liabilities......................................................         284.0              415.8
                                                                                ----------------   -----------------
        Total liabilities......................................................         808.6            2,128.0
                                                                                ----------------   -----------------

        Partners' capital......................................................       2,957.4            2,711.3
                                                                                ----------------   -----------------

        Total Liabilities and Partners' Capital................................  $    3,766.0       $    4,839.3
                                                                                ================   =================

        Equity in partners' capital included above.............................  $      568.5       $      806.8
        Equity in limited partnership interests not included above.............         331.8              201.8
        Other..................................................................           4.3                9.8
                                                                                ----------------   -----------------
        Carrying Value.........................................................  $      904.6       $    1,018.4
                                                                                ================   =================

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............  $       310.5       $      348.9       $      463.5
        Revenues of other limited partnership interests....          506.3              386.1              242.3
        Interest expense - third party.....................          (91.8)            (111.0)            (135.3)
        Interest expense - the Company.....................           (7.2)             (30.0)             (41.0)
        Other expenses.....................................         (263.6)            (282.5)            (397.7)
                                                            -----------------   ----------------   -----------------
        Net Earnings.......................................  $       454.2       $      311.5       $      131.8
                                                            =================   ================   =================

        Equity in net earnings included above..............  $        76.7       $       73.9       $       49.1
        Equity in net earnings of limited partnerships
          interests not included above.....................           69.5               35.8               44.8
        Other..............................................            (.9)                .9                1.0
                                                                                                   -----------------
                                                            -----------------   ----------------   -----------------
        Total Equity in Net Earnings.......................  $       145.3       $      110.6       $       94.9
                                                            =================   ================   =================

 5)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income are summarized as follows:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Fixed maturities...................................  $     1,459.4       $    1,307.4       $    1,151.1
        Mortgage loans on real estate......................          260.8              303.0              329.0
        Equity real estate.................................          390.4              442.4              560.4
        Other equity investments...........................          156.9              122.0               76.9
        Policy loans.......................................          177.0              160.3              144.4
        Other investment income............................          181.7              217.4              273.0
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................        2,626.2            2,552.5            2,534.8
                                                            -----------------   ----------------   -----------------

          Investment expenses..............................          343.4              348.9              446.6
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $     2,282.8       $    2,203.6       $    2,088.2
                                                            =================   ================   =================

        Investment gains (losses), net, including changes in the valuation allowances, are summarized as follows:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Fixed maturities...................................  $        88.1       $       60.5       $      119.9
        Mortgage loans on real estate......................          (11.2)             (27.3)             (40.2)
        Equity real estate.................................         (391.3)             (79.7)             (86.6)
        Other equity investments...........................           14.1               18.9               12.8
        Sale of subsidiaries...............................          252.1                -                  -
        Issuance and sales of Alliance Units...............            -                 20.6                -
        Other..............................................            3.0               (2.8)               (.6)
                                                            -----------------   ----------------   -----------------
        Investment (Losses) Gains, Net.....................  $       (45.2)      $       (9.8)      $        5.3
                                                            =================   ================   =================

        Writedowns of fixed maturities amounted to $11.7 million, $29.9 million and $46.7 million for 1997, 1996 and 1995, respectively, and writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $136.4 million and $23.7 million for 1997 and 1996, respectively. In the fourth quarter of 1997, the Company reclassified $1,095.4 million depreciated cost of equity real estate from real estate held for the production of income to real estate held for sale. Additions to valuation allowances of $227.6 million were recorded upon these transfers. Additionally in the fourth quarter, $132.3 million of writedowns on real estate held for production of income were recorded.

        For 1997, 1996 and 1995, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $9,789.7 million, $8,353.5 million and $8,206.0 million. Gross gains of $166.0 million, $154.2 million and $211.4 million and gross losses of $108.8 million, $92.7 million and $64.2 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 1997, 1996 and 1995 amounted to $513.4 million, $(258.0) million and $1,077.2 million, respectively.

        For 1997, 1996 and 1995, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $137.5 million, $136.7 million and $131.2 million, respectively.

        On June 10, 1997, Equitable Life sold EREIM (other than its interest in Column Financial, Inc.) ("ERE") to Lend Lease Corporation Limited ("Lend Lease"), a publicly traded, international property and financial services company based in Sydney, Australia. The total purchase price was $400.0 million and consisted of $300.0 million in cash and a $100.0 million note maturing in eight years and bearing interest at the rate of 7.4%, subject to certain adjustments. Equitable Life recognized an investment gain of $162.4 million, net of Federal income tax of $87.4 million as a result of this transaction. Equitable Life entered into long-term advisory agreements whereby ERE will continue to provide substantially the same services to Equitable Life's General Account and Separate Accounts, for substantially the same fees, as provided prior to the sale.

        Through June 10, 1997 and the years ended December 31, 1996 and 1995, respectively, the businesses sold reported combined revenues of $91.6 million, $226.1 million and $245.6 million and combined net earnings of $10.7 million, $30.7 million and $27.9 million. Total combined assets and liabilities as reported at December 31, 1996 were $171.8 million and $130.1 million, respectively.

        In 1996, Alliance acquired the business of Cursitor-Eaton Asset Management Company and Cursitor Holdings Limited (collectively, "Cursitor") for approximately $159.0 million. The purchase price consisted of $94.3 million in cash, 1.8 million of Alliance's publicly traded units ("Alliance Units"), 6% notes aggregating $21.5 million payable ratably over four years, and substantial additional consideration to be determined at a later date. The excess of the purchase price, including acquisition costs and minority interest, over the fair value of Cursitor's net assets acquired resulted in the recognition of intangible assets consisting of costs assigned to contracts acquired and goodwill of approximately $122.8 million and $38.3 million, respectively. The Company recognized an investment gain of $20.6 million as a result of the issuance of Alliance Units in this transaction. On June 30, 1997, Alliance reduced the recorded value of goodwill and contracts associated with Alliance's acquisition of Cursitor by $120.9 million. This charge reflected Alliance's view that Cursitor's continuing decline in assets under management and its reduced profitability, resulting from relative investment underperformance, no longer supported the carrying value of its investment. As a result, the Company's earnings from continuing operations before cumulative effect of accounting change for 1997 included a charge of $59.5 million, net of a Federal income tax benefit of $10.0 million and minority interest of $51.4 million. The remaining balance of intangible assets is being amortized over its estimated useful life of 20 years. At December 31, 1997, the Company's ownership of Alliance Units was approximately 56.9%.

        Net unrealized investment gains (losses), included in the consolidated balance sheets as a component of equity and the changes for the corresponding years, are summarized as follows:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Balance, beginning of year.........................  $       189.9       $      396.5       $     (220.5)
        Changes in unrealized investment gains (losses)....          543.3             (297.6)           1,198.9
        Changes in unrealized investment losses
          (gains) attributable to:
            Participating group annuity contracts..........           53.2                -                (78.1)
            DAC............................................          (89.0)              42.3             (216.8)
            Deferred Federal income taxes..................         (163.8)              48.7             (287.0)
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       533.6       $      189.9       $      396.5
                                                            =================   ================   =================

        Balance, end of year comprises:
          Unrealized investment gains on:
            Fixed maturities...............................  $       871.2       $      357.8       $      615.9
            Other equity investments.......................           33.7               31.6               31.1
            Other, principally Closed Block................           80.9               53.1               93.1
                                                            -----------------   ----------------   -----------------
              Total........................................          985.8              442.5              740.1
          Amounts of unrealized investment gains
            attributable to:
              Participating group annuity contracts........          (19.0)             (72.2)             (72.2)
              DAC..........................................         (141.0)             (52.0)             (94.3)
              Deferred Federal income taxes................         (292.2)            (128.4)            (177.1)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       533.6       $      189.9       $      396.5
                                                            =================   ================   =================

6)      CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    1997                 1996
                                                                              -----------------    -----------------
                                                                                          (In Millions)
        Assets
        Fixed Maturities:
          Available for sale, at estimated fair value (amortized cost,
            $4,059.4 and $3,820.7)...........................................  $    4,231.0         $    3,889.5
        Mortgage loans on real estate........................................       1,341.6              1,380.7
        Policy loans.........................................................       1,700.2              1,765.9
        Cash and other invested assets.......................................         282.7                336.1
        DAC..................................................................         775.2                876.5
        Other assets.........................................................         235.9                246.3
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    8,566.6         $    8,495.0
                                                                              =================    =================

        Liabilities
        Future policy benefits and policyholders' account balances...........  $    8,993.2         $    8,999.7
        Other liabilities....................................................          80.5                 91.6
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    9,073.7         $    9,091.3
                                                                              =================    =================

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Revenues
        Premiums and other revenue.........................  $       687.1       $      724.8       $      753.4
        Investment income (net of investment
          expenses of $27.0, $27.3 and $26.7)..............          574.9              546.6              538.9
        Investment losses, net.............................          (42.4)              (5.5)             (20.2)
                                                            -----------------   ----------------   -----------------
              Total revenues...............................        1,219.6            1,265.9            1,272.1
                                                            -----------------   ----------------   -----------------

        Benefits and Other Deductions
        Policyholders' benefits and dividends..............        1,066.7            1,106.3            1,077.6
        Other operating costs and expenses.................           50.4               34.6               51.3
                                                            -----------------   ----------------   -----------------
              Total benefits and other deductions..........        1,117.1            1,140.9            1,128.9
                                                            -----------------   ----------------   -----------------

        Contribution from the Closed Block.................  $       102.5       $      125.0       $      143.2
                                                            =================   ================   =================

        At December 31, 1997 and 1996, problem mortgage loans on real estate had an amortized cost of $8.1 million and $4.3 million, respectively, and mortgage loans on real estate for which the payment terms have been restructured had an amortized cost of $70.5 million and $114.2 million, respectively. At December 31, 1996, the restructured mortgage loans on real estate amount included $.7 million of problem mortgage loans on real estate.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1997                1996
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Impaired mortgage loans with provision for losses......................  $       109.1      $       128.1
        Impaired mortgage loans without provision for losses...................             .6                 .6
                                                                                ----------------   -----------------
        Recorded investment in impaired mortgages..............................          109.7              128.7
        Provision for losses...................................................          (17.4)             (12.9)
                                                                                ----------------   -----------------
        Net Impaired Mortgage Loans............................................  $        92.3      $       115.8
                                                                                ================   =================

        During 1997, 1996 and 1995, the Closed Block's average recorded investment in impaired mortgage loans was $110.2 million, $153.8 million and $146.9 million, respectively. Interest income recognized on these impaired mortgage loans totaled $9.4 million, $10.9 million and $5.9 million ($4.1 million, $4.7 million and $1.3 million recognized on a cash basis) for 1997, 1996 and 1995, respectively.

        Valuation allowances amounted to $18.5 million and $13.8 million on mortgage loans on real estate and $16.8 million and $3.7 million on equity real estate at December 31, 1997 and 1996, respectively. As of January 1, 1996, the adoption of SFAS No. 121 resulted in the recognition of impairment losses of $5.6 million on real estate held for production of income. Writedowns of fixed maturities amounted to $3.5 million, $12.8 million and $16.8 million for 1997, 1996 and 1995, respectively and writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $28.8 million for 1997.

        In the fourth quarter of 1997, $72.9 million depreciated cost of equity real estate held for production of income was reclassified to equity real estate held for sale. Additions to valuation allowances of $15.4 million were recorded upon these transfers. Additionally, in the fourth quarter, $28.8 million of writedowns on real estate held for production of income were recorded.

        Many expenses related to Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

 7)     DISCONTINUED OPERATIONS

        Summarized financial information for discontinued operations follows:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    1997                 1996
                                                                              -----------------    -----------------
                                                                                          (In Millions)

        Assets
        Mortgage loans on real estate........................................  $      655.5         $    1,111.1
        Equity real estate...................................................         655.6                925.6
        Other equity investments.............................................         209.3                300.5
        Short-term investments...............................................         102.0                 63.2
        Other invested assets................................................          41.9                 50.9
                                                                              -----------------    -----------------
          Total investments..................................................       1,664.3              2,451.3
        Cash and cash equivalents............................................         106.8                 42.6
        Other assets.........................................................         253.9                242.9
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    2,025.0         $    2,736.8
                                                                              =================    =================

        Liabilities
        Policyholders' liabilities...........................................  $    1,048.3         $    1,335.9
        Allowance for future losses..........................................         259.2                262.0
        Amounts due to continuing operations.................................         572.8                996.2
        Other liabilities....................................................         144.7                142.7
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    2,025.0         $    2,736.8
                                                                              =================    =================


                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Revenues
        Investment income (net of investment
          expenses of $97.3, $127.5 and $153.1)............  $       188.6       $      245.4       $      323.6
        Investment losses, net.............................         (173.7)             (18.9)             (22.9)
        Policy fees, premiums and other income.............             .2                 .2                 .7
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           15.1              226.7              301.4

        Benefits and other deductions......................          169.5              250.4              326.5
        Losses charged to allowance for future losses......         (154.4)             (23.7)             (25.1)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................            -                  -                  -
        Pre-tax loss from strengthening of the
          allowance for future losses......................         (134.1)            (129.0)               -
        Federal income tax benefit.........................           46.9               45.2                -
                                                            -----------------   ----------------   -----------------
        Loss from Discontinued Operations..................  $       (87.2)      $      (83.8)      $        -
                                                            =================   ================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of the discontinued operations against the allowance, re-estimates future losses, and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in the need to strengthen the allowance in 1997 and 1996, respectively.

        In the fourth quarter of 1997, $329.9 million depreciated cost of equity real estate was reclassified from equity real estate held for production of income to real estate held for sale. Additions to valuation allowances of $79.8 million were recognized upon these transfers. Additionally, in the fourth quarter, $92.5 million of writedown on real estate held for production of income were recognized.

        Benefits and other deductions includes $53.3 million, $114.3 million and $154.6 million of interest expense related to amounts borrowed from continuing operations in 1997, 1996 and 1995, respectively.

        Valuation allowances amounted to $28.4 million and $9.0 million on mortgage loans on real estate and $88.4 million and $20.4 million on equity real estate at December 31, 1997 and 1996, respectively. As of January 1, 1996, the adoption of SFAS No. 121 resulted in a release of existing valuation allowances of $71.9 million on equity real estate and recognition of impairment losses of $69.8 million on real estate held for production of income. Writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $95.7 million and $12.3 million for 1997 and 1996, respectively.

        At December 31, 1997 and 1996, problem mortgage loans on real estate had amortized costs of $11.0 million and $7.9 million, respectively, and mortgage loans on real estate for which the payment terms have been restructured had amortized costs of $109.4 million and $208.1 million, respectively.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1997                1996
                                                                                ----------------   -----------------
                                                                                           (In Millions)

        Impaired mortgage loans with provision for losses......................  $       101.8      $        83.5
        Impaired mortgage loans without provision for losses...................             .2               15.0
                                                                                ----------------   -----------------
        Recorded investment in impaired mortgages..............................          102.0               98.5
        Provision for losses...................................................          (27.3)              (8.8)
                                                                                ----------------   -----------------
        Net Impaired Mortgage Loans............................................  $        74.7      $        89.7
                                                                                ================   =================

        During 1997, 1996 and 1995, the discontinued operations' average recorded investment in impaired mortgage loans was $89.2 million, $134.8 million and $177.4 million, respectively. Interest income recognized on these impaired mortgage loans totaled $6.6 million, $10.1 million and $4.5 million ($5.3 million, $7.5 million and $.4 million recognized on a cash basis) for 1997, 1996 and 1995, respectively.

        At December 31, 1997 and 1996, discontinued operations had carrying values of $156.2 million and $263.0 million, respectively, of real estate acquired in satisfaction of debt.

8)      SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    1997                 1996
                                                                              -----------------    -----------------
                                                                                          (In Millions)
        Short-term debt......................................................  $      422.2         $      174.1
                                                                              -----------------    -----------------
        Long-term debt:
        Equitable Life:
          6.95% surplus notes scheduled to mature 2005.......................         399.4                399.4
          7.70% surplus notes scheduled to mature 2015.......................         199.7                199.6
          Other..............................................................            .3                   .5
                                                                              -----------------    -----------------
              Total Equitable Life...........................................         599.4                599.5
                                                                              -----------------    -----------------
        Wholly Owned and Joint Venture Real Estate:
          Mortgage notes, 5.87% - 12.00% due through 2006....................         951.1                968.6
                                                                              -----------------    -----------------
        Alliance:
          Other..............................................................          18.5                 24.7
                                                                              -----------------    -----------------
        Total long-term debt.................................................       1,569.0              1,592.8
                                                                              -----------------    -----------------

        Total Short-term and Long-term Debt..................................  $    1,991.2         $    1,766.9
                                                                              =================    =================

        Short-term Debt

        Equitable Life has a $350.0 million bank credit facility available to fund short-term working capital needs and to facilitate the securities settlement process. The credit facility consists of two types of borrowing options with varying interest rates and expires in June 2000. The interest rates are based on external indices dependent on the type of borrowing and at December 31, 1997 range from 5.88% to 8.50%. There were no borrowings outstanding under this bank credit facility at December 31, 1997.

        Equitable Life has a commercial paper program with an issue limit of $500.0 million. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $350.0 million bank credit facility. At December 31, 1997, $50.0 million was outstanding under this program.

        During 1996, Alliance entered into a $250.0 million five-year revolving credit facility with a group of banks. Under the facility, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal funds rate. A facility fee is payable on the total facility. The revolving credit facility will be used to provide back-up liquidity for Alliance's $250.0 million commercial paper program, to fund commission payments to financial intermediaries for the sale of Class B and C shares under Alliance's mutual fund distribution system, and for general working capital purposes. At December 31, 1997, Alliance had $72.0 million in commercial paper outstanding and there were no borrowings under the revolving credit facility.

        Long-term Debt

        Several of the long-term debt agreements have restrictive covenants related to the total amount of debt, net tangible assets and other matters. The Company is in compliance with all debt covenants.

        On December 18, 1995, Equitable Life issued, in accordance with Section 1307 of the New York Insurance Law, $400.0 million of surplus notes having an interest rate of 6.95% scheduled to mature in 2005 and $200.0 million of surplus notes having an interest rate of 7.70% scheduled to mature in 2015 (together, the "Surplus Notes"). Proceeds from the issuance of the Surplus Notes were $596.6 million, net of related issuance costs. Payments of interest on, or principal of, the Surplus Notes are subject to prior approval by the Superintendent.

        The Company has pledged real estate, mortgage loans, cash and securities amounting to $1,164.0 million and $1,406.4 million at December 31, 1997 and 1996, respectively, as collateral for certain long-term debt.

        At December 31, 1997, aggregate maturities of the long-term debt based on required principal payments at maturity for 1998 and the succeeding four years are $565.8 million, $201.4 million, $8.6 million, $1.7 million and $1.8 million, respectively, and $790.6 million thereafter.

 9)     FEDERAL INCOME TAXES

        A summary of the Federal income tax expense in the consolidated statements of earnings is shown below:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Federal income tax expense (benefit):
          Current..........................................  $       186.5       $       97.9       $      (11.7)
          Deferred.........................................          (95.0)             (88.2)             132.2
                                                            -----------------   ----------------   -----------------
        Total..............................................  $        91.5       $        9.7       $      120.5
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and the tax effects of each are as follows:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Expected Federal income tax expense................  $       234.7       $       73.0       $      173.7
        Non-taxable minority interest......................          (38.0)             (28.6)             (22.0)
        Adjustment of tax audit reserves...................          (81.7)               6.9                4.1
        Equity in unconsolidated subsidiaries..............          (45.1)             (32.3)             (19.4)
        Other..............................................           21.6               (9.3)             (15.9)
                                                            -----------------   ----------------   -----------------
        Federal Income Tax Expense.........................  $        91.5       $        9.7       $      120.5
                                                            =================   ================   =================

        The components of the net deferred Federal income taxes are as follows:

                                                       December 31, 1997                  December 31, 1996
                                                ---------------------------------  ---------------------------------
                                                    Assets         Liabilities         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (In Millions)

        Compensation and related benefits......  $     257.9      $        -        $      259.2      $       -
        Other..................................         30.7               -                 -                1.8
        DAC, reserves and reinsurance..........          -               222.8               -              166.0
        Investments............................          -               405.7               -              328.6
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $     288.6      $      628.5      $      259.2      $     496.4
                                                ===============  ================  ===============   ===============

        The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and the tax effects of each are as follows:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        DAC, reserves and reinsurance......................  $        46.2       $     (156.2)      $       63.3
        Investments........................................         (113.8)              78.6               13.0
        Compensation and related benefits..................            3.7               22.3               30.8
        Other..............................................          (31.1)             (32.9)              25.1
                                                            -----------------   ----------------   -----------------
        Deferred Federal Income Tax
          (Benefit) Expense................................  $       (95.0)      $      (88.2)      $      132.2
                                                            =================   ================   =================

        The Internal Revenue Service (the "IRS") is in the process of examining the Company's consolidated Federal income tax returns for the years 1989 through 1991. Management believes these audits will have no material adverse effect on the Company's results of operations.

10)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability. The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Direct premiums....................................  $       448.6       $      461.4       $      474.2
        Reinsurance assumed................................          198.3              177.5              171.3
        Reinsurance ceded..................................          (45.4)             (41.3)             (38.7)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       601.5       $      597.6       $      606.8
                                                            =================   ================   =================

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $        61.0       $       48.2       $       44.0
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $        70.6       $       54.1       $       48.9
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        36.4       $       32.3       $       28.5
                                                            =================   ================   =================

        Effective January 1, 1994, all in force business above $5.0 million was reinsured. During 1996, the Company's retention limit on joint survivorship policies was increased to $15.0 million. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks as well as in certain other cases.

        The Insurance Group cedes 100% of its group life and health business to a third party insurance company. Premiums ceded totaled $1.6 million, $2.4 million and $260.6 million for 1997, 1996 and 1995, respectively. Ceded death and disability benefits totaled $4.3 million, $21.2 million and $188.1 million for 1997, 1996 and 1995, respectively. Insurance liabilities ceded totaled $593.8 million and $652.4 million at December 31, 1997 and 1996, respectively.

11)     EMPLOYEE BENEFIT PLANS

        The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

        Components of net periodic pension cost (credit) for the qualified and non-qualified plans are as follows:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Service cost.......................................  $        32.5       $       33.8       $       30.0
        Interest cost on projected benefit obligations.....          128.2              120.8              122.0
        Actual return on assets............................         (307.6)            (181.4)            (309.2)
        Net amortization and deferrals.....................          166.6               43.4              155.6
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Cost (Credit).................  $        19.7       $       16.6       $       (1.6)
                                                            =================   ================   =================

        The funded status of the qualified and non-qualified pension plans is as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1997                1996
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Actuarial present value of obligations:
          Vested...............................................................  $    1,702.6       $    1,672.2
          Non-vested...........................................................           3.9               10.1
                                                                                ----------------   -----------------
        Accumulated Benefit Obligation.........................................  $    1,706.5       $    1,682.3
                                                                                ================   =================

        Plan assets at fair value..............................................  $    1,867.4       $    1,626.0
        Projected benefit obligations..........................................       1,801.3            1,765.5
                                                                                ----------------   -----------------
        Projected benefit obligations (in excess of) or less than plan assets..          66.1             (139.5)
        Unrecognized prior service cost........................................          (9.9)             (17.9)
        Unrecognized net loss from past experience different
          from that assumed....................................................          95.0              280.0
        Unrecognized net asset at transition...................................           3.1                4.7
        Additional minimum liability...........................................           -                (19.3)
                                                                                ----------------   -----------------
        Prepaid  Pension Cost..................................................  $      154.3       $      108.0
                                                                                ================   =================

        The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 7.25% and 4.07%, respectively, at December 31, 1997 and 7.5% and 4.25%, respectively, at December 31, 1996. As of January 1, 1997 and 1996, the expected long-term rate of return on assets for the retirement plan was 10.25%.

        The Company recorded, as a reduction of shareholders' equity, an additional minimum pension liability of $17.3 million and $12.9 million, net of Federal income taxes, at December 31, 1997 and 1996, respectively, primarily representing the excess of the accumulated benefit obligation of the qualified pension plan over the accrued liability.

        The  pension  plan's  assets  include   corporate  and  government  debt
        securities, equity securities, equity real estate and shares of group trusts managed by Alliance.

        Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $33.2 million, $34.7 million and $36.4 million for 1997, 1996 and 1995, respectively.

        The Company provides certain medical and life insurance benefits (collectively, "postretirement benefits") for qualifying employees, managers and agents retiring from the Company (i) on or after attaining age 55 who have at least 10 years of service or (ii) on or after attaining age 65 or (iii) whose jobs have been abolished and who have attained age 50 with 20 years of service. The life insurance benefits are related to age and salary at retirement. The costs of postretirement benefits are recognized in accordance with the provisions of SFAS No.
        106. The Company continues to fund postretirement benefits costs on a pay-as-you-go basis and, for 1997, 1996 and 1995, the Company made estimated postretirement benefits payments of $18.7 million, $18.9 million and $31.1 million, respectively.

        The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's consolidated financial statements:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Service cost.......................................  $         4.5       $        5.3       $        4.0
        Interest cost on accumulated postretirement
          benefits obligation..............................           34.7               34.6               34.7
        Net amortization and deferrals.....................            1.9                2.4               (2.3)
                                                            -----------------   ----------------   -----------------
        Net Periodic Postretirement Benefits Costs.........  $        41.1       $       42.3       $       36.4
                                                            =================   ================   =================

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1997                1996
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Accumulated postretirement benefits obligation:
          Retirees.............................................................  $      388.5       $      381.8
          Fully eligible active plan participants..............................          45.7               50.7
          Other active plan participants.......................................          56.6               60.7
                                                                                ----------------   -----------------
                                                                                        490.8              493.2
        Unrecognized prior service cost........................................          40.3               50.5
        Unrecognized net loss from past experience different
          from that assumed and from changes in assumptions....................        (140.6)            (150.5)
                                                                                ----------------   -----------------
        Accrued Postretirement Benefits Cost...................................  $      390.5       $      393.2
                                                                                ================   =================

        Since January 1, 1994, costs to the Company for providing these medical benefits available to retirees under age 65 are the same as those offered to active employees and costs to the Company of providing these medical benefits will be limited to 200% of 1993 costs for all participants.

        The assumed health care cost trend rate used in measuring the accumulated postretirement benefits obligation was 8.75% in 1997, gradually declining to 2.75% in the year 2009 and in 1996 was 9.5%, gradually declining to 3.5% in the year 2009. The discount rate used in determining the accumulated postretirement benefits obligation was 7.25% and 7.50% at December 31, 1997 and 1996, respectively.

        If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefits obligation as of December 31, 1997 would be increased 7%. The effect of this change on the sum of the service cost and interest cost would be an increase of 8%.

12)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        Derivatives

        The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Accounting for interest rate swap transactions is on an accrual basis. Gains and losses related to interest rate swap transactions are amortized as yield adjustments over the remaining life of the underlying hedged security. Income and expense resulting from interest rate swap activities are reflected in net investment income. The notional amount of matched interest rate swaps outstanding at December 31, 1997 and 1996, respectively, was $1,353.4 million and $649.9 million. The average unexpired terms at December 31, 1997 ranged from 1.5 to 3.8 years. At December 31, 1997, the cost of terminating outstanding matched swaps in a loss position was $10.9 million and the unrealized gain on outstanding matched swaps in a gain position was $38.9 million. The Company has no intention of terminating these contracts prior to maturity. During 1996 and 1995, net gains of $.2 million and $1.4 million, respectively, were recorded in connection with interest rate swap activity. Equitable Life has implemented an interest rate cap program designed to hedge crediting rates on interest-sensitive individual annuities contracts. The outstanding notional amounts at

        December 31, 1997 of contracts purchased and sold were $7,250.0 million and $875.0 million, respectively. The net premium paid by Equitable Life on these contracts was $48.5 million and is being amortized ratably over the contract periods ranging from 1 to 5 years. Income and expense resulting from this program are reflected as an adjustment to interest credited to policyholders' account balances.

        Substantially all of DLJ's activities related to derivatives are, by their nature trading activities which are primarily for the purpose of customer accommodations. DLJ enters into certain contractual agreements referred to as derivatives or off-balance-sheet financial instruments involving futures, forwards and options. DLJ's derivative activities consist of writing over-the-counter ("OTC") options to accommodate its customer needs, trading in forward contracts in U.S. government and agency issued or guaranteed securities and in futures contracts on equity-based indices, interest rate instruments and currencies and issuing structured products based on emerging market financial instruments and indices. DLJ's involvement in swap contracts and commodity derivative instruments is not significant.

        Fair Value of Financial Instruments

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 1997 and 1996.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The estimated fair values for variable deferred annuities and single premium deferred annuities ("SPDA"), which are included in policyholders' account balances, are estimated by discounting the account value back from the time of the next crediting rate review to the present, at a rate equal to the excess of current estimated market rates offered on new policies over the current crediting rates.

        Fair values for long-term debt is determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The following table discloses carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 6 and 7:

                                                                           December 31,
                                                --------------------------------------------------------------------
                                                              1997                               1996
                                                ---------------------------------  ---------------------------------
                                                   Carrying         Estimated         Carrying         Estimated
                                                    Value          Fair Value          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (In Millions)

        Consolidated Financial Instruments:
        Mortgage loans on real estate..........  $    2,611.4     $     2,822.8     $     3,133.0     $    3,394.6
        Other limited partnership interests....         509.4             509.4             467.0            467.0
        Policy loans...........................       2,422.9           2,493.9           2,196.1          2,221.6
        Policyholders' account balances -
          investment contracts.................      12,611.0          12,714.0          12,908.7         12,992.2
        Long-term debt.........................       1,569.0           1,531.5           1,592.8          1,557.7

        Closed Block Financial Instruments:
        Mortgage loans on real estate..........       1,341.6           1,420.7           1,380.7          1,425.6
        Other equity investments...............          86.3              86.3             105.0            105.0
        Policy loans...........................       1,700.2           1,784.2           1,765.9          1,798.0
        SCNILC liability.......................          27.6              30.3              30.6             34.9

        Discontinued Operations Financial
        Instruments:
        Mortgage loans on real estate..........         655.5             779.9           1,111.1          1,220.3
        Fixed maturities.......................          38.7              38.7              42.5             42.5
        Other equity investments...............         209.3             209.3             300.5            300.5
        Guaranteed interest contracts..........          37.0              34.0             290.7            300.5
        Long-term debt.........................         102.0             102.1             102.1            102.2

13)     COMMITMENTS AND CONTINGENT LIABILITIES

        The Company has provided, from time to time, certain guarantees or commitments to affiliates, investors and others. These arrangements include commitments by the Company, under certain conditions: to make capital contributions of up to $202.6 million to affiliated real estate joint ventures; and to provide equity financing to certain limited partnerships of $362.1 million at December 31, 1997, under existing loan or loan commitment agreements.

        Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the satisfaction of those obligations by Equitable Life is remote.

        The Insurance Group had $47.4 million of letters of credit outstanding at December 31, 1997.

14)     LITIGATION

        Equitable Life recently agreed to settle, subject to court approval, previously disclosed cases brought by persons insured under Lifetime Guaranteed Renewable Major Medical Insurance Policies issued by Equitable Life (the "Policies") in New York (Golomb et al. v. The Equitable Life Assurance Society of the United States), Pennsylvania (Malvin et al. v. The Equitable Life Assurance Society of the United States), Texas (Bowler et al. v. The Equitable Life Assurance Society of the United States), Florida (Bachman v. The Equitable Life Assurance Society of the United States) and California (Fletcher v. The Equitable Life Assurance Society of the United States). Plaintiffs in these cases claimed that Equitable Life's method for determining premium increases breached the terms of certain forms of the Policies and was misrepresented. Plaintiffs in Bowler and Fletcher also claimed that Equitable Life misrepresented to policyholders in Texas and California, respectively, that premium increases had been approved by insurance departments in those states and determined annual rate increases in a manner that discriminated against policyholders in those states in violation of the terms of the Policies, representations to policyholders and/or state law. The New York trial court dismissed the Golomb action with prejudice and plaintiffs appealed. In Bowler and Fletcher,
        Equitable Life denied the material allegations of the complaints and filed motions for summary judgment which have been fully briefed. The Malvin action was stayed indefinitely pending the outcome of proceedings in Golomb and in Fletcher the magistrate concluded that the case should be remanded to California state court and Equitable Life appealed that determination to the district judge. On December 23, 1997, Equitable Life entered into a settlement agreement, subject to court approval, which would result in the dismissal with prejudice of each of the five pending actions and the resolution of all similar claims on a nationwide basis.

        The settlement agreement provides for the creation of a nationwide class consisting of all persons holding, and paying premiums on, the Policies at any time since January 1, 1988. An amended complaint will be filed in the federal district court in Tampa, Florida (where the Florida action is pending), that would assert claims of the kind previously made in the cases described above on a nationwide basis, on behalf of policyholders in the nationwide class, which consists of approximately 127,000 former and current policyholders. If the settlement is approved, Equitable Life would pay $14,166,000 in exchange for release of all claims for past damages on claims of the type described in the five pending actions and the amended complaint. Costs of administering the settlement and any attorneys' fees awarded by the court to plaintiffs' counsel would be deducted from this fund before distribution of the balance to the class. In addition to this payment, Equitable Life will provide future relief to current holders of certain forms of the Policies in the form of an agreement to be embodied in the court's judgment, restricting the premium increases Equitable Life can seek on these Policies in the future. The parties estimate the present value of these restrictions at $23,333,000, before deduction of any attorneys' fees that may be awarded by the court. The estimate is based on assumptions about future events that cannot be predicted with certainty and accordingly the actual value of the future relief may differ. The parties to the settlement shortly will be asking the court to approve preliminarily the settlement and settlement class and to permit distribution of notice of the settlement to policyholders, establish procedures for objections, an opportunity to opt out of the settlements as it affects past damages, and a court hearing on whether the settlement should be finally approved. Equitable Life cannot predict whether the settlement will be approved or, if it is not approved, the outcome of the pending litigations. As noted, proceedings in Malvin were stayed indefinitely; proceedings in the other actions have been stayed or deferred to accommodate the settlement approval process.

        A number of lawsuits have been filed against life and health insurers in the jurisdictions in which Equitable Life and its subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. Equitable Life, Equitable Variable Life Insurance Company ("EVLICO," which was merged into Equitable Life effective January 1, 1997, but whose existence continues for certain limited purposes, including the defense of litigation) and The Equitable of Colorado, Inc. ("EOC"), like other life and health insurers, from time to time are involved in such litigation. Among litigations pending against Equitable Life, EVLICO and EOC of the type referred to in this paragraph are the litigations described in the following seven paragraphs.

        An action was instituted on April 6, 1995 against Equitable Life and its wholly owned subsidiary, EOC, in New York state court, entitled Sidney
        C. Cole, et al. v. The Equitable Life Assurance Society of the United States and The Equitable of Colorado, Inc. The action is brought by the holders of a joint survivorship whole life policy issued by EOC. The action purports to be on behalf of a class consisting of all persons who from January 1, 1984 purchased life insurance policies sold by Equitable Life and EOC based upon allegedly uniform sales presentations and policy illustrations. The complaint puts in issue various alleged sales practices that plaintiffs assert, among other things, misrepresented the stated number of years that the annual premium would need to be paid. Plaintiffs seek damages in an unspecified amount, imposition of a constructive trust, and seek to enjoin Equitable Life and EOC from engaging in the challenged sales practices. In June 1996, the Court issued a decision and order dismissing with prejudice plaintiffs' causes of action for fraud, constructive fraud, breach of fiduciary duty, negligence, and unjust enrichment, and dismissing without prejudice plaintiffs' cause of action under the New York State consumer protection statute. The only remaining causes of action are for breach of contract and negligent misrepresentation. In April 1997, plaintiffs noticed an appeal from the court's June 1996 order. Subsequently, Equitable Life and EOC noticed a cross-appeal from so much of the June 1996 order that denied their motion to dismiss. Briefing on the appeals is scheduled to begin on February 23, 1998. In June 1997, plaintiffs filed their memorandum of law and affidavits in support of their motion for class certification. That memorandum states that plaintiffs seek to certify a class solely on their breach of contract claims, and not on their negligent misrepresentation claim. Plaintiffs' class certification motion has been fully briefed by the parties and is sub judice. In August 1997, Equitable Life and EOC moved for summary judgment dismissing plaintiffs' remaining claims of breach of contract and negligent misrepresentation. Defendants' summary judgment motion has been fully briefed by the parties. On January 5, 1998, plaintiffs filed a note of issue (placing the case on the trial calendar).

        On May 21, 1996, an action entitled Elton F. Duncan, III v. The Equitable Life Assurance Society of the United States was commenced against Equitable Life in the Civil District Court for the Parish of Orleans, State of Louisiana. The action originally was brought by an individual who purchased a whole life policy from Equitable Life in
        1989. In September 1997, with leave of the court, plaintiff filed a second amended petition naming six additional policyholder plaintiffs and three new sales agent defendants. The sole named individual defendant in the original petition is also named as a defendant in the second amended petition. Plaintiffs purport to represent a class consisting of all persons who purchased whole life or universal life insurance policies from Equitable Life from January 1, 1981 through July 22, 1992. Plaintiffs allege improper sales practices based on allegations of misrepresentations concerning one or more of the following: the number of years that premiums would need to be paid; a policy's suitability as an investment vehicle; and the extent to which a policy was a proper replacement policy. Plaintiffs seek damages, including punitive damages, in an unspecified amount. In October 1997, Equitable Life filed (i) exceptions to the second amended petition, asserting deficiencies in pleading of venue and vagueness; and (ii) a motion to strike certain allegations. On January 23, 1998, the court heard argument on Equitable Life's exceptions and motion to strike. Those motions are sub judice. Motion practice regarding discovery continues.

        On July 26, 1996, an action entitled Michael Bradley v. Equitable Variable Life Insurance Company was commenced in New York state court, Kings County. The action is brought by the holder of a variable life insurance policy issued by EVLICO. The plaintiff purports to represent a class consisting of all persons or entities who purchased one or more life insurance policies issued by EVLICO from January 1, 1980. The complaint puts at issue various alleged sales practices and alleges misrepresentations concerning the extent to which the policy was a proper replacement policy and the number of years that the annual premium would need to be paid. Plaintiff seeks damages, including punitive damages, in an unspecified amount and also seeks injunctive relief prohibiting EVLICO from canceling policies for failure to make premium payments beyond the alleged stated number of years that the annual premium would need to be paid. EVLICO answered the complaint, denying the material allegations. In September 1996, Equitable Life, EVLICO and EOC made a motion to have this proceeding moved from Kings County Supreme Court to New York County for joint trial or consolidation with the Cole action. The motion was denied by the Court in Cole in
        January 1997. Plaintiff then moved for certification of a nationwide class consisting of all persons or entities who, since January 1, 1980, were sold one or more life insurance products based on misrepresentations as to the number of years that the annual premium would need to be paid, and/or who were allegedly induced to purchase additional policies from EVLICO using the cash value accumulated in existing policies. Defendants have opposed this motion. Discovery and briefing regarding plaintiff's motion for class certification are ongoing.

        On December 12, 1996, an action entitled Robert E. Dillon v. The Equitable Life Assurance Society of the United States and The Equitable of Colorado, was commenced in the United States District Court for the Southern District of Florida. The action is brought by an individual who purchased a joint whole life policy from EOC in 1988. The complaint puts in issue various alleged sales practices and alleges misrepresentations concerning the alleged impropriety of replacement policies issued by Equitable Life and EOC and alleged misrepresentations regarding the number of years premiums would have to be paid on the defendants' policies. Plaintiff alleges claims for breach of contract, fraud, negligent misrepresentation, money had and received, unjust enrichment and imposition of a constructive trust. Plaintiff purports to represent two classes of persons. The first is a "contract class," consisting of all persons who purchased whole or universal life insurance policies from Equitable Life and EOC and from whom Equitable Life and EOC have sought additional payments beyond the number of years allegedly promised by Equitable Life and EOC. The second is a "fraud class," consisting of all persons with an interest in policies issued by Equitable Life and EOC at any time since October 1, 1986. Plaintiff seeks damages in an unspecified amount, and also seeks injunctive relief attaching Equitable Life's and EOC's profits from their alleged sales practices. In May 1997, plaintiff served a motion for class certification. In July 1997, the parties submitted to the Court a joint scheduling report, joint scheduling order and a confidentiality stipulation and order. The Court signed the latter stipulation, and the others remain sub judice. Further briefing on plaintiff's class certification motion will await entry of a scheduling order and further class certification discovery, which has commenced and is on-going. In January 1998, the judge assigned to the case recused himself, and the case was reassigned. Defendants are to serve their answer in February 1998.

        On January 3, 1996, an amended complaint was filed in an action entitled Frank Franze Jr. and George Busher, individually and on behalf of all others similarly situated v. The Equitable Life Assurance Society of the United States, and Equitable Variable Life Insurance Company, No. 94-2036 in the United States District Court for the Southern District of Florida. The action was brought by two individuals who purchased variable life insurance policies. The plaintiffs purport to represent a nationwide class consisting of all persons who purchased variable life insurance policies from Equitable Life and EVLICO since September 30, 1991. The amended complaint alleges that Equitable Life's and EVLICO's agents were trained not to disclose fully that the product being sold was life insurance. Plaintiffs allege violations of the Federal securities laws and seek rescission of the contracts or compensatory damages and attorneys' fees and expenses. Equitable Life and EVLICO have answered the amended complaint, denying the material allegations and asserting certain affirmative defenses. Motion practice regarding discovery continues.

        On January 9, 1997, an action entitled Rosemarie Chaviano, individually and on behalf of all others similarly situated v. The Equitable Life Assurance Society of the United States, and Equitable Variable Life Insurance Company, was filed in Massachusetts state court making claims similar to those in the Franze action and alleging violations of the Massachusetts securities laws. The plaintiff purports to represent all persons in Massachusetts who purchased variable life insurance contracts from Equitable Life and EVLICO from January 9, 1993 to the present. The Massachusetts action seeks rescission of the contracts or compensatory damages, attorneys' fees, expenses and injunctive relief. Plaintiff filed an amended complaint in April 1997. In July 1997, Equitable Life served a motion to dismiss the amended complaint or, in the alternative, for summary judgment. On September 12, 1997, plaintiff moved for class certification. This motion is scheduled for hearing on February 18, 1998.

        On September 11, 1997, an action entitled Pamela L. and James A. Luther, individually and as representatives of all people similarly situated v. The Equitable Life Assurance Society of the United States, The Equitable Companies Incorporated, and Casey Cammack, individually and as agent for The Equitable Life Assurance Society of the United States and The Equitable Companies Incorporated, was filed in Texas state court. The action was brought by holders of a whole life policy and the beneficiary under that policy. Plaintiffs purport to represent a nationwide class of persons having an ownership or beneficial interest in whole and universal life policies issued by Equitable Life from January 1, 1982 through December 31, 1996. Also included in the purported class are persons having an ownership interest in variable annuities purchased from Equitable Life from January 1, 1992 to the present. The complaint puts in issue the allegations that uniform sales presentations, illustrations, and materials that Equitable Life agents used misrepresented the stated number of years that premiums would need to be paid and misrepresented the extent to which the policies at issue were proper replacement policies. Plaintiffs seek compensatory damages, attorneys' fees and expenses. In October 1997, Equitable Life served a general denial of the allegations against it. The same day, the Holding Company entered a special appearance contesting the court's jurisdiction over it. In November 1997, Equitable Life filed a plea in abatement, which, under Texas law, stayed further proceedings in the case because plaintiffs had not served a demand letter. Plaintiffs served a demand letter upon Equitable Life and the Holding Company, the response to which is due 60 days thereafter. Although the outcome of litigation cannot be predicted with certainty, particularly in the early stages of an action, the Company's management believes that the ultimate resolution of the Cole, Duncan, Bradley, Dillon, Franze, Chaviano and Luther litigations should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on the Company's results of operations in any particular period.

        On September 12, 1997, the United States District Court for the Northern District of Alabama, Southern Division, entered an order certifying James Brown as the representative of a class consisting of "[a]ll African-Americans who applied but were not hired for, were discouraged from applying for, or would have applied for the position of Sales Agent in the absence of the discriminatory practices, and/or procedures in the [former] Southern Region of The Equitable from May 16, 1987 to the present." The second amended complaint in James W. Brown, on behalf of others similarly situated v. The Equitable Life Assurance Society of the United States, alleges, among other things, that Equitable Life discriminated on the basis of race against African-American applicants and potential applicants in hiring individuals as sales agents. Plaintiffs seek a declaratory judgment and affirmative and negative injunctive relief, including the payment of back-pay, pension and other compensation. Although the outcome of any litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not such matter will have a material adverse effect on the Company's results of operations in any particular period.

        The U.S. Department of Labor ("DOL") is conducting an investigation of Equitable Life's management of the Prime Property Fund ("PPF"). PPF is an open-end, commingled real estate separate account of Equitable Life for pension clients. Equitable Life serves as investment manager in PPF and retains EREIM as advisor. Equitable Life agreed to indemnify the purchaser of EREIM (which Equitable Life sold in June 1997) with respect to any fines, penalties and rebates to clients in connection with this investigation. In early 1995, the DOL commenced a national investigation of commingled real estate funds with pension investors, including PPF. The investigation appears to be focused principally on appraisal and valuation procedures in respect of fund properties. The most recent request from the DOL seems to reflect, at least in part, an interest in the relationship between the valuations for those properties reflected in appraisals prepared for local property tax proceedings and the valuations used by PPF for other purposes. At no time has the DOL made any specific allegation that Equitable Life or EREIM has acted improperly and Equitable Life and EREIM believe that any such allegation would be without foundation. While the outcome of this investigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not this investigation will have a material adverse effect on the Company's results of operations in any particular period.

        On July 25, 1995, a Consolidated and Supplemental Class Action Complaint ("Complaint") was filed against Alliance North American Government
        Income Trust, Inc. (the "Fund"), Alliance and certain other defendants affiliated with Alliance, including the Holding Company, alleging violations of Federal securities laws, fraud and breach of fiduciary duty in connection with the Fund's investments in Mexican and Argentine securities. The Complaint, which sought certification of a plaintiff class of persons who purchased or owned Class A, B or C shares of the Fund from March 27, 1992 through December 23, 1994, sought an unspecified amount of damages, costs, attorneys' fees and punitive damages. The principal allegations are that the Fund purchased debt securities issued by the Mexican and Argentine governments in amounts that were not permitted by the Fund's investment objective, and that there was no shareholder vote to change the investment objective to permit purchases in such amounts. The Complaint further alleged that the decline in the value of the Mexican and Argentine securities held by the Fund caused the Fund's net asset value to decline to the detriment of the Fund's shareholders. On September 26, 1996, the United States District Court for the Southern District of

        New York granted the defendants' motion to dismiss all counts of the Complaint ("First Decision"). On October 11, 1996, plaintiffs filed a motion for reconsideration of the First Decision. On November 25, 1996, the court denied plaintiffs' motion for reconsideration of the First Decision. On October 29, 1997, the United States Court of Appeals for the Second Circuit issued an order granting defendants' motion to strike and dismissing plaintiffs' appeal of the First Decision. On October 29, 1996, plaintiffs filed a motion for leave to file an amended complaint. The principal allegations of the proposed amended complaint are that (i) the Fund failed to hedge against the risks of investing in foreign securities despite representations that it would do so, (ii) the Fund did not properly disclose that it planned to invest in mortgage-backed derivative securities and (iii) two advertisements used by the Fund misrepresented the risks of investing in the Fund. On July 15, 1997, the District Court denied plaintiffs' motion for leave to file an amended complaint and ordered that the case be dismissed ("Second Decision"). The plaintiffs have appealed the Second Decision to the United States Court of Appeals for the Second Circuit. While the ultimate outcome of this matter cannot be determined at this time, management of Alliance does not expect that it will have a material adverse effect on Alliance's results of operations or financial condition.

        On January 26, 1996, a purported purchaser of certain notes and warrants to purchase shares of common stock of Rickel Home Centers, Inc. ("Rickel") filed a class action complaint against Donaldson, Lufkin & Jenrette Securities Corporation ("DLJSC") and certain other defendants for unspecified compensatory and punitive damages in the U. S. District Court for the Southern District of New York. The suit was brought on behalf of the purchasers of 126,457 units consisting of $126,457,000 aggregate principal amount of 13 1/2% senior notes due 2001 and 126,457 warrants to purchase shares of common stock of Rickel issued by Rickel in October 1994. The complaint alleges violations of federal securities laws and common law fraud against DLJSC, as the underwriter of the units and as an owner of 7.3% of the common stock of Rickel, Eos Partners, L.P., and General Electric Capital Corporation, each as owners of 44.2% of the common stock of Rickel, and members of the board of directors of Rickel, including a DLJSC managing director. The complaint seeks to hold DLJSC liable for alleged misstatements and omissions contained in the prospectus and registration statement filed in connection with the offering of the units, alleging that the defendants knew of financial losses and a decline in value of Rickel in the months prior to the offering and did not disclose such information. The complaint also alleges that Rickel failed to pay its semi-annual interest payment due on the units on December 15, 1995, and that Rickel filed a voluntary petition for reorganization pursuant to Chapter 11 of the Bankruptcy Code on January 10, 1996. DLJSC intends to defend itself vigorously against all of the allegations contained in the complaint. Although there can be no assurance, DLJ does not believe that the outcome of this litigation will have a material adverse effect on its financial condition. Due to the early stage of this litigation, based on the information currently available to it, DLJ's management cannot make an estimate of loss, if any, or predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        In October 1995, DLJSC was named as a defendant in a purported class action filed in a Texas State Court on behalf of the holders of $550.0 million principal amount of subordinated redeemable discount debentures of National Gypsum Corporation ("NGC") canceled in connection with a Chapter 11 plan of reorganization for NGC consummated in July 1993. The named plaintiff in the State Court action also filed an adversary proceeding in the U.S. Bankruptcy Court for the Northern District of Texas seeking a declaratory judgment that the confirmed NGC plan of reorganization does not bar the class action claims. Subsequent to the consummation of NGC's plan of reorganization, NGC's shares traded for values substantially in excess of, and in 1995 NGC was acquired for a value substantially in excess of, the values upon which NGC's plan of reorganization was based. The two actions arise out of DLJSC's activities as financial advisor to NGC in the course of NGC's Chapter 11 reorganization proceedings. The class action complaint alleges that the plan of reorganization submitted by NGC was based upon projections by NGC and DLJSC which intentionally understated forecasts, and provided misleading and incorrect information in order to hide NGC's true value and that defendants breached their fiduciary duties by, among other things, providing false, misleading or incomplete information to deliberately understate the value of NGC. The class action complaint seeks compensatory and punitive damages purportedly sustained by the class. On October 10, 1997, DLJSC and others were named as defendants in a new adversary proceeding in the Bankruptcy Court brought by the NGC Settlement Trust, an entity created by the NGC plan of reorganization to deal with asbestos-related claims. The Trust's allegations are substantially similar to the claims in the State Court action. In court papers dated October 16, 1997, the State Court plaintiff indicated that he would intervene in the Trust's adversary proceeding. On January 21, 1998, the Bankruptcy Court ruled that the State Court plaintiff's claims were not barred by the NGC plan of reorganization insofar as they alleged nondisclosure of certain cost reductions announced by NGC in October 1993. The Texas State Court action, which had been removed to the Bankruptcy Court, has been remanded back to the state court, which remand is being opposed by DLJSC. DLJSC intends to defend itself vigorously against all of the allegations contained in the complaints. Although there can be no assurance, DLJ does not believe that the ultimate outcome of this litigation will have a material adverse effect on its financial condition. Due to the early stage of such litigation, based upon the information currently available to it, DLJ's management cannot make an estimate of loss, if any, or predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        In November and December 1995, DLJSC, along with various other parties, was named as a defendant in a number of purported class actions filed in the U.S. District Court for the Eastern District of Louisiana. The complaints allege violations of the federal securities laws arising out of a public offering in 1994 of $435.0 million of first mortgage notes of Harrah's Jazz Company and Harrah's Jazz Finance Corp. The complaints seek to hold DLJSC liable for various alleged misstatements and omissions contained in the prospectus dated November 9, 1994. On February 26, 1997, the parties agreed to a settlement of these actions, subject to the District Court's approval, which was granted on July 31, 1997. The settlement is also subject to approval by the U.S. Bankruptcy Court for the Eastern District of Louisiana of proposed modifications to a confirmed plan of reorganization for Harrah's Jazz Company and Harrah's Jazz Finance Corp., and the satisfaction or waiver of all conditions to the effectiveness of the plan, as provided in the plan. There can be no assurance of the Bankruptcy Court's approval of the modifications to the plan of reorganization, or that the conditions to the effectiveness of the plan will be satisfied or waived. In the opinion of DLJ's management, the settlement, if approved, will not have a material adverse effect on DLJ's results of operations or on its consolidated financial condition.

        In addition to the matters described above, Equitable Life and its subsidiaries and DLJ and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

15)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally data processing equipment and office furniture and equipment. Future minimum payments under noncancelable leases for 1998 and the succeeding four years are $93.5 million, $84.4 million, $70.2 million, $56.4 million, $47.0 million and $489.3 million thereafter. Minimum future sub-lease rental income on these noncancelable leases for 1998 and the succeeding four years are $7.3 million, $5.9 million, $3.8 million, $2.4 million, $.8 million and $2.9 million thereafter.

        At December 31, 1997, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 1997 and the succeeding four years are $247.0 million, $238.1 million, $218.7 million, $197.9 million, $169.1 million and $813.0 million thereafter.

16)     OTHER OPERATING COSTS AND EXPENSES

        Other operating costs and expenses consisted of the following:

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Compensation costs.................................  $       721.5       $      704.8       $      628.4
        Commissions........................................          409.6              329.5              314.3
        Short-term debt interest expense...................           31.7                8.0               11.4
        Long-term debt interest expense....................          121.2              137.3              108.1
        Amortization of policy acquisition costs...........          287.3              405.2              317.8
        Capitalization of policy acquisition costs.........         (508.0)            (391.9)            (391.0)
        Rent expense, net of sub-lease income..............          101.8              113.7              109.3
        Cursitor intangible assets writedown...............          120.9                -                  -
        Other..............................................          917.9              769.1              677.5
                                                            -----------------   ----------------   -----------------
        Total..............................................  $     2,203.9       $    2,075.7       $    1,775.8
                                                            =================   ================   =================

        During 1997, 1996 and 1995, the Company restructured certain operations in connection with cost reduction programs and recorded pre-tax provisions of $42.4 million, $24.4 million and $32.0 million, respectively. The amounts paid during 1997, associated with cost reduction programs, totaled $22.8 million. At December 31, 1997, the liabilities associated with cost reduction programs amounted to $62.0 million. The 1997 cost reduction program include costs related to employee termination and exit costs. The 1996 cost reduction program included restructuring costs related to the consolidation of insurance operations' service centers. The 1995 cost reduction program included relocation expenses, including the accelerated amortization of building improvements associated with the relocation of the home office. Amortization of DAC in 1996 included a $145.0 million writeoff of DAC related to DI contracts.

17)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, the Superintendent has broad discretion to determine whether the financial condition of a stock life insurance company would support the payment of dividends to its shareholders. For 1997, 1996 and 1995, statutory net loss totaled $351.7 million, $351.1 million and $352.4 million, respectively. No amounts are expected to be available for dividends from Equitable Life to the Holding Company in 1998.

        At December 31, 1997, the Insurance Group, in accordance with various government and state regulations, had $19.7 million of securities deposited with such government or state agencies.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the New York Insurance Department with net earnings and equity on a GAAP basis.

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Net change in statutory surplus and
          capital stock....................................  $       203.6       $       56.0       $       78.1
        Change in asset valuation reserves.................          147.1              (48.4)             365.7
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and asset valuation reserves.....................          350.7                7.6              443.8
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................          (31.1)            (298.5)             (66.0)
          DAC..............................................          220.7              (13.3)              73.2
          Deferred Federal income taxes....................          103.1              108.0             (158.1)
          Valuation of investments.........................           46.8              289.8              189.1
          Valuation of investment subsidiary...............         (555.8)            (117.7)            (188.6)
          Limited risk reinsurance.........................           82.3               92.5              416.9
          Issuance of surplus notes........................            -                  -               (538.9)
          Postretirement benefits..........................           (3.1)              28.9              (26.7)
          Other, net.......................................           30.3               12.4              115.1
          GAAP adjustments of Closed Block.................            3.6               (9.8)              15.7
          GAAP adjustments of discontinued operations......          189.7              (89.6)              37.3
                                                            -----------------   ----------------   -----------------
        Net Earnings of the Insurance Group................  $       437.2       $       10.3       $      312.8
                                                            =================   ================   =================


                                                                                 December 31,
                                                            --------------------------------------------------------
                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Statutory surplus and capital stock................  $     2,462.5       $    2,258.9       $    2,202.9
        Asset valuation reserves...........................        1,444.6            1,297.5            1,345.9
                                                            -----------------   ----------------   -----------------
        Statutory surplus, capital stock and asset
          valuation reserves...............................        3,907.1            3,556.4            3,548.8
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,336.1)          (1,305.0)          (1,006.5)
          DAC..............................................        3,236.6            3,104.9            3,075.8
          Deferred Federal income taxes....................         (370.8)            (306.1)            (452.0)
          Valuation of investments.........................          783.5              286.8              417.7
          Valuation of investment subsidiary...............       (1,338.6)            (782.8)            (665.1)
          Limited risk reinsurance.........................         (254.2)            (336.5)            (429.0)
          Issuance of surplus notes........................         (539.0)            (539.0)            (538.9)
          Postretirement benefits..........................         (317.5)            (314.4)            (343.3)
          Other, net.......................................          203.7              126.3                4.4
          GAAP adjustments of Closed Block.................          814.3              783.7              830.8
          GAAP adjustments of discontinued operations......           71.5             (190.3)            (184.6)
                                                            -----------------   ----------------   -----------------
        Equity of the Insurance Group......................  $     4,860.5       $    4,084.0       $    4,258.1
                                                            =================   ================   =================

18)     BUSINESS SEGMENT INFORMATION

        The Company has two major business segments: Insurance Operations and Investment Services. Interest expense related to debt not specific to either business segment is presented as Corporate interest expense. Information for all periods is presented on a comparable basis.

        Insurance Operations offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups and administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        Investment Services provides investment fund management, primarily to institutional clients. This segment includes the Company's equity interest in DLJ and Separate Accounts which provide various investment options for group clients through pooled or single group accounts.

        Intersegment investment advisory and other fees of approximately $81.9 million, $127.5 million and $124.1 million for 1997, 1996 and 1995, respectively, are included in total revenues of the Investment Services segment. These fees, excluding amounts related to the GIC Segment of $5.1 million, $15.7 million and $14.7 million for 1997, 1996 and 1995, respectively, are eliminated in consolidation.

                                                                  1997               1996                1995
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)

        Revenues
        Insurance operations...............................  $     3,684.2       $    3,770.6       $    3,614.6
        Investment services................................        1,455.1            1,126.1              949.1
        Consolidation/elimination..........................          (19.9)             (24.5)             (34.9)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $     5,119.4       $    4,872.2       $    4,528.8
                                                            =================   ================   =================

        Earnings (loss) from continuing  operations before Federal income taxes, minority interest and cumulative effect of accounting change
        Insurance operations...............................  $       250.3       $      (36.6)      $      303.1
        Investment services................................          485.7              311.9              224.0
        Consolidation/elimination..........................            -                   .2               (3.1)
                                                            -----------------   ----------------   -----------------
              Subtotal.....................................          736.0              275.5              524.0
        Corporate interest expense.........................          (65.3)             (66.9)             (27.9)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       670.7       $      208.6       $      496.1
                                                            =================   ================   =================


                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1997                1996
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Assets
        Insurance operations...................................................  $    68,305.9      $    60,464.9
        Investment services....................................................       13,719.8           13,542.5
        Consolidation/elimination..............................................         (403.6)            (399.6)
                                                                                ----------------   -----------------
        Total..................................................................  $    81,622.1      $    73,607.8
                                                                                ================   =================

19)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 1997 and 1996, are summarized below:

                                                                    Three Months Ended
                                       ------------------------------------------------------------------------------
                                           March 31           June 30           September 30          December 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (In Millions)
        1997
        Total Revenues................  $     1,266.0      $     1,552.8       $    1,279.0         $    1,021.6
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations before
          Cumulative Effect
          of Accounting Change........  $       117.4      $       222.5       $      145.1         $       39.4
                                       =================  =================   ==================   ==================

        Net Earnings (Loss)...........  $       114.1      $       223.1       $      144.9         $      (44.9)
                                       =================  =================   ==================   ==================

        1996
        Total Revenues................  $     1,176.5      $     1,199.4       $    1,198.4         $    1,297.9
                                       =================  =================   ==================   ==================

        Earnings (Loss) from
          Continuing Operations
          before Cumulative Effect
          of Accounting Change........  $        94.8      $        87.1       $       93.2         $     (157.9)
                                       =================  =================   ==================   ==================

        Net Earnings (Loss)...........  $        71.7      $        87.1       $       93.2         $     (241.7)
                                       =================  =================   ==================   ==================

        Net earnings for the three months ended December 31, 1997 includes a charge of $212.0 million related to additions to valuation allowances on and writeoffs of real estate of $225.2 million, and reserve strengthening on discontinued operations of $84.3 million offset by a reversal of prior years tax reserves of $97.5 million. Net earnings for the three months ended December 31, 1996 includes a charge of $339.3 million related to writeoffs of DAC on DI contracts of $94.3 million and reserve strengthenings on DI business of $113.7 million, Pension Par of $47.5 million and Discontinued Operations of $83.8 million.

20)     INVESTMENT IN DLJ

        At December 31, 1997, the Company's ownership of DLJ interest was approximately 34.4%. The Company's ownership interest will be further reduced upon the issuance of common stock after the vesting of forfeitable restricted stock units acquired by and/or the exercise of options granted to certain DLJ employees. DLJ restricted stock units represents forfeitable rights to receive approximately 5.2 million shares of DLJ common stock through February 2000.

        The results of operations of DLJ are accounted for on the equity basis and are included in commissions, fees and other income in the consolidated statements of earnings. The Company's carrying value of DLJ is included in investment in and loans to affiliates in the consolidated balance sheets.

        Summarized balance sheets information for DLJ, reconciled to the Company's carrying value of DLJ, are as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1997                1996
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Assets:
        Trading account securities, at market value............................  $   16,535.7       $   15,728.1
        Securities purchased under resale agreements...........................      22,628.8           20,598.7
        Broker-dealer related receivables......................................      28,159.3           16,858.8
        Other assets...........................................................       3,182.0            2,318.1
                                                                                ----------------   -----------------
        Total Assets...........................................................  $   70,505.8       $   55,503.7
                                                                                ================   =================

        Liabilities:
        Securities sold under repurchase agreements............................  $   36,006.7       $   29,378.3
        Broker-dealer related payables.........................................      25,706.1           19,409.7
        Short-term and long-term debt..........................................       3,670.6            2,704.5
        Other liabilities......................................................       2,860.9            2,164.0
                                                                                ----------------   -----------------
        Total liabilities......................................................      68,244.3           53,656.5
        DLJ's company-obligated mandatorily redeemed preferred
          securities of subsidiary trust holding solely debentures of DLJ......         200.0              200.0
        Total shareholders' equity.............................................       2,061.5            1,647.2
                                                                                ----------------   -----------------
        Total Liabilities, Cumulative Exchangeable Preferred Stock and
          Shareholders' Equity.................................................  $   70,505.8       $   55,503.7
                                                                                ================   =================

        DLJ's equity as reported...............................................  $    2,061.5       $    1,647.2
        Unamortized cost in excess of net assets acquired in 1985
          and other adjustments................................................          23.5               23.9
        The Holding Company's equity ownership in DLJ..........................        (740.2)            (590.2)
        Minority interest in DLJ...............................................        (729.3)            (588.6)
                                                                                ----------------   -----------------
        The Company's Carrying Value of DLJ....................................  $      615.5       $      492.3
                                                                                ================   =================

        Summarized statements of earnings information for DLJ reconciled to the Company's equity in earnings of DLJ is as follows:

                                                                                     1997                1996
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Commission, fees and other income......................................  $    2,356.8       $    1,818.2
        Net investment income..................................................       1,652.1            1,074.2
        Dealer, trading and investment gains, net..............................         631.6              598.4
                                                                                ----------------   -----------------
        Total revenues.........................................................       4,640.5            3,490.8
        Total expenses including income taxes..................................       4,232.3            3,199.5
                                                                                ----------------   -----------------
        Net earnings...........................................................         408.2              291.3
        Dividends on preferred stock...........................................          12.1               18.7
                                                                                ----------------   -----------------
        Earnings Applicable to Common Shares...................................  $      396.1       $      272.6
                                                                                ================   =================

        DLJ's earnings applicable to common shares as reported.................  $      396.1       $      272.6
        Amortization of cost in excess of net assets acquired in 1985..........          (1.3)              (3.1)
        The Holding Company's equity in DLJ's earnings.........................        (156.8)            (107.8)
        Minority interest in DLJ...............................................        (109.1)             (73.4)
                                                                                ----------------   -----------------
        The Company's Equity in DLJ's Earnings.................................  $      128.9       $       88.3
                                                                                ================   =================

21)     ACCOUNTING FOR STOCK-BASED COMPENSATION

        The Holding Company sponsors a stock option plan for employees of Equitable Life. DLJ and Alliance each sponsor their own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Had compensation expense for the Holding Company, DLJ and Alliance Stock Option Incentive Plan options been determined based on SFAS No. 123's fair value based method, the Company's pro forma net earnings for 1997, 1996 and 1995 would have been:

                                                                        1997              1996             1995
                                                                   ---------------   ---------------  ---------------
                                                                                     (In Millions)
        Net Earnings:
          As Reported.............................................  $      437.2      $      10.3      $      312.8
          Pro Forma...............................................  $      426.3      $       3.3      $      311.3

        The fair value of options granted after December 31, 1994, used as a basis for the above pro forma disclosures, was estimated as of the date of grants using the Black-Scholes option pricing model. The option pricing assumptions for 1997, 1996 and 1995 are as follows:

                                  Holding Company                      DLJ                            Alliance
                           ------------------------------ ------------------------------- ----------------------------------
                             1997      1996       1995      1997       1996       1995      1997        1996        1995
                           -------------------- --------- ---------- ---------- --------- ---------- ----------- -----------
        Dividend yield....    0.48%     0.80%      0.96%      0.86%      1.54%     1.85%      8.00%      8.00%      8.00%

        Expected volatility  20.00%    20.00%     20.00%     33.00%     25.00%    25.00%     26.00%     23.00%     23.00%

        Risk-free interest
          rate............    5.99%     5.92%      6.83%      5.96%      6.07%     5.86%      5.70%      5.80%      6.00%

        Expected life.....  5 years   5 years    5 years   5 years    5 years   5 years   7.6 years  7.43 years  7.43 years

        Weighted average
          grant-date fair
          value per option   $12.25     $6.94      $5.90    $22.45      $9.35     $7.36      $4.36      $2.69      $2.24


        A summary of the Holding Company, DLJ and Alliance's option plans is as follows:

                                        Holding Company                     DLJ                         Alliance
                                  ----------------------------- ----------------------------- -----------------------------
                                                    Options                       Options                       Options
                                                  Outstanding                   Outstanding                   Outstanding
                                                    Weighted                      Weighted                     Weighted
                                                    Average                       Average                       Average
                                      Shares        Exercise        Shares        Exercise        Units        Exercise
                                  (In Millions)      Price      (In Millions)      Price      (In Millions)      Price
                                  --------------- ------------- --------------- ------------- -----------------------------
        Balance as of
          January 1, 1995........       6.8           $20.31          -                             3.8          $15.46
          Granted................        .4           $20.27          9.2         $27.00            1.8          $20.54
          Exercised..............       (.1)          $20.00          -                             (.5)         $11.20
          Expired................       (.1)          $20.00          -                             -
          Forfeited..............       (.3)          $22.24          -                             (.3)         $16.64
                                  ---------------               -------------                 ---------------

        Balance as of
          December 31, 1995......       6.7           $20.27          9.2         $27.00            4.8          $17.72
          Granted................        .7           $24.94          2.1         $32.54             .7          $25.12
          Exercised..............       (.1)          $19.91          -                             (.4)         $13.64
          Expired................       -                             -                             -
          Forfeited..............       (.6)          $20.21          (.2)        $27.00            (.1)         $19.32
                                  ---------------               -------------                 ---------------

        Balance as of
          December 31, 1996......       6.7           $20.79         11.1         $28.06            5.0          $19.07
          Granted................       3.2           $41.85          3.2         $61.07            1.1          $36.56
          Exercised..............      (1.6)          $20.26          (.1)        $32.03            (.6)         $16.11
          Forfeited..............       (.4)          $23.43          (.1)        $27.51            (.2)         $21.28
                                  ---------------               -------------                 ---------------

        Balance as of
          December 31, 1997......       7.9           $29.05         14.1         $35.56            5.3          $22.82
                                  ===============               =============                 ===============

        Information about options outstanding and exercisable at December 31, 1997 is as follows:

                                             Options Outstanding                           Options Exercisable
                             ----------------------------------------------------  ------------------------------------
                                                    Weighted
                                                    Average         Weighted                              Weighted
              Range of             Number          Remaining         Average             Number           Average
              Exercise          Outstanding       Contractual       Exercise          Exercisable         Exercise
               Prices          (In Millions)      Life (Years)        Price          (In Millions)         Price
        --------------------- ----------------- ----------------- ---------------  ------------------- ----------------

               Holding
               Company
        ----------------------
        $18.125   -$27.75            4.8               5.84           $20.94              3.0              $20.41
        $28.50    -$45.25            3.1               9.57           $41.84              -                  -
                              -----------------                                    -------------------
        $18.125   -$45.25            7.9               7.29           $29.05              3.0              $20.41
                              ================= ================= ===============  =================== ================

                 DLJ
        ----------------------
        $27.00    -$35.99           10.9               8.0            $28.05              4.9              $27.58
        $36.00    -$50.99             .8               9.3            $40.04              -                  -
        $51.00    -$76.00            2.4               9.8            $67.77              -                  -
                              -----------------                                    -------------------
        $27.00    -$76.00           14.1               8.4            $35.56              4.9              $27.58
                              ================= ================= ================  =================== =================

              Alliance
        ----------------------
        $ 6.0625   -$17.75           1.1               3.86           $13.20              1.0              $13.04
        $19.375    -$19.75            .8               7.34           $19.39               .3              $19.39
        $19.875    -$21.375          1.1               8.28           $20.13               .6              $20.19
        $22.25     -$27.50           1.3               9.81           $23.81               .4              $23.29
        $36.9375   -$37.5625         1.0               9.95           $36.95              -                  -
                              -----------------                                    -------------------
        $  6.0625  -$37.5625         5.3               7.58           $22.82              2.3              $17.43
                              ================= ================== ==============  ====================== =============

                                     PART C
                                OTHER INFORMATION
                                -----------------

Item 24. Financial Statements and Exhibits
         ---------------------------------

         (a) Financial Statements included in Part B.


         1. Separate Account A:
            - Report of Independent Accountants - Price Waterhouse LLP;
            - Statements of Assets and Liabilities for the Year Ended
              December 31, 1997;
            - Statements of Operations for the Year Ended December 31, 1997;
            - Statements of Changes in Net Assets for the Years Ended
              December 31, 1997 and 1996;
            - Notes to Financial Statements;

         2. The Equitable Life Assurance Society of the United States:
            - Report of Independent Accountants - Price Waterhouse LLP;
            - Consolidated Balance Sheets as of December 31, 1997 and 1996;
            - Consolidated Statements of Earnings for Years Ended
              December 31, 1997, 1996 and 1995;
            - Consolidated Statements of Equity for Years Ended
              December 31, 1997, 1996 and 1995;
            - Consolidated Statements of Cash Flows for Years Ended
              December 31, 1997, 1996 and 1995; and
            - Notes to Consolidated Financial Statements


         (b) Exhibits.

             The following exhibits are filed herewith:

             1.   (a)   Resolutions of the Board of Directors of The
                        Equitable Life Assurance Society of the United States
                        ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration
                        Statement No. 33-58950 on April 29, 1996.

                  (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with this Registration Statement No. 33-58950 on April 29, 1996.

             2. Not applicable.

             3.   (a)   Sales Agreement among Equitable, Separate Account A and
                        Equitable Variable Life Insurance Company, as principal underwriter for the Hudson River Trust, incorporated herein by reference to Exhibit 3(a) to Registration
                        Statement No. 2-30070 on April 24, 1995.

                  (b) Sales Agreement, dated as of July 22, 1992, among Equitable, Separate Account A and Equitable Variable Life Insurance Company, as principal underwriter for the Hudson River Trust, incorporated herein by reference to
                        Exhibit 3(b) to Registration Statement No. 2-30070 on April 26, 1993.

                  (c) Distribution Agreement by and between The Hudson River Trust and Equico Securities, Inc. (now EQ Financial Consultants, Inc.), dated as of January 1, 1995, previously filed with this Registration Statement No. 33-58950 on April 14, 1995.

                  (d) Sales Agreement among Equico Securities, Inc. (now EQ Financial Consultants, Inc.), Equitable and Equitable's Separate Account A, Separate Account 301 and Separate Account No. 51 dated as of January 1, 1995, previously filed with this Registration Statement No. 33-58950 on April 14, 1995.

             4.   (a)   Form of group annuity contract for IRC Section 401(a)
                        Plans, previously filed with this Registration Statement
                        No. 33-58950 on March 2, 1993.

                  (b) Form of Group Annuity Contract between Equitable and Aurora Health Care, Inc. with respect to adding 403(b) Plans, previously filed with this Registration Statement No. 33-58950 on March 24, 1995.

                  (c) Form of Momentum Plus 457 group annuity contract, previosly filed with this Registration Statement No. 33-58950 on July 12, 1996.

             5. Form of application, previously filed with this Registration
                Statement No. 33-58950 on March 2, 1993.


             6.   (a)   By-Laws of Equitable, as amended November 21, 1996,
                        previously filed with this Registration Statement on Form N-4 (File No. 33-58950 on May 1, 1997.

                  (b) Copy of the Restated Charter of Equitable, as amended January 1, 1997, previously filed with this Registration Statement on Form N-4 (File No. 33-58950 on May 1,
                        1997).


             7. Not applicable.

             8. Not applicable.

             9. Opinion and Consent of Jonathan E. Gaines, Vice
                President and Associate General Counsel as to the legality of the securities being registered, previously filed with this Registration Statement No. 33-58950 on August 12, 1993.

             10.  (a)   Consent of Price Waterhouse LLP.


                  (b)   Powers of Attorney

             11. Not applicable.

             12. Not applicable.

             13.  (a)   Schedule for computation of Money Market Fund Yield
                        quotations, previously filed with this Registration
                        Statement No. 33-58950 on April 28, 1994.

                  (b) Separate Account A Performance Values Worksheets One-Year Standardized Performance for the Year Ending December 31, 1993, previously filed with this Registration Statement No. 33-58950 on April 28, 1994.

Item 25:   Directors and Officers of Equitable.
           -----------------------------------

           Set forth below is information regarding the directors and principal officers of Equitable. Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of Equitable.

                                                 POSITIONS AND
NAME AND PRINCIPAL                               OFFICES WITH
BUSINESS ADDRESS                                 EQUITABLE
----------------                                 ---------

DIRECTORS


Francoise Colloc'h                               Director
AXA-UAP
23, Avenue Matignon
75008 Paris, France


Henri de Castries                                Director
AXA-UAP
23, Avenue Matignon
75008 Paris, France

Joseph L. Dionne                                 Director
The McGraw-Hill Companies
1221 Avenue of the Americas
New York, NY 10020

Denis Duverne                                    Director
AXA-UAP
23, Avenue Matignon
75008 Paris, France

William T. Esrey                                 Director
Sprint Corporation
P.O. Box 11315
Kansas City, MO 64112

Jean-Rene Fourtou                                Director
Rhone-Poulenc S.A.
25 Quai Paul Doumer
92408 Courbevoie Cedex,
France

                                                 POSITIONS AND
NAME AND PRINCIPAL                               OFFICES WITH
BUSINESS ADDRESS                                 EQUITABLE
----------------                                 ---------

Norman C. Francis                                Director
Xavier University of Louisiana
7325 Palmetto Street
New Orleans, LA 70125

Donald J. Greene                                 Director
LeBouef, Lamb, Greene & MacRae
125 West 55th Street
New York, NY 10019-4513

John T. Hartley                                  Director
Harris Corporation
1025 NASA Boulevard
Melbourne, FL 32919


John H.F. Haskell, Jr.                           Director
SBC Warburg Dillion, Read, Inc.
535 Madison Avenue
New York, NY 10028

Mary R. (Nina) Henderson                         Director
BestFoods Grocery
BESTFOODS
International Plaza
700 Sylvan Avenue
Englewood Cliffs, NJ 07632-9976


W. Edwin Jarmain                                 Director
Jarmain Group Inc.
121 King Street West
Suite 2525
Toronto, Ontario M5H 3T9,
Canada

G. Donald Johnston, Jr.                          Director
184-400 Ocean Road
John's Island
Vero Beach, FL 32963

                                                 POSITIONS AND
NAME AND PRINCIPAL                               OFFICES WITH
BUSINESS ADDRESS                                 EQUITABLE
----------------                                 ---------

George T. Lowy                                   Director
Cravath, Swaine & Moore
825 Eighth Avenue
New York, NY 10019

Didier Pineau-Valencienne                        Director
Schneider S.A.
64-70 Avenue Jean-Baptiste Clement
92646 Boulogne-Billancourt Cedex
France

George J. Sella, Jr.                             Director
P.O. Box 397
Newton, NJ 07860

Dave H. Williams                                 Director
Alliance Capital Management Corporation
1345 Avenue of the Americas
New York, NY 10105

OFFICER-DIRECTORS

*Michael Hegarty                                 President, Chief Operating
                                                 Officer and Director

*Edward D. Miller                                Chairman of the Board, Chief
                                                 Executive Officer and Director

*Stanley B. Tulin                                Vice Chairman of the Board,
                                                 Chief Financial Officer and
                                                 Director

OTHER OFFICERS

*Leon Billis                                     Executive Vice President and
                                                 Chief Information Officer

*Harvey Blitz                                    Senior Vice President and
                                                 Deputy Chief Financial Officer

*Kevin R. Byrne                                  Senior Vice President and
                                                 Treasurer

*Alvin H. Fenichel                               Senior Vice President and
                                                 Controller

                                                 POSITIONS AND
NAME AND PRINCIPAL                               OFFICES WITH
BUSINESS ADDRESS                                 EQUITABLE
----------------                                 ---------

*Paul J. Flora                                   Senior Vice President and
                                                 Auditor

*Robert E. Garber                                Executive Vice President and
                                                 General Counsel

*Jerome S. Golden                                Executive Vice President

*James D. Goodwin                                Vice President

*Edward J. Hayes                                 Senior Vice President

*Mark A. Hug                                     Senior Vice President

*Donald R. Kaplan                                Vice President and Chief
                                                 Compliance Officer and
                                                 Associate General Counsel

*Michael S. Martin                               Senior Vice President and
                                                 Chief Marketing Officer

*Douglas Menkes                                  Senior Vice President and
                                                 Corporate Actuary

*Peter D. Noris                                  Executive Vice President and
                                                 Chief Investment Officer

*Anthony C. Pasquale                             Senior Vice President

*Pauline Sherman                                 Vice President, Secretary and
                                                 Associate General Counsel


*Richard V. Silver                               Senior Vice President and
                                                 Deputy General Counsel

*Jose Suquet                                     Senior Executive Vice President
                                                 and Chief Distribution Officer

*Naomi Weinstein                                 Vice President

*Maureen K. Wolfson                              Vice President

Item 26.   Persons Controlled by or Under Common Control with Equitable
           -------------------------------------------------------------
           or Registrant
           -------------

           Separate Account A of The Equitable Life Assurance Society of the United States (the "Separate Account") is a separate account of Equitable. Equitable, a New York stock life insurance company, is a wholly owned subsidiary of The Equitable Companies Incorporated (the "Holding Company"), a publicly traded company.


         The largest stockholder of the Holding Company is AXA-UAP. As of December 31, 1997, AXA-UAP beneficially owned 58.7% of the outstanding common stock of the Holding Company. Under its investment arrangements with Equitable Life and the Holding Company, AXA-UAP is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable Life. AXA-UAP, a French company, is the holding company for an international group of insurance and related financial services companies.

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES

The Equitable Companies Incorporated (l991) (Delaware)

    Donaldson, Lufkin & Jenrette, Inc. (1993) (Delaware) (41.8%) (See Addendum B(1) for subsidiaries)

    The Equitable Life Assurance Society of the United States (1859) (New York)
    (a)(b)

         The Equitable of Colorado, Inc. (l983) (Colorado)

         EVLICO, INC. (1995) (Delaware)

         EVLICO East Ridge, Inc. (1995) (California)

         GP/EQ Southwest, Inc. (1995) (Texas) (5.885%)

         Franconom, Inc. (1985) (Pennsylvania)

         Frontier Trust Company (1987) (North Dakota)

         Gateway Center Buildings, Garage, and Apartment Hotel, Inc. (inactive) (pre-l970) (Pennsylvania)

         Equitable Deal Flow Fund, L.P.

              Equitable Managed Assets (Delaware)

         EREIM LP Associates (99%)

              EML Associates, L.P. (19.8%)


         Alliance Capital Management L.P. (2.7% limited partnership interest)


         ACMC, Inc. (1991) (Delaware)(s)


              Alliance Capital Management L.P. (1988) (Delaware)
              (39.6% limited partnership interest)


         EVCO, Inc. (1991) (New Jersey)

         EVSA, Inc. (1992) (Pennsylvania)

         Prime Property Funding, Inc. (1993) (Delaware)

         Wil Gro, Inc. (1992) (Pennsylvania)

         Equitable Underwriting and Sales Agency (Bahamas) Limited
         (1993) (Bahamas)

 (a) Registered Broker/Dealer     (b) Registered Investment Advisor

    Donaldson Lufkin & Jenrette, Inc.
    The Equitable Life Assurance Society of the United States (cont.)

         Fox Run Inc. (1994) (Massachusetts)

         STCS, Inc. (1992) (Delaware)

         CCMI Corporation (1994) (Maryland)

         FTM Corporation (1994) (Maryland)

         HVM Corporation (1994) (Maryland)

         Equitable BJVS, Inc. (1992) (California)

         Equitable Rowes Wharf, Inc. (1995) (Massachusetts)

         GP/EQ Southwest, Inc. (1995) (Texas) (94.132%)

         Camelback JVS, Inc. (1995) (Arizona)

         ELAS Realty, Inc. (1996) (Delaware)

         Equitable Realty Assets Corporation (1983) (Delaware)

         100 Federal Street Realty Corporation (Massachusetts)

         Equitable Structured Settlement Corporation (1996)(Delaware)

         Equitable Holdings, LLC (1997) (New York) (into which Equitable Holding Corporation was merged in 1997)

              EQ Financial Consultants, Inc. (formerly Equico Securities, Inc.)
              (l97l) (Delaware) (a) (b)

              ELAS Securities Acquisition Corp. (l980) (Delaware)

              100 Federal Street Funding Corporation (Massachusetts)

              EquiSource of New York, Inc. (1986) (New York) (See Addendum A for subsidiaries)

              Equitable Casualty Insurance Company (l986) (Vermont)

              EREIM LP Corp. (1986) (Delaware)

                   EREIM LP Associates (1%)

                        EML Associates (.02%)

 (a) Registered Broker/Dealer     (b) Registered Investment Advisor

    Donaldson Lufkin & Jenrette, Inc.
    The Equitable Life Assurance Society of the United States (cont.)
         Equitable Holding Corporation (cont.)

              Six-Pac G.P., Inc. (1990) (Georgia)

              Equitable Distributors, Inc. (1988) (Delaware) (a)

              Equitable JVS, Inc. (1988) (Delaware)

                   Astor/Broadway Acquisition Corp. (1990) (New York)

                   Astor Times Square Corp. (1990) (New York)

                   PC Landmark, Inc. (1990) (Texas)

                   Equitable JVS II, Inc. (1994) (Maryland)

                   EJSVS, Inc. (1995) (New Jersey)

           Donaldson, Lufkin & Jenrette, Inc. (1985 by EIC; 1993 by EQ and EHC) (Delaware) (34.4%) (See Addendum B(1) for subsidiaries)

           JMR Realty Services, Inc. (1994) (Delaware)

           Equitable Structured Settlement Corporation (1996)
           (Delaware)

           Equitable Investment Corporation (l97l) (New York)

              Stelas North Carolina Limited Partnership (50% limited partnership interest) (l984)


              Equitable JV Holding Corporation (1989) (Delaware)

              Alliance Capital Management Corporation (l991) (Delaware) (b) (See Addendum B(2) for subsidiaries)

              Equitable Capital Management Corporation (l985) (Delaware) (b)


                   Alliance Capital Management L.P. (1988) (Delaware) (14.6% limited partnership interest)



              EQ Services, Inc. (1992) (Delaware)

              Equitable Agri-Business, Inc. (1984) Delaware

              Equitable Real Estate Investment Management, Inc. (l984) (Delaware) (b) (See Addendum B(3) for subsidiaries)

(a) Registered Broker/Dealer  (b) Registered Investment Advisor

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES

                             ADDENDUM A - SUBSIDIARY
                        OF EQUITABLE HOLDING CORPORATION
                       HAVING MORE THAN FIVE SUBSIDIARIES
                  --------------------------------------------


EquiSource of New York, Inc. (formerly Traditional Equinet Business Corporation of New York) has the following subsidiaries that are brokerage companies to make available to Equitable Agents within each state traditional (non-equity) products and services not manufactured by Equitable:

      EquiSource of Alabama, Inc. (1986) (Alabama)
      EquiSource of Arizona, Inc. (1986) (Arizona)
      EquiSource of Arkansas, Inc. (1987) (Arkansas)
      EquiSource Insurance Agency of California, Inc. (1987) (California) EquiSource of Colorado, Inc. (1986) (Colorado)
      EquiSource of Delaware, Inc. (1986) (Delaware)
      EquiSource of Hawaii, Inc. (1987) (Hawaii)
      EquiSource of Maine, Inc. (1987) (Maine)
      EquiSource Insurance Agency of Massachusetts, Inc. (1988) (Massachusetts) EquiSource of Montana, Inc. (1986) (Montana)
      EquiSource of Nevada, Inc. (1986) (Nevada)
      EquiSource of New Mexico, Inc. (1987) (New Mexico)
      EquiSource of Pennsylvania, Inc. (1986) (Pennsylvania)
      EquiSource Insurance Agency of Utah, Inc. (1986) (Utah)
      EquiSource of Washington, Inc. (1987) (Washington)
      EquiSource of Wyoming, Inc. (1986) (Wyoming)

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES
                      ADDENDUM B - INVESTMENT SUBSIDIARIES
                       HAVING MORE THAN FIVE SUBSIDIARIES

Donaldson, Lufkin & Jenrette, Inc. has the following subsidiaries, and approximately 150 other subsidiaries, most of which are special purpose subsidiaries (the number fluctuates according to business needs):

         Donaldson, Lufkin & Jenrette, Securities Corporation
         (1985) (Delaware) (a) (b)
              Wood, Struthers & Winthrop Management Corp. (1985) (Delaware) (b) Autranet, Inc. (1985) (Delaware) (a)
         DLJ Real Estate, Inc.
         DLJ Capital Corporation (b)
         DLJ Mortgage Capital, Inc. (1988) (Delaware)
              Column Financial, Inc. (1993) (Delaware) (50%)

Alliance Capital Management Corporation (as general partner) (b)has the following subsidiaries:

         Alliance Capital Management L.P. (1988) (Delaware) (b)
              Alliance Capital Management Corporation of
              Delaware, Inc. (Delaware)
                   Alliance Fund Services, Inc. (Delaware) (a)
                   Alliance Fund Distributors, Inc. (Delaware) (a)
                   Alliance Capital Oceanic Corp. (Delaware)
                   Alliance Capital Management Australia Pty. Ltd. (Australia) Meiji - Alliance Capital Corp. (Delaware) (50%)
                   Alliance Capital (Luxembourg) S.A. (99.98%)
                   Alliance Eastern Europe Inc. (Delaware)
                   Alliance Barra Research Institute, Inc. (Delaware) (50%) Alliance Capital Management Canada, Inc. (Canada) (99.99%) Alliance Capital Management (Brazil) Llda
                   Alliance Capital Global Derivatives Corp. (Delaware) Alliance International Fund Services S.A. (Luxembourg) Alliance Capital Management (India) Ltd. (Delaware) Alliance Capital Mauritius Ltd.
                   Alliance Corporate Finance Group, Incorporated (Delaware)
                        Equitable Capital Diversified Holdings, L.P. I Equitable Capital Diversified Holdings, L.P. II
                   Curisitor Alliance L.L.C. (Delaware)
                        Curisitor Holdings Limited (UK)
                        Alliance Capital Management (Japan), Inc.
                        Alliance Capital Management (Asia) Ltd.
                        Alliance Capital Management (Turkey), Ltd.
                        Cursitor Alliance Management Limited (UK)

         (a) Registered Broker/Dealer (b) Registered Investment Advisor

                            AXA-UAP GROUP CHART

The information listed below is dated as of December 31, 1997; percentages shown represent voting power. The name of the owner is noted when AXA-UAP indirectly controls the company.

                AXA-UAP INSURANCE AND REINSURANCE BUSINESS HOLDING

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------


AXA Assurances Iard               France         100% by AXA France Assurance

AXA Assurances Vie                France         100% by AXA France Assurance

AXA Courtage Iard                 France         97.4% by AXA France Assurance
                                                 and UAP Iard

AXA Courtage Vie                  France         100% by AXA France Assurance

Alpha Assurances Vie              France         100% by AXA France Assurance

AXA Direct                        France         100%

Direct Assurances Iard            France         100% by AXA Direct

Direct Assurance Vie              France         100% by AXA Direct

AXA Tellit Versicherung           Germany        50% owned by AXA Direct and
                                                 50% by CKAG

Axiva                             France         100% by AXA France Assurance

Juridica                          France         88.4% by UAP Iard, 10.9% by
                                                 AXA France Assurance

AXA Assistance France             France         100% by AXA Assistance SA

Monvoisin Assurances              France         99.9% by different companies
                                                 and Mutuals

Societe Beaujon                   France         100%

Lor Finance                       France         100%

Jour Finance                      France         100% by AXA Conseil Iard and
                                                 by AXA Assurances Iard

Financiere 45                     France         99.8%

Mofipar                           France         100%

Compagnie Auxiliaire pour le      France         99.8% by Societe Beaujon
Commerce and l'Industrie

C.F.G.A.                          France         99.96% owned by Mutuals and
                                                 Finaxa

AXA Global Risks                  France         100% owned by AXA France
                                                 Assurance, UAP Iard and
                                                 Mutuals

Argovie                           France         100% by Axiva and SCA Argos

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------


Astral Finance                    France         99.33% by AXA Courtage Vie

Argos                             France         N.S.

AXA France Assurance              France         100%

UAP Incendie Accidents            France         100% by AXA France
                                                 Assurance

UAP Vie                           France         100% by AXA France
                                                 Assurance

UAP Collectives                   France         50% by AXA Assurances
                                                 Iard, 3.3% by AXA Conseil
                                                 Iard and 46.6% UAP Vie

Thema Vie                         France         30% by Axiva, 11.9% by
                                                 UAP Collectives, 10.9% by
                                                 UAP Iard and 46.8% by UAP Vie.

La Reunion Francaise              France         49% by UAP Iard and 51% by
                                                 AXA Global Risks

UAP Assistance                    France         52% by UAP Incendie-Accidents
                                                 and 48% by UAP Vie

UAP International                 France         50.1% by AXA-UAP and 49.9% by
                                                 AXA Global Risks

Sofinad                           France         100%

AXA-Colonia Konzern AG (AXA-
CKAG)                             Germany        39.7% by Vinci BV, 25.6% by
                                                 Kolnische Verwaltungs and
                                                 5.5% by AXA-UAP

Finaxa Belgium                    Belgium        100%

AXA Belgium                       Belgium        27.1% by AXA-UAP and 72.6%
                                                 by Finaxa Belgium

De Kortrijske Verzekering         Belgium        99.8% by AXA Belgium

Juris                             Belgium        100% owned by Finaxa Belgium

Royale Vendome                    Belgium        49% by AXA-UAP and 20.2% by
                                                 AXA Global Risks

Royale Belge                      Belgium        51.2% by Royale Vendome and
                                                 9.5% by different companies
                                                 of the Group

Royale Belge 1994                 Belgium        97.9% by Royale Belge and 2%
                                                 by UAB

UAB                               Belgium        99.9% by Royale Belge

Ardenne Prevoyante                Belgium        99.4% by Royale Belge

GB Lex                            Belgium        55% by Royale Belge, 25% by
                                                 Royale Belge 1994, 10% by
                                                 Juridica and 10% by AXA
                                                 Conseil Assurance

Royale Belge Re                   Belgium        99.9% by Royale Belge

Parcolvi                          Belgium        100% by Vinci Belgium

Vinci Belgium                     Belgium        99.5% by Vinci BV

Finaxa Luxembourg                 Luxembourg     100%


AXA Assurance IARD Luxembourg     Luxembourg     99.9%

AXA Assurance Vie Luxembourg      Luxembourg     99.9%

Royale UAP                        Luxembourg     100% by Royale Belge

Paneurolife                       Luxembourg     90% by different companies of
                                                 the AXA-UAP Group

Paneurore                         Luxembourg     90% by different companies of
                                                 the AXA-UAP Group

Crealux                           Luxembourg     100% by Royale Belge

Futur Re                          Luxembourg     100% by AXA Global Risks

General Re-CKAG                   Luxembourg     37.8% by AXA-CKAG and 12.1%
                                                 by Colonia Nordstern
                                                 Versicherung

Royale Belge Investissements      Luxembourg     100% by Royale Belge

AXA Aurora                        Spain          30% owned by AXA-UAP and 40%
                                                 by UAP International

Aurora Polar SA de Seguros y      Spain          99.4% owned by AXA Aurora
Reaseguros

Aurora Vida SA de Seguros y       Spain          90% owned by Aurora Polar and
Reaseguros                                       5% by AXA-UAP

AXA Gestion de Seguros y          Spain          99.1% owned by AXA Aurora
Reaseguros

Hilo Direct Seguros               Spain          71.4% by AXA Aurora

Ayuda Legal                       Spain          59% owned by Aurora Polar,
                                                 29% by AXA Gestion and 12%
                                                 by Aurora Vida

UAP Iberica                       Spain          100% by UAP International

General Europea (GESA)            Spain          100% by Societe Generale
                                                 d'Assistance

AXA Assicurazioni                 Italy          100%

Eurovita                          Italy          30% owned by AXA Assicurazioni

Gruppo UAP Italia (GUI)           Italy          97% by UAP International and
                                                 3% by UAP Vie

UAP Italiana                      Italy          96% by AXA-UAP and 4% by GUI

UAP Vita                          Italy          62.2% by GUI and 37.8% by UAP
                                                 Vie

Allsecures Assicurazioni          Italy          90% by GUI and 10% by UAP
                                                 Italiana

Allsecures Vita                   Italy          92.9% by GUI and 7% by AXA-UAP

Centurion Assicurazioni           Italy          100% by GUI

AXA Equity & Law plc              U.K.           100%

AXA Equity & Law Life             U.K.           100% by SLPH
Assurance Society

AXA Insurance                     U.K.           100% owned by SLPH

AXA Global Risks                  U.K.           51% owned by AXA Global
                                                 Risks (France) and 49% by
                                                 AXA Courtage IARD

Sun Life and Provincial           U.K.           71.6% by AXA-UAP and AXA
Holdings (SLPH)                                  Equity & Law Plc

Sun Life Corporation Plc          U.K.           100% by AXA Sun Life Holding

Sun Life Assurance                U.K.           100% by AXA Sun Life Holding

UAP Provincial Insurance          U.K.           100% by SLPH

English & Scottish                U.K.           100% by AXA UK

Servco                            U.K.           100% by AXA Sun Life Holding

AXA Sun Life                      U.K.           100% by AXA Sun Life Holding

AXA Leven                         The Nether-    100% by AXA Equity & Law Life
                                  lands          Assurance Society

UAP Nieuw Rotterdam               The Nether-    51% by Royale Belge, 38.9% by
Holding BV                        lands          Gelderland BV and 4.1% by
                                                 AXA-UAP

UNIROBE Groep BV                  The Nether-    100% by UAP Nieuw Rotterdam
                                  lands          Holding BV

UAP Nieuw Rotterdam Verzkerigen   The Nether-    100% by UAP Nieuw Rotterdam
                                  lands          Holding BV

UAP Nieuw Rotterdam Schade        The Nether-    100% by UAP Nieuw Rotterdam
                                  lands          Verzekerigen

UAP Nieuw Rotterdam Leven         The Nether-    100% by UAP Nieuw Rotterdam
                                  lands          Verzekerigen

UAP Nieuw Rotterdam Zorg          The Nether-    100% by UAP Nieuw Rotterdam
                                  lands          Schade

Societe Generale d'Assistance     The Nether-    51% by UAP Incendie-Accidents,
                                  lands          29% by UAP Vie and 20% by
                                                 AXA-UAP

Gelderland BV                     The Nether-    100% by UAP Vie
                                  lands

Royale Belge International        The Nether-    100% by Royale Belge
                                  lands          Investissements

Vinci BV                          The Nether-    94.8% by AXA-UAP and 5.2% by
                                  lands          Parcolvi

AXA Portugal Companhia de         Portugal       43.1% by different companies
Serguros SA                                      of the AXA-UAP Group

AXA Portugal Companhia de         Portugal       95.1% by UAP Vie and 7.5% UAP
Serguros de Vida SA                              International

Union UAP                         Switzerland    99.9% by UAP International

Union UAP Vie                     Switzerland    95% by UAP International

AXA Oyak Hayat Sigorta            Turkey         60% owned by AXA-UAP

Oyak Sigorta                      Turkey         11% owned by AXA-UAP

Al Amane Assurances               Morocco        52% by UAP International

AXA Canada Inc.                   Canada         100%

AXA Boreal Insurance Inc.         Canada         100% owned by Gestion Fracapar
                                                 Inc

AXA Assurances Inc                Canada         100% owned by AXA Canada Inc

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------


AXA Insurance Inc                 Canada         100% owned by AXA Canada Inc.
                                                 and AXA Assurance Inc

Anglo Canada General Insurance    Canada         100% owned by AXA Canada Inc.
Cy

AXA Pacific Insurance Cy          Canada         100% by AXA Boreal Insurance
                                                 Inc

AXA Boreal Assurances             Canada         100% by AXA Boreal Insurance
Agricoles Inc                                    Inc

AXA Life Insurance                Japan          100%

Dongbu AXA Life                   Korea          50%
Insurance Co. Ltd.

Sime AXA Berhad                   Malaysia       30% owned by AXA-UAP and
                                                 AXA Reassurance

AXA Investment Holdings Pte Ltd   Singapore      100%

AXA Insurance                     Singapore      100% owned by AXA Investment
                                                 Holdings Pte Ltd

AXA Insurance                     Hong Kong      100% owned by AXA Investment
                                                 Holdings Pte Ltd

AXA Life Insurance                Hong Kong      100%

PT Asuransi AXA Indonesia         Indonesia      80%


The Equitable Companies           U.S.A.         58.7% of which AXA-UAP owns
Incorporated                                     42.0%, Financiere 45, 3.2%,
                                                 Lorfinance 6.4%, AXA Equity
                                                 & Law Life Association Society
                                                 4.1% and AXA Reassurance 3.0%

The Equitable Life Assurance      U.S.A.         100% owned by The Equitable
Society of the United States                     Companies Incorporated
(ELAS)

National Mutual Holdings Ltd      Australia      51% between AXA-UAP, 42.1%
                                                 and AXA Equity & Law Life
                                                 Assurance Society 8.9%


The National Mutual Life          Australia      100% owned by National Mutual
Association of Australasia Ltd                   Holdings Ltd


National Mutual International     Australia      100% owned by National Mutual
Pty Ltd                                          Holdings Ltd

National Mutual (Bermuda) Ltd     Australia      100% owned by National Mutual
                                                 International Pty Ltd


National Mutual Asia Ltd          Australia      41% owned by National Mutual
                                                 Holdings Ltd, 20% by Datura
                                                 Ltd and 13% by National Mutual
                                                 Life Association of
                                                 Australasia


Australian Casualty & Life Ltd    Australia      100% owned by National Mutual
                                                 Holdings Ltd

National Mutual Health            Australia      100% owned by National Mutual
Insurance Pty Ltd                                Holdings Ltd

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------


AXA Reassurance                   France         100% owned by AXA-UAP, AXA
                                                 Assurances Iard and AXA Global
                                                 Risks

AXA Re Finance                    France         79% owned by AXA Reassurance

AXA Cessions                      France         100%

AXA Re Asia                       Singapore      100% owned by AXA Reassurance

AXA Re U.K. Plc                   U.K.           100% owned by AXA Re U.K.
                                                 Holding

AXA Re U.K. Holding               U.K.           100% owned by AXA Reassurance


AXA Re U.S.A.                     U.S.A.         100% owned by AXA America


AXA America                       U.S.A.         100% owned by AXA Reassurance

AXA Space                         U.S.A.         80% owned by AXA America

AXA Re Life                       U.S.A.         100% owned by AXA America

C.G.R.M.                          Monaco         100% owned by AXA Reassurance

                             AXA-UAP FINANCIAL BUSINESS

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Compagnie Financiere de Paris     France         97.2% (100% with Mutuals)
(C.F.P.)

AXA Banque                        France         98.7% owned by C.F.P.

AXA Credit                        France         65% owned by C.F.P.


AXA Gestion Interessement         France         100% owned by AXA Investment
                                                 Managers

Sofapi                            France         100% owned by C.F.P.

Soffim                            France         100% owned by C.F.P.


Societe de Placements             France         98.8% with Mutuals
Selectionnes S.P.S.

Presence et Initiative            France         100% with Mutuals


Vamopar                           France         100% owned by Societe Beaujon

Financiere Mermoz                 France         100%

AXA Investment Managers           France         100% by some AXA-UAP Group
                                                 companies

AXA Asset Management              France         100% owned by AXA Investment
Partenaires                                      Managers

AXA Investment Managers Paris     France         100% owned by AXA Investment
                                                 Managers

AXA Asset Management              France         99.6% owned by AXA Investment
Distribution                                     Managers

UAP Gestione Financiere           France         99.9 by AXA-UAP

Assurinvestissements              France         50% by UAP Vie, 30% UAP
                                                 Collectives, 20% UAP
                                                 Incendie-Accidents

Banque Worms                      France         51% by CFP and 49% by
                                                 three UAP insurance companies

Colonia Bausbykasse               Germany        97.8% by AXA-CKAG

Banque Ippa                       Belgium        99.9% by Royale Belge

Banque Bruxelles Lambert          Belgium        9.3% by Royale Belge, 3.1%
                                                 Royale Belge 1994, 0.2% by
                                                 AXA Belgium

AXA Equity & Law Home Loans       U.K.           100% owned by AXA Equity & Law
                                                 Plc

AXA Equity & Law Commercial       U.K.           100% owned by AXA Equity & Law
Loans                                            Plc Loans

Sun Life Asset Management         U.K.           66.7% owned by SLPH and 33.4%
                                                 by AXA Asset Management Ltd.

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Alliance Capital Management       U.S.A.         57.9% held by ELAS

Donaldson Lufkin & Jenrette       U.S.A.         76.2% owned by Equitable
                                                 Holdings LLC and ELAS

National Mutual Funds             Australia      100% owned by National
Management (Global) Ltd                          Mutual Holdings Ltd

National Mutual Funds             USA            100% by National Mutual Funds
Management North America                         Management (Global) Ltd.
Holding Inc.

Cogefin                           Luxembourg     100% owned by AXA Belgium

ORIA                              France         100% owned by AXA Millesimes

AXA Oeuvres d'Art                 France         100% by Mutuals


AXA Cantenac Brown                France         100%

AXA Suduiraut                     France         99.6% owned by AXA-UAP and
                                                 Societe Beaujon

                            AXA-UAP REAL ESTATE BUSINESS

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Prebail                           France         100% owned by AXA Immobilier

Axamur                            France         100% by different companies
                                                 and Mutuals

Parimmo                           France         100% by different companies
                                                 and Mutuals

S.G.C.I.                          France         100% by different companies
                                                 and Mutuals

Transaxim                         France         100% owned by S.G.C.I. and
                                                 C.P.P.

Compagnie Parisienne de           France         100% owned by S.G.C.I.
Participations (C.P.P.)

Monte Scopeto                     France         100% owned by C.P.P.

Matipierre                        France         100% by different companies

Securimo                          France         87.12% by different companies
                                                 and Mutuals

Paris Orleans                     France         100% by different companies
                                                 AXA Courtage Iard

Colisee Bureaux                   France         100% by different companies
                                                 and Mutuals

Colisee Premiere                  France         100% by different companies
                                                 and Mutuals

Colisee Laffitte                  France         100% by Colisee Bureaux

Fonciere Carnot Laforge           France         100% by Colisee Premiere

Parc Camoin                       France         100% by Colisee Premiere

Delta Point du Jour               France         100% owned by Matipierre

Paroi Nord de l'Arche             France         100% owned by Matipierre

Falival                           France         100% owned by AXA Reassurance

Compagnie du Gaz d'Avignon        France         100% owned by AXA Assurances
                                                 Iard

Ahorro Familiar                   France         44% owned by AXA Assurances
                                                 Iard, 1% by AXA Aurora Polar
                                                 and 1% by AXA Seguros

Fonciere du Val d'Oise            France         100% owned by C.P.P.

Sodarec                           France         100% owned by C.P.P.

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Centrexpo                         France         99.3% owned by C.P.P.

Fonciere de la Ville du Bois      France         99.6% owned by Centrexpo

Colisee Seine                     France         100% owned by different
                                                 companies

Translot                          France         100% owned by SGCI

Colisee Alpha                     France         100% owned by Colisee Bureaux

Colisee Silly                     France         100% owned by Colisee Bureaux

S.N.C. Dumont d'Urville           France         100% owned by Colisee Premiere


Colisee Federation                France         100% by SGCI

Colisee Saint Georges             France         100% by SGCI

Drouot Industrie                  France         50% by SGCI and 50% by Axamur

Colisee Vauban                    France         99.6% by Matipierre

Fonciere Colisee                  France         100% by Matipierre and other
                                                 companies of the AXA-UAP Group

AXA Pierre S.C.I.                 France         97.6% owned by different
                                                 companies and Mutuals

AXA Millesimes                    France         85.4% owned by AXA-UAP and the
                                                 Mutuals

Chateau Suduirault                France         100% owned by AXA Millesimes

Diznoko                           Hungary        95% owned by AXA Millesimes

Compagnie Fonciere Matignon       France         100% by different companies
                                                 and Mutuals

Fidei                             France         20.7% owned by C.F.P. and
                                                 10.8% by Axamur

Fonciere Saint Sebastien          France         99.9% by UAP Vie

Fonciere Vendome                  France         91% by different companies of
                                                 the Group

La Holding Vendome                France         99.9% by AXA Global Risks

10, boulevard Haussmann           France         69% by La Fonciere Vendome and
                                                 31% by AXA Conseil Iard

37-39 Le Peletier                 France         100% by AXA Courage Iard

Ugici                             France         100% by different companies of
                                                 the AXA-UAP Group of which
                                                 93.1% by UAP Vie

Ugicomi                           France         100% by different companies of
                                                 the AXA-UAP Group of which
                                                 63.8% by UAP Vie

Ugif                              France         100% by different companies of
                                                 the AXA-UAP Group of which
                                                 59.6% by UAP Vie and 32.6%
                                                 by UAP Collectives

Ugil                              France         93.9% by different companies
                                                 of the AXA-UAP Group of which
                                                 65.8% by UAP Vie

Ugipar                            France         100% by different companies
                                                 of the AXA-UAP Group of which
                                                 39.4% by UAP Vie, 35.4% by AXA
                                                 Courtage Iard and 20.8% by UAP
                                                 Collectives

AXA Immobiller                    France         100% by AXA UAP

Quinta do Noval Vinhos S.A.       Portugal       99.6% owned by AXA Millesimes

                               OTHER AXA-UAP BUSINESS

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------


A.N.F.                            France         95.4% owned by Finaxa

Lucia                             France         20.6% owned by AXA Assurances
                                                 Iard and 8.6% by Mutuals

Schneider S.A.                    France         10.4%

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES

                                      NOTES
                                      -----


1. The year of formation or acquisition and state or country of incorporation of each affiliate is shown.

2. The chart omits certain relatively inactive special purpose real estate subsidiaries, partnerships, and joint ventures formed to operate or develop a single real estate property or a group of related properties, and certain inactive name-holding corporations.


3.  All ownership interests on the chart are 100% common stock ownership except:
    (a) The Equitable Companies Incorporated's 41.8% interest in Donaldson, Lufkin & Jenrette, Inc. and Equitable Holdings, LLC's 34.4% interest in same; (b) as noted for certain partnership interests; (c) Equitable Life's ACMC, Inc.'s and Equitable Capital Management Corporation's limited partnership interests in Alliance Capital Management L.P.; (d) as noted for certain subsidiaries of Alliance Capital Management Corp. of Delaware, Inc.;
    (e) Treasurer Robert L. Bennett's 20% interest in Compass Management and Leasing Co. (formerly EREIM, Inc.); and (f) DLJ Mortgage Capital's and Equitable Real Estate's respective ownerships, 50% each in Column Financial, Inc.


4. The operational status of the entities shown as having been formed or authorized but "not yet fully operational" should be checked with the appropriate operating areas, especially for those that are start-up situations.


5. The following entities are not included in this chart because, while they have an affiliation with The Equitable, their relationship is not the ongoing equity-based form of control and ownership that is characteristic of the affiliations on the chart, and, in the case of the first two entities, they are under the direction of at least a majority of "outside" trustees:


                             The Hudson River Trust
                                EQ Advisors Trust
                                Separate Accounts

6.  This chart was last revised on April 1, 1998.

Item 27.        Number of Contractowners
                ------------------------


                As of March 31, 1998, there were 79,522 certificates in force under the Momentum Plus Contract offered by the registrant.


Item 28.        Indemnification
                ---------------

                (a)   Indemnification of Principal Underwriter
                      ----------------------------------------

                      To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, Equitable undertook to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, is or was a director or officer of Equico.

                (b)   Undertaking
                      -----------

                      Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.        Principal Underwriters
                ----------------------


                (a) EQ Financial Consultants, Inc. ("EQ Financial"), a wholly-owned subsidiary of Equitable, is the principal underwriter for its Separate Account A, Separate Account No. 301, Separate Account I and Separate Account FP. EQ Financial's principal business address is 1290 Avenue of the Americas, NY, NY 10104.


                (b)   See Item 25.

                (c)   Not applicable.

Item 30.        Location of Accounts and Records
                --------------------------------


                The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by Equitable at 1290 Avenue of the Americas, New York, NY 10104 and the AMA Building, 135 West 50th Street, New York, NY 10020 and 200 Plaza Drive Secaucus, NJ 07096.


Item 31.        Management Services
                -------------------

                Not applicable.

Item 32.        Undertakings
                ------------

                The Registrant hereby undertakes:

                (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

                (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

                (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


                (d) Equitable represents that the fees and charges deducted under the Contract described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable under the Contract. Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the Contract includes innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages or riders to any contract, or prospectus, or otherwise.


                Although 403(b) Contracts are not currently offered under this Registration Statement, they may be in the future. In such event, the Registrant hereby represents that it intends to rely on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraph (1)-(4) of that letter.

                                   SIGNATURES


          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 30th day of April, 1998.



                                SEPARATE ACCOUNT A OF THE EQUITABLE LIFE
                                ASSURANCE SOCIETY OF THE UNITED STATES
                                               (Registrant)

                                By:  The Equitable Life Assurance Society
                                          of the United States

                                By:   /s/ Maureen K. Wolfson
                                    ----------------------------
                                         Maureen K. Wolfson
                                           Vice President

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 30th day of April, 1998.


                                THE EQUITABLE LIFE ASSURANCE SOCIETY
                                        OF THE UNITED STATES
                                             (Depositor)

                                By:   /s/ Maureen K. Wolfson
                                    ----------------------------
                                         Maureen K. Wolfson
                                           Vice President


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

Michael Hegarty                      President, Chief Operating Officer and
                                     Director

Edward D. Miller                     Chairman of the Board, Chief Executive
                                     Officer and Director

PRINCIPAL FINANCIAL OFFICER:

Stanley B. Tulin                     Vice Chairman of the Board, Chief
                                     Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

/s/ Alvin H. Fenichel                Senior Vice President and Controller
---------------------
Alvin H. Fenichel
April 30, 1998

DIRECTORS:

Francoise Colloc'h        Donald J. Greene           George T. Lowy
Henri de Castries         John T. Hartley            Edward D. Miller
Joseph L. Dionne          John H.F. Haskell, Jr.     Didier Pineau-Valencienne
Denis Duverne             Michael Hegarty            George J. Sella, Jr.
William T. Esrey          Mary R. (Nina) Henderson   Stanley B. Tulin
Jean-Rene Fourtou         W. Edwin Jarmain           Dave H. Williams
Norman C. Francis         G. Donald Johnston, Jr



By: /s/ Maureen K. Wolfson
    --------------------------
        Maureen K. Wolfson
        Attorney-in-Fact
        April 30, 1998

                                  EXHIBIT INDEX



EXHIBIT NO.                                               TAG VALUE
-----------                                               ---------


10(a)  Consent of Price Waterhouse LLP.                   EX-99.10a CONSENT

10(b)  Powers of Attorney.                                EX-99.10b POW ATTY